As filed with the Securities and Exchange Commission on April 26, 2012

Registration Nos.: 002-89550; 811-03972

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)
PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 50	(X)

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 53	(X	)

FUTUREFUNDS SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Officers) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Beverly A. Byrne, Esq.

Chief Compliance Officer and Chief Legal Counsel, Financial Services

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2012, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: flexible premium deferred variable annuity contracts.

FUTUREFUNDS SERIES ACCOUNT

of Great-West Life & Annuity Insurance Company

GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS

Distributed by

GWFS Equities, Inc.

8515 East Orchard Road, Greenwood Village, Colorado 80111

(800) 701-8255

Overview

This Prospectus describes a group flexible premium deferred fixed and variable annuity contract (“Group Contract”) designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the “Code”), as well as for certain non-qualified plans. The Group Contract provides a variable annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Group Contracts in connection with the following retirement plans (“Plans”):

•	pension or profit-sharing plans described in Code Section 401(a) (“401(a) Plans”);
•	cash or deferred profit sharing plans described in Code Section 401(k) (“401(k) Plans”);
•	tax sheltered or tax deferred annuities described in Code Section 403(b) (“403(b) Plans”);
•	deferred compensation plans described in Code Section 457(b) or (f) (“457(b) or (f) Plans”);
•	qualified governmental excess benefit plans described in Code Section 415(m) (“415(m) Plans”); and
•	non-qualified deferred compensation plans (“NQDC Plans”).

Participation in the Group Contracts

You may be eligible to participate in the Group Contract if you participate in one of the Plans listed above. The owner of a Group Contract will be an employer, plan trustee, certain employer associations, or certain employee associations, as applicable (“Group Contractowner”). We will establish a Participant annuity account (“Participant Annuity Account”) in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.

Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Group Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.

Payment Options

The Group Contract offers you a variety of annuity payment options. You can select from options that provide for fixed or variable payments, or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select. Income can be guaranteed for your lifetime and/or your spouse’s lifetime, or for a specified period of time, depending on (1) the options made available under the terms of your Plan and the Group Contract, and (2) your needs and circumstances.

2

Allocating Your Money

You can allocate your Contributions among several Investment Divisions of the FutureFunds Series Account (the “Series Account”). Each Investment Division invests all of its assets in one of the corresponding mutual funds (“Eligible Funds”). The following is a list of each Eligible Fund:

Alger Balanced Portfolio – Class I-2

Alger Mid Cap Growth Portfolio – Class I-2

Alger Small Cap Growth Institutional Fund – Class I

American Century Equity Income Fund – Investor Class1

American Century Income & Growth Fund – Investor Class

American Funds Capital World Growth and Income Fund – Class R3

American Funds The Growth Fund of America – Class R3

Artisan International Fund – Investor Class

Columbia LifeGoal Balanced Growth Portfolio – Class A

Columbia Mid Cap Value Fund – Class R

Davis New York Venture Fund – Class R

Federated Capital Appreciation Fund – Class A

Fidelity VIP Contrafund Portfolio – Initial Class

Fidelity VIP Growth Portfolio – Initial Class

Franklin Small-Mid Cap Growth Fund – Class A

Invesco Dynamics Fund – Investor Class2

Invesco Small Cap Growth Fund – Class A3

Invesco Van Kampen American Franchise Fund – Class A

Invesco Van Kampen American Value Fund – Class R

Invesco Van Kampen Comstock Fund – Class R

Invesco Van Kampen Small Cap Value Fund – Class A4

Janus Aspen Worldwide Portfolio – Institutional Shares

Janus Fund – Class T

Janus Twenty Fund – Class T5

Janus Worldwide Fund – Class T

Legg Mason Capital Management Value Trust – Financial Intermediary Class

Lord Abbett Value Opportunities Fund – Class A

MainStay U.S. Small Cap Fund – Class A6

Maxim Ariel MidCap Value Portfolio – Initial Class

Maxim Ariel Small-Cap Value Portfolio – Initial Class

Maxim Bond Index Portfolio – Initial Class

Maxim Invesco ADR Portfolio – Initial Class

Maxim Janus Large Cap Growth Portfolio – Initial Class

Maxim Lifetime 2015 Portfolio I – Class T

Maxim Lifetime 2025 Portfolio I – Class T

Maxim Lifetime 2035 Portfolio I – Class T

Maxim Lifetime 2045 Portfolio I – Class T

Maxim Lifetime 2055 Portfolio I – Class T

Maxim Lifetime 2015 Portfolio II – Class T

Maxim Lifetime 2025 Portfolio II – Class T

Maxim Lifetime 2035 Portfolio II – Class T

Maxim Lifetime 2045 Portfolio II – Class T

Maxim Lifetime 2055 Portfolio II – Class T

Maxim Lifetime 2015 Portfolio III – Class T

Maxim Lifetime 2025 Portfolio III – Class T

Maxim Lifetime 2035 Portfolio III – Class T

[1]	This Investment Division is closed to incoming Transfers and new Contributions.
[2]	This Investment Division is closed to incoming Transfers and new Contributions.
[3]	This Investment Division is closed to incoming Transfers and new Contributions.
[4]	This Investment Division is closed to incoming Transfers and new Contributions.
[5]	This Investment Division is closed to incoming Transfers and new Contributions.
[6]	This Investment Division is closed to incoming Transfers and new Contributions.

3

Maxim Lifetime 2045 Portfolio III – Class T

Maxim Lifetime 2055 Portfolio III – Class T

Maxim Loomis Sayles Bond Portfolio – Initial Class

Maxim Loomis Sayles Small-Cap Value Portfolio – Initial Class

Maxim MFS International Value Portfolio – Initial Class

Maxim Money Market Portfolio

Maxim S&P 600 Index Portfolio (formerly Maxim Index 600 Portfolio) – Initial Class

Maxim Small-Cap Growth Portfolio – Initial Class

Maxim Stock Index Portfolio – Initial Class

Maxim T. Rowe Price Equity/Income Portfolio – Initial Class

Maxim T. Rowe Price MidCap Growth Portfolio – Initial Class

Maxim U.S. Government Mortgage Securities Portfolio – Initial Class

Maxim Aggressive Profile I Portfolio – Initial Class

Maxim Conservative Profile I Portfolio – Initial Class

Maxim Moderate Profile I Portfolio – Initial Class

Maxim Moderately Aggressive Profile I Portfolio – Initial Class

Maxim Moderately Conservative Profile I Portfolio – Initial Class

MFS Growth Fund (formerly MFS Core Growth Fund) – Class A

Oppenheimer Capital Appreciation Fund – Class A

Oppenheimer Global Fund – Class A

PIMCO Total Return Fund – Administrative Class

Pioneer Equity Income VCT Portfolio – Class II

Putnam High Yield Advantage Fund – Class R

Putnam International Capital Opportunities Fund – Class R

RidgeWorth Small Cap Growth Stock Fund – Class I

Royce Total Return Fund – Class K

RS Select Growth Fund – Class A

RS Small Cap Growth Fund – Class A

The Jensen Quality Growth Fund (formerly The Jensen Portfolio) – Class R

You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a Fixed Option is not considered a security and is not subject to review by the Securities and Exchange Commission (the “SEC”).

The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Contractowner for more information.

This Prospectus presents important information you should read before participating in the Group Contract, including a description of the material rights and obligations under the Group Contract. It is important that you read the Prospectus carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information (the “SAI”) dated May 1, 2012, which has been filed with the SEC. The SAI is incorporated by reference as a matter of law into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The SAI may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 537-2033. You may also obtain the Prospectus, material incorporated by reference, and other information regarding us, by visiting the SEC’s Web site at http://www.sec.gov.

The date of this prospectus is May 1, 2012

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

4

DEFINITIONS	- 1 -
FEE TABLES	- 3 -
EXAMPLE	- 4 -
CONDENSED FINANCIAL INFORMATION	- 5 -
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY	- 5 -
FUTUREFUNDS SERIES ACCOUNT	- 5 -
INVESTMENTS OF THE SERIES ACCOUNT	- 6 -
The Eligible Funds	- 6 -
Insurance-Dedicated Eligible Funds.	- 6 -
Public Eligible Funds.	- 6 -
Payments We Receive.	- 7 -
Eligible Fund Investment Advisers	-12-
Reinvestment and Redemption	- 15 -
Meeting Investment Objectives	- 15 -
Where to Find More Information About the Eligible Funds	- 15 -
THE GROUP CONTRACTS	- 15 -
Group Contract Availability	- 15 -
Purchasing an Interest in the Group Contract	- 15 -
Contributions	- 15 -
Participant Annuity Account	-16-
Assignments and Transfers	- 16 -
ACCUMULATION PERIOD	- 16 -
Participant Enrollment Form and Initial Contribution	- 16 -
Subsequent Contributions	- 17 -
Participant Annuity Account Value	- 17 -
Making Transfers	- 17 -
Market Timing & Excessive Trading	- 18 -
Automatic Custom Transfers	- 20 -
Dollar Cost Averaging	- 20 -
Rebalancer	- 21 -
Loans	- 21 -
Total and Partial Withdrawals	- 21 -
Cessation of Contributions	- 22 -
Death Benefit	- 23 -
CHARGES AND DEDUCTIONS	- 24 -
Annual Contract Maintenance Charge	- 24 -
Contingent Deferred Sales Charge	- 24 -
Additional Contingent Deferred Sales Charges	- 26 -
Contingent Deferred Sales Charge Free Amount	- 26 -
General Provisions Applicable to the CDSC	- 27 -
Situations under which the CDSC may not Apply	- 27 -
Mortality and Expense Risk Deductions	- 27 -
The Daily M&E Deduction	- 28 -
Periodic M&E Deduction	- 28 -
Premium Tax Deductions	- 29 -
Expenses of the Eligible Funds	- 29 -
Restorations	- 29 -
PERIODIC PAYMENT OPTIONS	- 30 -
ANNUITY PAYMENT OPTIONS	- 31 -
Variable Annuity Payments	- 33 -
Annuity Units	- 33 -
Amount of First Variable Payment	- 33 -
Amount of Variable Payment after the First Payment	- 33 -
Fixed Annuity Payments	- 33 -

i

Combination Variable and Fixed Annuity Payments	- 33 -
Transfer to Effect Annuity Option Elected	- 34 -
Transfer After the Annuity Commencement Date	- 34 -
Proof of Age and Survival	- 34 -
Frequency and Amount of Annuity Payments	- 34 -
Other Restrictions	- 34 -
CONTRACT TERMINATION DUE TO PLAN TERMINATION	- 34 -
CONTRACT TERMINATION DUE TO CONTRACT CONVERSION	- 35 -
FEDERAL TAX CONSEQUENCES	- 35 -
Introduction	- 35 -
Taxation of Annuities in General	- 36 -
401(a) Plans	- 36 -
401(k) Plans	- 36 -
403(b) Plans	- 37 -
457(b) Plans	- 38 -
457(f) Plans	- 39 -
415(m) Plans	- 39 -
NQDC Plans	- 39 -
Portability	- 39 -
Establishment of an Alternate Payee Account	- 40 -
Required Beginning Date/Required Minimum Distributions	- 40 -
Federal Taxation of Distributions	- 40 -
Early Distribution Penalty Taxes	- 41 -
Distributions on Death of Participant	- 41 -
Federal Income Tax Withholding	- 41 -
Taxation of Great-West	- 42 -
Seek Tax Advice	- 42 -
VOTING RIGHTS	- 42 -
DISTRIBUTION OF THE GROUP CONTRACTS	- 44 -
STATE REGULATION	- 45 -
RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM	- 45 -
REPORTS	- 45 -
RIGHTS RESERVED BY GREAT-WEST	- 45 -
Adding and Discontinuing Investment Options	- 46 -
Substitution of Investments	- 46 -
LEGAL PROCEEDINGS	- 46 -
LEGAL MATTERS	- 46 -
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	- 46 -
AVAILABLE INFORMATION	- 46 -
APPENDIX A – CONDENSED FINANCIAL INFORMATION	A -
APPENDIX B—CALCULATION OF THE NET INVESTMENT FACTOR	B -

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

The Group Contract is not available in all states.

ii

DEFINITIONS

Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Group Contract.

Accumulation Unit: An accounting measure we use to determine your Variable Account Value during the Accumulation Period.

Administrative Offices: The Administrative Offices of Great-West are located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.

Amendment Rider: GAC Amend 07 Amendment Rider, which offers supplemental provisions on an as needed basis to the Group Contract between Great-West and the Group Contractowner at no additional charge.

Annuity Commencement Date: The date payments begin under an annuity payment option.

Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.

Contribution(s): Amount(s) paid to us under the Group Contract on your behalf.

Eligible Fund: A mutual fund in which an Investment Division invests all of its assets.

Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.

Fixed Options: Investment options that provide a fixed rate of return to which you can allocate Contributions or make Transfers. Your interests in the Fixed Options are not securities and are not subject to review by the SEC. Please consult with the Group Contractowner for more information about the Fixed Options.

Group Contract: An agreement between Great-West and the Group Contractowner providing a group flexible premium deferred fixed and/or variable annuity issued in connection with certain retirement Plans.

Group Contractowner: Depending on the type of Plan and the employer’s involvement, the Group Contractowner will be an employer, Plan trustee, certain employer associations or employee associations.

Guaranteed Account Value: The sum of the value of each of your Guaranteed Sub-Accounts.

Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.

Investment Division: The Series Account is divided into Investment Divisions, each of which corresponds to and contains shares of an Eligible Fund. There is an Investment Division for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds. Investment Divisions may be also referred to as “sub-accounts” or “divisions” in the Prospectus, SAI or Series Account financial statements.

Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as “you,” “your” or “yours” in this Prospectus.

Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.

Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values.

Premium Tax: The amount of tax, if any, charged by a state or other government authority.

Request: Any Request, either written, by telephone or computerized, which is in a form satisfactory to Great-West and received in good order by Great-West at its Administrative Offices.

Series Account: FutureFunds Series Account, a separate account, established by Great-West to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and consists of the individual Investment Divisions.

Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.

Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.

Valuation Date: The date on which we calculate the Accumulation Unit value of each Investment Division. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Valuation Period: The period between two successive Valuation Dates.

Variable Account Value: The total value of your Variable Sub-Accounts.

Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.

FEE TABLES

The following tables describe the fees and expenses that you, as a Participant, will pay under the Group Contract. The first table describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or Transfer cash value between investment options. State Premium Tax may also be deducted.

PARTICIPANT TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Maximum Contingent Deferred Sales Charge (as a percentage of amount distributed)	8.5%[7]
Transfer Fee	None
Premium Tax Charges	0.00% - 3.50%[8]

The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.

Annual Contract Maintenance Charge	$30.00

SERIES ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Charge9

Maximum Periodic Mortality and Expense Risk Charge[10] (as a percentage of the Participant Annuity Account Value)	1.00%
Maximum Daily Mortality and Expense Risk Charge[11] (as a deduction in the Net Investment Factor)	1.25%
Total Series Account Annual Expenses	1.00% or 1.25%

7 The contingent deferred sales charge will be based upon the level applicable to your Group Contract. Under the applicable level, the contingent deferred sales charge is generally based on the amount distributed. Under Level 1—5 Group Contracts, the contingent deferred sales charge will not exceed 6% of Contributions made by the Participant under the Group Contract. If the Amendment Rider is selected, Level 6 or Level 7 may apply under which the contingent deferred sales charge will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract. The 8.5% limit applies to all contingent deferred sales charges under the Group Contract. For more information about the various Group Contract levels for the contingent deferred sales charge and circumstances in which a contingent deferred sales charge “free amount” may apply, please see the discussion beginning on page 24.

8 A Premium Tax charge may apply.

9 We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”), or (ii) a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” on page 27 for more information.

10 The Periodic M&E Deduction is assessed as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” on page 27 for more information.

11 The Daily M&E Deduction is a charge deducted from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” on page 27 for more information.

The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund.

TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSE

	Minimum	Maximum
(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1][2]	0.46%	1.72%	[13]

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE ELIGIBLE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts. These costs include a Participant’s transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Group Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$897	$1,507	$2,143	$3,243

(2) If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$297	$907	$1,543	$3,243

12 Twenty of the Eligible Funds, the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios, are "fund of funds" that invest substantially all of their assets in shares of other Maxim Series Fund Portfolios, portfolios in the same group of investment companies as the Maxim Series Fund and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Maxim Profile Portfolios and the Maxim Lifetime Asset Allocation Portfolios as a result of their investment in shares of one or more Underlying Portfolios

13 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Eligible Funds have agreed to reduce their fees and/or reimburse the Eligible Fund's expenses in order to keep the Eligible Fund's expenses below specified limits. The expenses of certain Eligible Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Eligible Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Eligible Fund's prospectus.

The examples do not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.

The fee tables and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected condensed financial information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is derived from the financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a fuller picture of each Investment Division’s finances and performance, you should also review the Series Account’s financial statements, which are contained in the SAI.

FINANCIAL STATEMENTS

The SAI contains our financial statements and those of the Series Account.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Great-West is a stock life insurance company originally organized under the laws of the State of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, Great-West redomesticated and is now organized under the laws of the state of Colorado.

Great-West is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam, and in all states in the United States, except New York.

Great-West is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc., a holding company. Great-West Lifeco, Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies which he controls, has voting control of Power Corporation of Canada.

Great-West has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the SEC under the 1940 Act, as a unit investment trust.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains or losses of any other Investment Division and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of Great-West.

The Series Account currently has several Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. We may or may not make additional Investment Divisions available to Owners of the Contracts in the future based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its Plan. Please consult with your Group Contractowner or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.

Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Insurance-Dedicated Eligible Funds

Many of the Eligible Funds described in this prospectus are available only to insurance companies for their variable contracts. Such Eligible Funds are often referred to as “insurance dedicated funds,” and are used for “mixed” and “shared” funding. “Mixed funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are bought for variable life insurance policies issued by us or other insurance companies. “Shared funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are also bought by other insurance companies for their variable annuity contract.

Some of the Insurance-Dedicated Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

Public Eligible Funds

Thirty-one of the Eligible Funds, which the Investment Divisions buy for the Group Contract, are also available to the general public. Investment Divisions investing in the following public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:

•	American Century Equity Income Fund (Investor Class)
•	American Century Income & Growth Fund (Investor Class)
•	American Funds Capital World Growth and Income Fund (Class R3)
•	American Funds The Growth Fund of America (Class R3)
•	Artisan International Fund (Investor Class)
•	Columbia Mid Cap Value Fund (Class R)

•	Davis New York Venture Fund (Class R)
•	Federated Capital Appreciation Fund (Class A)
•	Franklin Small-Mid Cap Growth Fund (Class A)
•	Invesco Dynamics Fund (Investor Class)
•	Invesco Small Cap Growth Fund (Class A)
•	Invesco Van Kampen American Franchise Fund (Class A)
•	Invesco Van Kampen American Value Fund (Class R)
•	Invesco Van Kampen Comstock Fund (Class R)
•	Invesco Van Kampen Small Cap Value Fund (Class A)
•	Janus Fund (Class T)
•	Janus Twenty Fund (Class T)
•	Janus Worldwide Fund (Class T)
•	Legg Mason Capital Management Value Trust (Financial Intermediary Class)
•	Lord Abbett Value Opportunities Fund (Class A)
•	MainStay U.S. Small Cap Fund (Class A)
•	MFS Growth Fund (formerly MFS Core Growth Fund) (Class A)
•	Oppenheimer Capital Appreciation Fund (Class A)
•	Oppenheimer Global Fund (Class A)
•	PIMCO Total Return Fund (Administrative Class)
•	Putnam High Yield Advantage Fund (Class R)
•	Putnam International Capital Opportunities Fund (Class R)
•	RidgeWorth Small Cap Growth Stock Fund (Class I)
•	Royce Total Return Fund (Class K)
•	RS Select Growth Fund (Class A)
•	RS Small Cap Growth Fund (Class A)

Payments We Receive

Some of the Eligible Funds’ investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds. Such compensation is typically based on an annual percentage of Series Account average net assets held in that Eligible Fund by us. The percentage paid may vary from one Eligible Fund company to another and generally may range up to 0.50% annually of net Series Account assets invested in the Eligible Fund. For certain Eligible Funds, some of this compensation may be paid out of Rule 12b-1 fees (ranging up to 0.50% annually of net Series Account assets in the Eligible Fund) that are deducted from Eligible Fund assets for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan. Any such fees deducted from Eligible Fund assets are disclosed in the Eligible Fund prospectuses. If GWFS receives 12b-1 fees, combined compensation to GWFS and us for administration related services generally ranges up to 0.75% annually of Series Account assets invested in an Eligible Fund.

The following sets forth the investment objective of each Eligible Fund. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.

Maxim Ariel MidCap Value Portfolio (Initial Class) seeks long-term capital appreciation.

Maxim Ariel Small-Cap Value Portfolio (Initial Class) seeks long-term capital appreciation.

Maxim Bond Index Portfolio (Initial Class) seeks investment results, before fees, that track the total return of the fixed income securities that comprise the Barclays Capital Aggregate Bond Index.

Maxim Invesco ADR Portfolio (Initial Class) seeks a high total return through capital appreciation and current income, while reducing risk through diversification.

Maxim Janus Large Cap Growth Portfolio (Initial Class) seeks long-term growth of capital.

Maxim Loomis Sayles Bond Portfolio (Initial Class) seeks high total investment return through a combination of current income and capital appreciation.

Maxim Loomis Sayles Small-Cap Value Portfolio (Initial Class) seeks long-term capital growth.

Maxim MFS International Value Portfolio (Initial Class) seeks long-term capital growth.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Eligible Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

Maxim S&P 600 Index Portfolio (formerly Maxim Index 600 Portfolio) (Initial Class) seeks investment results, before fees, that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) SmallCap 600 Index.

Maxim Small-Cap Growth Portfolio (Initial Class) seeks to achieve long-term capital growth.

Maxim Stock Index Portfolio (Initial Class) seeks investment results, before fees, that track the total return of the common stocks that comprise the following indexes: Standard & Poor’s (S&P) 500 Index and the S&P MidCap 400 Index, weighted according to their respective pro-rata share of the market.14

Maxim T. Rowe Price Equity/Income Portfolio (Initial Class) seeks substantial dividend income and also long-term capital appreciation.

Maxim T. Rowe Price MidCap Growth Portfolio (Initial Class) seeks long-term capital appreciation.

Maxim U.S. Government Mortgage Securities Portfolio (Initial Class) seeks the highest level of return consistent with preservation of capital and substantial credit protection.

Maxim Profile Portfolios

Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.

Maxim Aggressive Profile I Portfolio (Initial Class) seeks long-term capital appreciation.

Maxim Conservative Profile I Portfolio (Initial Class) seeks capital preservation.

Maxim Moderate Profile I Portfolio (Initial Class) seeks long-term capital appreciation.

Maxim Moderately Aggressive Profile I Portfolio (Initial Class) seeks long-term capital appreciation.

Maxim Moderately Conservative Profile I Portfolio (Initial Class) seeks income and capital appreciation.

14 Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400 Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of using any index.

Maxim Lifetime Asset Allocation Portfolios

Maxim Lifetime 2015 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2025 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2035 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2045 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2055 Portfolio I (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2015 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2025 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2035 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2045 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2055 Portfolio II (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2015 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2015, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2025 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2025, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2035 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2035, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2045 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2045, the investment objective is to seek income and secondarily, capital growth.

Maxim Lifetime 2055 Portfolio III (Class T) seeks capital appreciation and income consistent with its current asset allocation. After 2055, the investment objective is to seek income and secondarily, capital growth.

The Alger Portfolios

Alger Balanced Portfolio (Class I-2) seeks current income and long-term capital appreciation.

Alger Mid Cap Growth Portfolio (Class I-2) seeks long-term capital appreciation.

Alger Small Cap Growth Institutional Fund (Class I) seeks long-term capital appreciation.

Columbia Funds Variable Insurance Trust

Columbia LifeGoal Balanced Growth Portfolio (Class A) seeks total return, consisting of capital appreciation and current income.

Fidelity Variable Insurance Products Funds

Fidelity VIP Contrafund Portfolio (Initial Class) seeks long-term capital appreciation.

Fidelity VIP Growth Portfolio (Initial Class) seeks capital appreciation.

Janus Aspen Series

Janus Aspen Worldwide Portfolio (Institutional Shares) seeks long-term growth of capital.

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio (Class II) seeks current income and long-term growth of capital by investing in a portfolio consisting of primarily income producing equity securities of U.S. corporations.

The Jensen Quality Growth Fund

The Jensen Quality Growth Fund (Class R) (formerly The Jensen Portfolio) seeks long-term capital appreciation.

The following Eligible Funds are publicly offered mutual funds:

American Century Funds

American Century Equity Income Fund (Investor Class) seeks to provide current income. Capital appreciation is a secondary objective. The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

American Century Income & Growth Fund (Investor Class) seeks capital growth by investing in common stocks. Income is a secondary objective.

American Funds

American Funds Capital World Growth and Income Fund (Class R3) seeks to provide long-term growth of capital while providing current income.

American Funds The Growth Fund of America (Class R3) seeks to provide growth of capital.

Artisan Funds, Inc.

Artisan International Fund (Investor Class) seeks maximum long-term capital growth.

Columbia Funds

Columbia Mid Cap Value Fund (Class R) seeks long-term capital appreciation.

Davis Funds

Davis New York Venture Fund (Class R) seeks long-term growth of capital.

Federated Equity Funds

Federated Capital Appreciation Fund (Class A) seeks to provide capital appreciation.

Franklin Strategic Series Funds

Franklin Small-Mid Cap Growth Fund (Class A) seeks long-term capital growth.

Invesco Funds

Invesco Dynamics Fund (Investor Class) seeks long-term growth of capital. The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

Invesco Small Cap Growth Fund (Class A) seeks long-term growth of capital. The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

Invesco Van Kampen Funds

Invesco Van Kampen American Franchise Fund (Class A) seeks long term capital appreciation.

Invesco Van Kampen American Value Fund (Class R) seeks to provide a high total return by investing in equity securities of small-to-medium-sized corporations.

Invesco Van Kampen Comstock Fund (Class R) seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco Van Kampen Small Cap Value Fund (Class A) seeks capital appreciation. The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

Janus Investment Funds

Janus Fund (Class T) seeks long-term growth of capital.

Janus Twenty Fund (Class T) seeks long-term growth of capital. The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

Janus Worldwide Fund (Class T) seeks long-term growth of capital.

Legg Mason Equity Funds

Legg Mason Capital Management Value Trust (Financial Intermediary Class) seeks long-term growth of capital.

Lord Abbett Funds

Lord Abbett Value Opportunities Fund (Class A) seeks long-term capital appreciation.

MainStay Funds

MainStay U.S. Small Cap Fund (Class A) seeks long-term capital appreciation by investing primarily in securities of small-cap companies. The Investment Division for this Eligible Fund is closed to incoming Transfers and new Contributions.

MFS Funds

MFS Growth Fund (Class A) (formerly MFS Core Growth Fund) seeks capital appreciation.

Oppenheimer Funds

Oppenheimer Capital Appreciation Fund (Class A) seeks capital appreciation.

Oppenheimer Global Fund (Class A) seeks capital appreciation.

PIMCO Funds

PIMCO Total Return Fund (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

Putnam Funds

Putnam High Yield Advantage Fund (Class R) seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Putnam International Capital Opportunities Fund (Class R) seeks long-term capital appreciation.

RidgeWorth Funds

RidgeWorth Small Cap Growth Stock Fund (Class I) seeks to provide long-term capital appreciation.

Royce Funds

Royce Total Return Fund (Class K) seeks both long-term growth of capital and current income.

RS Investment Trust

RS Select Growth Fund (Class A) seeks long-term capital growth.

RS Small Cap Growth Fund (Class A) seeks capital appreciation.

Eligible Fund Investment Advisers

The Alger Portfolios and the Alger Small Cap Growth Institutional Fund are advised by Fred Alger Management, Inc., 111 Fifth Avenue, New York, New York 10003.

American Century Equity Income Fund and American Century Income & Growth Fund are advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.

American Funds The Growth Fund of America and Capital World Growth and Income Fund are advised by Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071.

Artisan International Fund is advised by Artisan Partners Limited Partnership, 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Columbia LifeGoal Balanced Growth Portfolio and Columbia Mid Cap Value Fund are advised by Columbia Management Investment Advisors, LLC, 225 Franklin Street, Boston, MA 02110.

Davis New York Venture Fund is advised by Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Federated Capital Appreciation Fund is advised by Federated Investment Management Company, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

Fidelity Variable Insurance Products Funds are advised by Fidelity Management & Research Company, 82 Devonshire Street, Boston Massachusetts 02109.

Franklin Small-Mid Cap Growth Fund is advised by Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403.

Invesco Funds are advised by Invesco Advisors, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Invesco Van Kampen American Franchise Fund, Invesco Van Kampen Comstock Fund, Invesco Van Kampen American Value Fund, and Invesco Van Kampen Small Cap Value Fund are advised by Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Janus Aspen Series is advised by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206.

Janus Worldwide Fund, Janus Fund and Janus Twenty Fund are advised by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206.

Legg Mason Capital Management Value Trust is advised by Legg Mason Capital Management, Inc., 100 International Drive, Baltimore, Maryland 21202.

Lord Abbett Value Opportunities Fund is advised by Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey 07302-3973.

MainStay U.S. Small Cap Fund is advised by New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Maxim Series Fund, Inc. is advised by GW Capital Management, LLC (doing business as Maxim Capital Management, LLC (“MCM”)), 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.

MFS Growth Fund is advised by Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116.

Oppenheimer Funds are advised by OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281.

PIMCO Total Return Fund is advised by Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660.

Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.

Putnam High Yield Advantage Fund and Putnam International Capital Opportunities Fund are managed by Putnam Investment Management, LLC, One Post Office Square, Boston, MA 02109.

RidgeWorth Small Cap Growth Stock Fund is managed by RidgeWorth Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

Royce Total Return Fund is advised by Royce & Associates, LLC, 1414 Avenue of the Americas, New York, New York 10019.

RS Select Growth Fund and RS Small Cap Growth Fund are advised by RS Investment Management Co. LLC, 388 Market Street, Suite 1700, San Francisco, California 94111.

The Jensen Quality Growth Fund is managed by Jensen Investment Management, Inc., 5300 Meadows Road, Suite 250, Lake Oswego Oregon, 97035.

Maxim Series Fund Sub-Advisers

Maxim Series Fund, Inc. currently operates under a manager-of-managers structure under an SEC order granting exemptions, which permits MCM, without shareholder approval, to enter into, terminate, or materially amend sub-advisory agreements with sub-advisers to manage the investment and reinvestment of the assets of the Portfolios of Maxim Series Fund, Inc. These sub-advisers are subject to the review and supervision of MCM and the board of directors of Maxim Series Fund, Inc.

Ariel Investments, LLC (“Ariel”) serves as the sub-adviser to the Maxim Ariel MidCap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 200 E. Randolph Drive, Suite 2900, Chicago, Illinois 60601.

Mellon Capital Management Corporation (“Mellon Capital”) serves as the sub-adviser of the Maxim Stock Index and Maxim S&P 600 Index Portfolios. Mellon Capital is located at One Wall Street, New York, New York 10286.

Invesco Advisers, Inc. serves as the sub-adviser to the Maxim Invesco ADR Portfolio. Invesco Advisers, Inc. is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Janus Capital Management, LLC (“Janus”) serves as the sub-adviser of the Maxim Janus Large Cap Growth Portfolio. Janus is located at 151 Detroit Street, Denver, Colorado 80206.

Loomis, Sayles & Company, LP (“Loomis Sayles”) serves as the sub-adviser to the Maxim Loomis Sayles Bond Portfolio and the Maxim Loomis Sayles Small-Cap Value Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

Massachusetts Financial Services Company (”MFS”) serves as the sub-advisor for the Maxim MFS International Value Portfolio. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

Silvant Capital Management LLC (“Silvant”) serves as the sub-adviser of the Maxim Small-Cap Growth Portfolio. Silvant is located at 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. Silvant is a subsidiary of RidgeWorth Capital Management, Inc.

T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at (800) 537-2033, or by writing to Great-West at D790 – Great-West Retirement Services Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds’ prospectuses should be read carefully before you make a decision to invest in an Investment Division. If you received a summary prospectus for an Eligible Fund, please follow the directions on the first page of the summary to obtain a copy of the Eligible Fund prospectus.

THE GROUP CONTRACTS

Group Contract Availability

The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement Plans. We issue the Group Contract in connection with:

•	401(a) Plans;
•	401(k) Plans;
•	403(b) Plans;
•	457(b) or (f) Plans;
•	415(m) Plans; and
•	NQDC Plans.

The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Contractowner has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.

Purchasing an Interest in the Group Contract

Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Contractowner. If you are eligible to participate in the Plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Contractowner, as applicable, or a GWFS representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Group Contractowner, as the case may be, for information concerning your eligibility to participate in the Plan and the Group Contract.

Contributions

Your employer will send us Contributions on your behalf. Except as limited by the Code or your Plan, there is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Group Contractowner and any person or entity claiming an interest under the Group Contract. When the Group Contractowner’s report does not coincide with the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.

Participant Annuity Account

When we approve your Participant enrollment form we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through KeyTalk® or via the Internet.

Subject to the terms of your Group Contract, in all instances where the Group Contractowner has elected to be billed for fees and charges under the Group Contract and any of the fees or charges remain unpaid for a specified period after the date billed, the Group Contractowner, in accordance with terms of the Plan, may instruct Great-West to debit Participant Annuity Accounts in the amount of the invoice not paid. Great-West may continue to deduct charges and fees quarterly from Participant Annuity Accounts unless and until the Group Contractowner provides Great-West with written instructions to reinitiate billing.

Assignments and Transfers

In general, the interest of any Participant or Group Contractowner may not be Transferred, sold, assigned, pledged, charged, encumbered or in any way alienated by any of them.

ACCUMULATION PERIOD

Participant Enrollment Form and Initial Contribution

•	For 403(b) Plans (other than employer-sponsored Plans):

If your Participant enrollment form is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your Participant enrollment form within two business days of receipt at our Administrative Offices. If your Participant enrollment form is incomplete, we will immediately place your initial Contributions in the Maxim Money Market Investment Division while we try to complete the Participant enrollment form. Upon completion of your Participant enrollment form, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the Participant enrollment form. If your Participant enrollment form remains incomplete after 105 days we will return your Contribution along with investment earnings (if any).

•	For all other Plans:

If your Participant enrollment form is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your Participant enrollment form, within two business days of receipt at our Administrative Offices. If your Participant enrollment form is incomplete, we will contact you or the Group Contractowner to obtain the missing information. If your Participant enrollment form remains incomplete for five business days, we will immediately return your Contributions. If we complete a Participant enrollment form within five business days of our receipt of the incomplete Participant enrollment form, we will allocate your initial Contribution within two business days of the Participant enrollment form’s completion in accordance with your allocation instructions. However, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will consider the Participant enrollment form to be complete if the Group Contractowner has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement Plan.

Free Look Period

Where required by law, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of Great-West within 10 days after Great-West receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.

Subsequent Contributions

We will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form. We will allocate Contributions on the Valuation Date we receive them.

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until changed.

Participant Annuity Account Value

Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or Transfer to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution, less any applicable Premium Tax, or Transfer to an Investment Division by that Investment Division’s Accumulation Unit value. The number of Accumulation Units will decrease for charges deducted and Transfers, withdrawals, or loans, if available for the Investment Division. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division’s Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division’s Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division’s assets is determined at the end of each Valuation Date.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Making Transfers

Prior to your Annuity Commencement Date, you can Transfer your Participant Annuity Account Value among the Investment Divisions and the Fixed Options by Request. However, Transfers into and out of certain of the Fixed Options may be subject to limitations. Please see your Group Contract for more information. You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Investment Divisions at any time by Request.

Your Request must specify:

•	the amounts being Transferred;
•	the Investment Division(s) or Fixed Options from which the Transfer is to be made; and
•	the Investment Division(s) or Fixed Options that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet Requests we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, and for any reason. Withdrawals are not permitted by telephone.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date when we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make Transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Market Timing & Excessive Trading

The Group Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund's portfolio securities and the reflection of that change in the Eligible Fund's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Participants. As part of those procedures, certain of the Eligible Funds have instructed us to perform standardized trade monitoring, while other Eligible Funds perform their own monitoring and request reports of the Participant's trading activity if prohibited trading is suspected. If a Participant’s trading activity is determined to constitute prohibited trading, as defined by the applicable Eligible Fund, Great-West will notify the Participant that a trading restriction will be implemented if the Participant does not cease the prohibited trading. Some Eligible Funds may require that trading restrictions be implemented immediately without warning, in which case we will notify the Participant and the Plan of the restriction imposed by the Eligible Fund(s), as applicable.

If an Eligible Fund determines, or we determine based on the applicable Eligible Fund’s definition of prohibited trading, that the Participant continues to engage in prohibited trading, we will restrict the Participant from making Transfers into the identified Eligible Fund(s) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make Transfers out of the identified Eligible Fund(s) to other available Eligible Fund(s). When the Eligible Fund’s restriction period has been met, the Participant will automatically be allowed to resume Transfers into the identified Eligible Fund(s).

Additionally, if prohibited trading persists, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the Plan, including those trades of individuals who are not engaging in prohibited trading. Inherently subjective judgments will be involved if an Eligible Fund decides to reject all trades initiated by a Plan. The discretionary nature of our procedures creates a risk that we may treat some Plans or some Participants differently than others.

Please note that the Series Account’s market timing procedures are such that, for Eligible Funds that perform their own monitoring, the Series Account does not impose trading restrictions unless or until an Eligible Fund first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Eligible Funds do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures. A Plan sponsor, however, may elect to implement Plan level restrictions to prevent or minimize prohibited trading by Participants. To the extent that such procedures are effective, we may not receive requests for information concerning trading activity from the Eligible Funds or requests to implement the trading restrictions above. In addition, we do not enter into agreements with Participants whereby we permit prohibited trading. Subject to applicable state law and the terms of each Group Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage prohibited trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we are legally obligated to provide (at the Eligible Funds’ request) information about each amount you cause to be deposited into an Eligible Fund (including by way of premium payments and Transfers under your Contract) or removed from the Eligible Fund (including by way of withdrawals and Transfers under your Contract). If an Eligible Fund identifies you as having violated the Eligible Fund’s frequent trading policies and procedures, we are obligated, if the Eligible Fund requests, to restrict or prohibit any further deposits or exchanges by you with respect to that Eligible Fund. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or Transfers by specific Participants who violate the frequent trading policies established by the Eligible Fund. Accordingly, if you do not comply with any Eligible Fund’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Eligible Fund or directing any Transfers or other exchanges involving that Eligible Fund. You should review and comply with each Eligible Fund’s frequent trading policies and procedures, which are disclosed in each Eligible Fund’s current prospectus.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in prohibited trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant's Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.

You should note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent Transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Investment Division to any other Investment Division. These systematic Transfers may be used to Transfer values from the Maxim Money Market Investment Division to other Investment Divisions as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.

Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of an Investment Division is $100 per month; and
•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Rebalancer

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

•	Your entire Variable Account Value must be included; and
•

You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

•	Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.
•	Loans may be available under 401(a), 401(k), 403(b) or governmental 457(b) Plans.
•	Consult your employer or Group Contractowner, as the case may be, for complete details.

Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date.

•	The right to a total or partial withdrawal is subject to any limitations or restrictions contained in the underlying retirement Plan.
•	When we receive a Request for a partial withdrawal within 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by up to 30 days.
•	A Request for partial withdrawal must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.

We will process your withdrawal based on the Accumulation Unit values next determined after we receive your withdrawal Request. This means that if we receive your Request prior to 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET that Business Day. If we receive your Request at or after 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET on the following Business Day.

Withdrawal proceeds attributable to the Investment Divisions will generally be paid by us within seven days of the Valuation Date on which we process your Request, though payment may be postponed for a period in excess of seven days as permitted by the 1940 Act. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value or at any time such value is zero, all of your rights under the Group Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.

Certain restrictions apply to partial or total withdrawals under a Group Contract. (See “Federal Tax Consequences” on page 35.) There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value.

You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See “Charges and Deductions” on page 24.) In addition, there may be certain tax consequences to you when you make withdrawals. (See “Federal Tax Consequences” on page 35.)

Cessation of Contributions

In the future, either Great-West or the Group Contractowner may determine that no further Contributions will be made under the Group Contract. Should this occur, then Great-West or the Group Contractowner, as applicable, shall provide the other party written notice in accordance with the terms of the Group Contract that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, Great-West shall continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.

In the event that a Date of Cessation is declared and the Group Contract is terminated, the Group Contractowner must, by Request, elect one of the following Cessation Options:

•	Cessation Option (1):

Great-West will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, will apply to Transfers to Other Companies.

•	Cessation Option (2):

Great-West will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner’s Plan. Great-West will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts in accordance with the specific requirements of the Group Contract.

•	Cessation Option (3):

Great-West and the Group Contractowner will mutually agree on the specific terms of the cessation of Contributions. The terms of such cessation of Contributions will be agreed upon in writing and in accordance with applicable law.

CESSATION OPTIONS (2) AND (3) MAY NOT BE AVAILABLE IN ALL GROUP CONTRACTS.

Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

•

If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax; or

•	If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes; or
•

If you die prior to the Annuity Commencement Date under the elected Amendment Rider, the amount payable on death will be the Participant Annuity Account Value (less any outstanding loan balance), less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid.

Your beneficiary may elect to receive the death benefit:

•	under any of the Annuity Payment Options;
•	as a lump-sum payment; or
•	as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.

Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, a lump-sum payment to your beneficiary will be made.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at Great-West’s Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

Distribution of the Proceeds

•	If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of Great-West’s receipt of such election and adequate proof of death.
•	If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.

We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the 1940 Act.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

•	if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;
•	if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;
•

if there is no surviving primary beneficiary, the Participant Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

•

if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass under the terms of the Plan document, and if none, to the Participant’s estate.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Group Contract.

Annual Contract Maintenance Charge

•	We may deduct an annual Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.
•

If your Participant Annuity Account is established after that date, the annual Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining.

•	The deduction will be pro-rated between your Variable and Guaranteed Accounts.
•	No refund of this charge will be made.
•

The annual Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the date you began participating under the Group Contract.

•	This annual Contract Maintenance Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.

Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months (“Certain Periodic Payments”), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge (“CDSC”). The amount of the CDSC depends on the type of Plan, and the Group Contract, in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.

Depending upon the Group Contract in which you participate, the CDSC will be based on one of the levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a Participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.

While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, in no event will the amount of a CDSC exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.

Level 1: 6% Capped CDSC

The CDSC for Level 1 Group Contracts will be an amount equal to 6% of:

•	the amount of the total or partial withdrawal;
•	the amount Transferred to Other Companies; or
•	the amount of Certain Periodic Payments.

The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.

Level 2: 5% Level Charge for 5 Years

The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in your sixth year of participation or later, you will incur no contingent deferred sales charge.

Level 3: 5% Decreasing Charge

The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies or amount of Certain Periodic Payments based on the table below:

Years of participation in this Group Contract	The applicable percentage shall be
0-4 years	5%
5-9 years	4%
10-14 years	3%
15 or more years	0%

Level 4: 6% Contract Termination Decreasing Charge

The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:

Years since Issuance of Group Contract	The applicable percentage shall be
0-1 years	6%
2 years	5%
3 years	4%
4 years	3%
5 years	2%
6 years	1%
7 years	1%
More than 7 years	0%

There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.

Level 5: No Contingent Deferred Sales Charges

Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.

Level 6: Contingent Deferred Sale Charge under the Amendment Rider

For Group Contracts that have elected the Amendment Rider, the CDSC amount assessed on your withdrawals, Transfers to Other Companies or Certain Periodic Payments will depend on the terms of the Amendment Rider elected by the Group Contractowner. In no event will the CDSC exceed 8.5% of Contributions. For the CDSC that applies under your Group Contract as a result of the Amendment Rider, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.

Level 7: Contract Termination Charge under the Amendment Rider

For Group Contracts that have elected the Amendment Rider and Great-West has agreed to restore under the Group Contract all or a portion of the CDSC charges, market value adjustments or other investment charges from Plan assets under a prior investment option and the Group Contract is terminated prior to Great-West’s recovery of any and all start-up costs, such amounts shall be recouped through a start-up cost recovery schedule applied as a contingent deferred sales charge, which in no event will exceed 8.5% of Contributions.

Additional Contingent Deferred Sales Charges

If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges applicable to amounts attributable to your Fixed Annuity contract:

•

an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:

Number of Years of Participation in Both the Exchanged Annuity Contract and this Group Contract:	Applicable percentage
Less than 5 Years	6%
More than 5 Years but less than 10 Years	5%
More than 10 Years	4%

The additional CDSC applies only to amounts attributable to your Fixed Annuity contract on the date you exchanged that contract for an interest in the Group Contract (the “Exchanged Amount”). Thus the additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions and earnings on the Exchanged Amount. The charge will not be assessed unless and until the foregoing have been depleted.

The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract do not ever decrease below 4%.

Contingent Deferred Sales Charge Free Amount

You may be eligible for a CDSC “Free Amount.”

•	The CDSC “Free Amount” is an amount against which the CDSC will not be assessed.
•

The “Free Amount” shall not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year.

All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any “Free Amount.”

General Provisions Applicable to the CDSC

The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):

If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.

The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The CDSC is paid to Great-West to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the CDSC applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by Great-West based upon consideration of the following factors:

•	size of the prospective group;
•	projected annual Contributions for all Participants in the group;
•	frequency of projected withdrawals;
•	type and frequency of administrative and sales services provided;
•	level of contract maintenance charge, administrative charge and mortality and expense risk charge;
•	type and level of communication services provided; and
•	number and type of Plans.

We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.

It is possible that the CDSC will not be sufficient to enable Great-West to recover all of its distribution expenses. In such case, the loss will be borne by Great-West out of its general account assets.

Situations under which the CDSC may not Apply

Prior to the Date of Cessation, if Great-West is the exclusive provider, the CDSC may not apply in certain situations. Examples of such situation(s) include, but are not limited to, the following:

•	the Participant dies; or
•	the Participant severs employment; or
•	the Participant is entitled to a Plan approved hardship or unforeseeable emergency; or
•	the Participant elects an Annuity Payment Option with life contingency or an annuity payment period or periodic payment period of a minimum duration specified under the Group Contract; or
•	Plan termination; or
•	the Group Contractowner elects a Contract Termination Date due to Contract Conversion and assets are Transferred to another contract offered by Great-West; or
•

the Participant elects a total or partial surrender, total or partial distribution, withdrawal, in-service withdrawal, Transfer to Other Companies, single sum payment, or certain other payment options available under the Group Contract.

Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

Depending on the terms of your Group Contract, we may assess this charge as:

1)	a daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”); or
2)	a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”)

You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer or Group Contractowner, as the case may be, or your GWFS representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction

Unlike the Daily M&E Deduction, which is deducted from each Investment Division’s Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the Accumulation Period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.

Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.

After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)

You should know that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.

Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that you can be sure that neither the person receiving payment’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Group Contract.

We bear substantial risk in connection with the death benefit before the Annuity Commencement Date since we bear the risk of unfavorable experience in your Variable Sub-Accounts. (See “Death Benefit” for additional information.)

The expense risk assumed is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by Great-West based upon consideration of the following factors:

•	size of the prospective group;
•	projected annual Contributions for all Participants in the group;
•	frequency of projected distributions;
•	type and frequency of administrative and sales services provided; and
•	level of contract maintenance charge, administrative charge and CDSC.

Great-West will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be a profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

Great-West presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. Great-West reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of Great-West making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of Great-West in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of each Eligible Fund reflects the deduction of that Eligible Fund’s fees and deductions which are described in the prospectus for the respective Eligible Fund. You bear these costs indirectly when you allocate to an Investment Division. If provided for under the terms of your Group Contract, when an Eligible Fund imposes additional fees with respect to a particular Participant transaction, such as a redemption fee for frequent trading, these fees will be deducted from the Participant Annuity Account Value of the identified Participant.

Restorations

Depending on the terms of your Group Contract, Great-West may agree to restore under the Group Contract all or a portion of the CDSC charges, market value adjustments or other investment charges from Plan assets under a prior investment option. The restoration amount will be based on the dollar amounts Transferred to the Group Contract from the prior investment option.

PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any. All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

•	the payment frequency of either 12-, 6-, 3- or 1-month intervals; and
•	a payment amount—a minimum of $50 is required; and
•	the calendar day of the month on which payments will be made; and
•	one payment option; and
•	to allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:
o	prorate the amount to be paid across all Variable and Guaranteed Sub-Accounts in proportion to the assets in each sub-account; or
o	select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.

Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC Plan, in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
•	You may keep the same investment options as were in force before periodic payments began.
•	Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
o	We will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months.
o	We will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account.

Periodic payments will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero; or
•	The Participant Annuity Account Value is zero; or
•	You Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals); or
•	You die.

If you choose to receive payments from the Group Contract through periodic payments, you may select from the following payment options.

Option 1 - Income for a specified period

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose. The Group Contract will provide the available lengths of time from which you may elect. Certain Group Contracts may require that you elect a specified period of at least 36 months.

Option 2 - Income of a specified amount

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary. The Group Contract will provide the available dollar amounts from which you may elect.

Option 3 - Interest Only

Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1/2 years of age. This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.

Option 4 - Minimum Distribution

Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other Plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).

If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).

If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and the 10% penalty tax on early withdrawals. Retirement Plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than April 1 of the calendar year following the later of either:

•	the calendar year in which the Participant attains age 70 1/2; or
•	the calendar year in which the Participant retires.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with Great-West.

Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Payment Options changed, upon Request received by Great-West at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, Great-West may delay the date elected by not more than 30 days.

You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which Great-West may choose to make available in the future. Except as otherwise noted, the

Annuity Payment Options are payable on a variable, fixed or combination basis. More than one Annuity Payment Option may be elected. If no Annuity Payment Option is elected, the Group Contracts automatically provide for a variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option 1 - Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the payee to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the payee died before the second annuity payment, etc.

Option 2 - Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis.

Option 3 - Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option 4 - Income of Specified Amount (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected, provided that the annuity payment period is not less than 36 months.

Option 5 - Income for Specified Period (available only as fixed-dollar payments)

Under this option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option 6 - Systematic Withdrawal Payment Option (available only as fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by Great-West. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the “Systematic Withdrawal Payment Option Rider” to the Group Contract for more information.)

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.

Amount of First Variable Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age and/or sex of the annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the annuitant’s age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.

Amount of Variable Payment after the First Payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if Great-West is using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, a Request to Transfer must be received at Great-West's Administrative Office prior to your Annuity Commencement Date. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the Request to Transfer can be submitted by the beneficiary or payee after the death of the Participant.

Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

Great-West may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments

Variable annuity payments will be paid as monthly installments. Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any Annuity Payment Option will be less than $50, Great-West may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Payment Option is less than $2,000, Great-West may pay it in one lump sum. The maximum amount that may be applied under any Annuity Payment Option without the prior written consent of Great-West is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

•	no changes can be made in the annuity form;
•	no additional Contributions will be accepted under the Group Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

CONTRACT TERMINATION DUE TO PLAN TERMINATION

In the event that the Group Contractowner terminates its Plan (“Plan Termination”) with assets invested in the Group Contract, the Group Contractowner will provide Great-West written notice in accordance with the terms of the Group Contract that the Plan Termination has occurred and that all final Contributions have been remitted to Great-West. In addition to providing written notice of the Plan Termination, the Group Contractowner will provide any information or instructions Great-West may require to properly comply with such notice of Plan Termination.

Unless the Group Contractowner instructs Great-West that its Plan is subject to joint and survivor or other distribution rules, or that the Plan is an eligible governmental Plan and the Group Contractowner instructs Great-West to make a Plan-to-Plan Transfer of all of the Plan assets to another eligible governmental Plan within the same state, Great-West will make a lump sum distribution to each person with assets invested in the Group Contract (“Payee”). Depending on the Plan, Great-West will send distribution election forms to each Payee’s last known mailing address or will send distribution election forms to the Group Contractowner for delivery to each Payee. Upon receipt of a distribution election form from a Payee, Great-West will send a lump sum distribution to either the Payee or directly to an eligible retirement Plan as elected by the Payee. In the absence of a Payee election, Great-West will automatically roll Payee lump sum distributions to the IRA provider designated by the Group Contractowner. In the alternative, the Group Contractowner may instruct Great-West to pay the lump sum distributions for non-responsive Payees pursuant to any other applicable regulatory guidance in effect on the date of distribution.

The Group Contractowner acknowledges that the amount distributed from the Group Contract upon Plan Termination will be equal to the balance of each Participant Annuity Account as reflected in Great-West’s records on the date of distribution, less any outstanding charges or fees, CDSC’s, income tax withholding, Premium Taxes or other fees applicable under the terms of the Group Contract.

Unmatured Certificates at the time of the Contract Termination Due to Plan Termination will be distributed at Plan Termination.

The Group Contract will terminate once all Plan assets have been distributed.

CONTRACT TERMINATION DUE TO CONTRACT CONVERSION

If provided for under the terms of the Group Contract, the Group Contractowner may declare a Contract Termination due to Contract Conversion on its current Group Contract, which will occur at a specified future date as determined by the Group Contractowner (the “Contract Termination Date”). Upon the Contract Termination Date, the current Group Contract (“Old Group Contract”) will terminate and the Group Contractowner and Great-West will enter into a new Group Contract (“New Group Contract”), to be effective on the Contract Termination Date. Any Contributions received by Great-West after the Contract Termination Date will be deposited into the New Group Contract. In addition, unless otherwise agreed to by the Group Contractowner and Great-West, on or after the Contract Termination Date, all assets previously held under the Old Group Contract will be subject to and governed by the terms of the New Group Contract. Furthermore, any fees or charges imposed by the Old Group Contract will Transfer to and become payable under the terms of the New Group Contract, unless the Group Contractowner and Great-West mutually agree that different fees will apply under the New Group Contract.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of the federal income tax considerations relating to the Group Contracts and is not intended as tax advice. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you are concerned about these tax implications you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code or a NQDC Plan.

Taxation of Annuities in General

Section 72 of the Code governs the taxation of non-qualified annuities in general and distributions from qualified Plans. Tax deferral under annuity contracts purchased in connection with tax-qualified Plans arises under specific provisions of the Code governing the tax-qualified Plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified Plans, and not for the purpose of obtaining tax deferral.

A Participant in a qualified Plan is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs. The taxable portion of a distribution is taxable as ordinary income.

Currently, none of the amounts contributed to a 457(b) or 457(f), 415(m) or NQDC Plan constitute cost basis in the Group Contract. Thus, all amounts distributed to Participants from a 457(b) or 457(f), 415(m) or NQDC Plan are taxable at ordinary income rates. For qualified Plans and 403(b) Plans, amounts contributed on an after-tax basis constitute cost basis at time of distribution.

If a Group Contract will be held by a taxable employer (e.g., a sole proprietorship, partnership or corporation), the investment gain on the Group Contract is included in the entity's income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b) or 457(f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If this Group Contract is intended to be held by a taxable employer that entity may wish to discuss these matters with a competent tax adviser.

401(a) Plans

Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Currently, the total amount of employer and employee Contributions which can be contributed to all of an employer's defined contribution qualified Plans is limited to the lesser of $50,000 or 100% of a Participant's compensation as defined in Section 415 of the Code, as indexed from time to time for inflation. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.

401(k) Plans

Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain Plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time for inflation. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension plan and to a SIMPLE retirement account. The total amount of elective deferrals that can be contributed to all such Plans is $17,000 for 2012, and may be adjusted yearly for cost-of-living increases.

The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the Plan to meet certain non-discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions in accordance with, and subject to the limitations of Section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.

Pre-tax amounts deferred into the Plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the Plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer’s Plan.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Annuities for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed:

•	the contribution limit in Section 415 of the Code; and
•	the elective deferral limit in Section 402(g) of the Code.

Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension and a SIMPLE retirement account. The total amount of elective deferrals that can be contributed to all such Plans is $17,000 for 2012, and may be adjusted yearly for cost-of-living increases.

Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until paid to the Participant or his beneficiary.

If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, Section 414(v) of the Code.

If eligible and as allowed by the Code, a 403(b) Participant who has completed fifteen (15) years of service with the same employer may elect to contribute an additional $3,000 per year for no more than five (5) years, for a lifetime maximum of $15,000.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.

Distribution Restrictions apply:

Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code.

Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts Transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:

•	dies;
•	becomes disabled;
•	severs employment; or
•	suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.

If allowed by the Plan, the Participant may make an in-service Transfer of an amount to a defined benefit governmental Plan for purchase of permissible service credits.

Subject to the terms of the Group Contract, all or a portion of the Participant’s Annuity Account Value, less any applicable CDSC and loss of interest charges (which may be applied when amounts deposited into a Fixed Option are Transferred prior to the maturity date), may be exchanged for another 403(b) contract offered under the Group Contractowner’s 403(b) Plan, provided that all of the conditions and requirements of the new Section 403(b) regulations and any other applicable law, as amended from time to time, are met.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation Plan for its employees and independent contractors.

Federal income tax is deferred on Contributions to a 457(b) Plan and the earnings thereon to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of the applicable dollar amount (as adjusted for cost-of-living increases) or 100% of a Participant's includible compensation. The maximum amount that may be contributed is $17,000 for 2012, and may be adjusted yearly for cost-of-living increases.

Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the Employer, attains age 70 1/2 or incurs an approved unforeseeable emergency. A Participant may Transfer an amount to a defined benefit governmental Plan for the purchase of permissible service credits.

For governmental 457(b) Plans only, and if the Plan document so allows, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, Section 414(v) of the Code. Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during the three (3) years prior to the Participant’s attainment of normal retirement age under the Plan’s standard or regular catch-up provision.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.

457(f) Plans

Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a non-qualified deferred compensation Plan.

A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified Plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture as provided in the underlying Plan document.

There are no Code restrictions on distributions from a 457(f) Plan. However, distributions from a 457(f) Plan are subject to the provisions of the underlying Plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit Plan for employees whose benefits are limited by the qualified Plan contribution and benefit limits under Section 415 of the Code. A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit Plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit Plan document.

There are no Code restrictions on distributions from a 415(m) Plan. However, distributions from a 415(m) Plan are subject to the provisions of the underlying Plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC PlanA Participant in a NQDC Plan that satisfies the requirements of Section 409A of the Code is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are no longer subject to a substantial risk of forfeiture as provided in the underlying Plan document. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.

An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Portability

When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement Plan as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate. (See the discussion under “Federal Income Tax Withholding” later in this Prospectus.)

If allowed by the employer’s Plan document or the annuity contract or custodial account agreement, Participants and beneficiaries in a 403(b) Plan may directly Transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation provided that all of the conditions and requirements of the new Section 403(b) regulations and any other applicable law, as amended from time to time, are met.

Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement Plan.

Establishment of an Alternate Payee Account

A Request submitted to Great-West in connection with a Qualified Domestic Relations Order must be approved by the Group Contractowner, except as otherwise agreed. Upon receipt of an approved Request, Great-West will make payment to the Alternate Payee and/or establish a Participant Account on behalf of the Alternate Payee named in such Qualified Domestic Relations Order. The Alternate Payee may be treated as a surviving spouse for purposes of Code section 401(a)(9) and be responsible for submitting a Request to begin Distributions in accordance with the Code.

Required Beginning Date/Required Minimum Distributions

Required Beginning Date - Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

•	the calendar year in which the Participant attains age 70 1/2; or
•	the calendar year in which the Participant retires.

Required Minimum Distributions - All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code Section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant’s age in the current year, and the applicable distribution period as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.

If the amount distributed does not meet the minimum requirements, a 50% excise penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax advisor.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k), 403(b) or 457(b) Plan are normally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Group Contract. The Participant will have a cost basis for the Group Contract only if after-tax Contributions have been made.

If the Participant takes the entire value in his Participant Annuity Account in a single lump sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

A “10-year averaging” procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, a competent tax advisor should be consulted.

Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis under the Group Contract receives life annuity or other types of annuity payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

All amounts received from a non-governmental 457(b) Plan, a 457(f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments, are taxed in full as wages to the Participant in the year distributed.

Early Distribution Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:

(1)	made to a beneficiary on or after the death of the Participant;
(2)	attributable to the Participant’s being disabled within the meaning of Code Section 72(m)(7);
(3)

made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his designated beneficiary;

(4)	made to a Participant on account of separation from service after attaining age 55;
(5)	properly made to an alternate Payee under a qualified domestic relations order;
(6)	made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care;
(7)	timely made to correct an excess aggregate contribution;
(8)	timely made to reduce an excess elective deferral; or
(9)	made subject to an Internal Revenue Service levy imposed on the Plan.

Exception 3 above (substantially equal payments) applies to distributions from 401(a) and 401(k) Plans and 403(b) annuities only if the series of payments begins after the Participant separates from service. If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

•	the Participant reaching age 59 1/2; or
•	within five years of the date of the first payment;

then the Participant is liable for the 10% penalty plus interest on all payments received before age 59  1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in Section 401(a)(9) in effect at the time of distribution.

Federal Income Tax Withholding

Certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as “eligible rollover distributions.”

Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement Plan as defined in the Code.

With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

Currently, all amounts distributed are tax reported on IRS Form 1099-R.

Currently, distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Taxation of Great-West

We are taxed as a life insurance company under the Code. The Series Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of Great-West.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Group Contractowners (and Participants) are not the owners of the assets generating the benefits.

Seek Tax Advice

The above discussion of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law, which may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax advisor should be consulted for further information.

VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Contractowner under all other Plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.

The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant’s percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Contractowner, as applicable, holds a voting interest in each Investment Division to which a Participant’s Variable Sub-Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Group Contractowners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE GROUP CONTRACTS

GWFS is the principal underwriter and the distributor of the Group Contracts, and is a wholly owned indirect subsidiary of Great-West. GWFS is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its principal office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone (800) 701-8255.

The maximum commission as a percentage of the Contributions made under a Group Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid to GWFS agents, independent registered insurance brokers, and other registered broker-dealers. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

Compensation paid to GWFS agents, independent registered insurance brokers and other broker-dealers is not paid directly by Group Contractowners or the Series Account. Great-West and its affiliates intend to fund this compensation through fees and charges imposed under the Group Contract, and from profits on payments received by Great-West and its affiliates for providing administrative, marketing, and other support and services to the Eligible Funds. (See “Payments We Receive” on page 7.) Great-West and its affiliates pay a portion of the compensation received from Eligible Funds to GWFS agents, independent registered insurance brokers and other broker-dealers for distribution services.

In addition to the direct cash compensation described above for sales of the Group Contacts, Great-West and/or its affiliates may also pay GWFS agents additional cash and non-cash incentives to promote the sale of the Group Contract and other products distributed by GWFS, including Portfolios of Maxim Series Fund, which are Eligible Funds under the Group Contract. Great-West and/or its affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which GWFS agents may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, Great-West and/or its affiliates may also pay for travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.

Cash incentive payments may vary depending on the arrangement in place at any particular time. Cash incentives payable to GWFS agents may be based on certain performance measurements, including a percentage of the net amount invested in certain Eligible Funds through the Group Contract. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a GWFS agent to recommend or sell the Group Contract instead of other products or recommend certain Eligible Funds under the Group Contract over other Eligible Funds, which may not necessarily be to your benefit.

You should ask your GWFS agent, independent registered insurance broker or other broker-dealer representative for further information about what commissions or other compensation he or she may receive in connection with your purchase of a Group Contract.

STATE VARIATIONS

Group Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and general availability of riders. This prospectus describes the material rights and obligations of a Group Contractowner, and the maximum fees and charges for all Group Contract features and benefits are set forth in the fee table of this prospectus. See your Group Contract for specific variations because any such state variations will be included in your Group Contract or in a rider or endorsements attached to your Group Contract. See your agent or contact us for specific information that is applicable to your state.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, Great-West is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. Great-West’s books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners (“NAIC”) at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program (“ORP”) to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Contractowners or Participants or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain the Participant’s or Group Contractowner’s, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	to operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;
•	to deregister the Series Account under the 1940 Act;
•

to Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account;

•	to substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law;
•	to make any changes required by the Code or by any other applicable law in order to continue treatment of the Group Contract as an annuity;
•	to change the time or time of day at which a Valuation Date is deemed to have ended;
•

to make any other necessary technical changes in the Group Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges we have guaranteed; and

•	to reject any application or Participant enrollment form for any reason.

Great-West will provide notice of these changes to the Group Contractowner at the Group Contractowner’s last known address on file with Great-West.

Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

When we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading, “Cessation of Contributions.”

If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion, we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior notice to you and the Group Contractowners.

LEGAL PROCEEDINGS

There are no pending legal proceedings that would have an adverse material effect on the Series Account or GWFS, the principal underwriter and distributor of the Group Contract. Great-West is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Jorden Burt LLP.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

We have filed a registration statement (“Registration Statement”) with the SEC under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the

Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement.

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Group Contract and the Series Account. To request the SAI or other information about the Group Contract or to make any inquiries about the Group Contract, contact Great-West toll-free at (800) 537-2033 or via email at webmaster@gwrs.com. Please include the following in your email: (i) your name; (ii) address; and (iii) employer’s name or Plan number.

You can also review and copy any materials filed with the SEC at its Public Reference Room of the SEC located at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at (800) SEC-0330.

The SAI contains more specific information and financial statements relating to the Series Account and Great-West, such as:

1.	Custodian and Independent Registered Public Accounting Firm;
2.	Underwriter; and
3.	Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Selected Data for Accumulation Units Outstanding Throughout Each Period

For the Periods Ended December 31

INVESTMENT DIVISION (1.25)	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER BALANCED
Value at beginning of period	12.79	11.74	9.20	13.65	12.30	11.89	11.10	10.75	9.15	10.57
Value at end of period	12.64	12.79	11.74	9.20	13.65	12.30	11.89	11.10	10.75	9.15
Number of accumulation units outstanding at end of period	97,357	105,692	124,068	135,926	160,051	204,047	282,956	361,506	507,090	601,451
ALGER MID CAP GROWTH
Value at beginning of period	15.32	12.99	8.67	21.09	16.23	14.92	13.76	12.32	8.44	12.13
Value at end of period	13.88	15.32	12.99	8.67	21.09	16.23	14.92	13.76	12.32	8.44
Number of accumulation units outstanding at end of period	455,705	521,171	600,301	695,209	787,163	798,799	906,338	1,019,546	969,663	813,721
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	19.55	17.47	15.76	19.96	19.86	16.83	16.64	14.97	12.20	13.00
Value at end of period	19.99	19.55	17.47	15.76	19.96	19.86	16.83	16.64	14.97	12.20
Number of accumulation units outstanding at end of period	246,697	247,356	267,342	321,570	362,842	392,400	343,034	314,151	272,460	170,066
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.47	9.47	7.15	11.91	10.90	10.00
Value at end of period	9.80	10.47	9.47	7.15	11.91	10.90
Number of accumulation units outstanding at end of period	229,516	251,784	294,792	271,562	191,772	112,300
ARTISAN INTERNATIONAL
Value at beginning of period	10.66	10.19	7.38	14.09	11.92	9.61	8.37	7.20	5.64	7.04
Value at end of period	9.76	10.66	10.19	7.38	14.09	11.92	9.61	8.37	7.20	5.64
Number of accumulation units outstanding at end of period	483,977	572,418	676,153	801,865	843,709	709,670	607,533	566,120	441,205	294,453
COLUMBIA MID CAP VALUE
Value at beginning of period	9.51	7.85	6.03	10.00
Value at end of period	8.96	9.51	7.85	6.03
Number of accumulation units outstanding at end of period	36,654	27,428	9,540	12,014
DAVIS NEW YORK VENTURE
Value at beginning of period	9.71	8.80	6.77	11.48	11.11	10.00
Value at end of period	9.10	9.71	8.80	6.77	11.48	11.11
Number of accumulation units outstanding at end of period	145,018	167,905	174,809	184,023	153,394	95,284
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	11.64	10.47	9.29	13.24	12.12	10.58	10.51	9.93	8.12	10.00
Value at end of period	10.89	11.64	10.47	9.29	13.24	12.12	10.58	10.51	9.93	8.12
Number of accumulation units outstanding at end of period	146,881	174,165	206,125	270,428	266,493	259,727	291,626	287,370	199,655	92,533
FIDELITY VIP CONTRAFUND
Value at beginning of period	19.35	16.72	12.47	21.97	18.92	17.15	14.85	13.02	10.26	11.46
Value at end of period	18.63	19.35	16.72	12.47	21.97	18.92	17.15	14.85	13.02	10.26
Number of accumulation units outstanding at end of period	801,424	892,773	962,571	1,133,567	1,192,185	1,196,867	1,197,490	1,060,680	968,316	894,447
FIDELITY VIP GROWTH
Value at beginning of period	24.61	20.07	15.84	30.36	24.22	22.95	21.96	21.51	16.40	23.75
Value at end of period	24.36	24.61	20.07	15.84	30.36	24.22	22.95	21.96	21.51	16.40
Number of accumulation units outstanding at end of period	1,419,860	1,560,405	1,774,345	1,975,509	2,186,929	2,509,549	2,896,522	3,372,754	3,581,269	3,686,022
INVESCO DYNAMICS
Value at beginning of period	6.99	5.74	4.07	7.78	7.01	6.09	5.59	5.05	3.70	5.60
Value at end of period	6.60	6.99	5.74	4.07	7.78	7.01	6.09	5.59	5.05	3.70
Number of accumulation units outstanding at end of period	136,841	153,712	171,237	191,888	220,943	252,800	294,460	361,315	513,982	597,242
INVESCO SMALL CAP GROWTH
Value at beginning of period	14.31	11.48	8.64	14.29	12.99	11.51	10.76	10.20	7.42	10.00
Value at end of period	13.96	14.31	11.48	8.64	14.29	12.99	11.51	10.76	10.20	7.42
Number of accumulation units outstanding at end of period	25,710	29,519	44,821	53,314	65,826	79,717	108,282	152,094	112,015	12,201
INVESCO VAN KAMPEN AMERICAN FRANCHISE
Value at beginning of period	6.46	5.59	4.53	7.40	6.49	6.14	6.03	5.85	4.73	6.51
Value at end of period	5.94	6.46	5.59	4.53	7.40	6.49	6.14	6.03	5.85	4.73
Number of accumulation units outstanding at end of period	52,198	50,603	55,744	64,640	70,632	96,684	118,414	163,913	232,084	292,297
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.15	8.46	6.16	10.00
Value at end of period	10.06	10.15	8.46	6.16
Number of accumulation units outstanding at end of period	17,502	16,591	10,121	4,407
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	9.84	8.64	6.77	10.73	11.10	10.00
Value at end of period	9.51	9.84	8.64	6.77	10.73	11.10
Number of accumulation units outstanding at end of period	44,870	56,448	53,770	54,557	49,771	40,092
JANUS TWENTY
Value at beginning of period	7.67	7.26	5.13	8.95	6.67	6.01	5.56	4.55	3.67	4.90
Value at end of period	6.95	7.67	7.26	5.13	8.95	6.67	6.01	5.56	4.55	3.67
Number of accumulation units outstanding at end of period	377,163	427,748	474,976	517,052	577,094	668,651	814,885	975,646	1,052,302	947,397
JANUS WORLDWIDE
Value at beginning of period	6.27	5.49	4.04	7.44	6.89	5.92	5.66	5.43	4.43	6.06
Value at end of period	5.33	6.27	5.49	4.04	7.44	6.89	5.92	5.66	5.43	4.43
Number of accumulation units outstanding at end of period	127,994	148,496	177,710	195,412	224,215	273,371	354,521	487,047	625,391	622,139
JENSEN
Value at beginning of period	12.01	10.90	8.58	12.26	11.60	10.33	10.63	10.00
Value at end of period	11.72	12.01	10.90	8.58	12.26	11.60	10.33	10.63
Number of accumulation units outstanding at end of period	44,983	54,202	60,969	77,571	84,247	88,578	78,262	64,552
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	9.05	8.54	6.11	13.67	14.73	14.00	13.37	12.01	8.42	10.00
Value at end of period	8.64	9.05	8.54	6.11	13.67	14.73	14.00	13.37	12.01	8.42
Number of accumulation units outstanding at end of period	102,201	146,783	173,235	279,166	410,073	480,467	538,264	524,291	347,682	95,682
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	13.91	11.31	10.00
Value at end of period	13.16	13.91	11.31
Number of accumulation units outstanding at end of period	37,989	35,846	6,311
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.28	8.39	5.73	9.19	11.27	10.00
Value at end of period	9.85	10.28	8.39	5.73	9.19	11.27
Number of accumulation units outstanding at end of period	8,479	8,796	10,934	17,190	19,255	11,416
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	16.77	14.69	11.19	18.89	17.86	15.65	14.57	12.62	9.79	12.03
Value at end of period	15.83	16.77	14.69	11.19	18.89	17.86	15.65	14.57	12.62	9.79
Number of accumulation units outstanding at end of period	447,688	491,718	518,782	590,961	608,020	473,756	411,970	464,163	413,779	354,765
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period	43.84	37.13	23.01	39.19	40.17	36.54	35.78	32.27	25.21	28.61
Value at end of period	40.32	43.84	37.13	23.01	39.19	40.17	36.54	35.78	32.27	25.21
Number of accumulation units outstanding at end of period	594,271	652,674	724,730	808,809	924,175	1,031,768	1,193,814	1,365,697	1,454,196	1,499,517
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	40.63	31.81	19.38	36.30	37.69	33.91	34.50	28.60	22.41	24.21
Value at end of period	35.57	40.63	31.81	19.38	36.30	37.69	33.91	34.50	28.60	22.41
Number of accumulation units outstanding at end of period	146,545	171,042	187,768	198,701	219,354	264,867	305,994	348,781	311,678	306,805
MAXIM BOND INDEX
Value at beginning of period	16.56	15.74	15.01	14.29	13.55	13.22	13.11	12.86	12.63	11.66

Value at end of period	17.53	16.56	15.74	15.01	14.29	13.55	13.22	13.11	12.86	12.63
Number of accumulation units outstanding at end of period	415,566	420,370	424,797	448,435	429,371	445,997	498,248	497,493	477,603	547,548
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	17.15	15.97	13.43	15.77	15.13	14.22	13.81	13.08	11.90	12.13
Value at end of period	17.12	17.15	15.97	13.43	15.77	15.13	14.22	13.81	13.08	11.90
Number of accumulation units outstanding at end of period	243,948	267,233	269,815	319,636	336,431	325,550	365,148	395,709	391,482	354,326
MAXIM INDEX 600
Value at beginning of period	32.83	26.45	21.43	31.61	32.27	28.52	26.98	22.43	16.44	19.64
Value at end of period	32.54	32.83	26.45	21.43	31.61	32.27	28.52	26.98	22.43	16.44
Number of accumulation units outstanding at end of period	217,566	252,265	267,813	327,752	347,187	405,772	454,112	469,014	467,773	457,599
MAXIM INVESCO ADR
Value at beginning of period	21.47	20.59	15.96	27.03	25.48	20.83	18.95	16.04	12.37	14.42
Value at end of period	18.06	21.47	20.59	15.96	27.03	25.48	20.83	18.95	16.04	12.37
Number of accumulation units outstanding at end of period	119,253	133,091	138,733	172,218	205,612	226,408	237,960	257,016	277,890	276,630
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	12.45	10.00
Value at end of period	12.57	12.45
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.72	11.54	10.00
Value at end of period	12.75	12.72	11.54
Number of accumulation units outstanding at end of period	52,527	35,823	5,038
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	12.93	10.00
Value at end of period	12.80	12.93
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.27	11.87	10.00
Value at end of period	12.97	13.27	11.87
Number of accumulation units outstanding at end of period	33,096	14,675	2,239
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	13.44	10.00
Value at end of period	13.01	13.44
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.70	12.10	10.00
Value at end of period	13.10	13.70	12.10
Number of accumulation units outstanding at end of period	23,673	26,015	3,494
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	13.65	10.00
Value at end of period	13.05	13.65
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.83	12.18	10.00
Value at end of period	13.10	13.83	12.18
Number of accumulation units outstanding at end of period	2,578	801	4
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	13.86	12.21	10.00
Value at end of period	13.07	13.86	12.21
Number of accumulation units outstanding at end of period	3,283	2,790	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	36.43	32.71	23.92	30.95	28.99	26.43	25.80	23.54	18.32	16.70
Value at end of period	37.57	36.43	32.71	23.92	30.95	28.99	26.43	25.80	23.54	18.32
Number of accumulation units outstanding at end of period	335,451	382,396	432,073	501,562	568,195	583,191	591,266	669,014	746,691	758,868
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	22.65	18.50	14.65	22.02	21.61	18.54	17.70	14.67	11.06	13.10
Value at end of period	21.92	22.65	18.50	14.65	22.02	21.61	18.54	17.70	14.67	11.06
Number of accumulation units outstanding at end of period	169,612	183,955	199,637	262,010	273,268	278,783	281,738	283,364	275,697	258,142
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	18.96	17.58	13.50	29.57	28.18	21.00	18.22	15.52	11.61	14.34
Value at end of period	18.38	18.96	17.58	13.50	29.57	28.18	21.00	18.22	15.52	11.61
Number of accumulation units outstanding at end of period	651,302	732,268	863,754	1,010,649	1,204,175	1,304,163	1,332,677	1,465,698	1,561,871	1,610,792
MAXIM MODERATE PROFILE I
Value at beginning of period	17.95	16.30	13.26	17.51	16.55	14.96	14.26	12.96	10.92	12.09
Value at end of period	17.51	17.95	16.30	13.26	17.51	16.55	14.96	14.26	12.96	10.92
Number of accumulation units outstanding at end of period	1,211,967	1,319,574	1,483,826	1,757,378	1,855,514	1,855,693	1,891,083	1,877,576	1,414,644	554,920
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	18.13	16.23	12.78	18.55	17.51	15.58	14.66	13.09	10.69	12.31
Value at end of period	17.52	18.13	16.23	12.78	18.55	17.51	15.58	14.66	13.09	10.69
Number of accumulation units outstanding at end of period	797,798	839,642	958,183	1,113,522	1,114,055	1,040,301	1,000,633	1,006,340	899,457	750,901
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	16.84	15.50	12.85	15.89	15.13	13.94	13.32	12.30	10.69	11.43
Value at end of period	16.62	16.84	15.50	12.85	15.89	15.13	13.94	13.32	12.30	10.69
Number of accumulation units outstanding at end of period	276,136	258,056	258,046	306,941	306,121	311,502	334,455	359,798	320,327	281,887
MAXIM MONEY MARKET
Value at beginning of period	22.31	22.59	22.87	22.73	21.98	21.28	20.97	21.04	21.15	21.12
Value at end of period	22.03	22.31	22.59	22.87	22.73	21.98	21.28	20.97	21.04	21.15
Number of accumulation units outstanding at end of period	1,711,196	1,890,668	2,273,516	2,742,705	2,865,081	3,273,224	2,922,593	3,520,072	5,003,092	2,925,023
MAXIM SMALL-CAP GROWTH
Value at beginning of period	25.99	21.28	16.31	28.12	25.36	25.01	24.21	23.13	17.88	26.23
Value at end of period	25.52	25.99	21.28	16.31	28.12	25.36	25.01	24.21	23.13	17.88
Number of accumulation units outstanding at end of period	321,780	375,024	425,940	474,174	548,428	684,792	885,286	1,081,960	1,211,953	1,234,858
MAXIM STOCK INDEX
Value at beginning of period	77.81	68.23	54.50	87.99	84.74	74.82	72.13	65.95	52.09	67.46
Value at end of period	77.78	77.81	68.23	54.50	87.99	84.74	74.82	72.13	65.95	52.09
Number of accumulation units outstanding at end of period	1,498,539	1,682,066	1,912,513	2,189,488	2,527,736	2,936,934	3,391,399	3,909,123	4,346,739	4,641,310
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	31.64	27.84	22.52	35.73	35.04	29.79	28.97	25.50	20.55	23.94
Value at end of period	30.97	31.64	27.84	22.52	35.73	35.04	29.79	28.97	25.50	20.55
Number of accumulation units outstanding at end of period	1,114,111	1,255,963	1,440,120	1,630,722	1,888,080	2,079,127	2,347,942	2,511,483	2,520,857	2,520,189
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	28.22	22.41	15.66	26.59	23.04	21.86	19.39	16.62	12.21	15.85
Value at end of period	27.40	28.22	22.41	15.66	26.59	23.04	21.86	19.39	16.62	12.21
Number of accumulation units outstanding at end of period	455,356	503,442	556,991	637,348	681,806	771,123	807,849	823,866	759,247	616,727
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	23.16	22.22	21.22	20.18	19.19	18.62	18.45	17.98	17.75	16.37
Value at end of period	24.18	23.16	22.22	21.22	20.18	19.19	18.62	18.45	17.98	17.75
Number of accumulation units outstanding at end of period	976,963	1,041,298	1,191,824	1,304,643	1,301,371	1,400,251	1,567,980	1,771,545	1,997,775	2,293,017
MFS GROWTH
Value at beginning of period	10.67	9.56	7.80	12.46	11.01	10.50	10.49	9.97	7.93	10.00
Value at end of period	10.47	10.67	9.56	7.80	12.46	11.01	10.50	10.49	9.97	7.93
Number of accumulation units outstanding at end of period	4,326	10,157	12,767	13,697	14,737	16,098	21,094	27,748	25,361	16,125
OPPENHEIMER CAPITAL APPRECIATION

Value at beginning of period	10.63	9.86	6.96	13.02	11.59	10.91	10.56	10.04	7.85	10.00
Value at end of period	10.33	10.63	9.86	6.96	13.02	11.59	10.91	10.56	10.04	7.85
Number of accumulation units outstanding at end of period	113,736	128,223	161,696	187,574	168,434	158,882	192,715	188,216	113,836	45,222
OPPENHEIMER GLOBAL
Value at beginning of period	15.00	13.13	9.55	16.39	15.67	13.51	12.02	10.00
Value at end of period	13.52	15.00	13.13	9.55	16.39	15.67	13.51	12.02
Number of accumulation units outstanding at end of period	266,225	260,730	264,903	282,402	297,166	274,859	197,284	87,133
PIMCO TOTAL RETURN
Value at beginning of period	15.89	14.82	13.22	12.80	11.91	11.63	11.47	11.07	10.66	10.00
Value at end of period	16.31	15.89	14.82	13.22	12.80	11.91	11.63	11.47	11.07	10.66
Number of accumulation units outstanding at end of period	496,046	538,783	510,188	585,619	487,477	492,615	617,969	590,778	494,056	298,172
PIONEER EQUITY INCOME VCT
Value at beginning of period	13.12	11.15	9.91	14.43	14.54	12.05	11.56	10.09	8.36	10.08
Value at end of period	13.71	13.12	11.15	9.91	14.43	14.54	12.05	11.56	10.09	8.36
Number of accumulation units outstanding at end of period	41,703	49,695	46,591	59,768	71,927	86,720	87,760	69,880	58,894	39,372
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.06	10.82	7.39	10.00
Value at end of period	12.27	12.06	10.82	7.39
Number of accumulation units outstanding at end of period	49,260	73,016	96,919	11,078
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.39	8.03	5.20	10.00
Value at end of period	7.29	9.39	8.03	5.20
Number of accumulation units outstanding at end of period	86,380	90,510	79,599	5,483
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	12.29	10.04	7.68	13.23	11.94	11.91	10.00
Value at end of period	12.12	12.29	10.04	7.68	13.23	11.94	11.91
Number of accumulation units outstanding at end of period	289,709	296,172	312,062	348,844	309,251	265,792	83,796
ROYCE TOTAL RETURN
Value at beginning of period	10.27	8.45	6.80	10.00
Value at end of period	9.94	10.27	8.45	6.80
Number of accumulation units outstanding at end of period	31,293	34,177	17,267	18,287
RS SELECT GROWTH
Value at beginning of period	13.69	10.54	7.24	13.33	11.87	11.13	11.45	10.00
Value at end of period	14.23	13.69	10.54	7.24	13.33	11.87	11.13	11.45
Number of accumulation units outstanding at end of period	11,098	12,245	13,471	14,900	17,473	22,335	36,707	40,784
RS SMALL CAP GROWTH
Value at beginning of period	6.29	4.99	3.42	6.37	5.66	5.23	5.26	4.63	3.19	5.41
Value at end of period	6.07	6.29	4.99	3.42	6.37	5.66	5.23	5.26	4.63	3.19
Number of accumulation units outstanding at end of period	167,321	189,304	217,189	247,984	289,889	353,118	439,674	669,643	759,394	537,797
INVESTMENT DIVISION (0.95)	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER BALANCED
Value at beginning of period	13.24	12.12	9.46	14.00	12.58	12.13	11.29	10.90	9.25	10.64
Value at end of period	13.12	13.24	12.12	9.46	14.00	12.58	12.13	11.29	10.90	9.25
Number of accumulation units outstanding at end of period	7,631	8,994	11,503	19,897	35,592	45,008	58,289	76,225	103,854	135,584
ALGER MID CAP GROWTH
Value at beginning of period	15.84	13.40	8.92	21.62	16.59	15.20	13.98	12.48	8.52	12.21
Value at end of period	14.40	15.84	13.40	8.92	21.62	16.59	15.20	13.98	12.48	8.52
Number of accumulation units outstanding at end of period	57,221	59,600	70,436	104,666	157,413	161,494	192,952	217,886	259,232	203,757
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	20.17	17.97	16.17	20.42	20.25	17.11	16.86	15.13	12.29	13.06
Value at end of period	20.69	20.17	17.97	16.17	20.42	20.25	17.11	16.86	15.13	12.29
Number of accumulation units outstanding at end of period	34,009	34,940	31,825	71,503	89,541	110,578	81,529	97,688	84,913	67,208
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.60	9.56	7.20	11.96	10.92	10.00
Value at end of period	9.96	10.60	9.56	7.20	11.96	10.92
Number of accumulation units outstanding at end of period	50,738	60,919	66,588	56,833	22,919	13,093
ARTISAN INTERNATIONAL
Value at beginning of period	11.00	10.49	7.57	14.42	12.15	9.77	8.49	7.27	5.69	7.08
Value at end of period	10.11	11.00	10.49	7.57	14.42	12.15	9.77	8.49	7.27	5.69
Number of accumulation units outstanding at end of period	102,291	94,658	121,618	150,700	170,418	163,261	99,169	125,161	91,564	58,883
COLUMBIA MID CAP VALUE
Value at beginning of period	9.58	7.89	6.04	10.00
Value at end of period	9.06	9.58	7.89	6.04
Number of accumulation units outstanding at end of period	11,773	5,175	3,834	118
DAVIS NEW YORK VENTURE
Value at beginning of period	9.84	8.89	6.82	11.52	11.12	10.00
Value at end of period	9.25	9.84	8.89	6.82	11.52	11.12
Number of accumulation units outstanding at end of period	13,316	14,138	19,199	26,811	10,533	12,281
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	11.95	10.72	9.48	13.47	12.29	10.70	10.60	9.98	8.14	10.00
Value at end of period	11.21	11.95	10.72	9.48	13.47	12.29	10.70	10.60	9.98	8.14
Number of accumulation units outstanding at end of period	17,867	24,501	28,417	36,946	43,182	49,094	50,895	57,946	51,299	21,813
FIDELITY VIP CONTRAFUND
Value at beginning of period	20.07	17.29	12.86	22.58	19.39	17.52	15.13	13.22	10.39	11.57
Value at end of period	19.38	20.07	17.29	12.86	22.58	19.39	17.52	15.13	13.22	10.39
Number of accumulation units outstanding at end of period	174,803	165,490	171,513	198,360	208,562	263,016	252,193	283,624	308,230	250,602
FIDELITY VIP GROWTH
Value at beginning of period	19.24	15.64	12.31	23.53	18.71	17.67	16.86	16.47	12.51	18.08
Value at end of period	19.10	19.24	15.64	12.31	23.53	18.71	17.67	16.86	16.47	12.51
Number of accumulation units outstanding at end of period	250,668	270,801	288,238	347,881	470,371	596,592	692,137	1,022,347	1,390,635	1,155,035
INVESCO DYNAMICS
Value at beginning of period	7.22	5.90	4.17	7.96	7.15	6.19	5.67	5.11	3.73	5.63
Value at end of period	6.84	7.22	5.90	4.17	7.96	7.15	6.19	5.67	5.11	3.73
Number of accumulation units outstanding at end of period	4,390	4,658	7,678	9,713	23,476	32,024	41,765	67,948	102,657	118,493
INVESCO SMALL CAP GROWTH
Value at beginning of period	14.69	11.74	8.81	14.53	13.17	11.63	10.84	10.24	7.43	10.00
Value at end of period	14.36	14.69	11.74	8.81	14.53	13.17	11.63	10.84	10.24	7.43
Number of accumulation units outstanding at end of period	2,241	1,906	1,078	2,744	4,005	9,415	16,885	26,929	36,484	1,727
INVESCO VAN KAMPEN AMERICAN FRANCHISE
Value at beginning of period	6.67	5.75	4.64	7.57	6.62	6.24	6.11	5.91	4.76	6.54
Value at end of period	6.15	6.67	5.75	4.64	7.57	6.62	6.24	6.11	5.91	4.76
Number of accumulation units outstanding at end of period	9,168	9,183	9,183	11,497	14,762	16,562	19,791	39,082	64,042	81,240
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.23	8.50	6.18	10.00
Value at end of period	10.17	10.23	8.50	6.18
Number of accumulation units outstanding at end of period	8,654	6,669	2,770	-
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	9.97	8.73	6.82	10.78	11.11	10.00
Value at end of period	9.66	9.97	8.73	6.82	10.78	11.11
Number of accumulation units outstanding at end of period	15,166	12,852	11,158	12,393	5,691	5,418
JANUS ASPEN WORLDWIDE
Value at beginning of period	14.18	12.36	9.06	16.53	15.22	13.00	12.40	11.94	9.72	13.18
Value at end of period	12.11	14.18	12.36	9.06	16.53	15.22	13.00	12.40	11.94	9.72

Number of accumulation units outstanding at end of period	87,993	92,645	94,658	84,167	97,614	90,805	105,941	164,472	232,759	219,839
JANUS TWENTY
Value at beginning of period	7.91	7.47	5.26	9.16	6.80	6.11	5.64	4.60	3.70	4.92
Value at end of period	7.20	7.91	7.47	5.26	9.16	6.80	6.11	5.64	4.60	3.70
Number of accumulation units outstanding at end of period	38,892	41,226	44,862	48,861	86,854	115,667	163,937	256,761	300,351	274,501
JANUS WORLDWIDE
Value at beginning of period	6.47	5.65	4.14	7.61	7.03	6.02	5.74	5.49	4.46	6.09
Value at end of period	5.52	6.47	5.65	4.14	7.61	7.03	6.02	5.74	5.49	4.46
Number of accumulation units outstanding at end of period	17,009	20,426	25,188	30,206	56,869	76,465	104,871	137,168	192,743	192,992
JENSEN
Value at beginning of period	12.24	11.08	8.70	12.39	11.69	10.38	10.65	10.00
Value at end of period	11.98	12.24	11.08	8.70	12.39	11.69	10.38	10.65
Number of accumulation units outstanding at end of period	7,989	8,098	8,665	12,051	33,759	37,548	35,662	15,947
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	9.29	8.74	6.23	13.90	14.94	14.15	13.48	12.07	8.43	10.00
Value at end of period	8.90	9.29	8.74	6.23	13.90	14.94	14.15	13.48	12.07	8.43
Number of accumulation units outstanding at end of period	7,901	12,373	17,249	22,379	35,196	52,700	84,198	113,027	80,685	24,425
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	13.97	11.32	10.00
Value at end of period	13.26	13.97	11.32
Number of accumulation units outstanding at end of period	1,075	1,258	202
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.42	8.48	5.77	9.22	11.28	10.00
Value at end of period	10.01	10.42	8.48	5.77	9.22	11.28
Number of accumulation units outstanding at end of period	813	813	1,105	1,986	13,980	5,135
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	17.46	15.25	11.58	19.49	18.37	16.05	14.90	12.87	9.95	12.19
Value at end of period	16.53	17.46	15.25	11.58	19.49	18.37	16.05	14.90	12.87	9.95
Number of accumulation units outstanding at end of period	77,458	71,018	60,427	115,258	136,520	177,462	196,877	221,131	223,835	166,720
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period	34.59	29.21	18.05	30.65	31.32	28.40	27.73	24.93	19.42	21.98
Value at end of period	31.91	34.59	29.21	18.05	30.65	31.32	28.40	27.73	24.93	19.42
Number of accumulation units outstanding at end of period	137,596	158,399	176,218	205,569	248,363	290,260	342,205	474,476	545,902	544,665
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	38.45	30.02	18.24	34.05	35.25	31.62	32.08	26.51	20.71	22.30
Value at end of period	33.77	38.45	30.02	18.24	34.05	35.25	31.62	32.08	26.51	20.71
Number of accumulation units outstanding at end of period	45,969	49,635	58,774	68,783	83,765	94,314	110,899	136,294	125,335	95,309
MAXIM BOND INDEX
Value at beginning of period	17.13	16.23	15.44	14.65	13.85	13.47	13.32	13.02	12.75	11.74
Value at end of period	18.19	17.13	16.23	15.44	14.65	13.85	13.47	13.32	13.02	12.75
Number of accumulation units outstanding at end of period	61,520	62,186	62,702	68,715	77,840	84,761	89,370	188,711	241,013	156,718
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	17.96	16.68	13.99	16.37	15.66	14.67	14.21	13.42	12.17	12.37
Value at end of period	17.98	17.96	16.68	13.99	16.37	15.66	14.67	14.21	13.42	12.17
Number of accumulation units outstanding at end of period	27,790	34,316	31,161	34,167	35,019	58,633	67,219	61,350	62,437	60,105
MAXIM INDEX 600
Value at beginning of period	30.31	24.35	19.67	28.93	29.44	25.95	24.47	20.28	14.82	17.65
Value at end of period	30.13	30.31	24.35	19.67	28.93	29.44	25.95	24.47	20.28	14.82
Number of accumulation units outstanding at end of period	57,426	57,963	65,963	79,407	84,733	91,659	95,299	190,285	202,952	185,217
MAXIM INVESCO ADR
Value at beginning of period	20.80	19.89	15.37	25.94	24.39	19.87	18.03	15.21	11.70	13.60
Value at end of period	17.55	20.80	19.89	15.37	25.94	24.39	19.87	18.03	15.21	11.70
Number of accumulation units outstanding at end of period	24,506	24,279	28,473	39,914	45,889	57,813	53,209	71,949	80,506	84,497
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	12.51	10.00
Value at end of period	12.67	12.51
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.78	11.56	10.00
Value at end of period	12.85	12.78	11.56
Number of accumulation units outstanding at end of period	11,461	7,733	-
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	12.99	10.00
Value at end of period	12.90	12.99
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.34	11.89	10.00
Value at end of period	13.08	13.34	11.89
Number of accumulation units outstanding at end of period	6,120	5,736	-
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	13.51	10.00
Value at end of period	13.11	13.51
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.77	12.13	10.00
Value at end of period	13.20	13.77	12.13
Number of accumulation units outstanding at end of period	4,104	3,151	-
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	13.72	10.00
Value at end of period	13.15	13.72
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.90	12.20	10.00
Value at end of period	13.20	13.90	12.20
Number of accumulation units outstanding at end of period	1,383	274	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	13.93	12.24	10.00
Value at end of period	13.18	13.93	12.24
Number of accumulation units outstanding at end of period	-	-	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	31.57	28.26	20.61	26.59	24.83	22.56	21.96	19.98	15.50	14.09
Value at end of period	32.66	31.57	28.26	20.61	26.59	24.83	22.56	21.96	19.98	15.50
Number of accumulation units outstanding at end of period	58,515	57,707	67,311	97,405	114,805	151,708	156,163	171,311	198,216	159,601
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	23.58	19.20	15.16	22.72	22.22	19.01	18.09	14.95	11.24	13.27
Value at end of period	22.88	23.58	19.20	15.16	22.72	22.22	19.01	18.09	14.95	11.24
Number of accumulation units outstanding at end of period	36,271	37,534	47,024	67,079	69,441	79,269	72,077	92,902	99,214	80,248
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	18.20	16.83	12.88	28.13	26.72	19.86	17.18	14.59	10.88	13.40
Value at end of period	17.69	18.20	16.83	12.88	28.13	26.72	19.86	17.18	14.59	10.88
Number of accumulation units outstanding at end of period	171,353	178,805	203,159	235,977	298,921	365,143	357,452	441,413	493,274	478,007
MAXIM MODERATE PROFILE I
Value at beginning of period	18.67	16.90	13.71	18.04	17.00	15.33	14.56	13.20	11.09	12.24

Value at end of period	18.26	18.67	16.90	13.71	18.04	17.00	15.33	14.56	13.20	11.09
Number of accumulation units outstanding at end of period	195,563	186,628	215,184	318,096	369,564	547,575	558,495	681,396	591,152	385,603
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	18.86	16.83	13.22	19.12	18.00	15.97	14.98	13.34	10.86	12.46
Value at end of period	18.28	18.86	16.83	13.22	19.12	18.00	15.97	14.98	13.34	10.86
Number of accumulation units outstanding at end of period	117,207	124,461	166,471	260,851	364,302	483,884	499,548	601,114	541,884	394,948
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	17.45	16.01	13.24	16.32	15.48	14.22	13.55	12.48	10.81	11.53
Value at end of period	17.27	17.45	16.01	13.24	16.32	15.48	14.22	13.55	12.48	10.81
Number of accumulation units outstanding at end of period	51,388	39,026	48,352	87,392	80,904	125,518	130,069	128,601	130,774	114,087
MAXIM MONEY MARKET
Value at beginning of period	13.80	13.93	14.06	13.93	13.43	12.96	12.74	12.74	12.77	12.72
Value at end of period	13.67	13.80	13.93	14.06	13.93	13.43	12.96	12.74	12.74	12.77
Number of accumulation units outstanding at end of period	443,589	489,278	583,601	685,611	794,312	995,746	972,440	1,291,659	1,906,337	549,783
MAXIM SMALL-CAP GROWTH
Value at beginning of period	22.39	18.27	13.96	24.00	21.58	21.22	20.48	19.51	15.04	21.99
Value at end of period	22.05	22.39	18.27	13.96	24.00	21.58	21.22	20.48	19.51	15.04
Number of accumulation units outstanding at end of period	75,077	80,872	94,189	114,513	152,122	197,098	266,288	384,107	478,525	464,900
MAXIM STOCK INDEX
Value at beginning of period	22.92	20.04	15.96	25.69	24.67	21.71	20.87	19.02	14.96	19.34
Value at end of period	22.98	22.92	20.04	15.96	25.69	24.67	21.71	20.87	19.02	14.96
Number of accumulation units outstanding at end of period	673,498	757,696	863,770	1,032,678	1,218,920	1,487,470	1,763,162	2,546,880	3,006,713	3,308,532
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	26.60	23.34	18.82	29.77	29.11	24.68	23.92	21.00	16.87	19.59
Value at end of period	26.12	26.60	23.34	18.82	29.77	29.11	24.68	23.92	21.00	16.87
Number of accumulation units outstanding at end of period	109,172	119,703	142,220	170,036	215,831	297,582	339,478	462,741	518,990	521,917
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	29.37	23.25	16.20	27.43	23.69	22.41	19.82	16.94	12.41	16.06
Value at end of period	28.60	29.37	23.25	16.20	27.43	23.69	22.41	19.82	16.94	12.41
Number of accumulation units outstanding at end of period	114,814	102,672	101,965	111,281	145,650	160,461	153,301	196,827	195,636	164,759
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	20.01	19.14	18.23	17.29	16.39	15.85	15.66	15.22	14.98	13.77
Value at end of period	20.96	20.01	19.14	18.23	17.29	16.39	15.85	15.66	15.22	14.98
Number of accumulation units outstanding at end of period	92,955	96,142	126,112	164,409	176,858	195,772	275,922	381,030	481,229	487,376
MFS GROWTH
Value at beginning of period	10.95	9.79	7.96	12.67	11.16	10.61	10.58	10.02	7.95	10.00
Value at end of period	10.78	10.95	9.79	7.96	12.67	11.16	10.61	10.58	10.02	7.95
Number of accumulation units outstanding at end of period	790	790	790	1,100	1,100	1,944	4,994	5,310	3,625	3,407
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.91	10.09	7.10	13.24	11.75	11.03	10.64	10.09	7.87	10.00
Value at end of period	10.64	10.91	10.09	7.10	13.24	11.75	11.03	10.64	10.09	7.87
Number of accumulation units outstanding at end of period	22,428	25,099	25,795	33,680	42,753	44,570	45,300	43,324	21,589	2,764
OPPENHEIMER GLOBAL
Value at beginning of period	15.29	13.34	9.68	16.56	15.78	13.57	12.04	10.00
Value at end of period	13.83	15.29	13.34	9.68	16.56	15.78	13.57	12.04
Number of accumulation units outstanding at end of period	256,188	227,939	217,212	203,808	210,583	204,852	190,244	86,130
PIMCO TOTAL RETURN
Value at beginning of period	16.31	15.16	13.48	13.02	12.08	11.75	11.56	11.13	10.67	10.00
Value at end of period	16.78	16.31	15.16	13.48	13.02	12.08	11.75	11.56	11.13	10.67
Number of accumulation units outstanding at end of period	90,192	84,929	91,108	87,746	78,206	82,146	81,115	102,205	107,642	48,750
PIONEER EQUITY INCOME VCT
Value at beginning of period	13.58	11.49	10.19	14.80	14.86	12.28	11.75	10.22	8.44	10.15
Value at end of period	14.22	13.58	11.49	10.19	14.80	14.86	12.28	11.75	10.22	8.44
Number of accumulation units outstanding at end of period	3,445	3,023	5,156	12,276	20,049	36,729	36,667	29,307	24,795	21,354
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.16	10.87	7.40	10.00
Value at end of period	12.40	12.16	10.87	7.40
Number of accumulation units outstanding at end of period	4,762	11,610	8,049	737
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.47	8.07	5.21	10.00
Value at end of period	7.37	9.47	8.07	5.21
Number of accumulation units outstanding at end of period	27,924	20,634	10,523	404
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	12.50	10.18	7.77	13.34	12.00	11.93	10.00
Value at end of period	12.37	12.50	10.18	7.77	13.34	12.00	11.93
Number of accumulation units outstanding at end of period	67,740	63,344	62,132	72,350	71,658	82,411	32,437
ROYCE TOTAL RETURN
Value at beginning of period	10.35	8.49	6.81	10.00
Value at end of period	10.05	10.35	8.49	6.81
Number of accumulation units outstanding at end of period	9,976	13,930	1,629	609
RS SELECT GROWTH
Value at beginning of period	13.95	10.71	7.33	13.47	11.96	11.18	11.46	10.00
Value at end of period	14.55	13.95	10.71	7.33	13.47	11.96	11.18	11.46
Number of accumulation units outstanding at end of period	381	527	470	871	3,313	4,383	8,026	13,529
RS SMALL CAP GROWTH
Value at beginning of period	6.49	5.13	3.51	6.51	5.77	5.32	5.34	4.68	3.22	5.43
Value at end of period	6.28	6.49	5.13	3.51	6.51	5.77	5.32	5.34	4.68	3.22
Number of accumulation units outstanding at end of period	9,632	11,395	11,398	12,595	22,607	38,198	67,121	134,557	210,557	114,711
INVESTMENT DIVISION (0.85)	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER BALANCED
Value at beginning of period	12.56	11.48	8.96	13.24	11.89	11.45	10.65	10.00
Value at end of period	12.46	12.56	11.48	8.96	13.24	11.89	11.45	10.65
Number of accumulation units outstanding at end of period	-	206	-	-	-	-	2,011	2,365
ALGER MID CAP GROWTH
Value at beginning of period	13.19	11.14	7.41	17.94	13.75	12.59	11.56	10.00
Value at end of period	11.99	13.19	11.14	7.41	17.94	13.75	12.59	11.56
Number of accumulation units outstanding at end of period	50,859	48,512	44,572	-	-	-	5,968	5,524
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	12.85	11.44	10.28	12.97	12.85	10.85	10.68	10.00
Value at end of period	13.20	12.85	11.44	10.28	12.97	12.85	10.85	10.68
Number of accumulation units outstanding at end of period	30,811	36,012	32,894	-	-	-	2,747	3,213
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.65	9.60	7.22	11.98	10.92	10.00
Value at end of period	10.02	10.65	9.60	7.22	11.98	10.92
Number of accumulation units outstanding at end of period	109,580	99,169	65,036	-	-	-
ARTISAN INTERNATIONAL
Value at beginning of period	14.99	14.28	10.30	19.59	16.50	13.25	11.50	10.00
Value at end of period	13.79	14.99	14.28	10.30	19.59	16.50	13.25	11.50
Number of accumulation units outstanding at end of period	65,116	61,828	45,134	-	-	-	1,964	1,034
COLUMBIA MID CAP VALUE
Value at beginning of period	9.61	7.90	6.04	10.00
Value at end of period	9.09	9.61	7.90	6.04
Number of accumulation units outstanding at end of period	1,027	1,373	-	-

DAVIS NEW YORK VENTURE
Value at beginning of period	9.88	8.92	6.84	11.54	11.13	10.00
Value at end of period	9.30	9.88	8.92	6.84	11.54	11.13
Number of accumulation units outstanding at end of period	32,211	32,549	19,441	-	-	-
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	12.29	11.02	9.73	13.82	12.60	10.95	10.84	10.00
Value at end of period	11.55	12.29	11.02	9.73	13.82	12.60	10.95	10.84
Number of accumulation units outstanding at end of period	20,206	19,169	17,710	-	-	-	452	297
FIDELITY VIP CONTRAFUND
Value at beginning of period	14.55	12.51	9.30	16.32	13.99	12.63	10.90	10.00
Value at end of period	14.06	14.55	12.51	9.30	16.32	13.99	12.63	10.90
Number of accumulation units outstanding at end of period	144,750	145,630	111,972	-	-	-	13,887	12,361
FIDELITY VIP GROWTH
Value at beginning of period	12.43	10.09	7.93	15.14	12.03	11.35	10.82	10.00
Value at end of period	12.34	12.43	10.09	7.93	15.14	12.03	11.35	10.82
Number of accumulation units outstanding at end of period	45,938	52,187	43,085	-	-	-	26,640	26,879
INVESCO DYNAMICS
Value at beginning of period	14.52	11.86	8.37	15.95	14.32	12.39	11.34	10.00
Value at end of period	13.76	14.52	11.86	8.37	15.95	14.32	12.39	11.34
Number of accumulation units outstanding at end of period	1,819	1,041	408	-	-	-	17	17
INVESCO SMALL CAP GROWTH
Value at beginning of period	15.40	12.30	9.22	15.18	13.75	12.13	11.29	10.00
Value at end of period	15.04	15.40	12.30	9.22	15.18	13.75	12.13	11.29
Number of accumulation units outstanding at end of period	1,966	2,940	2,790	-	-	-	153	146
INVESCO VAN KAMPEN AMERICAN FRANCHISE
Value at beginning of period	11.85	10.21	8.24	13.41	11.71	11.03	10.79	10.00
Value at end of period	10.94	11.85	10.21	8.24	13.41	11.71	11.03	10.79
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	707	707
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.25	8.51	6.18	10.00
Value at end of period	10.21	10.25	8.51	6.18
Number of accumulation units outstanding at end of period	119	717	908	-
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	10.01	8.76	6.84	10.00	11.12	10.00
Value at end of period	9.71	10.01	8.76	6.84	10.79	11.12
Number of accumulation units outstanding at end of period	2,326	1,849	1,738	-	-	-
JANUS TWENTY
Value at beginning of period	15.91	15.00	10.56	18.35	13.61	12.23	11.27	10.00
Value at end of period	14.48	15.91	15.00	10.56	18.35	13.61	12.23	11.27
Number of accumulation units outstanding at end of period	1,028	1,689	1,028	-	-	-	811	811
JANUS WORLDWIDE
Value at beginning of period	12.62	11.00	8.06	14.79	13.65	11.68	11.13	10.00
Value at end of period	10.78	12.62	11.00	8.06	14.79	13.65	11.68	11.13
Number of accumulation units outstanding at end of period	1,469	1,847	2,438	-	-	-	194	630
JENSEN
Value at beginning of period	12.32	11.14	8.73	12.43	11.72	10.39	10.65	10.00
Value at end of period	12.07	12.32	11.14	8.73	12.43	11.72	10.39	10.65
Number of accumulation units outstanding at end of period	533	704	533	-	-	-	854	395
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	7.97	7.49	5.34	11.90	12.77	12.09	11.50	10.00
Value at end of period	7.64	7.97	7.49	5.34	11.90	12.77	12.09	11.50
Number of accumulation units outstanding at end of period	29,833	33,473	38,466	-	-	-	1,545	448
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	13.99	11.33	10.00
Value at end of period	13.29	13.99	11.33
Number of accumulation units outstanding at end of period	-	607	-
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.46	8.51	5.79	9.24	11.29	10.00
Value at end of period	10.06	10.46	8.51	5.79	9.24	11.29
Number of accumulation units outstanding at end of period	-	905	-	-	-	-
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	13.19	11.51	8.73	14.68	13.82	12.07	11.19	10.00
Value at end of period	12.50	13.19	11.51	8.73	14.68	13.82	12.07	11.19
Number of accumulation units outstanding at end of period	29,245	39,842	20,009	-	-	-	13,067	8,991
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period	13.73	11.58	7.15	12.13	12.38	11.22	10.94	10.00
Value at end of period	12.68	13.73	11.58	7.15	12.13	12.38	11.22	10.94
Number of accumulation units outstanding at end of period	26,075	50,514	27,198	-	-	-	18,640	18,124
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	13.20	10.29	6.25	11.65	12.05	10.80	10.94	10.00
Value at end of period	11.60	13.20	10.29	6.25	11.65	12.05	10.80	10.94
Number of accumulation units outstanding at end of period	23,724	64,961	23,369	-	-	-	3,011	2,273
MAXIM BOND INDEX
Value at beginning of period	13.01	12.32	11.70	11.09	10.48	10.18	10.06	10.00
Value at end of period	13.83	13.01	12.32	11.70	11.09	10.48	10.18	10.06
Number of accumulation units outstanding at end of period	6,130	10,969	4,391	-	-	-	229	163
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	13.24	12.28	10.29	12.03	11.49	10.76	10.41	10.00
Value at end of period	13.27	13.24	12.28	10.29	12.03	11.49	10.76	10.41
Number of accumulation units outstanding at end of period	12,004	10,507	17,954	-	-	-	545	236
MAXIM INDEX 600
Value at beginning of period	14.04	11.27	9.09	13.36	13.59	11.96	11.27	10.00
Value at end of period	13.97	14.04	11.27	9.09	13.36	13.59	11.96	11.27
Number of accumulation units outstanding at end of period	2,315	13,043	2,490	-	-	-	1,170	1,605
MAXIM INVESCO ADR
Value at beginning of period	13.22	12.63	9.75	16.44	15.44	12.57	11.39	10.00
Value at end of period	11.17	13.22	12.63	9.75	16.44	15.44	12.57	11.39
Number of accumulation units outstanding at end of period	1,005	4,853	897	-	-	-	167	247
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	12.53	10.00
Value at end of period	12.70	12.53
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.80	11.57	10.00
Value at end of period	12.88	12.80	11.57
Number of accumulation units outstanding at end of period	33,517	30,849	806
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	13.01	10.00
Value at end of period	12.93	13.01
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.36	11.90	10.00
Value at end of period	13.11	13.36	11.90

Number of accumulation units outstanding at end of period	2,754	127	-
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	13.53	10.00
Value at end of period	13.14	13.53
Number of accumulation units outstanding at end of period		-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.79	12.14	10.00
Value at end of period	13.24	13.79	12.14
Number of accumulation units outstanding at end of period	75	2	-
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	13.74	10.00
Value at end of period	13.19	13.74
Number of accumulation units outstanding at end of period		-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.92	12.21	10.00
Value at end of period	13.24	13.92	12.21
Number of accumulation units outstanding at end of period	855	44	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	13.96	12.24	10.00
Value at end of period	13.21	13.96	12.24
Number of accumulation units outstanding at end of period	17	-	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	15.27	13.65	9.95	12.82	11.96	10.86	10.56	10.00
Value at end of period	15.81	15.27	13.65	9.95	12.82	11.96	10.86	10.56
Number of accumulation units outstanding at end of period	43,041	74,564	59,006	-	-	-	8,899	8,516
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	14.70	11.96	9.43	14.13	13.80	11.80	11.22	10.00
Value at end of period	14.28	14.70	11.96	9.43	14.13	13.80	11.80	11.22
Number of accumulation units outstanding at end of period	17,698	18,485	13,441	-	-	-	1,293	261
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	12.17	11.24	8.60	18.74	17.79	13.21	11.41	10.00
Value at end of period	11.84	12.17	11.24	8.60	18.74	17.79	13.21	11.41
Number of accumulation units outstanding at end of period	24,907	27,944	23,056	-	-	-	2,565	1,925
MAXIM MODERATE PROFILE I
Value at beginning of period	13.89	12.56	10.18	13.38	12.60	11.35	10.77	10.00
Value at end of period	13.60	13.89	12.56	10.18	13.38	12.60	11.35	10.77
Number of accumulation units outstanding at end of period	22,726	58,516	25,379	-	-	-	29,416	18,878
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	13.87	12.37	9.70	14.02	13.19	11.69	10.95	10.00
Value at end of period	13.46	13.87	12.37	9.70	14.02	13.19	11.69	10.95
Number of accumulation units outstanding at end of period	7,474	57,929	6,339	-	-	-	23,575	17,084
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	13.75	12.60	10.41	12.82	12.15	11.15	10.61	10.00
Value at end of period	13.62	13.75	12.60	10.41	12.82	12.15	11.15	10.61
Number of accumulation units outstanding at end of period	27,928	36,117	20,037	-	-	-	84	524
MAXIM MONEY MARKET
Value at beginning of period	10.91	11.00	11.10	10.98	10.58	10.20	10.01	10.00
Value at end of period	10.82	10.91	11.00	11.10	10.98	10.58	10.20	10.01
Number of accumulation units outstanding at end of period	35,452	45,229	32,635	-	-	-	5,248	5,248
MAXIM SMALL-CAP GROWTH
Value at beginning of period	12.53	10.21	7.80	13.39	12.03	11.82	11.39	10.00
Value at end of period	12.35	12.53	10.21	7.80	13.39	12.03	11.82	11.39
Number of accumulation units outstanding at end of period	3,234	10,530	3,798	-	-	-	11,981	12,528
MAXIM STOCK INDEX
Value at beginning of period	12.05	10.53	8.38	13.47	12.92	11.36	10.91	10.00
Value at end of period	12.10	12.05	10.53	8.38	13.47	12.92	11.36	10.91
Number of accumulation units outstanding at end of period	131,287	170,880	174,070	-	-	-	37,887	40,197
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	12.20	10.69	8.61	13.61	13.29	11.26	10.90	10.00
Value at end of period	11.99	12.20	10.69	8.61	13.61	13.29	11.26	10.90
Number of accumulation units outstanding at end of period	88,934	93,346	68,042	-	-	-	14,197	13,133
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	16.71	13.21	9.20	15.55	13.42	12.68	11.20	10.00
Value at end of period	16.28	16.71	13.21	9.20	15.55	13.42	12.68	11.20
Number of accumulation units outstanding at end of period	42,209	45,998	35,712	-	-	-	8,962	8,354
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	12.93	12.36	11.76	11.14	10.55	10.19	10.06	10.00
Value at end of period	13.56	12.93	12.36	11.76	11.14	10.55	10.19	10.06
Number of accumulation units outstanding at end of period	9,250	18,979	10,083	-	-	-	2,836	4,155
MFS GROWTH
Value at beginning of period	11.59	10.35	8.41	13.37	11.77	11.18	11.13	10.00
Value at end of period	11.42	11.59	10.35	8.41	13.37	11.77	11.18	11.13
Number of accumulation units outstanding at end of period	74	154	154	-	-	-	41	41
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	11.16	10.31	7.24	13.50	11.97	11.22	10.82	10.00
Value at end of period	10.89	11.16	10.31	7.24	13.50	11.97	11.22	10.82
Number of accumulation units outstanding at end of period	29,296	29,569	23,121	-	-	-	118	48
OPPENHEIMER GLOBAL
Value at beginning of period	14.80	12.91	9.35	15.99	15.22	13.08	11.59	10.00
Value at end of period	13.40	14.80	12.91	9.35	15.99	15.22	13.08	11.59
Number of accumulation units outstanding at end of period	7,847	19,587	5,413	-	-	-	1,644	1,412
PIMCO TOTAL RETURN
Value at beginning of period	14.35	13.33	11.84	11.42	10.58	10.29	10.11	10.00
Value at end of period	14.79	14.35	13.33	11.84	11.42	10.58	10.29	10.11
Number of accumulation units outstanding at end of period	43,175	38,522	35,605	-	-	-	445	283
PIONEER EQUITY INCOME VCT
Value at beginning of period	12.59	10.65	9.43	13.69	13.73	11.34	10.84	10.00
Value at end of period	13.21	12.59	10.65	9.43	13.69	13.73	11.34	10.84
Number of accumulation units outstanding at end of period	1,702	285	824	-	-	-	-	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.19	10.89	7.41	10.00
Value at end of period	12.44	12.19	10.89	7.41
Number of accumulation units outstanding at end of period	-	6,349	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.49	8.09	5.22	10.00
Value at end of period	7.39	9.49	8.09	5.22
Number of accumulation units outstanding at end of period	2,831	6,510	1,539	-
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	12.58	10.23	7.80	13.38	12.02	11.94	10.00
Value at end of period	12.45	12.58	10.23	7.80	13.38	12.02	11.94
Number of accumulation units outstanding at end of period	36,221	36,905	27,501	-	-	-	558
ROYCE TOTAL RETURN
Value at beginning of period	10.38	8.50	6.81	10.00

Value at end of period	10.09	10.38	8.50	6.81
Number of accumulation units outstanding at end of period	3,759	5,609	3,232	-
RS SELECT GROWTH
Value at beginning of period	13.85	10.62	7.26	13.33	11.83	11.04	11.31	10.00
Value at end of period	14.46	13.85	10.62	7.26	13.33	11.83	11.04	11.31
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-
RS SMALL CAP GROWTH
Value at beginning of period	14.26	11.26	7.69	14.27	12.63	11.63	11.65	10.00
Value at end of period	13.81	14.26	11.26	7.69	14.27	12.63	11.63	11.65
Number of accumulation units outstanding at end of period	489	489	696	-	-	-	-	-
INVESTMENT DIVISION (0.75)	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER BALANCED
Value at beginning of period	13.55	12.37	9.64	14.24	12.76	12.28	11.41	11.00	9.31	10.69
Value at end of period	13.45	13.55	12.37	9.64	14.24	12.76	12.28	11.41	11.00	9.31
Number of accumulation units outstanding at end of period	6,787	7,174	6,335	7,295	9,783	9,740	10,036	23,491	26,685	30,271
ALGER MID CAP GROWTH
Value at beginning of period	16.21	13.68	9.08	21.98	16.83	15.40	14.12	12.59	8.58	12.27
Value at end of period	14.75	16.21	13.68	9.08	21.98	16.83	15.40	14.12	12.59	8.58
Number of accumulation units outstanding at end of period	29,550	34,251	25,569	41,944	56,310	69,782	80,178	87,833	76,145	64,663
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	20.60	18.32	16.45	20.73	20.52	17.30	17.02	15.24	12.35	13.10
Value at end of period	21.18	20.60	18.32	16.45	20.73	20.52	17.30	17.02	15.24	12.35
Number of accumulation units outstanding at end of period	18,351	16,510	28,139	37,490	45,051	54,324	40,351	45,971	22,298	18,110
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period	10.20	9.01	7.70	11.87	12.00	10.32	9.92	8.85	6.88	8.59
Value at end of period	10.43	10.20	9.01	7.70	11.87	12.00	10.32	9.92	8.85	6.88
Number of accumulation units outstanding at end of period	10,856	25,483	23,021	20,711	23,616	51,264	45,337	66,202	28,639	22,142
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.70	9.63	7.23	11.99	10.93	10.00
Value at end of period	10.07	10.70	9.63	7.23	11.99	10.93
Number of accumulation units outstanding at end of period	76,567	80,218	45,572	51,420	32,177	4,343
ARTISAN INTERNATIONAL
Value at beginning of period	11.23	10.69	7.70	14.63	12.31	9.88	8.56	7.33	5.71	7.10
Value at end of period	10.34	11.23	10.69	7.70	14.63	12.31	9.88	8.56	7.33	5.71
Number of accumulation units outstanding at end of period	39,124	53,741	70,624	64,301	83,648	80,561	54,803	59,320	40,584	33,286
COLUMBIA LIFEGOAL BALANCE GROWTH
Value at beginning of period	15.18	13.48	10.96	15.40	14.21	12.81	12.11	11.10	9.28	10.59
Value at end of period	14.94	15.18	13.48	10.96	15.40	14.21	12.81	12.11	11.10	9.28
Number of accumulation units outstanding at end of period	7,205	7,205	12,514	12,633	13,611	25,228	24,427	18,507	16,691	10,794
COLUMBIA MID CAP VALUE
Value at beginning of period	9.63	7.92	6.05	10.00
Value at end of period	9.12	9.63	7.92	6.05
Number of accumulation units outstanding at end of period	41,181	19,736	22,657	273
DAVIS NEW YORK VENTURE
Value at beginning of period	9.93	8.95	6.86	11.56	11.13	10.00
Value at end of period	9.35	9.93	8.95	6.86	11.56	11.13
Number of accumulation units outstanding at end of period	22,818	31,736	29,618	39,227	26,610	22,615
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	12.15	10.88	9.60	13.62	12.41	10.78	10.65	10.01	8.15	10.00
Value at end of period	11.43	12.15	10.88	9.60	13.62	12.41	10.78	10.65	10.01	8.15
Number of accumulation units outstanding at end of period	10,924	12,204	14,033	22,640	23,950	23,831	26,112	31,683	16,564	8,831
FIDELITY VIP CONTRAFUND
Value at beginning of period	20.56	17.68	13.12	23.00	19.71	17.77	15.31	13.36	10.48	11.64
Value at end of period	19.89	20.56	17.68	13.12	23.00	19.71	17.77	15.31	13.36	10.48
Number of accumulation units outstanding at end of period	92,412	100,011	117,999	128,938	156,525	136,211	121,030	114,702	77,938	70,602
FIDELITY VIP GROWTH
Value at beginning of period	15.99	12.97	10.19	19.43	15.42	14.54	13.84	13.49	10.23	14.75
Value at end of period	15.90	15.99	12.97	10.19	19.43	15.42	14.54	13.84	13.49	10.23
Number of accumulation units outstanding at end of period	315,445	325,841	314,811	361,533	471,132	551,478	616,601	866,427	927,891	948,538
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	9.63	7.56	5.32	9.32	8.41	7.88	7.18	6.40	4.69	6.70
Value at end of period	9.09	9.63	7.56	5.32	9.32	8.41	7.88	7.18	6.40	4.69
Number of accumulation units outstanding at end of period	7,753	10,130	12,727	13,103	13,564	13,637	19,978	14,767	38,458	14,465
INVESCO DYNAMICS
Value at beginning of period	7.37	6.02	4.24	8.08	7.24	6.26	5.72	5.15	3.75	5.64
Value at end of period	7.00	7.37	6.02	4.24	8.08	7.24	6.26	5.72	5.15	3.75
Number of accumulation units outstanding at end of period	13,662	13,744	10,432	11,836	16,140	16,454	16,716	24,810	35,777	53,272
INVESCO SMALL CAP GROWTH
Value at beginning of period	14.93	11.92	8.92	14.68	13.28	11.71	10.90	10.28	7.44	10.00
Value at end of period	14.63	14.93	11.92	8.92	14.68	13.28	11.71	10.90	10.28	7.44
Number of accumulation units outstanding at end of period	2,469	2,182	2,461	2,825	3,813	4,553	5,224	11,036	5,440	2,324
INVESCO VAN KAMPEN AMERICAN FRANCHISE
Value at beginning of period	6.81	5.86	4.72	7.68	6.70	6.31	6.16	5.95	4.79	6.56
Value at end of period	6.29	6.81	5.86	4.72	7.68	6.70	6.31	6.16	5.95	4.79
Number of accumulation units outstanding at end of period	4,638	4,612	4,704	4,748	6,785	9,663	8,600	11,867	10,952	17,313
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.28	8.52	6.18	10.00
Value at end of period	10.24	10.28	8.52	6.18
Number of accumulation units outstanding at end of period	11,368	17,992	13,953	1,345
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	10.06	8.79	6.86	10.81	11.12	10.00
Value at end of period	9.77	10.06	8.79	6.86	10.81	11.12
Number of accumulation units outstanding at end of period	16,770	10,359	10,138	9,804	4,800	14,194
JANUS ASPEN WORLDWIDE
Value at beginning of period	12.22	10.63	7.77	14.16	13.01	11.09	10.55	10.15	8.25	11.15
Value at end of period	10.46	12.22	10.63	7.77	14.16	13.01	11.09	10.55	10.15	8.25
Number of accumulation units outstanding at end of period	25,678	32,083	31,785	43,852	51,675	50,169	72,491	117,920	172,557	185,722
JANUS FUND
Value at beginning of period	7.14	6.47	4.75	7.95	6.95	6.33	6.14	5.91	4.52	6.28
Value at end of period	6.67	7.14	6.47	4.75	7.95	6.95	6.33	6.14	5.91	4.52
Number of accumulation units outstanding at end of period	7,224	8,710	12,405	10,458	9,554	13,656	18,078	22,982	22,562	60,777
JANUS TWENTY
Value at beginning of period	8.08	7.61	5.35	9.30	6.89	6.18	5.69	4.63	3.72	4.93
Value at end of period	7.37	8.08	7.61	5.35	9.30	6.89	6.18	5.69	4.63	3.72
Number of accumulation units outstanding at end of period	30,625	33,977	40,642	45,474	53,693	66,197	36,246	53,446	43,809	50,147
JANUS WORLDWIDE
Value at beginning of period	6.61	5.76	4.21	7.72	7.12	6.09	5.79	5.53	4.49	6.11
Value at end of period	5.65	6.61	5.76	4.21	7.72	7.12	6.09	5.79	5.53	4.49
Number of accumulation units outstanding at end of period	15,800	16,862	16,393	17,319	22,544	28,333	41,232	63,954	38,280	40,551
JENSEN
Value at beginning of period	12.40	11.20	8.77	12.47	11.74	10.40	10.66	10.00
Value at end of period	12.16	12.40	11.20	8.77	12.47	11.74	10.40	10.66
Number of accumulation units outstanding at end of period	9,758	11,920	13,536	16,075	21,600	17,823	6,955	4,436

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	9.45	8.87	6.31	14.06	15.07	14.25	13.55	12.11	8.44	10.00
Value at end of period	9.07	9.45	8.87	6.31	14.06	15.07	14.25	13.55	12.11	8.44
Number of accumulation units outstanding at end of period	6,580	8,832	9,530	12,345	26,826	25,130	24,798	28,472	16,409	1,801
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	14.01	11.33	10.00
Value at end of period	13.32	14.01	11.33
Number of accumulation units outstanding at end of period	11,904	7,886	6,936
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.51	8.53	5.80	9.25	11.29	10.00
Value at end of period	10.12	10.51	8.53	5.80	9.25	11.29
Number of accumulation units outstanding at end of period	2,076	2,079	2,079	2,111	10,512	4,316
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	17.92	15.63	11.84	19.89	18.71	16.32	15.11	13.03	10.05	12.29
Value at end of period	17.00	17.92	15.63	11.84	19.89	18.71	16.32	15.11	13.03	10.05
Number of accumulation units outstanding at end of period	120,054	139,230	204,069	207,533	207,028	183,786	148,959	180,884	168,430	165,055
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period	32.18	27.12	16.72	28.34	28.90	26.16	25.49	22.87	17.78	20.08
Value at end of period	29.74	32.18	27.12	16.72	28.34	28.90	26.16	25.49	22.87	17.78
Number of accumulation units outstanding at end of period	75,426	82,055	90,377	105,745	153,823	233,154	239,908	298,286	317,797	361,232
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	30.07	23.43	14.20	26.46	27.34	24.48	24.78	20.44	15.93	17.13
Value at end of period	26.46	30.07	23.43	14.20	26.46	27.34	24.48	24.78	20.44	15.93
Number of accumulation units outstanding at end of period	26,192	30,070	32,380	32,457	41,909	55,168	51,810	67,078	70	63,011
MAXIM BOND INDEX
Value at beginning of period	17.51	16.57	15.72	14.89	14.05	13.64	13.46	13.13	12.84	11.79
Value at end of period	18.64	17.51	16.57	15.72	14.89	14.05	13.64	13.46	13.13	12.84
Number of accumulation units outstanding at end of period	35,103	36,918	43,718	40,919	47,712	56,517	61,255	70,146	49,972	32,896
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	18.34	17.00	14.23	16.62	15.86	14.84	14.34	13.51	12.23	12.40
Value at end of period	18.40	18.34	17.00	14.23	16.62	15.86	14.84	14.34	13.51	12.23
Number of accumulation units outstanding at end of period	50,023	49,549	83,094	86,321	96,280	95,776	114,118	108,153	156,510	214,143
MAXIM INDEX 600
Value at beginning of period	24.26	19.45	15.68	23.01	23.38	20.56	19.35	16.01	11.68	13.88
Value at end of period	24.16	24.26	19.45	15.68	23.01	23.38	20.56	19.35	16.01	11.68
Number of accumulation units outstanding at end of period	33,423	38,541	59,039	79,333	100,226	139,838	158,241	184,812	179	195,732
MAXIM INVESCO ADR
Value at beginning of period	15.40	14.69	11.33	19.09	17.91	14.56	13.18	11.10	8.52	9.88
Value at end of period	13.01	15.40	14.69	11.33	19.09	17.91	14.56	13.18	11.10	8.52
Number of accumulation units outstanding at end of period	63,321	72,422	85,209	113,941	149,667	200,195	210,380	261,835	318,742	323,340
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	12.55	10.00
Value at end of period	12.74	12.55
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.82	11.58	10.00
Value at end of period	12.92	12.82	11.58
Number of accumulation units outstanding at end of period	1,286	15,252	-
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	13.03	10.00
Value at end of period	12.97	13.03
Number of accumulation units outstanding at end of period		-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.38	11.91	10.00
Value at end of period	13.15	13.38	11.91
Number of accumulation units outstanding at end of period	22,338	18,492	1,041
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	13.55	10.00
Value at end of period	13.18	13.55
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.81	12.14	10.00
Value at end of period	13.27	13.81	12.14
Number of accumulation units outstanding at end of period	14,114	10,311	-
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	13.76	10.00
Value at end of period	13.22	13.76
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.94	12.21	10.00
Value at end of period	13.27	13.94	12.21
Number of accumulation units outstanding at end of period	2,402	789	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	13.97	12.25	10.00
Value at end of period	13.25	13.97	12.25
Number of accumulation units outstanding at end of period	1,259	4	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	27.17	24.28	17.67	22.75	21.20	19.23	18.68	16.96	13.13	11.91
Value at end of period	28.16	27.17	24.28	17.67	22.75	21.20	19.23	18.68	16.96	13.13
Number of accumulation units outstanding at end of period	65,648	96,897	93,341	123,841	138,622	119,873	99,503	125,048	219,830	206,726
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	24.22	19.68	15.51	23.20	22.64	19.33	18.36	15.14	11.36	13.39
Value at end of period	23.55	24.22	19.68	15.51	23.20	22.64	19.33	18.36	15.14	11.36
Number of accumulation units outstanding at end of period	30,521	35,202	37,529	56,761	67,385	101,081	110,290	116,531	66,125	66,711
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	14.20	13.10	10.01	21.81	20.68	15.34	13.24	11.22	8.35	10.27
Value at end of period	13.83	14.20	13.10	10.01	21.81	20.68	15.34	13.24	11.22	8.35
Number of accumulation units outstanding at end of period	104,877	107,699	86,887	118,734	147,122	155,472	137,759	171,310	170,190	191,097
MAXIM MODERATE PROFILE I
Value at beginning of period	19.20	17.34	14.04	18.44	17.35	15.61	14.79	13.39	11.22	12.36
Value at end of period	18.81	19.20	17.34	14.04	18.44	17.35	15.61	14.79	13.39	11.22
Number of accumulation units outstanding at end of period	442,291	523,104	548,464	561,109	633,420	492,288	422,231	541,619	527,862	488,310
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	19.38	17.26	13.52	19.53	18.35	16.24	15.20	13.51	10.98	12.58
Value at end of period	18.82	19.38	17.26	13.52	19.53	18.35	16.24	15.20	13.51	10.98
Number of accumulation units outstanding at end of period	324,982	426,244	524,431	539,430	619,890	528,140	426,405	449,591	416,798	406,095
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	18.00	16.49	13.61	16.74	15.85	14.53	13.82	12.70	10.98	11.68
Value at end of period	17.86	18.00	16.49	13.61	16.74	15.85	14.53	13.82	12.70	10.98
Number of accumulation units outstanding at end of period	123,395	163,594	176,025	178,014	202,746	217,224	237,521	260,842	306,567	309,067
MAXIM MONEY MARKET
Value at beginning of period	13.33	13.43	13.53	13.38	12.88	12.40	12.17	12.14	12.15	12.07
Value at end of period	13.23	13.33	13.43	13.53	13.38	12.88	12.40	12.17	12.14	12.15

Number of accumulation units outstanding at end of period	494,795	524,463	725,501	850,522	1,029,740	1,156,346	935,740	1,255,609	1,466,890	1,219,314
MAXIM SMALL-CAP GROWTH
Value at beginning of period	16.06	13.08	9.98	17.12	15.36	15.08	14.52	13.80	10.62	15.50
Value at end of period	15.85	16.06	13.08	9.98	17.12	15.36	15.08	14.52	13.80	10.62
Number of accumulation units outstanding at end of period	91,785	100,006	106,625	127,933	164,570	205,765	249,725	396,176	424,713	428,582
MAXIM STOCK INDEX
Value at beginning of period	15.83	13.81	10.98	17.63	16.90	14.84	14.24	12.95	10.16	13.12
Value at end of period	15.90	15.83	13.81	10.98	17.63	16.90	14.84	14.24	12.95	10.16
Number of accumulation units outstanding at end of period	830,210	896,719	909,821	990,897	1,255,492	1,549,039	1,710,224	2,321,101	3,076,632	3,503,273
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	19.32	16.91	13.61	21.49	20.97	17.74	17.17	15.04	12.06	13.97
Value at end of period	19.01	19.32	16.91	13.61	21.49	20.97	17.74	17.17	15.04	12.06
Number of accumulation units outstanding at end of period	211,831	231,240	224,459	274,874	417,837	487,308	516,348	654,772	612,770	616,083
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	30.17	23.83	16.57	28.00	24.14	22.78	20.11	17.16	12.54	16.20
Value at end of period	29.43	30.17	23.83	16.57	28.00	24.14	22.78	20.11	17.16	12.54
Number of accumulation units outstanding at end of period	56,977	63,517	71,169	85,901	101,555	108,837	118,517	143,135	109,705	101,535
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	19.15	18.27	17.37	16.44	15.55	15.01	14.80	14.35	14.10	12.94
Value at end of period	20.09	19.15	18.27	17.37	16.44	15.55	15.01	14.80	14.35	14.10
Number of accumulation units outstanding at end of period	31,417	41,623	50,965	57,165	82,037	186,205	184,996	226,093	337,416	357,996
MFS GROWTH
Value at beginning of period	11.14	9.94	8.07	12.81	11.27	10.69	10.63	10.05	7.96	10.00
Value at end of period	10.98	11.14	9.94	8.07	12.81	11.27	10.69	10.63	10.05	7.96
Number of accumulation units outstanding at end of period	144	144	852	841	6,976	6,870	6,749	6,784	7,976	1,105
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	11.10	10.25	7.19	13.39	11.86	11.11	10.70	10.12	7.88	10.00
Value at end of period	10.84	11.10	10.25	7.19	13.39	11.86	11.11	10.70	10.12	7.88
Number of accumulation units outstanding at end of period	14,519	15,963	34,043	33,023	38,932	31,322	28,212	27,284	5,738	2,436
OPPENHEIMER GLOBAL
Value at beginning of period	15.48	13.48	9.76	16.67	15.85	13.61	12.05	10.00
Value at end of period	14.03	15.48	13.48	9.76	16.67	15.85	13.61	12.05
Number of accumulation units outstanding at end of period	52,122	54,172	60,595	62,712	54,572	50,909	28,995	14,657
PIMCO TOTAL RETURN
Value at beginning of period	16.59	15.40	13.66	13.17	12.19	11.84	11.62	11.16	10.68	10.00
Value at end of period	17.11	16.59	15.40	13.66	13.17	12.19	11.84	11.62	11.16	10.68
Number of accumulation units outstanding at end of period	47,761	52,654	70,691	66,295	48,489	58,817	62,785	55,454	29,997	13,490
PIONEER EQUITY INCOME VCT
Value at beginning of period	13.84	11.70	10.35	14.99	15.03	12.40	11.84	10.28	8.47	10.16
Value at end of period	14.53	13.84	11.70	10.35	14.99	15.03	12.40	11.84	10.28	8.47
Number of accumulation units outstanding at end of period	7,613	7,729	8,912	11,051	13,806	13,866	13,130	13,768	10,108	9,593
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.22	10.91	7.41	10.00
Value at end of period	12.49	12.22	10.91	7.41
Number of accumulation units outstanding at end of period	8,433	8,782	9,069	64
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.52	8.10	5.22	10.00
Value at end of period	7.42	9.52	8.10	5.22
Number of accumulation units outstanding at end of period	59,058	35,940	35,722	8,909
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	12.65	10.27	7.82	13.41	12.04	11.95	10.00
Value at end of period	12.54	12.65	10.27	7.82	13.41	12.04	11.95
Number of accumulation units outstanding at end of period	87,123	82,839	60,746	74,937	63,697	50,796	18,159
ROYCE TOTAL RETURN
Value at beginning of period	10.41	8.52	6.82	10.00
Value at end of period	10.12	10.41	8.52	6.82
Number of accumulation units outstanding at end of period	30,944	42,702	24,031	8,915
RS SELECT GROWTH
Value at beginning of period	14.14	10.83	7.40	13.56	12.02	11.21	11.47	10.00
Value at end of period	14.77	14.14	10.83	7.40	13.56	12.02	11.21	11.47
Number of accumulation units outstanding at end of period	714	1,025	960	2,382	3,988	4,505	5,069	9,173
RS SMALL CAP GROWTH
Value at beginning of period	6.63	5.23	3.57	6.61	5.85	5.38	5.39	4.71	3.24	5.45
Value at end of period	6.43	6.63	5.23	3.57	6.61	5.85	5.38	5.39	4.71	3.24
Number of accumulation units outstanding at end of period	4,419	7,261	6,541	7,859	7,094	10,554	12,271	36,199	34,730	20,154
INVESTMENT DIVISION (0.65)	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER BALANCED
Value at beginning of period	11.76	10.73	8.35	12.32	11.04	10.61	9.85	9.48	8.02	9.20
Value at end of period	11.69	11.76	10.73	8.35	12.32	11.04	10.61	9.85	9.48	8.02
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
ALGER MID CAP GROWTH
Value at beginning of period	12.16	10.25	6.80	16.44	12.58	11.49	10.53	9.38	6.39	9.12
Value at end of period	11.08	12.16	10.25	6.80	16.44	12.58	11.49	10.53	9.38	6.39
Number of accumulation units outstanding at end of period	511	443	-	-	-	-	-	-	-	-
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	20.82	18.50	16.59	20.89	20.65	17.40	17.10	15.29	12.39	13.12
Value at end of period	21.43	20.82	18.50	16.59	20.89	20.65	17.40	17.10	15.29	12.39
Number of accumulation units outstanding at end of period	1,261	1,001	-	-	-	-	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.74	9.66	7.25	12.01	10.00
Value at end of period	10.13	10.74	9.66	7.25	12.01
Number of accumulation units outstanding at end of period	119	139	-	-	-
ARTISAN INTERNATIONAL
Value at beginning of period	11.35	10.79	7.77	14.75	12.40	9.94	8.60	7.35	5.73	7.11
Value at end of period	10.46	11.35	10.79	7.77	14.75	12.40	9.94	8.60	7.35	5.73
Number of accumulation units outstanding at end of period	1,839	1,710	322	322	322	728	196	-	-	-
COLUMBIA MID CAP VALUE
Value at beginning of period	9.66	7.93	6.05	10.00
Value at end of period	9.16	9.66	7.93	6.05
Number of accumulation units outstanding at end of period	82	49	-	-
DAVIS NEW YORK VENTURE
Value at beginning of period	9.97	8.98	6.87	11.57	11.13	10.00
Value at end of period	9.40	9.97	8.98	6.87	11.57	11.13
Number of accumulation units outstanding at end of period	281	299	-	-	-	-
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	12.26	10.96	9.67	13.70	12.47	10.82	10.68	10.03	8.15	10.00
Value at end of period	11.54	12.26	10.96	9.67	13.70	12.47	10.82	10.68	10.03	8.15
Number of accumulation units outstanding at end of period	417	372	-	-	-	-	-	-	-	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	14.84	12.74	9.45	16.54	14.16	12.76	10.98	9.57	7.50	8.33
Value at end of period	14.37	14.84	12.74	9.45	16.54	14.16	12.76	10.98	9.57	7.50
Number of accumulation units outstanding at end of period	4,336	4,107	134	134	134	134	134	134	134	134
FIDELITY VIP GROWTH

	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.
Value at beginning of period	7.96	6.46	5.07	9.65	7.65	7.21	6.86	6.67	5.06	7.28
Value at end of period	7.93	7.96	6.46	5.07	9.65	7.65	7.21	6.86	6.67	5.06
Number of accumulation units outstanding at end of period	3,368	3,400	2,039	2,039	2,039	2,039	2,787	2,915	2,915	3,307
INVESCO DYNAMICS
Value at beginning of period	7.45	6.08	4.28	8.14	7.29	6.30	5.75	5.17	3.76	5.66
Value at end of period	7.08	7.45	6.08	4.28	8.14	7.29	6.30	5.75	5.17	3.76
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO SMALL CAP GROWTH
Value at beginning of period	15.07	12.01	8.99	14.77	13.35	11.76	10.92	10.30	7.45	10.00
Value at end of period	14.78	15.07	12.01	8.99	14.77	13.35	11.76	10.92	10.30	7.45
Number of accumulation units outstanding at end of period	115	115	-	-	-	-	-	-	-	-
INVESCO VAN KAMPEN AMERICAN FRANCHISE
Value at beginning of period	6.88	5.92	4.77	7.74	6.75	6.34	6.19	5.98	4.80	6.57
Value at end of period	6.37	6.88	5.92	4.77	7.74	6.75	6.34	6.19	5.98	4.80
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.31	8.54	6.19	10.00
Value at end of period	10.28	10.31	8.54	6.19
Number of accumulation units outstanding at end of period	-	41	-	-
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	10.10	8.82	6.87	10.82	10.00
Value at end of period	9.82	10.10	8.82	6.87	10.82
Number of accumulation units outstanding at end of period	-	-	-	-	-
JANUS TWENTY
Value at beginning of period	8.17	7.69	5.40	9.37	6.94	6.22	5.72	4.65	3.73	4.94
Value at end of period	7.45	8.17	7.69	5.40	9.37	6.94	6.22	5.72	4.65	3.73
Number of accumulation units outstanding at end of period	-	106	-	-	-	-	-	-	-	-
JANUS WORLDWIDE
Value at beginning of period	6.68	5.81	4.25	7.78	7.17	6.12	5.82	5.55	4.50	6.12
Value at end of period	5.72	6.68	5.81	4.25	7.78	7.17	6.12	5.82	5.55	4.50
Number of accumulation units outstanding at end of period	-	91	-	-	-	-	-	-	-	-
JENSEN
Value at beginning of period	12.48	11.26	8.81	12.52	11.77	10.42	10.66	10.00
Value at end of period	12.26	12.48	11.26	8.81	12.52	11.77	10.42	10.66
Number of accumulation units outstanding at end of period	57	153	-	-	-	-	-	-
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	9.53	8.94	6.35	14.14	15.14	14.30	13.58	12.13	8.45	10.00
Value at end of period	9.16	9.53	8.94	6.35	14.14	15.14	14.30	13.58	12.13	8.45
Number of accumulation units outstanding at end of period	185	185	-	-	-	-	-	-	-	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	14.03	11.34	10.00
Value at end of period	13.35	14.03	11.34
Number of accumulation units outstanding at end of period	-	-	-
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.55	8.56	5.81	9.26	11.30	10.00
Value at end of period	10.17	10.55	8.56	5.81	9.26	11.30
Number of accumulation units outstanding at end of period	-	-	-	-	-	-
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	13.51	11.76	8.90	14.94	14.04	12.23	11.32	9.75	7.51	9.18
Value at end of period	12.83	13.51	11.76	8.90	14.94	14.04	12.23	11.32	9.75	7.51
Number of accumulation units outstanding at end of period	30,385	26,459	176	176	176	176	176	176	176	176
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period	22.78	19.18	11.82	20.00	20.38	18.43	17.94	16.08	12.49	14.09
Value at end of period	21.08	22.78	19.18	11.82	20.00	20.38	18.43	17.94	16.08	12.49
Number of accumulation units outstanding at end of period	538	541	538	538	538	538	538	538	538	545
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	25.55	19.89	12.04	22.42	23.14	20.69	20.93	17.24	13.43	14.42
Value at end of period	22.51	25.55	19.89	12.04	22.42	23.14	20.69	20.93	17.24	13.43
Number of accumulation units outstanding at end of period	1,400	1,482	1,310	1,413	1,413	1,413	1,413	1,413	1,413	1,413
MAXIM BOND INDEX
Value at beginning of period	17.64	16.67	15.80	14.95	14.10	13.67	13.48	13.13	12.83	11.77
Value at end of period	18.79	17.64	16.67	15.80	14.95	14.10	13.67	13.48	13.13	12.83
Number of accumulation units outstanding at end of period	635	592	-	-	-	-	-	-	-	-
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	15.99	14.80	12.37	14.44	13.77	12.86	12.42	11.69	10.57	10.71
Value at end of period	16.05	15.99	14.80	12.37	14.44	13.77	12.86	12.42	11.69	10.57
Number of accumulation units outstanding at end of period	2,579	3,298	-	-	-	-	-	-	-	-
MAXIM INDEX 600
Value at beginning of period	19.79	15.85	12.77	18.72	18.99	16.69	15.69	12.97	9.45	11.22
Value at end of period	19.73	19.79	15.85	12.77	18.72	18.99	16.69	15.69	12.97	9.45
Number of accumulation units outstanding at end of period	983	930	617	617	617	617	723	617	617	841
MAXIM INVESCO ADR
Value at beginning of period	12.63	12.04	9.28	15.62	14.64	11.89	10.75	9.05	6.94	8.04
Value at end of period	10.69	12.63	12.04	9.28	15.62	14.64	11.89	10.75	9.05	6.94
Number of accumulation units outstanding at end of period	845	929	872	872	872	872	1,212	1,212	1,212	1,331
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	12.57	10.00
Value at end of period	12.77	12.57
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.84	11.59	10.00
Value at end of period	12.95	12.84	11.59
Number of accumulation units outstanding at end of period	26	-	-
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	13.06	10.00
Value at end of period	13.00	13.06
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.40	11.91	10.00
Value at end of period	13.18	13.40	11.91
Number of accumulation units outstanding at end of period	113	33	-
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	13.58	10.00
Value at end of period	13.21	13.58
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.83	12.15	10.00
Value at end of period	13.31	13.83	12.15
Number of accumulation units outstanding at end of period	265	50	-
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	13.79	10.00
Value at end of period	13.26	13.79
Number of accumulation units outstanding at end of period	-	-

	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.96	12.22	10.00
Value at end of period	13.31	13.96	12.22
Number of accumulation units outstanding at end of period	597	81	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	14.00	12.26	10.00
Value at end of period	13.28	14.00	12.26
Number of accumulation units outstanding at end of period	32	-	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	24.34	21.73	15.79	20.32	18.92	17.14	16.63	15.08	11.67	10.57
Value at end of period	25.25	24.34	21.73	15.79	20.32	18.92	17.14	16.63	15.08	11.67
Number of accumulation units outstanding at end of period	446	638	118	212	212	212	212	212	212	212
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	23.48	19.06	15.01	22.43	21.87	18.68	17.70	14.58	10.93	12.87
Value at end of period	22.86	23.48	19.06	15.01	22.43	21.87	18.68	17.70	14.58	10.93
Number of accumulation units outstanding at end of period	167	217	101	101	101	101	101	101	101	128
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	12.58	11.59	8.85	19.26	18.25	13.52	11.66	9.87	7.34	9.01
Value at end of period	12.26	12.58	11.59	8.85	19.26	18.25	13.52	11.66	9.87	7.34
Number of accumulation units outstanding at end of period	1,978	1,780	1,664	1,761	1,761	1,761	1,870	1,653	1,613	1,571
MAXIM MODERATE PROFILE I
Value at beginning of period	15.22	13.74	11.11	14.58	13.70	12.31	11.66	10.54	8.83	9.71
Value at end of period	14.93	15.22	13.74	11.11	14.58	13.70	12.31	11.66	10.54	8.83
Number of accumulation units outstanding at end of period	37,644	37,187	-	-	-	-	-	-	-	-
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	14.53	12.92	10.12	14.60	13.70	12.13	11.33	10.06	8.17	9.34
Value at end of period	14.12	14.53	12.92	10.12	14.60	13.70	12.13	11.33	10.06	8.17
Number of accumulation units outstanding at end of period	35,003	32,006	-	-	-	-	-	-	-	-
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	15.61	14.28	11.77	14.47	13.69	12.54	11.91	10.93	9.45	10.04
Value at end of period	15.50	15.61	14.28	11.77	14.47	13.69	12.54	11.91	10.93	9.45
Number of accumulation units outstanding at end of period	5,757	5,231	-	-	-	-	-	-	-	-
MAXIM MONEY MARKET
Value at beginning of period	11.89	11.97	12.05	11.90	11.44	11.01	10.79	10.75	10.75	10.65
Value at end of period	11.82	11.89	11.97	12.05	11.90	11.44	11.01	10.79	10.75	10.75
Number of accumulation units outstanding at end of period	11,989	10,768	2,871	2,871	2,871	2,392	2,305	2,702	2,702	417
MAXIM SMALL-CAP GROWTH
Value at beginning of period	7.61	6.19	4.72	8.08	7.24	7.10	6.83	6.49	4.99	7.27
Value at end of period	7.51	7.61	6.19	4.72	8.08	7.24	7.10	6.83	6.49	4.99
Number of accumulation units outstanding at end of period	3,427	3,427	3,427	3,600	3,600	3,600	3,334	3,820	3,820	3,820
MAXIM STOCK INDEX
Value at beginning of period	9.82	8.56	6.80	10.91	10.44	9.16	8.78	7.98	6.26	8.07
Value at end of period	9.87	9.82	8.56	6.80	10.91	10.44	9.16	8.78	7.98	6.26
Number of accumulation units outstanding at end of period	5,556	5,661	4,194	4,342	4,342	4,342	4,325	4,251	4,128	4,001
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	15.39	13.46	10.82	17.07	16.64	14.06	13.59	11.89	9.53	11.03
Value at end of period	15.16	15.39	13.46	10.82	17.07	16.64	14.06	13.59	11.89	9.53
Number of accumulation units outstanding at end of period	1,726	2,797	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,534
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	18.91	14.92	10.37	17.50	15.07	14.21	12.53	10.68	7.80	10.07
Value at end of period	18.47	18.91	14.92	10.37	17.50	15.07	14.21	12.53	10.68	7.80
Number of accumulation units outstanding at end of period	1,179	1,063	143	143	143	143	515	515	515	615
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	17.46	16.64	15.80	14.94	14.12	13.62	13.42	13.00	12.75	11.69
Value at end of period	18.33	17.46	16.64	15.80	14.94	14.12	13.62	13.42	13.00	12.75
Number of accumulation units outstanding at end of period	1,599	1,538	357	357	357	357	357	357	357	357
MFS GROWTH
Value at beginning of period	11.24	10.01	8.12	12.88	11.32	10.73	10.66	10.07	7.96	10.00
Value at end of period	11.09	11.24	10.01	8.12	12.88	11.32	10.73	10.66	10.07	7.96
Number of accumulation units outstanding at end of period	533	533	-	-	-	-	-	-	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	11.20	10.32	7.24	13.46	11.91	11.15	10.72	10.14	7.88	10.00
Value at end of period	10.95	11.20	10.32	7.24	13.46	11.91	11.15	10.72	10.14	7.88
Number of accumulation units outstanding at end of period	2,455	2,141	-	-	-	-	-	-	-	-
OPPENHEIMER GLOBAL
Value at beginning of period	15.59	13.56	9.81	16.74	15.90	13.63	12.05	10.00
Value at end of period	14.14	15.59	13.56	9.81	16.74	15.90	13.63	12.05
Number of accumulation units outstanding at end of period	3,000	2,873	-	-	-	-	-	-
PIMCO TOTAL RETURN
Value at beginning of period	16.75	15.53	13.76	13.24	12.25	11.88	11.65	11.18	10.00
Value at end of period	17.29	16.75	15.53	13.76	13.24	12.25	11.88	11.65	11.18
Number of accumulation units outstanding at end of period	739	1,600	-	-	-	-	-	-	-
PIONEER EQUITY INCOME VCT
Value at beginning of period	14.21	11.99	10.60	15.35	15.36	12.66	12.08	10.48	8.62	10.34
Value at end of period	14.93	14.21	11.99	10.60	15.35	15.36	12.66	12.08	10.48	8.62
Number of accumulation units outstanding at end of period	-	7	-	-	-	-	-	-	-	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.25	10.92	7.41	10.00
Value at end of period	12.53	12.25	10.92	7.41
Number of accumulation units outstanding at end of period	-	-	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.54	8.11	5.22	10.00
Value at end of period	7.45	9.54	8.11	5.22
Number of accumulation units outstanding at end of period	422	260	-	-
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	12.72	10.32	7.85	13.45	12.06	11.95	10.00
Value at end of period	12.62	12.72	10.32	7.85	13.45	12.06	11.95
Number of accumulation units outstanding at end of period	896	759	-	-	-	-	-
ROYCE TOTAL RETURN
Value at beginning of period	10.43	8.53	6.82	10.00
Value at end of period	10.16	10.43	8.53	6.82
Number of accumulation units outstanding at end of period	48	77	-	-
RS SELECT GROWTH
Value at beginning of period	14.23	10.89	7.43	13.61	12.05	11.22	11.48	10.00
Value at end of period	14.88	14.23	10.89	7.43	13.61	12.05	11.22	11.48
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-
RS SMALL CAP GROWTH
Value at beginning of period	6.70	5.28	3.60	6.66	5.89	5.41	5.41	4.73	3.24	5.46
Value at end of period	6.50	6.70	5.28	3.60	6.66	5.89	5.41	5.41	4.73	3.24
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESTMENT DIVISION (0.55)	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER BALANCED
Value at beginning of period	13.86	12.63	9.82	14.47	12.95	12.44	11.53	11.09	9.37	10.74

Value at end of period	13.78	13.86	12.63	9.82	14.47	12.95	12.44	11.53	11.09	9.37
Number of accumulation units outstanding at end of period	711	700	1,152	2,687	2,339	8,547	14,147	7,220	7,197	6,592
ALGER MID CAP GROWTH
Value at beginning of period	16.58	13.96	9.25	22.34	17.08	15.59	14.27	12.70	8.64	12.33
Value at end of period	15.12	16.58	13.96	9.25	22.34	17.08	15.59	14.27	12.70	8.64
Number of accumulation units outstanding at end of period	15,396	20,974	30,119	39,280	40,426	62,569	67,889	64,022	49,987	30,204
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	21.04	18.68	16.73	21.04	20.79	17.50	17.17	15.34	12.42	13.14
Value at end of period	21.67	21.04	18.68	16.73	21.04	20.79	17.50	17.17	15.34	12.42
Number of accumulation units outstanding at end of period	10,851	8,424	19,363	16,445	30,742	47,787	48,672	30,600	31,769	13,045
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.79	9.69	7.27	12.02	10.93	10.00
Value at end of period	10.18	10.79	9.69	7.27	12.02	10.93
Number of accumulation units outstanding at end of period	9,207	7,776	18,917	20,226	11,067	26,244
ARTISAN INTERNATIONAL
Value at beginning of period	11.48	10.89	7.84	14.86	12.48	9.99	8.64	7.38	5.74	7.12
Value at end of period	10.58	11.48	10.89	7.84	14.86	12.48	9.99	8.64	7.38	5.74
Number of accumulation units outstanding at end of period	35,231	39,730	52,150	64,611	82,622	77,393	61,213	38,978	21,105	7,588
COLUMBIA MID CAP VALUE
Value at beginning of period	9.68	7.94	6.05	10.00
Value at end of period	9.19	9.68	7.94	6.05
Number of accumulation units outstanding at end of period	7,714	10,430	6,478	9,788
DAVIS NEW YORK VENTURE
Value at beginning of period	10.01	9.01	6.89	11.59	11.14	10.00
Value at end of period	9.45	10.01	9.01	6.89	11.59	11.14
Number of accumulation units outstanding at end of period	13,959	14,967	25,756	21,430	10,053	15,191
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	12.36	11.05	9.73	13.77	12.52	10.85	10.71	10.04	8.16	10.00
Value at end of period	11.65	12.36	11.05	9.73	13.77	12.52	10.85	10.71	10.04	8.16
Number of accumulation units outstanding at end of period	3,234	6,380	9,623	17,404	15,487	19,140	28,022	21,110	15,242	3,191
FIDELITY VIP CONTRAFUND
Value at beginning of period	21.07	18.07	13.39	23.42	20.03	18.03	15.50	13.50	10.56	11.72
Value at end of period	20.42	21.07	18.07	13.39	23.42	20.03	18.03	15.50	13.50	10.56
Number of accumulation units outstanding at end of period	33,700	30,634	54,269	32,085	48,260	67,660	82,505	77,486	43,416	37,904
FIDELITY VIP GROWTH
Value at beginning of period	18.63	15.08	11.82	22.50	17.82	16.77	15.94	15.50	11.73	16.88
Value at end of period	18.56	18.63	15.08	11.82	22.50	17.82	16.77	15.94	15.50	11.73
Number of accumulation units outstanding at end of period	106,465	119,104	133,664	132,026	148,801	211,429	259,546	476,985	225,299	274,724
INVESCO DYNAMICS
Value at beginning of period	7.53	6.14	4.32	8.20	7.34	6.33	5.77	5.18	3.77	5.66
Value at end of period	7.16	7.53	6.14	4.32	8.20	7.34	6.33	5.77	5.18	3.77
Number of accumulation units outstanding at end of period	1,293	1,411	4,812	11,861	33,226	25,099	20,547	16,573	20,701	21,751
INVESCO SMALL CAP GROWTH
Value at beginning of period	15.20	12.10	9.05	14.86	13.41	11.80	10.95	10.31	7.45	10.00
Value at end of period	14.93	15.20	12.10	9.05	14.86	13.41	11.80	10.95	10.31	7.45
Number of accumulation units outstanding at end of period	1,334	696	978	2,016	4,652	5,723	13,660	17,006	8,443	2,247
INVESCO VAN KAMPEN AMERICAN FRANCHISE
Value at beginning of period	6.95	5.97	4.80	7.80	6.79	6.38	6.22	6.00	4.81	6.58
Value at end of period	6.44	6.95	5.97	4.80	7.80	6.79	6.38	6.22	6.00	4.81
Number of accumulation units outstanding at end of period	6,427	6,487	6,538	9,717	9,915	10,375	19,619	22,215	23,856	23,175
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.33	8.55	6.19	10.00
Value at end of period	10.32	10.33	8.55	6.19
Number of accumulation units outstanding at end of period	3,179	11,009	4,595	9
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	10.15	8.85	6.89	10.84	11.13	10.00
Value at end of period	9.87	10.15	8.85	6.89	10.84	11.13
Number of accumulation units outstanding at end of period	1,341	1,172	11,576	3,999	5,176	1,416
JANUS TWENTY
Value at beginning of period	8.25	7.76	5.45	9.44	6.98	6.25	5.74	4.66	3.74	4.95
Value at end of period	7.54	8.25	7.76	5.45	9.44	6.98	6.25	5.74	4.66	3.74
Number of accumulation units outstanding at end of period	8,953	9,817	10,480	23,555	24,281	28,213	39,806	41,994	39,894	31,903
JANUS WORLDWIDE
Value at beginning of period	6.75	5.87	4.29	7.84	7.22	6.15	5.85	5.57	4.51	6.13
Value at end of period	5.78	6.75	5.87	4.29	7.84	7.22	6.15	5.85	5.57	4.51
Number of accumulation units outstanding at end of period	3,514	3,069	3,817	8,742	14,246	17,989	29,797	39,180	43,909	39,683
JENSEN
Value at beginning of period	12.56	11.32	8.85	12.56	11.80	10.43	10.67	10.00
Value at end of period	12.35	12.56	11.32	8.85	12.56	11.80	10.43	10.67
Number of accumulation units outstanding at end of period	142	346	672	6,106	3,389	4,524	3,647	2,082
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	9.61	9.01	6.40	14.22	15.22	14.36	13.62	12.15	8.45	10.00
Value at end of period	9.25	9.61	9.01	6.40	14.22	15.22	14.36	13.62	12.15	8.45
Number of accumulation units outstanding at end of period	1,227	864	11,287	2,419	7,921	14,309	25,102	34,992	27,278	7,293
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	14.05	11.34	10.00
Value at end of period	13.39	14.05	11.34
Number of accumulation units outstanding at end of period	2,014	1,258	-
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.60	8.59	5.83	9.28	11.30	10.00
Value at end of period	10.22	10.60	8.59	5.83	9.28	11.30
Number of accumulation units outstanding at end of period	1,164	273	291	657	871	936
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	18.42	16.03	12.11	20.32	19.07	16.60	15.34	13.20	10.16	12.41
Value at end of period	17.51	18.42	16.03	12.11	20.32	19.07	16.60	15.34	13.20	10.16
Number of accumulation units outstanding at end of period	29,723	69,299	99,689	57,271	100,213	163,145	153,819	167,632	106,837	47,183
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period	33.73	28.37	17.46	29.52	30.05	27.14	26.40	23.64	18.34	20.67
Value at end of period	31.24	33.73	28.37	17.46	29.52	30.05	27.14	26.40	23.64	18.34
Number of accumulation units outstanding at end of period	29,303	27,831	36,923	36,708	61,802	91,634	118,973	122,511	116,779	100,994
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	33.22	25.83	15.63	29.07	29.97	26.78	27.06	22.27	17.32	18.59
Value at end of period	29.30	33.22	25.83	15.63	29.07	29.97	26.78	27.06	22.27	17.32
Number of accumulation units outstanding at end of period	20,597	9,355	15,594	12,004	20,459	26,012	41,846	61,107	27,065	27,796
MAXIM BOND INDEX
Value at beginning of period	17.91	16.91	16.02	15.14	14.26	13.81	13.60	13.25	12.92	11.84
Value at end of period	19.10	17.91	16.91	16.02	15.14	14.26	13.81	13.60	13.25	12.92
Number of accumulation units outstanding at end of period	18,594	31,222	40,398	37,380	49,315	61,568	42,381	55,535	16,903	8,651
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	18.83	17.42	14.55	16.96	16.16	15.07	14.55	13.68	12.35	12.51
Value at end of period	18.93	18.83	17.42	14.55	16.96	16.16	15.07	14.55	13.68	12.35
Number of accumulation units outstanding at end of period	7,011	15,295	7,054	7,343	9,478	17,205	21,545	28,104	12,529	5,105
MAXIM INDEX 600

Value at beginning of period	26.90	21.52	17.32	25.36	25.71	22.57	21.20	17.50	12.74	15.11
Value at end of period	26.85	26.90	21.52	17.32	25.36	25.71	22.57	21.20	17.50	12.74
Number of accumulation units outstanding at end of period	18,390	19,332	35,041	26,497	28,550	51,476	34,998	39,764	32,357	436
MAXIM INVESCO ADR
Value at beginning of period	17.60	16.76	12.90	21.69	20.31	16.48	14.89	12.52	9.58	11.10
Value at end of period	14.91	17.60	16.76	12.90	21.69	20.31	16.48	14.89	12.52	9.58
Number of accumulation units outstanding at end of period	11,870	17,462	19,090	28,348	26,231	57,858	52,486	146,974	51,005	52,686
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	12.59	10.00
Value at end of period	12.80	12.59
Number of accumulation units outstanding at end of period		-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.86	11.59	10.00
Value at end of period	12.98	12.86	11.59
Number of accumulation units outstanding at end of period	1,862	2,750	-
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	13.08	10.00
Value at end of period	13.03	13.08
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.42	11.92	10.00
Value at end of period	13.22	13.42	11.92
Number of accumulation units outstanding at end of period	2,373	4	-
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	13.60	10.00
Value at end of period	13.25	13.60
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.86	12.16	10.00
Value at end of period	13.34	13.86	12.16
Number of accumulation units outstanding at end of period	423	4	-
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	13.81	10.00
Value at end of period	13.29	13.81
Number of accumulation units outstanding at end of period		-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	13.99	12.23	10.00
Value at end of period	13.34	13.99	12.23
Number of accumulation units outstanding at end of period	378	266	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	14.03	12.27	10.00
Value at end of period	13.32	14.03	12.27
Number of accumulation units outstanding at end of period	87	-	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	29.64	26.43	19.20	24.67	22.95	20.77	20.13	18.24	14.10	12.76
Value at end of period	30.79	29.64	26.43	19.20	24.67	22.95	20.77	20.13	18.24	14.10
Number of accumulation units outstanding at end of period	33,373	20,361	26,935	23,744	37,028	59,398	68,903	138,801	49,586	26,821
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	24.87	20.17	15.86	23.68	23.07	19.65	18.63	15.33	11.48	13.50
Value at end of period	24.23	24.87	20.17	15.86	23.68	23.07	19.65	18.63	15.33	11.48
Number of accumulation units outstanding at end of period	9,544	8,904	22,593	15,810	29,221	27,134	31,379	35,461	21,845	12,585
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	15.69	14.45	11.02	23.96	22.67	16.78	14.46	12.23	9.09	11.14
Value at end of period	15.31	15.69	14.45	11.02	23.96	22.67	16.78	14.46	12.23	9.09
Number of accumulation units outstanding at end of period	44,288	51,669	55,410	43,620	102,426	148,980	130,922	136,107	101,034	70,258
MAXIM MODERATE PROFILE I
Value at beginning of period	19.72	17.77	14.36	18.83	17.67	15.87	15.01	13.56	11.34	12.47
Value at end of period	19.36	19.72	17.77	14.36	18.83	17.67	15.87	15.01	13.56	11.34
Number of accumulation units outstanding at end of period	60,454	96,989	126,603	78,263	144,038	244,860	280,295	308,407	94,122	23,568
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	19.90	17.69	13.83	19.94	18.69	16.52	15.43	13.68	11.10	12.69
Value at end of period	19.37	19.90	17.69	13.83	19.94	18.69	16.52	15.43	13.68	11.10
Number of accumulation units outstanding at end of period	64,239	113,995	161,917	83,079	116,266	267,737	288,134	261,690	112,259	36,264
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	18.46	16.87	13.90	17.06	16.13	14.75	14.00	12.84	11.08	11.77
Value at end of period	18.35	18.46	16.87	13.90	17.06	16.13	14.75	14.00	12.84	11.08
Number of accumulation units outstanding at end of period	15,688	16,902	23,405	17,660	32,464	50,831	52,574	88,077	32,336	17,425
MAXIM MONEY MARKET
Value at beginning of period	13.97	14.05	14.13	13.94	13.38	12.87	12.60	12.55	12.53	12.42
Value at end of period	13.90	13.97	14.05	14.13	13.94	13.38	12.87	12.60	12.55	12.53
Number of accumulation units outstanding at end of period	242,534	333,142	358,320	322,508	363,996	516,032	508,435	640,300	677,625	536,548
MAXIM SMALL-CAP GROWTH
Value at beginning of period	17.51	14.24	10.84	18.55	16.62	16.27	15.64	14.84	11.39	16.59
Value at end of period	17.31	17.51	14.24	10.84	18.55	16.62	16.27	15.64	14.84	11.39
Number of accumulation units outstanding at end of period	31,311	32,396	35,593	41,334	51,692	114,666	118,880	113,570	109,434	127,029
MAXIM STOCK INDEX
Value at beginning of period	19.51	16.99	13.47	21.60	20.66	18.11	17.34	15.74	12.33	15.88
Value at end of period	19.64	19.51	16.99	13.47	21.60	20.66	18.11	17.34	15.74	12.33
Number of accumulation units outstanding at end of period	283,210	323,023	358,982	367,562	477,678	702,496	727,517	941,921	703,987	785,241
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	22.80	19.93	16.00	25.22	24.56	20.73	20.02	17.50	14.01	16.20
Value at end of period	22.48	22.80	19.93	16.00	25.22	24.56	20.73	20.02	17.50	14.01
Number of accumulation units outstanding at end of period	55,743	59,892	87,522	68,639	71,933	130,292	171,260	143,402	127,505	144,671
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	30.98	24.42	16.95	28.58	24.59	23.16	20.41	17.37	12.68	16.34
Value at end of period	30.29	30.98	24.42	16.95	28.58	24.59	23.16	20.41	17.37	12.68
Number of accumulation units outstanding at end of period	24,083	21,303	37,831	31,599	41,006	54,306	57,150	44,668	27,150	26,316
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	19.94	18.99	18.01	17.01	16.06	15.48	15.23	14.74	14.45	13.23
Value at end of period	20.96	19.94	18.99	18.01	17.01	16.06	15.48	15.23	14.74	14.45
Number of accumulation units outstanding at end of period	33,858	34,736	50,751	39,672	58,820	117,090	84,847	112,238	54,909	50,914
MFS GROWTH
Value at beginning of period	11.34	10.09	8.17	12.96	11.37	10.76	10.69	10.09	7.97	10.00
Value at end of period	11.20	11.34	10.09	8.17	12.96	11.37	10.76	10.69	10.09	7.97
Number of accumulation units outstanding at end of period	143	143	442	143	246	250	488	3,177	747	2,902
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	11.30	10.41	7.29	13.54	11.97	11.20	10.75	10.16	7.89	10.00
Value at end of period	11.06	11.30	10.41	7.29	13.54	11.97	11.20	10.75	10.16	7.89
Number of accumulation units outstanding at end of period	6,180	3,323	10,603	6,993	14,156	14,006	11,904	10,804	2,241	776
OPPENHEIMER GLOBAL
Value at beginning of period	15.69	13.63	9.85	16.79	15.93	13.65	12.06	10.00
Value at end of period	14.24	15.69	13.63	9.85	16.79	15.93	13.65	12.06
Number of accumulation units outstanding at end of period	34,833	33,106	25,712	24,315	19,376	19,143	22,742	9,000

	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.
PIMCO TOTAL RETURN
Value at beginning of period	16.88	15.63	13.84	13.31	12.30	11.93	11.68	11.20	10.69	10.00
Value at end of period	17.44	16.88	15.63	13.84	13.31	12.30	11.93	11.68	11.20	10.69
Number of accumulation units outstanding at end of period	64,848	67,122	81,002	67,419	55,720	101,503	73,218	48,758	16,184	12,051
PIONEER EQUITY INCOME VCT
Value at beginning of period	14.21	11.98	10.58	15.30	15.30	12.60	12.00	10.40	8.55	10.25
Value at end of period	14.95	14.21	11.98	10.58	15.30	15.30	12.60	12.00	10.40	8.55
Number of accumulation units outstanding at end of period	1,996	3,188	5,866	4,908	13,519	10,516	8,232	4,198	2,170	311
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.29	10.94	7.42	10.00
Value at end of period	12.58	12.29	10.94	7.42
Number of accumulation units outstanding at end of period	4,935	3,984	3,555	3,405
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.57	8.12	5.23	10.00
Value at end of period	7.47	9.57	8.12	5.23
Number of accumulation units outstanding at end of period	11,666	11,746	21,686	946
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	12.79	10.37	7.88	13.48	12.08	11.86	10.00
Value at end of period	12.70	12.79	10.37	7.88	13.48	12.08	11.86
Number of accumulation units outstanding at end of period	24,662	13,540	26,777	18,010	14,600	24,568	10,501
ROYCE TOTAL RETURN
Value at beginning of period	10.46	8.55	6.83	10.00
Value at end of period	10.20	10.46	8.55	6.83
Number of accumulation units outstanding at end of period	8,384	12,930	9,426	1,035
RS SELECT GROWTH
Value at beginning of period	14.32	10.95	7.47	13.66	12.08	11.24	11.48	10.00
Value at end of period	15.00	14.32	10.95	7.47	13.66	12.08	11.24	11.48
Number of accumulation units outstanding at end of period	-	79	427	1,718	797	1,082	2,882	4,750
RS SMALL CAP GROWTH
Value at beginning of period	6.77	5.33	3.63	6.71	5.92	5.44	5.44	4.75	3.25	5.47
Value at end of period	6.58	6.77	5.33	3.63	6.71	5.92	5.44	5.44	4.75	3.25
Number of accumulation units outstanding at end of period	2,950	4,559	6,707	19,869	14,801	16,567	27,620	49,631	37,111	38,037
INVESTMENT DIVISION (0.45)	2011	2010	2009	2008	2007	2006	2005
ALGER BALANCED
Value at beginning of period	11.44	10.42	8.10	11.92	10.66	10.22	10.00
Value at end of period	11.40	11.44	10.42	8.10	11.92	10.66	10.22
Number of accumulation units outstanding at end of period	3,322	4,787	4,910	1,096	-	4,470	5,294
ALGER MID CAP GROWTH
Value at beginning of period	10.91	9.18	6.08	14.66	11.19	10.21	10.00
Value at end of period	9.96	10.91	9.18	6.08	14.66	11.19	10.21
Number of accumulation units outstanding at end of period	29,111	30,149	31,184	7,850	-	13,494	10,975
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	12.11	10.73	9.61	12.07	11.91	10.02	10.00
Value at end of period	12.48	12.11	10.73	9.61	12.07	11.91	10.02
Number of accumulation units outstanding at end of period	37,370	36,321	31,682	17,726	-	7,194	7,579
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.84	9.73	7.28	12.04	10.94	10.00
Value at end of period	10.24	10.84	9.73	7.28	12.04	10.94
Number of accumulation units outstanding at end of period	19,043	16,540	13,605	7,852	-	882
ARTISAN INTERNATIONAL
Value at beginning of period	12.45	11.80	8.48	16.07	13.48	10.78	10.00
Value at end of period	11.49	12.45	11.80	8.48	16.07	13.48	10.78
Number of accumulation units outstanding at end of period	34,893	36,350	33,250	13,382	-	10,703	7,256
COLUMBIA MID CAP VALUE
Value at beginning of period	9.71	7.95	6.06	10.00
Value at end of period	9.22	9.71	7.95	6.06
Number of accumulation units outstanding at end of period	23,467	7,342	4,892	614
DAVIS NEW YORK VENTURE
Value at beginning of period	10.06	9.04	6.90	11.61	11.14	10.00
Value at end of period	9.51	10.06	9.04	6.90	11.61	11.14
Number of accumulation units outstanding at end of period	7,247	7,097	7,173	5,291	-	1,950
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	11.61	10.36	9.12	12.89	11.71	10.14	10.00
Value at end of period	10.95	11.61	10.36	9.12	12.89	11.71	10.14
Number of accumulation units outstanding at end of period	2,546	4,682	5,226	3,284	-	14,499	9,598
FIDELITY VIP CONTRAFUND
Value at beginning of period	12.41	10.64	7.87	13.76	11.75	10.57	10.00
Value at end of period	12.04	12.41	10.64	7.87	13.76	11.75	10.57
Number of accumulation units outstanding at end of period	52,029	52,376	55,262	21,034	-	36,799	30,640
FIDELITY VIP GROWTH
Value at beginning of period	11.53	9.33	7.30	13.88	10.98	10.33	10.00
Value at end of period	11.50	11.53	9.33	7.30	13.88	10.98	10.33
Number of accumulation units outstanding at end of period	89,838	98,034	93,663	61,141	-	104,810	110,233
INVESCO DYNAMICS
Value at beginning of period	12.28	9.99	7.03	13.33	11.92	10.27	10.00
Value at end of period	11.69	12.28	9.99	7.03	13.33	11.92	10.27
Number of accumulation units outstanding at end of period	2,561	2,585	2,017	1,022	-	1,573	1,625
INVESCO SMALL CAP GROWTH
Value at beginning of period	13.27	10.55	7.88	12.93	11.66	10.25	10.00
Value at end of period	13.04	13.27	10.55	7.88	12.93	11.66	10.25
Number of accumulation units outstanding at end of period	286	286	286	169	-	1,328	1,374
INVESCO VAN KAMPEN AMERICAN FRANCHISE
Value at beginning of period	11.34	9.73	7.82	12.68	11.03	10.35	10.00
Value at end of period	10.52	11.34	9.73	7.82	12.68	11.03	10.35
Number of accumulation units outstanding at end of period	48	48	48	-	-	381	351
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.36	8.56	6.19	10.00
Value at end of period	10.35	10.36	8.56	6.19
Number of accumulation units outstanding at end of period	8,513	8,326	2,142	-
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	10.19	8.88	6.91	10.00
Value at end of period	9.93	10.19	8.88	6.91
Number of accumulation units outstanding at end of period	3,352	2,164	1,442	1,046
JANUS TWENTY
Value at beginning of period	13.62	12.79	8.97	15.53	11.47	10.26	10.00
Value at end of period	12.45	13.62	12.79	8.97	15.53	11.47	10.26
Number of accumulation units outstanding at end of period	285	285	285	-	-	2,267	2,368
JANUS WORLDWIDE
Value at beginning of period	11.39	9.90	7.22	13.19	12.13	10.34	10.00
Value at end of period	9.77	11.39	9.90	7.22	13.19	12.13	10.34
Number of accumulation units outstanding at end of period	920	920	921	678	-	5,515	5,672
JENSEN
Value at beginning of period	12.21	11.00	8.59	12.17	11.43	10.09	10.00

Value at end of period	12.01	12.21	11.00	8.59	12.17	11.43	10.09
Number of accumulation units outstanding at end of period	2,602	2,602	3,252	1,733	-	820	527
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	7.19	6.73	4.77	10.60	11.33	10.68	10.00
Value at end of period	6.92	7.19	6.73	4.77	10.60	11.33	10.68
Number of accumulation units outstanding at end of period	2,550	3,043	3,217	2,040	-	7,110	5,417
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	14.07	11.35	10.00
Value at end of period	13.42	14.07	11.35
Number of accumulation units outstanding at end of period	226	552	-
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.64	8.62	5.84	9.29	11.30	10.00
Value at end of period	10.28	10.64	8.62	5.84	9.29	11.30
Number of accumulation units outstanding at end of period	761	964	1,100	-	-	2,396
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	11.52	10.01	7.56	12.67	11.88	10.33	10.00
Value at end of period	10.96	11.52	10.01	7.56	12.67	11.88	10.33
Number of accumulation units outstanding at end of period	59,634	60,496	52,447	21,178	-	19,249	13,236
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period	12.64	10.62	6.53	11.03	11.22	10.12	10.00
Value at end of period	11.72	12.64	10.62	6.53	11.03	11.22	10.12
Number of accumulation units outstanding at end of period	28,870	26,069	27,925	18,258	-	65,705	67,963
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	12.09	9.39	5.68	10.55	10.87	9.70	10.00
Value at end of period	10.67	12.09	9.39	5.68	10.55	10.87	9.70
Number of accumulation units outstanding at end of period	19,775	21,887	16,318	12,072	-	13,438	13,849
MAXIM BOND INDEX
Value at beginning of period	13.01	12.27	11.61	10.96	10.32	9.99	10.00
Value at end of period	13.89	13.01	12.27	11.61	10.96	10.32	9.99
Number of accumulation units outstanding at end of period	22,829	23,529	24,632	11,406	-	6,101	7,767
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	12.72	11.75	9.80	11.42	10.87	10.13	10.00
Value at end of period	12.80	12.72	11.75	9.80	11.42	10.87	10.13
Number of accumulation units outstanding at end of period	9,306	7,940	6,596	2,726	-	7,793	6,116
MAXIM INDEX 600
Value at beginning of period	12.08	9.65	7.76	11.35	11.50	10.08	10.00
Value at end of period	12.06	12.08	9.65	7.76	11.35	11.50	10.08
Number of accumulation units outstanding at end of period	28,380	29,029	27,925	13,313	-	19,787	16,932
MAXIM INVESCO ADR
Value at beginning of period	11.25	10.70	8.23	13.82	12.93	10.48	10.00
Value at end of period	9.54	11.25	10.70	8.23	13.82	12.93	10.48
Number of accumulation units outstanding at end of period	16,938	15,126	14,389	5,375	-	17,200	18,223
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	12.61	10.00
Value at end of period	12.84	12.61
Number of accumulation units outstanding at end of period	-	4,799
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.89	11.60	10.00
Value at end of period	13.02	12.89	11.60
Number of accumulation units outstanding at end of period	17,279	7,801	5,018
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	13.10	10.00
Value at end of period	13.07	13.10
Number of accumulation units outstanding at end of period	-	10,751
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.45	11.93	10.00
Value at end of period	13.25	13.45	11.93
Number of accumulation units outstanding at end of period	8,500	5,691	-
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	13.62	10.00
Value at end of period	13.28	13.62
Number of accumulation units outstanding at end of period	-	6,330
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.88	12.17	10.00
Value at end of period	13.38	13.88	12.17
Number of accumulation units outstanding at end of period	6,876	235	-
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	13.83	10.00
Value at end of period	13.33	13.83
Number of accumulation units outstanding at end of period	-	2,846
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	14.02	12.24	10.00
Value at end of period	13.38	14.02	12.24
Number of accumulation units outstanding at end of period	4,369	8	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	14.05	12.28	10.00
Value at end of period	13.35	14.05	12.28
Number of accumulation units outstanding at end of period	101	-	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	14.35	12.79	9.28	11.91	11.07	10.01	10.00
Value at end of period	14.92	14.35	12.79	9.28	11.91	11.07	10.01
Number of accumulation units outstanding at end of period	35,142	30,807	29,111	15,938	-	28,154	26,357
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	12.94	10.48	8.24	12.28	11.96	10.18	10.00
Value at end of period	12.62	12.94	10.48	8.24	12.28	11.96	10.18
Number of accumulation units outstanding at end of period	19,279	19,338	20,045	14,046	-	6,400	6,246
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	10.01	9.21	7.01	15.24	14.40	10.65	10.00
Value at end of period	9.78	10.01	9.21	7.01	15.24	14.40	10.65
Number of accumulation units outstanding at end of period	38,318	40,918	43,870	26,319	-	21,818	21,102
MAXIM MODERATE PROFILE I
Value at beginning of period	12.78	11.51	9.29	12.17	11.41	10.24	10.00
Value at end of period	12.56	12.78	11.51	9.29	12.17	11.41	10.24
Number of accumulation units outstanding at end of period	84,757	96,786	91,997	41,294	-	161,037	139,361
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	12.47	11.07	8.65	12.46	11.67	10.30	10.00
Value at end of period	12.15	12.47	11.07	8.65	12.46	11.67	10.30
Number of accumulation units outstanding at end of period	170,275	157,473	137,353	89,340	-	114,783	68,943
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	12.84	11.72	9.64	11.83	11.17	10.21	10.00
Value at end of period	12.77	12.84	11.72	9.64	11.83	11.17	10.21
Number of accumulation units outstanding at end of period	26,566	30,981	29,538	6,892	-	34,892	27,554
MAXIM MONEY MARKET

	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.
Value at beginning of period	11.01	11.06	11.10	10.95	10.50	10.09	10.00
Value at end of period	10.96	11.01	11.06	11.10	10.95	10.50	10.09
Number of accumulation units outstanding at end of period	29,156	26,764	32,008	27,031	-	106,408	84,944
MAXIM SMALL-CAP GROWTH
Value at beginning of period	11.22	9.11	6.93	11.85	10.60	10.38	10.00
Value at end of period	11.11	11.22	9.11	6.93	11.85	10.60	10.38
Number of accumulation units outstanding at end of period	11,013	13,225	13,665	4,415	-	33,951	42,480
MAXIM STOCK INDEX
Value at beginning of period	11.05	9.61	7.62	12.20	11.66	10.21	10.00
Value at end of period	11.14	11.05	9.61	7.62	12.20	11.66	10.21
Number of accumulation units outstanding at end of period	117,544	111,112	108,186	74,750	-	145,235	141,808
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	11.14	9.72	7.80	12.28	11.95	10.08	10.00
Value at end of period	10.99	11.14	9.72	7.80	12.28	11.95	10.08
Number of accumulation units outstanding at end of period	19,710	24,169	22,397	15,074	-	88,602	100,287
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	14.17	11.16	7.74	13.03	11.20	10.54	10.00
Value at end of period	13.86	14.17	11.16	7.74	13.03	11.20	10.54
Number of accumulation units outstanding at end of period	34,063	43,001	38,417	30,335	-	32,037	26,973
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	12.96	12.33	11.68	11.02	10.40	10.01	10.00
Value at end of period	13.64	12.96	12.33	11.68	11.02	10.40	10.01
Number of accumulation units outstanding at end of period	28,893	27,612	24,815	17,734	-	25,006	19,184
MFS GROWTH
Value at beginning of period	10.76	9.57	7.74	12.26	10.75	10.17	10.00
Value at end of period	10.64	10.76	9.57	7.74	12.26	10.75	10.17
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	10.52	9.68	6.77	12.57	11.10	10.37	10.00
Value at end of period	10.30	10.52	9.68	6.77	12.57	11.10	10.37
Number of accumulation units outstanding at end of period	8,091	7,088	6,908	5,042	-	2,778	819
OPPENHEIMER GLOBAL
Value at beginning of period	12.15	10.55	7.61	12.97	12.29	10.52	10.00
Value at end of period	11.04	12.15	10.55	7.61	12.97	12.29	10.52
Number of accumulation units outstanding at end of period	61,042	44,979	31,521	14,712	-	10,143	8,360
PIMCO TOTAL RETURN
Value at beginning of period	14.17	13.11	11.60	11.15	10.29	9.96	10.00
Value at end of period	14.66	14.17	13.11	11.60	11.15	10.29	9.96
Number of accumulation units outstanding at end of period	27,063	25,285	29,890	17,414	-	8,909	9,144
PIONEER EQUITY INCOME VCT
Value at beginning of period	11.39	9.60	8.47	12.23	12.22	10.05	10.00
Value at end of period	12.00	11.39	9.60	8.47	12.23	12.22	10.05
Number of accumulation units outstanding at end of period	4,570	6,448	4,133	362	-	4,608	3,970
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.31	10.96	7.42	10.00
Value at end of period	12.62	12.31	10.96	7.42
Number of accumulation units outstanding at end of period	427	59	396	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.59	8.14	5.23	10.00
Value at end of period	7.50	9.59	8.14	5.23
Number of accumulation units outstanding at end of period	15,186	5,808	1,375	-
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	11.15	9.03	6.86	11.72	10.49	10.38	10.00
Value at end of period	11.08	11.15	9.03	6.86	11.72	10.49	10.38
Number of accumulation units outstanding at end of period	23,785	24,724	19,399	5,792	-	10,770	4,895
ROYCE TOTAL RETURN
Value at beginning of period	10.49	8.56	6.83	10.00
Value at end of period	10.23	10.49	8.56	6.83
Number of accumulation units outstanding at end of period	2,022	1,707	1,282	-
RS SELECT GROWTH
Value at beginning of period	12.60	9.62	6.56	11.98	10.59	9.84	10.00
Value at end of period	13.21	12.60	9.62	6.56	11.98	10.59	9.84
Number of accumulation units outstanding at end of period	2,123	1,368	878	510	-	792	816
RS SMALL CAP GROWTH
Value at beginning of period	12.76	10.04	6.83	12.61	11.12	10.20	10.00
Value at end of period	12.41	12.76	10.04	6.83	12.61	11.12	10.20
Number of accumulation units outstanding at end of period	663	663	663	576	-	2,698	2,698
INVESTMENT DIVISION (0.25)	2011	2010	2009	2008	2007	2006	2005	2004	2003
ALGER BALANCED
Value at beginning of period	13.50	12.27	9.52	13.98	12.47	11.95	11.06	10.58	10.00
Value at end of period	13.47	13.50	12.27	9.52	13.98	12.47	11.95	11.06	10.58
Number of accumulation units outstanding at end of period	2,094	4,711	9,426	8,798	9,556	13,140	7,816	60	60
ALGER MID CAP GROWTH
Value at beginning of period	15.91	13.36	8.83	21.25	16.19	14.74	13.45	11.93	10.00
Value at end of period	14.56	15.91	13.36	8.83	21.25	16.19	14.74	13.45	11.93
Number of accumulation units outstanding at end of period	23,336	25,014	56,581	42,164	50,683	53,077	36,814	3,080	1,647
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	15.59	13.80	12.32	15.45	15.22	12.77	12.50	11.13	10.00
Value at end of period	16.11	15.59	13.80	12.32	15.45	15.22	12.77	12.50	11.13
Number of accumulation units outstanding at end of period	27,074	55,962	80,498	56,104	46,311	106,251	65,720	3,324	384
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	10.94	9.79	7.32	12.08	10.95	10.00
Value at end of period	10.35	10.94	9.79	7.32	12.08	10.95
Number of accumulation units outstanding at end of period	30,720	28,852	47,825	96,782	6,982	30,470
ARTISAN INTERNATIONAL
Value at beginning of period	18.77	17.77	12.75	24.09	20.17	16.10	13.89	11.82	10.00
Value at end of period	17.37	18.77	17.77	12.75	24.09	20.17	16.10	13.89	11.82
Number of accumulation units outstanding at end of period	26,310	57,489	118,106	93,069	46,954	57,081	37,516	1,377	100
COLUMBIA MID CAP VALUE
Value at beginning of period	9.76	7.98	6.06	10.00
Value at end of period	9.29	9.76	7.98	6.06
Number of accumulation units outstanding at end of period	76,251	34,279	36,287	2,988
DAVIS NEW YORK VENTURE
Value at beginning of period	10.15	9.11	6.94	11.64	11.15	10.00
Value at end of period	9.61	10.15	9.11	6.94	11.64	11.15
Number of accumulation units outstanding at end of period	14,469	23,381	52,260	82,721	22,902	24,913
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	13.94	12.42	10.91	15.40	13.95	12.06	11.86	11.09	10.00
Value at end of period	13.18	13.94	12.42	10.91	15.40	13.95	12.06	11.86	11.09
Number of accumulation units outstanding at end of period	10,110	17,047	31,035	55,452	22,833	34,095	22,669	706	226
FIDELITY VIP CONTRAFUND
Value at beginning of period	18.53	15.85	11.71	20.42	17.41	15.62	13.39	11.62	10.00
Value at end of period	18.02	18.53	15.85	11.71	20.42	17.41	15.62	13.39	11.62

	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.	$00.00.
Number of accumulation units outstanding at end of period	43,780	66,157	112,757	94,482	86,629	110,199	86,045	9,683	8,944
FIDELITY VIP GROWTH
Value at beginning of period	14.00	11.30	8.83	16.75	13.23	12.41	11.76	11.40	10.00
Value at end of period	13.99	14.00	11.30	8.83	16.75	13.23	12.41	11.76	11.40
Number of accumulation units outstanding at end of period	46,327	81,944	199,121	231,981	291,162	344,338	295,947	124,488	56,079
INVESCO DYNAMICS
Value at beginning of period	17.39	14.12	9.91	18.77	16.75	14.41	13.09	11.72	10.00
Value at end of period	16.59	17.39	14.12	9.91	18.77	16.75	14.41	13.09	11.72
Number of accumulation units outstanding at end of period	2,708	5,733	10,566	5,106	2,132	4,613	4,392	-	-
INVESCO SMALL CAP GROWTH
Value at beginning of period	18.05	14.33	10.68	17.49	15.74	13.80	12.78	11.99	10.00
Value at end of period	17.78	18.05	14.33	10.68	17.49	15.74	13.80	12.78	11.99
Number of accumulation units outstanding at end of period	372	879	2,907	2,794	4,199	6,656	6,415	520	187
INVESCO VAN KAMPEN AMERICAN FRANCHISE
Value at beginning of period	13.00	11.13	8.93	14.45	12.54	11.74	11.42	10.98	10.00
Value at end of period	12.08	13.00	11.13	8.93	14.45	12.54	11.74	11.42	10.98
Number of accumulation units outstanding at end of period	1,297	1,433	2,640	3,101	3,538	4,712	4,075	514	182
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.42	8.59	6.20	10.00
Value at end of period	10.43	10.42	8.59	6.20
Number of accumulation units outstanding at end of period	34,725	65,359	17,467	67
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	10.28	8.94	6.94	10.88	11.14	10.00
Value at end of period	10.03	10.28	8.94	6.94	10.88	11.14
Number of accumulation units outstanding at end of period	17,807	17,445	52,649	41,044	22,870	5,310
JANUS TWENTY
Value at beginning of period	19.94	18.68	13.07	22.59	16.66	14.87	13.62	11.02	10.00
Value at end of period	18.26	19.94	18.68	13.07	22.59	16.66	14.87	13.62	11.02
Number of accumulation units outstanding at end of period	3,940	5,980	8,586	5,312	4,543	19,761	24,418	148	187
JANUS WORLDWIDE
Value at beginning of period	14.18	12.30	8.95	16.33	14.98	12.74	12.07	11.46	10.00
Value at end of period	12.19	14.18	12.30	8.95	16.33	14.98	12.74	12.07	11.46
Number of accumulation units outstanding at end of period	1,918	4,191	7,907	6,944	7,311	8,358	7,173	-	-
JENSEN
Value at beginning of period	12.97	11.66	9.09	12.86	12.04	10.62	10.82	10.00
Value at end of period	12.79	12.97	11.66	9.09	12.86	12.04	10.62	10.82
Number of accumulation units outstanding at end of period	6,099	9,479	11,807	7,359	4,803	14,011	7,906	737
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	9.41	8.79	6.22	13.79	14.71	13.84	13.09	11.64	10.00
Value at end of period	9.08	9.41	8.79	6.22	13.79	14.71	13.84	13.09	11.64
Number of accumulation units outstanding at end of period	440	2,210	9,270	12,851	11,700	59,054	52,223	1,935	904
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	14.11	11.36	10.00
Value at end of period	13.48	14.11	11.36
Number of accumulation units outstanding at end of period	3,075	3,775	5,103
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.74	8.68	5.87	9.31	11.32	10.00
Value at end of period	10.39	10.74	8.68	5.87	9.31	11.32
Number of accumulation units outstanding at end of period	232	264	557	1,119	5,381	20
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	16.56	14.37	10.83	18.10	16.94	14.70	13.55	11.62	10.00
Value at end of period	15.79	16.56	14.37	10.83	18.10	16.94	14.70	13.55	11.62
Number of accumulation units outstanding at end of period	59,901	98,535	139,592	153,297	98,170	146,866	100,415	67,348	5,239
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period	16.65	13.96	8.57	14.45	14.66	13.20	12.80	11.43	10.00
Value at end of period	15.47	16.65	13.96	8.57	14.45	14.66	13.20	12.80	11.43
Number of accumulation units outstanding at end of period	43,607	67,955	206,946	181,666	190,154	244,849	233,233	90,440	20,764
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	17.88	13.86	8.36	15.50	15.94	14.19	14.30	11.73	10.00
Value at end of period	15.81	17.88	13.86	8.36	15.50	15.94	14.19	14.30	11.73
Number of accumulation units outstanding at end of period	24,991	45,244	76,037	64,616	56,279	106,559	90,653	9,637	3,116
MAXIM BOND INDEX
Value at beginning of period	13.66	12.86	12.15	11.44	10.75	10.38	10.19	9.89	10.00
Value at end of period	14.61	13.66	12.86	12.15	11.44	10.75	10.38	10.19	9.89
Number of accumulation units outstanding at end of period	111,206	104,214	203,003	165,154	87,319	201,607	144,138	1,947	976
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	14.62	13.48	11.22	13.05	12.39	11.53	11.09	10.40	10.00
Value at end of period	14.74	14.62	13.48	11.22	13.05	12.39	11.53	11.09	10.40
Number of accumulation units outstanding at end of period	22,212	25,117	27,744	21,583	14,813	29,317	20,173	12,374	2,457
MAXIM INDEX 600
Value at beginning of period	19.12	15.25	12.23	17.86	18.06	15.80	14.79	12.18	10.00
Value at end of period	19.14	19.12	15.25	12.23	17.86	18.06	15.80	14.79	12.18
Number of accumulation units outstanding at end of period	23,261	36,535	92,686	99,562	80,537	199,336	189,005	14,108	11,096
MAXIM INVESCO ADR
Value at beginning of period	17.07	16.21	12.44	20.85	19.47	15.75	14.19	11.89	10.00
Value at end of period	14.51	17.07	16.21	12.44	20.85	19.47	15.75	14.19	11.89
Number of accumulation units outstanding at end of period	48,210	66,047	99,737	96,089	57,775	64,236	28,688	8,357	6,921
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	12.65	10.00
Value at end of period	12.91	12.65
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.93	11.62	10.00
Value at end of period	13.09	12.93	11.62
Number of accumulation units outstanding at end of period	1,560	2,095	-
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	13.14	10.00
Value at end of period	13.14	13.14
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.49	11.94	10.00
Value at end of period	13.32	13.49	11.94
Number of accumulation units outstanding at end of period	1,345	14,524	133
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	13.67	10.00
Value at end of period	13.35	13.67
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.93	12.18	10.00
Value at end of period	13.45	13.93	12.18
Number of accumulation units outstanding at end of period	112	4,113	3,715
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	13.88	10.00

Value at end of period	13.40	13.88
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	14.06	12.25	10.00
Value at end of period	13.45	14.06	12.25
Number of accumulation units outstanding at end of period	2,815	741	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	14.09	12.29	10.00
Value at end of period	13.42	14.09	12.29
Number of accumulation units outstanding at end of period	2,378	92	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	18.04	16.04	11.61	14.88	13.80	12.45	12.03	10.87	10.00
Value at end of period	18.79	18.04	16.04	11.61	14.88	13.80	12.45	12.03	10.87
Number of accumulation units outstanding at end of period	19,310	42,541	101,170	114,851	124,016	112,349	80,152	8,116	4,835
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	19.79	16.00	12.55	18.68	18.14	15.41	14.56	11.95	10.00
Value at end of period	19.34	19.79	16.00	12.55	18.68	18.14	15.41	14.56	11.95
Number of accumulation units outstanding at end of period	19,968	26,562	63,163	85,779	50,195	52,683	39,103	3,246	-
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	16.02	14.70	11.18	24.24	22.86	16.87	14.49	12.22	10.00
Value at end of period	15.68	16.02	14.70	11.18	24.24	22.86	16.87	14.49	12.22
Number of accumulation units outstanding at end of period	21,497	49,879	90,733	107,833	106,679	154,607	88,166	37,284	5,098
MAXIM MODERATE PROFILE I
Value at beginning of period	16.28	14.63	11.79	15.41	14.42	12.91	12.17	10.96	10.00
Value at end of period	16.03	16.28	14.63	11.79	15.41	14.42	12.91	12.17	10.96
Number of accumulation units outstanding at end of period	159,451	278,694	382,424	342,520	325,854	497,048	311,090	133,066	9,523
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	16.67	14.77	11.51	16.55	15.47	13.63	12.69	11.22	10.00
Value at end of period	16.26	16.67	14.77	11.51	16.55	15.47	13.63	12.69	11.22
Number of accumulation units outstanding at end of period	179,973	216,814	333,328	279,681	261,542	358,989	197,892	116,765	3,082
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	15.76	14.36	11.79	14.44	13.60	12.41	11.74	10.73	10.00
Value at end of period	15.71	15.76	14.36	11.79	14.44	13.60	12.41	11.74	10.73
Number of accumulation units outstanding at end of period	42,415	57,363	96,488	105,708	64,881	79,721	41,291	32,315	2,458
MAXIM MONEY MARKET
Value at beginning of period	11.40	11.43	11.45	11.27	10.79	10.34	10.09	10.02	10.00
Value at end of period	11.37	11.40	11.43	11.45	11.27	10.79	10.34	10.09	10.02
Number of accumulation units outstanding at end of period	117,639	67,578	331,348	346,698	394,031	361,594	284,632	70,140	38,346
MAXIM SMALL-CAP GROWTH
Value at beginning of period	13.87	11.24	8.53	14.56	13.00	12.70	12.17	11.51	10.00
Value at end of period	13.76	13.87	11.24	8.53	14.56	13.00	12.70	12.17	11.51
Number of accumulation units outstanding at end of period	7,926	20,378	57,936	73,810	90,577	96,314	103,912	66,116	29,068
MAXIM STOCK INDEX
Value at beginning of period	14.24	12.36	9.77	15.62	14.90	13.02	12.43	11.25	10.00
Value at end of period	14.37	14.24	12.36	9.77	15.62	14.90	13.02	12.43	11.25
Number of accumulation units outstanding at end of period	166,777	260,787	640,775	721,806	708,144	1,109,700	1,058,265	508,881	223,569
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	14.82	12.91	10.34	16.24	15.77	13.27	12.78	11.14	10.00
Value at end of period	14.65	14.82	12.91	10.34	16.24	15.77	13.27	12.78	11.14
Number of accumulation units outstanding at end of period	50,435	87,524	207,541	161,308	223,399	325,229	213,041	26,050	17,724
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	21.07	16.56	11.46	19.27	16.53	15.52	13.63	11.57	10.00
Value at end of period	20.66	21.07	16.56	11.46	19.27	16.53	15.52	13.63	11.57
Number of accumulation units outstanding at end of period	38,779	75,769	106,291	53,018	71,051	169,064	101,179	7,122	2,077
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	13.83	13.13	12.42	11.69	11.01	10.57	10.37	10.01	10.00
Value at end of period	14.58	13.83	13.13	12.42	11.69	11.01	10.57	10.37	10.01
Number of accumulation units outstanding at end of period	19,807	63,881	193,514	181,287	166,214	211,994	170,957	12,225	7,818
MFS GROWTH
Value at beginning of period	12.59	11.17	9.03	14.27	12.48	11.78	11.66	10.97	10.00
Value at end of period	12.48	12.59	11.17	9.03	14.27	12.48	11.78	11.66	10.97
Number of accumulation units outstanding at end of period	-	14	14	14	154	211	282	154	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	12.84	11.79	8.23	15.26	13.45	12.54	12.01	11.31	10.00
Value at end of period	12.61	12.84	11.79	8.23	15.26	13.45	12.54	12.01	11.31
Number of accumulation units outstanding at end of period	9,130	17,317	19,732	18,445	17,065	12,627	8,651	912	-
OPPENHEIMER GLOBAL
Value at beginning of period	15.99	13.86	9.98	16.97	16.05	13.71	12.07	10.00
Value at end of period	14.57	15.99	13.86	9.98	16.97	16.05	13.71	12.07
Number of accumulation units outstanding at end of period	142,288	151,388	161,103	63,711	44,491	61,197	38,226	5,203
PIMCO TOTAL RETURN
Value at beginning of period	15.30	14.13	12.48	11.96	11.02	10.65	10.40	9.94	10.00
Value at end of period	15.86	15.30	14.13	12.48	11.96	11.02	10.65	10.40	9.94
Number of accumulation units outstanding at end of period	53,414	120,852	183,414	118,510	78,161	91,301	43,992	3,577	2,796
PIONEER EQUITY INCOME VCT
Value at beginning of period	15.48	13.02	11.46	16.52	16.47	13.52	12.85	11.10	10.00
Value at end of period	16.33	15.48	13.02	11.46	16.52	16.47	13.52	12.85	11.10
Number of accumulation units outstanding at end of period	2,481	27,863	7,216	5,873	6,331	9,160	11,917	222	-
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.38	10.99	7.43	10.00
Value at end of period	12.71	12.38	10.99	7.43
Number of accumulation units outstanding at end of period	4,206	3,249	12,038	56
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.64	8.16	5.24	10.00
Value at end of period	7.56	9.64	8.16	5.24
Number of accumulation units outstanding at end of period	77,174	26,516	9,182	107
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	13.01	10.52	7.97	13.59	12.14	11.99	10.00
Value at end of period	12.96	13.01	10.52	7.97	13.59	12.14	11.99
Number of accumulation units outstanding at end of period	22,397	37,134	69,900	57,961	59,528	41,514	9,172
ROYCE TOTAL RETURN
Value at beginning of period	10.54	8.59	6.84	10.00
Value at end of period	10.31	10.54	8.59	6.84
Number of accumulation units outstanding at end of period	24,597	74,690	19,157	5,987
RS SELECT GROWTH
Value at beginning of period	14.60	11.13	7.57	13.80	12.17	11.29	11.50	10.00
Value at end of period	15.33	14.60	11.13	7.57	13.80	12.17	11.29	11.50
Number of accumulation units outstanding at end of period	1,435	1,947	2,291	1,178	1,805	2,734	2,998	395
RS SMALL CAP GROWTH
Value at beginning of period	17.73	13.92	9.45	17.42	15.32	14.03	13.97	12.16	10.00
Value at end of period	17.27	17.73	13.92	9.45	17.42	15.32	14.03	13.97	12.16
Number of accumulation units outstanding at end of period	1,681	2,531	3,682	2,393	3,738	6,710	12,766	1,075	7,126
INVESTMENT DIVISION (0.00)	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002

	$00.00	$00.00	$00.00	$00.00	$00.00	$00.00	$00.00	$00.00	$00.00	$00.00
ALGER BALANCED
Value at beginning of period	14.73	13.35	10.33	15.14	13.47	12.87	11.87	11.35	9.53	10.87
Value at end of period	14.74	14.73	13.35	10.33	15.14	13.47	12.87	11.87	11.35	9.53
Number of accumulation units outstanding at end of period	23,328	21,807	22,017	22,089	22,346	1,141	2,366	145	614	347
ALGER MID CAP GROWTH
Value at beginning of period	17.64	14.78	9.74	23.39	17.78	16.14	14.70	13.00	8.80	12.49
Value at end of period	16.18	17.64	14.78	9.74	23.39	17.78	16.14	14.70	13.00	8.80
Number of accumulation units outstanding at end of period	154,992	150,784	207,526	120,085	111,057	16,279	14,742	2,207	2,300	1,755
AMERICAN CENTURY EQUITY INCOME
Value at beginning of period	22.29	19.68	17.53	21.93	21.54	18.04	17.60	15.64	12.59	13.25
Value at end of period	23.09	22.29	19.68	17.53	21.93	21.54	18.04	17.60	15.64	12.59
Number of accumulation units outstanding at end of period	189,794	153,478	121,417	118,449	109,497	29,831	18,167	12,746	8,083	4,757
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period	16.35	14.33	12.16	18.61	18.66	15.93	15.20	13.45	10.00
Value at end of period	16.85	16.35	14.33	12.16	18.61	18.66	15.93	15.20	13.45
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	11.06	9.88	7.36	12.12	10.96	10.00
Value at end of period	10.49	11.06	9.88	7.36	12.12	10.96
Number of accumulation units outstanding at end of period	190,788	212,991	142,398	245,288	39,577	14,851
ARTISAN INTERNATIONAL
Value at beginning of period	12.16	11.48	8.22	15.49	12.94	10.30	8.86	7.52	5.83	7.18
Value at end of period	11.28	12.16	11.48	8.22	15.49	12.94	10.30	8.86	7.52	5.83
Number of accumulation units outstanding at end of period	535,350	468,426	485,934	386,360	187,254	26,213	9,000	3,068	1,553	244
COLUMBIA LIFEGOAL BALANCE GROWTH
Value at beginning of period	17.85	15.77	12.70	17.71	16.23	14.51	13.63	12.39	10.00
Value at end of period	17.71	17.85	15.77	12.70	17.71	16.23	14.51	13.63	12.39
Number of accumulation units outstanding at end of period	1	1	1	-	-	-	-	-	-
COLUMBIA MID CAP VALUE
Value at beginning of period	9.82	8.01	6.07	10.00
Value at end of period	9.37	9.82	8.01	6.07
Number of accumulation units outstanding at end of period	440,669	170,175	127,529	78,162
DAVIS NEW YORK VENTURE
Value at beginning of period	10.26	9.18	6.98	11.68	11.16	10.00
Value at end of period	9.74	10.26	9.18	6.98	11.68	11.16
Number of accumulation units outstanding at end of period	175,600	187,959	203,149	214,968	43,329	9,631
FEDERATED CAPITAL APPRECIATION
Value at beginning of period	12.97	11.52	10.09	14.21	12.85	11.07	10.87	10.14	8.19	10.00
Value at end of period	12.29	12.97	11.52	10.09	14.21	12.85	11.07	10.87	10.14	8.19
Number of accumulation units outstanding at end of period	92,802	120,279	111,412	180,062	109,714	51,441	41,151	24,622	19,027	14,740
FIDELITY VIP CONTRAFUND
Value at beginning of period	22.52	19.22	14.16	24.63	20.95	18.75	16.03	13.88	10.81	11.92
Value at end of period	21.96	22.52	19.22	14.16	24.63	20.95	18.75	16.03	13.88	10.81
Number of accumulation units outstanding at end of period	484,539	453,528	404,861	202,272	151,210	45,984	42,628	4,150	3,156	1,165
FIDELITY VIP GROWTH
Value at beginning of period	14.23	11.46	8.93	16.91	13.31	12.46	11.78	11.39	8.58	12.27
Value at end of period	14.26	14.23	11.46	8.93	16.91	13.31	12.46	11.78	11.39	8.58
Number of accumulation units outstanding at end of period	605,656	597,525	552,092	838,609	775,813	497,756	528,427	58,817	63,827	64,250
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	22.38	17.42	12.17	21.17	18.96	17.63	15.95	14.11	10.00
Value at end of period	21.28	22.38	17.42	12.17	21.17	18.96	17.63	15.95	14.11
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-
INVESCO DYNAMICS
Value at beginning of period	7.98	6.47	4.53	8.55	7.61	6.53	5.92	5.29	3.82	5.71
Value at end of period	7.63	7.98	6.47	4.53	8.55	7.61	6.53	5.92	5.29	3.82
Number of accumulation units outstanding at end of period	23,900	15,825	19,630	22,604	17,436	7,835	9,238	8,766	9,191	7,398
INVESCO SMALL CAP GROWTH
Value at beginning of period	15.94	12.62	9.38	15.33	13.76	12.04	11.11	10.40	7.48	10.00
Value at end of period	15.74	15.94	12.62	9.38	15.33	13.76	12.04	11.11	10.40	7.48
Number of accumulation units outstanding at end of period	18,340	13,043	3,116	5,232	6,800	4,539	6,004	2,291	1,322	263
INVESCO VAN KAMPEN AMERICAN FRANCHISE
Value at beginning of period	7.37	6.29	5.04	8.13	7.04	6.57	6.38	6.11	4.88	6.63
Value at end of period	6.86	7.37	6.29	5.04	8.13	7.04	6.57	6.38	6.11	4.88
Number of accumulation units outstanding at end of period	29,522	15,120	12,895	7,794	7,073	1,383	1,409	2,172	2,573	2,575
INVESCO VAN KAMPEN AMERICAN VALUE
Value at beginning of period	10.48	8.63	6.21	10.00
Value at end of period	10.52	10.48	8.63	6.21
Number of accumulation units outstanding at end of period	182,982	258,010	77,005	13,324
INVESCO VAN KAMPEN COMSTOCK
Value at beginning of period	10.39	9.01	6.98	10.92	11.15	10.00
Value at end of period	10.17	10.39	9.01	6.98	10.92	11.15
Number of accumulation units outstanding at end of period	85,581	65,285	40,417	39,712	27,242	6,727
JANUS ASPEN WORLDWIDE
Value at beginning of period	17.13	14.83	10.74	19.41	17.70	14.98	14.15	13.50	10.00
Value at end of period	14.77	17.13	14.83	10.74	19.41	17.70	14.98	14.15	13.50
Number of accumulation units outstanding at end of period	1	1	1	-	-	-	-	-	-
JANUS FUND
Value at beginning of period	17.10	15.35	11.20	18.61	16.15	14.61	14.05	13.42	10.00
Value at end of period	16.08	17.10	15.35	11.20	18.61	16.15	14.61	14.05	13.42
Number of accumulation units outstanding at end of period	1	1	1	-	-	-	-	-	-
JANUS TWENTY
Value at beginning of period	8.76	8.19	5.71	9.85	7.24	6.45	5.90	4.76	3.80	5.00
Value at end of period	8.04	8.76	8.19	5.71	9.85	7.24	6.45	5.90	4.76	3.80
Number of accumulation units outstanding at end of period	41,275	39,795	51,454	59,483	58,344	18,312	22,900	68,045	48,970	46,538
JANUS WORLDWIDE
Value at beginning of period	7.15	6.19	4.49	8.17	7.48	6.35	6.00	5.68	4.57	6.18
Value at end of period	6.16	7.15	6.19	4.49	8.17	7.48	6.35	6.00	5.68	4.57
Number of accumulation units outstanding at end of period	24,134	20,277	22,102	33,916	26,254	10,160	15,839	12,692	15,471	7,008
JENSEN
Value at beginning of period	13.01	11.67	9.07	12.80	11.96	10.52	10.69	10.00
Value at end of period	12.86	13.01	11.67	9.07	12.80	11.96	10.52	10.69
Number of accumulation units outstanding at end of period	18,751	17,007	23,062	27,882	24,957	6,940	5,993	1,491
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
Value at beginning of period	10.08	9.39	6.63	14.66	15.61	14.65	13.82	12.26	8.50	10.00
Value at end of period	9.75	10.08	9.39	6.63	14.66	15.61	14.65	13.82	12.26	8.50
Number of accumulation units outstanding at end of period	31,556	39,831	41,610	52,426	62,807	12,841	11,920	3,914	3,099	9
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	14.16	11.37	10.00
Value at end of period	13.56	14.16	11.37
Number of accumulation units outstanding at end of period	24,502	22,002	9,607
MAINSTAY U.S. SMALL CAP
Value at beginning of period	10.86	8.75	5.90	9.35	11.32	10.00
Value at end of period	10.53	10.86	8.75	5.90	9.35	11.32

Number of accumulation units outstanding at end of period	4,814	6,098	7,902	28,930	14,996	-
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period	19.19	16.61	12.49	20.82	19.44	16.83	15.47	13.23	10.13	12.30
Value at end of period	18.34	19.19	16.61	12.49	20.82	19.44	16.83	15.47	13.23	10.13
Number of accumulation units outstanding at end of period	2,569,679	2,490,071	5,775,731	5,555,723	5,234,106	4,776,795	4,188,964	4,195,462	3,514,133	2,695,952
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period	29.08	24.33	14.89	25.04	25.35	22.77	22.02	19.61	15.14	16.96
Value at end of period	27.08	29.08	24.33	14.89	25.04	25.35	22.77	22.02	19.61	15.14
Number of accumulation units outstanding at end of period	285,556	259,320	255,431	218,434	189,993	90,402	92,346	36,285	36,203	39,766
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period	28.18	21.79	13.11	24.25	24.87	22.10	22.21	18.18	14.06	15.01
Value at end of period	24.99	28.18	21.79	13.11	24.25	24.87	22.10	22.21	18.18	14.06
Number of accumulation units outstanding at end of period	130,358	164,406	114,842	1,721,573	1,912,821	1,975,987	2,077,063	1,841,507	1,398,626	1,040,392
MAXIM BOND INDEX
Value at beginning of period	19.06	17.90	16.86	15.84	14.84	14.30	14.01	13.56	13.16	12.00
Value at end of period	20.43	19.06	17.90	16.86	15.84	14.84	14.30	14.01	13.56	13.16
Number of accumulation units outstanding at end of period	486,855	374,426	389,215	384,832	310,746	55,512	55,882	8,622	7,542	4,277
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period	19.52	17.95	14.91	17.29	16.38	15.20	14.58	13.64	12.25	12.34
Value at end of period	19.72	19.52	17.95	14.91	17.29	16.38	15.20	14.58	13.64	12.25
Number of accumulation units outstanding at end of period	1,146,602	952,696	2,458,474	2,433,064	2,153,179	1,983,576	1,799,926	1,900,441	1,660,149	1,317,240
MAXIM INDEX 600
Value at beginning of period	23.14	18.41	14.73	21.46	21.64	18.89	17.64	14.49	10.49	12.37
Value at end of period	23.22	23.14	18.41	14.73	21.46	21.64	18.89	17.64	14.49	10.49
Number of accumulation units outstanding at end of period	271,030	268,224	229,236	251,114	233,203	24,449	17,052	15,045	14,045	10,490
MAXIM INVESCO ADR
Value at beginning of period	14.94	14.15	10.83	18.11	16.86	13.61	12.23	10.22	7.79	8.97
Value at end of period	12.72	14.94	14.15	10.83	18.11	16.86	13.61	12.23	10.22	7.79
Number of accumulation units outstanding at end of period	249,225	273,797	237,679	246,299	111,242	65,615	136,849	17,265	14,733	13,152
MAXIM LIFETIME 2015 PORTFOLIO I
Value at beginning of period	12.70	10.00
Value at end of period	12.99	12.70
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2015 PORTFOLIO II
Value at beginning of period	12.98	11.63	10.00
Value at end of period	13.17	12.98	11.63
Number of accumulation units outstanding at end of period	281,767	218,699	1,460
MAXIM LIFETIME 2025 PORTFOLIO I
Value at beginning of period	13.20	10.00
Value at end of period	13.23	13.20
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2025 PORTFOLIO II
Value at beginning of period	13.55	11.96	10.00
Value at end of period	13.41	13.55	11.96
Number of accumulation units outstanding at end of period	143,567	80,072	20,446
MAXIM LIFETIME 2035 PORTFOLIO I
Value at beginning of period	13.72	10.00
Value at end of period	13.44	13.72
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2035 PORTFOLIO II
Value at beginning of period	13.98	12.20	10.00
Value at end of period	13.54	13.98	12.20
Number of accumulation units outstanding at end of period	255,899	224,236	25
MAXIM LIFETIME 2045 PORTFOLIO I
Value at beginning of period	13.93	10.00
Value at end of period	13.49	13.93
Number of accumulation units outstanding at end of period	-	-
MAXIM LIFETIME 2045 PORTFOLIO II
Value at beginning of period	14.11	12.27	10.00
Value at end of period	13.54	14.11	12.27
Number of accumulation units outstanding at end of period	251,767	235,999	-
MAXIM LIFETIME 2055 PORTFOLIO II
Value at beginning of period	14.15	12.31	10.00
Value at end of period	13.51	14.15	12.31
Number of accumulation units outstanding at end of period	74,983	69,053	-
MAXIM LOOMIS SAYLES BOND
Value at beginning of period	28.24	25.05	18.09	23.12	21.39	19.25	18.56	16.72	12.85	11.57
Value at end of period	29.49	28.24	25.05	18.09	23.12	21.39	19.25	18.56	16.72	12.85
Number of accumulation units outstanding at end of period	773,554	985,189	2,083,927	2,087,523	2,044,614	1,682,333	1,458,792	635,305	405,521	163,556
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period	26.10	21.05	16.47	24.45	23.69	20.07	18.92	15.49	11.53	13.49
Value at end of period	25.57	26.10	21.05	16.47	24.45	23.69	20.07	18.92	15.49	11.53
Number of accumulation units outstanding at end of period	132,327	119,820	88,847	144,042	79,815	26,346	24,704	10,622	5,728	4,194
MAXIM MFS INTERNATIONAL VALUE
Value at beginning of period	15.28	13.99	10.61	22.95	21.60	15.90	13.62	11.46	8.47	10.33
Value at end of period	14.99	15.28	13.99	10.61	22.95	21.60	15.90	13.62	11.46	8.47
Number of accumulation units outstanding at end of period	309,781	256,851	247,218	233,775	331,145	147,526	123,517	50,177	49,582	43,311
MAXIM MODERATE PROFILE I
Value at beginning of period	20.65	18.52	14.88	19.40	18.11	16.17	15.22	13.67	11.37	12.43
Value at end of period	20.39	20.65	18.52	14.88	19.40	18.11	16.17	15.22	13.67	11.37
Number of accumulation units outstanding at end of period	6,540,401	6,320,221	13,202,113	13,198,087	12,593,069	11,346,126	10,149,385	9,685,469	6,611,791	4,015,222
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period	20.65	18.25	14.20	20.35	18.97	16.67	15.49	13.66	11.02	12.53
Value at end of period	20.21	20.65	18.25	14.20	20.35	18.97	16.67	15.49	13.66	11.02
Number of accumulation units outstanding at end of period	4,932,318	4,810,964	12,903,689	12,814,095	12,169,255	10,921,073	9,544,912	9,647,765	7,746,339	5,784,543
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period	19.40	17.63	14.44	17.64	16.58	15.08	14.24	12.98	11.14	11.77
Value at end of period	19.39	19.40	17.63	14.44	17.64	16.58	15.08	14.24	12.98	11.14
Number of accumulation units outstanding at end of period	1,807,771	1,622,405	3,349,417	3,319,966	3,082,208	2,698,011	2,422,600	2,464,929	2,003,116	1,399,483
MAXIM MONEY MARKET
Value at beginning of period	14.02	14.02	14.02	13.75	13.13	12.56	12.23	12.11	12.02	11.86
Value at end of period	14.02	14.02	14.02	14.02	13.75	13.13	12.56	12.23	12.11	12.02
Number of accumulation units outstanding at end of period	950,011	965,594	747,833	749,998	572,328	274,328	212,526	100,864	109,837	28,216
MAXIM SMALL-CAP GROWTH
Value at beginning of period	14.96	12.09	9.15	15.59	13.88	13.52	12.93	12.20	9.31	13.49
Value at end of period	14.87	14.96	12.09	9.15	15.59	13.88	13.52	12.93	12.20	9.31
Number of accumulation units outstanding at end of period	114,731	119,368	139,466	150,645	142,533	70,285	80,334	36,647	36,569	36,329
MAXIM STOCK INDEX
Value at beginning of period	13.94	12.08	9.53	15.19	14.44	12.60	11.99	10.83	8.43	10.80
Value at end of period	14.11	13.94	12.08	9.53	15.19	14.44	12.60	11.99	10.83	8.43
Number of accumulation units outstanding at end of period	2,083,962	2,161,331	1,981,911	1,950,115	1,617,768	692,179	985,487	425,426	463,882	480,385
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period	17.85	15.51	12.39	19.41	18.80	15.78	15.16	13.18	10.49	12.06

Value at end of period	17.69	17.85	15.51	12.39	19.41	18.80	15.78	15.16	13.18	10.49
Number of accumulation units outstanding at end of period	479,304	503,254	406,387	348,305	355,484	76,839	67,391	57,992	70,477	71,756
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period	32.35	25.36	17.51	29.36	25.12	23.54	20.62	17.46	12.67	16.24
Value at end of period	31.80	32.35	25.36	17.51	29.36	25.12	23.54	20.62	17.46	12.67
Number of accumulation units outstanding at end of period	943,850	1,137,581	2,660,398	2,722,503	2,764,946	2,647,299	2,520,177	2,334,070	1,956,547	1,468,272
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES
Value at beginning of period	19.61	18.58	17.52	16.46	15.46	14.81	14.50	13.95	13.60	12.39
Value at end of period	20.73	19.61	18.58	17.52	16.46	15.46	14.81	14.50	13.95	13.60
Number of accumulation units outstanding at end of period	415,229.0	478,764	360,533	362,740	276,535	91,979	126,451	68,068	63,935	62,801
MFS GROWTH
Value at beginning of period	11.89	10.52	8.48	13.37	11.67	10.98	10.84	10.18	8.00	10.00
Value at end of period	11.81	11.89	10.52	8.48	13.37	11.67	10.98	10.84	10.18	8.00
Number of accumulation units outstanding at end of period	5,911	5,984	5,925	6,282	513	454	631	250	259	104
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	11.85	10.86	7.56	13.98	12.29	11.43	10.92	10.26	7.91	10.00
Value at end of period	11.67	11.85	10.86	7.56	13.98	12.29	11.43	10.92	10.26	7.91
Number of accumulation units outstanding at end of period	46,833	36,402	53,130	32,576	64,190	6,705	4,967	1,160	357	1
OPPENHEIMER GLOBAL
Value at beginning of period	16.25	14.05	10.09	17.12	16.15	13.76	12.09	10.00
Value at end of period	14.84	16.25	14.05	10.09	17.12	16.15	13.76	12.09
Number of accumulation units outstanding at end of period	540,675	377,915	210,831	152,246	94,680	16,143	10,031	2,851
PIMCO TOTAL RETURN
Value at beginning of period	17.70	16.30	14.36	13.73	12.62	12.17	11.85	11.30	10.73	10.00
Value at end of period	18.39	17.70	16.30	14.36	13.73	12.62	12.17	11.85	11.30	10.73
Number of accumulation units outstanding at end of period	475,113	426,702	294,741	129,149	116,492	20,103	12,645	7,848	3,828	224
PIONEER EQUITY INCOME VCT
Value at beginning of period	15.14	12.70	11.15	16.04	15.95	13.06	12.38	10.67	8.72	10.41
Value at end of period	16.01	15.14	12.70	11.15	16.04	15.95	13.06	12.38	10.67	8.72
Number of accumulation units outstanding at end of period	29,859	49,789	12,985	18,027	14,469	2,515	1,854	589	361	134
PUTNAM HIGH YIELD ADVANTAGE
Value at beginning of period	12.46	11.04	7.44	10.00
Value at end of period	12.83	12.46	11.04	7.44
Number of accumulation units outstanding at end of period	42,038	43,624	27,922	9,567
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.70	8.20	5.24	10.00
Value at end of period	7.62	9.70	8.20	5.24
Number of accumulation units outstanding at end of period	289,898	138,526	64,068	6,149
RIDGEWORTH SMALL CAP GROWTH STOCK
Value at beginning of period	13.20	10.64	8.04	13.68	12.19	12.01	10.00
Value at end of period	13.18	13.20	10.64	8.04	13.68	12.19	12.01
Number of accumulation units outstanding at end of period	241,357	177,488	159,649	114,746	76,465	19,681	7,900
ROYCE TOTAL RETURN
Value at beginning of period	10.61	8.62	6.85	10.00
Value at end of period	10.40	10.61	8.62	6.85
Number of accumulation units outstanding at end of period	182,441	278,465	56,926	4,742
RS SELECT GROWTH
Value at beginning of period	14.84	11.28	7.65	13.92	12.24	11.33	11.51	10.00
Value at end of period	15.62	14.84	11.28	7.65	13.92	12.24	11.33	11.51
Number of accumulation units outstanding at end of period	2,977	2,648	2,319	2,882	2,633	2,336	2,446	604
RS SMALL CAP GROWTH
Value at beginning of period	7.18	5.62	3.81	7.00	6.14	5.61	5.57	4.84	3.30	5.51
Value at end of period	7.01	7.18	5.62	3.81	7.00	6.14	5.61	5.57	4.84	3.30
Number of accumulation units outstanding at end of period	17,926	16,307	16,419	19,017	23,819	17,125	17,806	14,098	9,041	5,320

APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR

The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a)	is the net result of:
(i)	the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period; plus
(ii)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the “ex-dividend” date occurs during the current Valuation Period; minus or plus
(iii)	a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Variable Sub-Account; and
(b)	is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and
(c)	is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to a percentage that ranges from 0.00% to 1.25% depending upon the Group Contractowner’s Contract Schedule of Terms and Fees.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflects the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

FUTUREFUNDS SERIES ACCOUNT

Group Flexible Premium Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone: (800) 537-2033 (U.S.)

(303) 737-4538 (Greenwood Village)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2012, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.

May 1, 2012

Page

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

UNDERWRITER

FINANCIAL STATEMENTS

2

CUSTODIAN AND INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

A.     Custodian

The assets of FutureFunds Series Account (the “Series Account”) are held by Great-West Life & Annuity Insurance Company (“Great-West”). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of Great-West.

B.     Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as Great-West’s and the Series Account's independent registered public accounting firm. Deloitte & Touche LLP audits financial statements for Great-West and the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

UNDERWRITER

The offering of the Group Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of Great-West. GWFS is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of FINRA. GWFS has received no underwriting commissions in connection with this offering for each of the last three years.

FINANCIAL STATEMENTS

The consolidated financial statements of Great-West as contained herein should be considered only as bearing upon Great-West’s ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Participants under the Group Contracts are affected solely by the investment results of the Series Account.

3

Great-West Life & Annuity

Insurance Company

(a wholly-owned subsidiary of

GWL&A Financial Inc.)

Consolidated Balance Sheets as of December 31, 2011 and 2010 and Related Consolidated Statements of Income, Statements of Stockholder’s Equity and Statements of Cash Flows for Each of the Three Years in the Period Ended December 31, 2011 and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2011 and 2010, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 29, 2012

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2011 and 2010

(In Thousands, Except Share Amounts)

	December 31,
	2011	2010
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $15,586,970 and $15,382,402)	$16,589,783	$15,943,057
Fixed maturities, held for trading, at fair value (amortized cost $134,591 and $134,587)	147,526	144,174
Mortgage loans on real estate (net of allowances of $21,130 and $16,300)	2,513,087	1,722,422
Policy loans	4,219,849	4,059,640
Short-term investments, available-for-sale (cost approximates fair value)	332,764	964,507
Limited partnership and other corporation interests	169,233	210,146
Other investments	22,990	24,650

Total investments	23,995,232	23,068,596

Other assets:
Cash	7,593	4,476
Reinsurance receivable	616,336	594,997
Deferred acquisition costs and value of business acquired	343,449	306,948
Investment income due and accrued	248,114	239,345
Collateral under securities lending agreements	7,099	51,749
Due from parent and affiliates	114,697	203,231
Goodwill	105,255	105,255
Other intangible assets	21,855	25,642
Other assets	505,401	475,994
Assets of discontinued operations	39,621	62,091
Separate account assets	22,331,391	22,489,038

Total assets	$48,336,043	$47,627,362

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2011 and 2010

(In Thousands, Except Share Amounts)

	December 31,
	2011	2010
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$21,828,274	$20,420,875
Policy and contract claims	310,455	293,383
Policyholders’ funds	382,816	372,980
Provision for policyholders’ dividends	64,710	66,244
Undistributed earnings on participating business	11,105	6,803

Total policy benefit liabilities	22,597,360	21,160,285

General liabilities:
Due to parent and affiliates	538,561	537,474
Repurchase agreements	-	936,762
Commercial paper	97,536	91,681
Payable under securities lending agreements	7,099	51,749
Deferred income tax liabilities, net	197,729	57,798
Other liabilities	532,327	460,310
Liabilities of discontinued operations	39,616	62,042
Separate account liabilities	22,331,391	22,489,038

Total liabilities	46,341,619	45,847,139

Commitments and contingencies

Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	-	-
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	768,247	764,644
Accumulated other comprehensive income	445,372	242,516
Retained earnings	773,773	766,031

Total stockholder’s equity	1,994,424	1,780,223

Total liabilities and stockholder’s equity	$48,336,043	$47,627,362

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2011, 2010 and 2009

(In Thousands)

	Year ended December 31,
	2011	2010	2009
Revenues:
Premium income, net of premiums ceded of $40,720, $41,474 and $48,761	$523,216	$805,622	$560,252
Fee income	486,795	447,954	386,201
Net investment income	1,158,486	1,174,744	1,149,084
Realized investment gains (losses), net:
Total other-than-temporary losses	(19,467)	(96,648)	(112,764)
Other-than-temporary losses transferred to other comprehensive income	10,005	16,747	13,422
Other realized investment gains, net	33,957	55,406	31,802

Total realized investment gains (losses), net	24,495	(24,495)	(67,540)

Total revenues	2,192,992	2,403,825	2,027,997

Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $36,876, $30,678 and $47,077	645,567	628,895	590,456
Increase in future policy benefits	18,828	320,167	109,728
Interest paid or credited to contract holders	529,349	518,918	552,620
Provision for policyholders’ share of earnings on participating business	2,884	2,197	1,245
Dividends to policyholders	67,334	70,230	72,755

Total benefits	1,263,962	1,540,407	1,326,804
General insurance expenses	535,636	498,386	435,478
Amortization of deferred acquisition costs and value of business acquired	41,634	50,741	62,274
Interest expense	37,462	37,421	37,508

Total benefits and expenses, net	1,878,694	2,126,955	1,862,064

Income from continuing operations before income taxes	314,298	276,870	165,933
Income tax expense	100,203	72,515	41,433

Income from continuing operations	214,095	204,355	124,500
Loss from discontinued operations, net of income tax benefit of $-, $900 and $ -	-	(1,600)	-

Net income	$214,095	$202,755	$124,500

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years ended December 31, 2011, 2010 and 2009

(In Thousands)

			Accumulated Other Comprehensive Income (Loss)
	Common stock	Additional paid-in capital	Unrealized gains (losses) on securities	Employee benefit plan adjustments	Retained earnings	Total
Balances, January 1. 2009	$7,032	$756,912	$(691,594)	$(71,079)	$615,847	$617,118
Net income					124,500	124,500
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			(4,367)			(4,367)
Net change in unrealized gains (losses)			614,379			614,379
Employee benefit plan adjustment				28,468		28,468

Total comprehensive income						762,980
Impact of adopting ASC section 320-10-65 “Investments - Debt and Equity Securities” on available-for-sale securities, net of tax			(8,528)		8,528	-
Dividends					(24,682)	(24,682)
Capital contribution - stock-based compensation		2,181				2,181
Income tax benefit on stock-based compensation		2,237				2,237

Balances, December 31, 2009	7,032	761,330	(90,110)	(42,611)	724,193	1,359,834
Net income					202,755	202,755
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			6,346			6,346
Net change in unrealized gains (losses)			372,233			372,233
Employee benefit plan adjustment				(3,342)		(3,342)

Total comprehensive income						577,992
Dividends					(160,917)	(160,917)
Capital contribution - stock-based compensation		1,855				1,855
Income tax benefit on stock-based compensation		1,459				1,459

Balances, December 31, 2010	7,032	764,644	288,469	(45,953)	766,031	1,780,223
Net income					214,095	214,095
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			13,590			13,590
Net change in unrealized gains (losses)			221,484			221,484
Employee benefit plan adjustment				(32,218)		(32,218)

Total comprehensive income						416,951
Dividends					(206,353)	(206,353)
Capital contribution - stock-based compensation		1,786				1,786
Income tax benefit on stock-based compensation		1,817				1,817

Balances, December 31, 2011	$7,032	$768,247	$523,543	$(78,171)	$773,773	$1,994,424

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2011, 2010 and 2009

(In Thousands)

	Year ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net income	$214,095	$202,755	$124,500
Adjustments to reconcile net income to net cash provided by operating activities:
Earnings allocated to participating policyholders	2,884	2,197	1,245
Amortization of premiums / (accretion of discounts) on investments, net	(41,220)	(44,096)	(59,048)
Net realized (gains) losses on investments	(62,088)	26,665	85,627
Net proceeds / (purchases) of trading securities	3,597	901	(97,474)
Interest credited to contractholders	525,347	514,002	546,429
Depreciation and amortization	60,908	65,938	80,227
Deferral of acquisition costs	(88,165)	(80,020)	(74,642)
Deferred income taxes	30,002	37,524	94,096
Other, net	(4,037)	(9,834)	2,911
Changes in assets and liabilities:
Policy benefit liabilities	(148,298)	135,731	59,227
Reinsurance receivable	1,131	4,594	8,898
Investment income due and accrued	(8,769)	(13,896)	(79,674)
Other assets	(8,176)	9,256	(26,924)
Other liabilities	45,515	(112,002)	(86,125)

Net cash provided by operating activities	522,726	739,715	579,273

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	5,373,914	4,515,507	3,639,252
Mortgage loans on real estate	96,848	158,246	96,160
Limited partnership interests, other corporation interests and other investments	58,872	90,235	53,877
Purchases of investments:
Fixed maturities, available-for-sale	(6,405,522)	(5,355,943)	(3,975,219)
Mortgage loans on real estate	(899,234)	(331,843)	(281,962)
Limited partnership interests, other corporation interests and other investments	(7,874)	(19,528)	(13,598)
Net change in short-term investments	1,576,779	(919,023)	(360,896)
Net change in repurchase agreements	(936,762)	445,424	289,259
Policy loans, net	(41,408)	24,257	(625)
Purchases of furniture, equipment and software	(19,990)	-	-

Net cash used in investing activities	(1,204,377)	(1,392,668)	(553,752)

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2011, 2010 and 2009

(In Thousands)

	Year ended December 31,
	2011	2010	2009
Cash flows from financing activities:
Contract deposits	$2,544,213	$2,234,984	$1,921,471
Contract withdrawals	(1,716,544)	(1,570,767)	(1,660,454)
Change in due to/from parent and affiliates	87,743	(16,274)	(141,770)
Dividends paid	(206,353)	(160,917)	(24,682)
Net commercial paper borrowings	5,855	(5,932)	446
Change in bank overdrafts	(31,963)	3,898	19,857
Income tax benefit of stock option exercises	1,817	1,459	2,237

Net cash provided by financing activities	684,768	486,451	117,105

Net increase (decrease) in cash	3,117	(166,502)	142,626
Cash, beginning of year	4,476	170,978	28,352

Cash, end of year	$7,593	$4,476	$170,978

Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for:
Income taxes	$(121,436)	$33	$(44,878)
Income tax payments withheld and remitted to taxing authorities	53,630	56,664	55,055
Interest	37,463	37,421	37,508

Non-cash investing and financing transactions during the years:
Share-based compensation expense	$1,786	$1,855	$2,181
Fair value of assets acquired in settlement of fixed maturity investments	13,021	-	-
Real estate acquired in satisfaction of debt	2,140	-	-

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

1.	Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”). The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control. Intercompany transactions and balances have been eliminated in consolidation.

Reclassifications

Certain amounts have been reclassified to conform to current year presentation.

Use of Estimates

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These accounting principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values (including derivative financial instruments), impairment of investments, accounting for derivative financial instruments, valuation of policy benefit liabilities, valuation of deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”), accounting for employee benefits plans and accounting for income taxes and the valuation of deferred tax assets. Actual results could differ from those estimates. However, in the opinion of management, these consolidated financial statements include normal recurring adjustments necessary for the fair presentation of the Company’s financial position and the results of its operations.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity investments as available-for-sale. Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. All available-for-sale fixed maturity investments are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, recorded in accumulated other comprehensive income (loss). The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Premiums and discounts are recognized as a component of net investment income using the scientific interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the scientific interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company uses an internal risk assessment process as a primary credit quality indicator, which is updated quarterly, with regard to impairment review and credit loss calculations. The Company follows a comprehensive approach with the management of mortgage loans that includes ongoing analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates that there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are disclosed as impaired.

The Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage credit loss allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the allowance for credit losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Loans reviewed for specific impairment are excluded from the analysis to estimate the credit loss allowance for the loans categorized as performing in the portfolio. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. For loan balances greater than 90 days past due or in the process of foreclosure,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

all accrual of interest is discontinued. The Company resumes interest accrual on loans when a loan returns to current status. Interest accrual may also resume under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.

Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). An entity would be determined to be a primary beneficiary, and thus consolidated when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. When the Company becomes involved with a VIE and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;
•	The risks and rewards created by and shared through the entity and
•	The entity’s participants’ ability to direct the activities, receive its benefits and absorb its losses.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.	Policy loans are carried at their unpaid balances.

5.

Short-term investments include securities purchased with initial maturities of one year or less and are generally carried at amortized cost, which approximates fair value. The Company classifies its short-term investments as available-for-sale.

6.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancements on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Assets to be repurchased are the same, or substantially the same, as the assets transferred, and are accounted for as collateralized borrowings. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. In connection with repurchase agreements transactions, it is the Company’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements. The liability is collateralized by securities with approximately the same fair value.

7.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancements on its investment portfolio. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as collateralized borrowings. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities.

8.

The Company’s other-than-temporary impairments accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an other-than-temporary impairment has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	A fixed maturity investment has been downgraded by a credit rating agency;
•	The financial condition of the issuer has deteriorated;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

If management either (a) has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an other-than-temporary impairment is considered to have occurred. In this instance, total other-than-temporary impairment is bifurcated into two components: the amount related to the credit

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an other-than-temporary impairment, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the other-than-temporary impairment, with an amortized cost basis equal to the previous amortized cost basis less the other-than-temporary impairment recognized in earnings. The Company accretes the new cost basis to estimated future value over the remaining life of the security based on the future estimated cash flows by adjusting the security’s yield.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

o

Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

o	U.S. states and their subdivisions - material event notices.
o	Short-term investments - valued at amortized cost, which approximates fair value.
o	Derivative instruments - reported trades, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and news sources.
o

Separate account assets and liabilities - exchange rates, various index data and news sources, amortized cost (which approximates fair value), reported trades, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

o	Common collective trusts – the net asset value based on the underlying trust investments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities, are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

o	Corporate debt securities - single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
o	Asset-backed securities - internal models utilizing asset-backed securities index spreads.
o	Separate account assets - single broker quotes which may be in an illiquid market or otherwise deemed unobservable or net asset value per share of the underlying investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign exchange risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss) and are recognized in the consolidated income statements when the hedged item affects earnings. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed minimum withdrawal benefit, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets and fee revenue based on equity market performance and (d) convert floating rate assets to fixed rate assets for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives. The Company incorporates the market’s perception of its own and the counterparty’s non-performance risk through review of credit spreads in determining the fair value of the portion of its over-the-counter (“OTC”) derivative assets and liabilities that are uncollateralized. Fair values are adjusted accordingly based on an internal carry value adjustment model.

Collateral agreements are regularly entered into as part of the underlying agreements with counterparties to mitigate counterparty credit risk. Certain of these arrangements require collateral when the fair value exceeds certain thresholds and also include credit contingent provisions that provide for a reduction of these thresholds in the event of downgrade in the credit ratings of the Company and/or the counterparty.

Certain derivatives in a net asset position have cash pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. This unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged is included in other assets.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financial activities in the consolidated statement of cash flows. The book overdrafts are included in other liabilities in the accompanying consolidated balance sheets. At December 31, 2011 and 2010, these liabilities were $609 and $32,572, respectively.

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage are capitalized and amortized using the straight-line method over its estimated useful life. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $33,021 and $24,196, are included in other assets at December 31, 2011 and 2010, respectively. The Company capitalized $16,676, $9,816 and $8,014 of internal use software development costs during the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred acquisition costs and value of business acquired

DAC, which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to the production of new business or through the acquisition of insurance or annuity contracts through indemnity reinsurance transactions, has been deferred to the extent recoverable. VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business. DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in accumulated other comprehensive income (loss).

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition and is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and preferred provider relationships in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study that was commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based upon the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder and therefore, are not included in the Company’s consolidated statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Maxim Series Fund Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Life insurance and annuity future benefits

Life insurance and annuity future benefits with life contingencies in the amounts of $13,051,532 and $12,395,926 at December 31, 2011 and 2010, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract benefits without life contingencies in the amounts of $8,727,286 and $7,976,954 at December 31, 2011 and 2010, respectively, are established at the contractholder’s account value.

Reinsurance Ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities are $6,705,462 and $6,544,238 at December 31, 2011 and 2010, respectively. Participating business comprises approximately 8% and 9% of the Company’s individual life insurance in-force at December 31, 2011 and 2010, respectively, and 19%, 13% and 19% of individual life insurance premium income for the years ended December 31, 2011, 2010 and 2009, respectively. The policyholder’s share of net income on participating policies is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Recognition of premium and fee income and benefits and expenses

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefits and expenses are presented net of reinsurance.

Net investment income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned.

Realized investment gains (losses) and derivative financial instruments

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

consequences, all expected future events, other than the enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

Share-based compensation

Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

2.	Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2 and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Company adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchases, sales, issuances and settlements provisions for its fiscal year beginning January 1, 2011. The provisions of ASU No. 2010-06 relate only to financial statement disclosures and, accordingly, did not have an impact on the Company’s consolidated financial position or the results of its operations.

In April 2010, the FASB issued ASU No. 2010-15 “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU No. 2010-15”). ASU No. 2010-15 clarifies that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be its interests and that those interests should not be combined with interests of its general account in the same investment when assessing the investment for consolidation. ASU No. 2010-15 also provides that an insurance company is required to consider a separate account as a subsidiary for purposes of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate. ASU No. 2010-15 is effective for fiscal years beginning after December 15, 2010. The Company adopted ASU No. 2010-15 for its fiscal year beginning on January 1, 2011. The adoption of ASU No. 2010-15 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In July 2010, the FASB issued ASU No. 2010-20 “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU No. 2010-20”). ASU No. 2010-20 provides for entities to disclose credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings, modifications as a result of troubled debt restructurings and significant sales or purchases, by disaggregated class, for its financing receivables. ASU No. 2010-20 is effective for fiscal periods ending after December 15, 2010. The Company adopted ASU No. 2010-20 for its fiscal year ended December 31, 2010. The provisions of ASU No. 2010-20 related to troubled debt restructurings have been clarified in ASU No. 2011-02, see below. The provisions of ASU No. 2010-20 relate only to financial statement disclosures regarding financing receivables and, accordingly, its adoption did not have an impact on the Company’s consolidated financial position or the results of its operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

In April 2011, the FASB issued ASU No. 2011-02 “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” (“ASU No. 2011-02”). ASU No. 2011-02 clarifies and defines the criteria to be met in a debt modification in order to be considered a troubled debt restructuring. It also clarifies whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructures. ASU No. 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011 with early adoption permitted and is to be applied retrospectively to the beginning of the annual period of adoption. The Company adopted ASU No. 2011-02 for its fiscal period ended September 30, 2011. The provisions of ASU No. 2011-02 related only to financial statement disclosure and, accordingly, did not have an impact on the Company’s consolidated financial position or the results of operations.

Future adoption of new accounting pronouncements

In October 2010, the FASB issued ASU No. 2010-26 “Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts - a Consensus of the FASB Emerging Issues Task Force” (“ASU No. 2010-26”). ASU No. 2010-26 provides guidance and modifies the definition of the types and nature of costs incurred by insurance enterprises that can be capitalized in connection with the acquisition of new or renewal insurance contracts. Further, ASU No. 2010-26 clarifies which costs may not be capitalized as DAC. ASU No. 2010-26 is effective for interim and annual periods in fiscal years beginning after December 15, 2011 with early adoption permitted. The Company will adopt ASU No. 2010-26 for its fiscal year beginning January 1, 2012, and expects to apply the retrospective method of adoption. Accordingly, upon adoption, DAC will be reduced with a corresponding reduction, net of tax, to stockholder’s equity as a result of acquisition costs previously deferred that are not eligible for deferral under the amended guidance. The Company estimates the impact as of December 31, 2011, retrospective adoption would reduce DAC by approximately $120,000 to $130,000 and would reduce stockholder’s equity by approximately $76,000 to $86,000, net of tax. Expenses in future periods will be higher due to a decrease of deferrable expenses. However, amortization expense will be lower in future periods due to the lower DAC balance, before the effect of any amortization related to realized gains and losses.

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (“ASU No. 2011-03”). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASC topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASC topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Company will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 will not have an impact on the Company’s consolidated financial position or the results of operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”). ASU No. 2011-04 does not extend the use of the existing concepts or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Company will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 will not have an impact on the Company’s consolidated financial position or the results of operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

In June 2011, the FASB issued ASU No. 2011-05 “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU No. 2011-05”). ASU No. 2011-05 provides that, upon adoption, entities must present the components of net income, the components of comprehensive income and the total of comprehensive income for all periods presented. The option of presenting the components of comprehensive income in the statement of changes of equity has been eliminated. ASU No. 2011-05 is effective for interim or annual periods beginning on or after December 15, 2011. The Company will adopt ASU No. 2011-05 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-05 will not have an impact on the Company’s consolidated financial position or the results of its operations. ASU No 2011-05 was subsequently amended by ASU No. 2011-12.

In September 2011, the FASB issued ASU No. 2011-08 “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU No. 2011-08”). ASU No. 2011-08 provides that entities have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of recorded goodwill is less than its carrying value. If an entity concludes that it is more likely than not that the fair value of recorded goodwill is less than its carrying value, it is then required to calculate the fair value of the recorded goodwill and to measure the amount of impairment loss, if any. ASU No. 2011-08 is effective for annual and interim goodwill impairment tests for fiscal years beginning after December 15, 2011. The Company will adopt the provisions of ASU No. 2011-08 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-08 will not have an impact on the Company’s consolidated financial position or the results of its operations.

In December 2011, the FASB issued ASU No. 2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU No. 2011-12”). ASU No. 2011-12 indefinitely defers the requirement in ASU No. 2011-05 for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and statement in which other comprehensive income is presented, for both interim and annual periods. ASU No. 2011-12 does not effect any other provisions of ASU No. 2011-05. ASU No. 2011-12 is effective for fiscal years and interim periods within those years ending after December 15, 2011. The Company will adopt the provisions of ASU No. 2011-12 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-12 will not have an impact on the Company’s consolidated financial position or the results of operations.

3.	Related Party Transactions

Included in the consolidated balance sheets at December 31, 2011 and 2010 are the following related party amounts:

	December 31,
	2011	2010
Reinsurance receivable	$502,093	$483,564
Future policy benefits	2,115,676	2,183,167

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Included in the consolidated statements of income for the years ended December 31, 2011, 2010 and 2009 are the following related party amounts:

	Year ended December 31,
	2011	2010	2009
Premium income, net of related party premiums ceded of $6,912, $3, 588, and $3,411	$129,072	$131,037	$137,085
Life and other policy benefits, net of reinsurance recoveries of $6,426, $4,906 and $7,415	106,790	122,830	118,624
Decrease in future policy benefits	(70,554)	(65,778)	(45,960)

The Company provides administrative and operational services for the United States operations of The Great-West Life Assurance Company (“GWL”) and the United States operations of The Canada Life Assurance Company (“CLAC”), wholly-owned subsidiaries of Lifeco. The Company also provides investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table presents revenue and expense reimbursement from related parties for services provided pursuant to these service agreements for the years ended December 31, 2011, 2010 and 2009. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year ended December 31,
	2011	2010	2009
Investment management and administrative revenue included in fee income and net investment income	$7,492	$7,505	$7,334
Administrative and underwriting expense reimbursements included as a reduction to general insurance expense	3,629	988	944

Total	$11,121	$8,493	$8,278

The following table summarizes amounts due from parent and affiliates at December 31, 2011 and 2010:

			December 31,
Related party	Indebtedness	Due date	2011	2010
GWL&A Financial Inc.	On account	On demand	$6,976	$11,298
Great-West Lifeco U.S. Inc.	On account	On demand	105,614	191,185
Great-West Lifeco Finance LP	On account	On demand	716	-
Great-West Lifeco Finance LP II	On account	On demand	524	187
Putnam Investments LLC	On account	On demand	308	182
Crown Life Insurance Company	On account	On demand	195	152
Other related party receivables	On account	On demand	364	227

Total			$114,697	$203,231

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due to parent and affiliates at December 31, 2011 and 2010:

			December 31,
Related party	Indebtedness	Due date	2011	2010
GWL&A Financial Inc. (1)	Surplus note	November 2034	$194,362	$194,231
GWL&A Financial Inc. (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2011	4,701	4,701
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II	On account	On demand	140	13
Great-West Lifeco Finance LP II	On account	On demand		-
London Life Financial Corporation	On Account	On demand	1,715	-
The Great-West Life Assurance Company	On account	On demand	1,765	4,046
The Canada Life Assurance Company	On account	On demand	2,478	1,083
Other related party payables

Total			$538,561	$537,474

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,362 and $194,231 at December 31, 2011 and 2010, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The note matures on November 14, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,163 for the year ended December 31, 2011 and $37,042 for each of the years ended December 31, 2010 and 2009. Included in other liabilities on the consolidated balance sheets at December 31, 2011 and 2010 is $4,701 of interest payable attributable to these related party debt obligations.

The Company’s wholly owned subsidiary, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,128,500 and renews annually until it expires on December 31, 2025. The second letter of credit is for $70,000 and renews annually for an indefinite period of time. At December 31, 2011 and 2010 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $450,820 and $436,661 of funds withheld assets as of December 31, 2011 and 2010, respectively. CLAC pays the Company on, a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

A subsidiary of the Company, GW Capital Management, LLC, serves as a Registered Investment Advisor to Maxim Series Fund, Inc. an affiliated open-end management investment company, to several affiliated insurance company separate accounts and to Collective Investment Trusts, an affiliated entity. A subsidiary of the Company, Orchard Trust Company, LLC, serves as trustee to Collective Investment Trusts. Included in fee income on the consolidated statements of income is $69,172, $59,320 and $52,540 of advisory and management fee income from these affiliated entities for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company’s separate accounts invest in shares of Maxim Series Fund, Inc. and Putnam Funds which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2011, 2010 and 2009, these purchases totaled $112,117, $162,504 and $149,302, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $266,340 and $269,495 at December 31, 2011 and 2010, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

4.	Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the amount of other-than-temporary impairments (“OTTI”) classified as the non-credit-related component of previously impaired fixed maturity investments that the Company does not intend to sell included in accumulated other comprehensive income (loss) (“AOCI”) at December 31, 2011 and 2010:

	December 31, 2011
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$2,209,420	$107,363	$1,112	$2,315,671	$-
Obligations of U.S. states and their subdivisions	1,773,687	297,488	5	2,071,170	-
Corporate debt securities (3)	8,287,960	762,045	154,259	8,895,746	3,672
Asset-backed securities (2)	2,006,544	70,117	125,217	1,951,444	(23,837)
Residential mortgage-backed securities	578,046	17,461	3,965	591,542	1,409
Commercial mortgage-backed securities	712,831	42,538	7,572	747,797	-
Collateralized debt obligations	18,482	3	2,072	16,413	-

Total fixed maturities	$15,586,970	$1,297,015	$294,202	$16,589,783	$(18,756)

(1)	Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.
(2)

OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss for asset-backed securities was in an unrealized gain position of $23,837 at December 31, 2011 due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(3)	Includes perpetual debt investments with amortized cost of $253,023 and estimated fair value of $166,284 at December 31, 2011.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	December 31, 2010
Fixed Maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$2,289,010	$96,924	$14,784	$2,371,150	$-
Obligations of U.S. states and their subdivisions	1,784,299	173,567	15,603	1,942,263	-
Corporate debt securities (3)	7,625,810	557,104	144,486	8,038,428	5,439
Asset-backed securities (2)	2,104,420	51,663	154,157	2,001,926	(22,284)
Residential mortgage-backed securities	730,293	20,888	12,119	739,062	505
Commercial mortgage-backed securities	812,915	28,049	20,615	820,349	-
Collateralized debt obligations	35,655	5	5,781	29,879	-

Total fixed maturities	$15,382,402	$928,200	$367,545	$15,943,057	$(16,340)

(1)	Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.
(2)

OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss for asset-backed securities was in an unrealized gain position of $22,284 at December 31, 2010 due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(3)	Includes perpetual debt investments with amortized cost of $253,023 and estimated fair value of $189,877 at December 31, 2010.

See Note 6 for additional information on policies regarding estimated fair value of fixed maturity investments.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2011, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 30, 2011
	Amortized cost	Estimated fair value
Maturing in one year or less	$478,189	$511,588
Maturing after one year through five years	3,161,433	3,420,611
Maturing after five years through ten years	3,554,634	3,965,884
Maturing after ten years	2,972,324	3,186,060
Mortgage-backed and asset-backed securities	5,420,390	5,505,640

	$15,586,970	$16,589,783

Mortgage-backed (commercial and residential) and asset-backed securities, including those issued by U.S. government and U.S. agencies, include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with legal final stated maturities of up to thirty years and expected average lives of up to fifteen years.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table summarizes information regarding the sales of securities classified as available-for-sale for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Proceeds from sales	$3,958,589	$3,222,700	$2,258,653
Gross realized gains from sales	104,893	62,702	42,375
Gross realized losses from sales	23,138	26	267

Gross realized gains and losses from sales during the year were primarily attributable to changes in interest rates and gains and losses on repurchase agreement transactions.

Included in net investment income are unrealized gains of $12,935, $9,587 and $4,749 on held-for-trading fixed maturity investments still held at December 31, 2011, 2010 and 2009, respectively.

The Company has a corporate fixed maturity security with a fair value of $9,949 and $8,845 that has been non-income producing for the twelve months preceding December 31, 2011 and 2010, respectively. This security was written down to its fair value in the period it was deemed to be other-than-temporarily impaired.

Mortgage loans on real estate - The following table summarizes the carry value of the mortgage loan portfolio by component as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Principal	$2,510,949	$1,709,075
Unamortized premium (discount)	23,268	29,647
Allowance for credit loss	(21,130)	(16,300)

Total mortgage loans	$2,513,087	$1,722,422

Of the total principal balance in the mortgage loan portfolio, $2,067 and $8,470 related to impaired loans at December 31, 2011 and 2010, respectively. The decrease in the impaired loans balance was due to four loans that were foreclosed upon and one loan that was paid in full offset by one loan that was deemed non-performing during the year ended December 31, 2011.

The recorded investment in impaired mortgage loans was $2,067 and $9,576 at December 31, 2011 and 2010, respectively. The average recorded investment of impaired mortgage loans was $5,822, $5,101 and $313 for the years ended December 31, 2011, 2010 and 2009, respectively.

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Performing	$2,532,150	$1,729,146
Non-performing	2,067	9,576

Total	$2,534,217	$1,738,722

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table summarizes activity in the allowance for mortgage loan credit losses for the years ended December 31, 2011, 2010 and 2009:

	Year ended December, 31
	2011	2010	2009
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$16,300	$14,854	$8,834
Provision increases	4,830	1,446	6,172
Provision decreases	-	-	(152)

Ending balance	$21,130	$16,300	$14,854

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$21,130	$16,300	$14,854

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$2,534,217	$1,738,722	$1,568,986
Individually evaluated for impairment	18,493	27,250	4,506
Collectively evaluated for impairment	2,515,724	1,711,472	1,564,480

The table below summarizes the recorded investment of the mortgage loan portfolio by aging category as of December 31, 2011 and 2010:

	Current	Loan balances 31-60 days past due	Loan balances 61-89 days past due	Loan balances greater than 90 days past due or in process of foreclosure (1)	Total portfolio balance
Commercial mortgages:
December 31, 2011	$2,534,217	$-	$-	$-	$2,534,217
December 31, 2010	1,733,922	2,642	-	2,158	1,738,722

(1) December 31, 2010 includes four loans in the amount of $2,158 in process of foreclosure.

Occasionally, the Company elects to grant a concession to a debtor with financial difficulties in an attempt to protect as much of its investment as possible. At December 31, 2010, the Company had one loan, with a principal balance of $6,355, classified as a troubled debt restructuring with loan modifications which primarily reduced the interest rate for the life of the loan, but did not extend the maturity date or forgive any principal.

Limited partnership and other corporation interests - The Company invests in limited partnership interests, which include limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits, and other corporation interests. At December 31, 2011 and 2010, the Company had $169,233 and $210,146, respectively, invested in limited partnership and other corporation interests.

The Company has determined its investment in low-income housing limited partnerships (“LIHLP”) to be considered a VIE. Although the Company is involved with the VIE, it determined that consolidation was not required because it has no power to direct the activities that most significantly impact the entities’ economic performance.

As a 99% limited partner in various upper-tier LIHLPs, the Company has few or no voting rights, but expects to receive the tax credits allocated to the partnership and operating losses from depreciation and interest expense. The Company is only an equity investor and views the LIHLP as a single investment. The general partner of the LIHLPs is most closely involved in the development and management of the LIHLP project. The general partner has a small ownership of the partnership, which requires a de minimus capital contribution. This equity investment is reduced based on fees paid at inception by the limited partner; therefore, the general partner does not qualify as having an equity investment at risk in the LIHLP project. However, the limited partner does not have the direct or indirect ability through voting rights or similar rights to make decisions about the general partner’s activities that have a significant effect on the success of the partnership.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table presents information about the nature and activities of the VIEs and the effect on the Company’s financial statements as of December 31, 2011 and 2010 as follows:

	Limited partnership and other corporation interests	Liabilities	Maximum exposure to loss
December 31, 2011	$111,631	$-	$111,631
December 31, 2010	151,158	-	151,158

Securities pledged, special deposits and securities lending - The Company pledges investment securities it owns to unaffiliated parties to meet initial margin requirements for exchange-traded futures contracts. The fair value of margin deposits related to futures contracts was $4,765 and $5,979 at December 31, 2011 and 2010, respectively.

The Company had securities on deposit with government authorities as required by certain insurance laws with fair values in the amounts of $16,631 and $14,144 at December 31, 2011 and 2010, respectively.

The Company participates in a securities lending program whereby securities are loaned to third parties. Securities with a cost or amortized cost in the amounts of $7,266 and $45,000 and estimated fair values in the amounts of $6,823 and $50,807 were on loan under the program at December 31, 2011 and 2010, respectively. The Company received restricted cash collateral in the amounts of $7,099 and $51,749 at December 31, 2011 and 2010, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of other-than-temporary impairment losses reported in accumulated other comprehensive income (loss), by class of investment at December 31, 2011 and 2010:

	December 31, 2011
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$297,410	$913	$17,531	$199	$314,941	$1,112
Obligations of U.S. states and their subdivisions	1,557	5	-	-	1,557	5
Corporate debt securities	363,111	12,986	479,441	141,273	842,552	154,259
Asset-backed securities	218,850	10,365	841,415	114,852	1,060,265	125,217
Residential mortgage-backed securities	14,203	373	120,364	3,592	134,567	3,965
Commercial mortgage-backed securities	6,726	13	68,952	7,559	75,678	7,572
Collateralized debt obligations	-	-	16,392	2,072	16,392	2,072

Total fixed maturities	$901,857	$24,655	$1,544,095	$269,547	$2,445,952	$294,202

Total number of securities in an unrealized loss position		89		167		256

	December 31, 2010
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$892,025	$14,551	$22,471	$233	$914,496	$14,784
Obligations of U.S. states and their subdivisions	391,101	11,332	99,720	4,271	490,821	15,603
Corporate debt securities	477,059	15,486	819,627	129,000	1,296,686	144,486
Asset-backed securities	52,814	1,505	1,071,557	152,652	1,124,371	154,157
Residential mortgage-backed securities	26,142	509	146,532	11,610	172,674	12,119
Commercial mortgage-backed securities	53,462	2,086	79,429	18,529	132,891	20,615
Collateralized debt obligations	5,745	29	23,112	5,752	28,857	5,781

Total fixed maturities	$1,898,348	$45,498	$2,262,448	$322,047	$4,160,796	$367,545

Total number of securities in an unrealized loss position		161		227		388

Fixed maturity investments - Total unrealized losses and other-than-temporary impairment losses decreased by $73,343, or 20%, from December 31, 2010 to December 31, 2011. This decrease in unrealized losses was across most asset classes and reflects recovery in market liquidity and lower interest rates, although the economic uncertainty in certain asset classes still remains.

Unrealized losses on corporate debt securities increased by $9,773 from December 31, 2010 to December 31, 2011. The valuation of these securities has been influenced by market conditions with widening credit spreads in the finance sector resulting in generally lower valuations of these fixed income securities. The finance sector accounts for 91% of the corporate debt securities unrealized loss at December 31, 2011.

Unrealized losses on asset-backed securities decreased by $28,940 since December 31, 2010, generally due to lower interest rates, increased market liquidity and other-than-temporary impairments recognized during the year.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Corporate debt securities account for 52% of the unrealized losses and OTTI greater than twelve months. Of the $141,273 of unrealized losses and OTTI over twelve months on corporate debt securities, 64% are on securities which continue to be rated investment grade. Of the $51,356 of unrealized losses and OTTI greater than twelve months on non-investment grade corporate debt securities, $42,036 of the losses are on perpetual debt investments issued by banks in the United Kingdom, which have senior debt ratings of A- or higher. The Company determined that the majority of the unrealized losses on the perpetual securities were due to widening credit spreads and low LIBOR based coupon rates on the securities. Based on our analysis, the Company concluded that the ability of the issuers to service the investment has not been compromised by these factors. Additionally, although foreign banks have suffered from the weak credit and economic environment, they benefit from central bank support. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings.

Asset-backed securities account for 43% of the unrealized losses and OTTI greater than twelve months. Of the $114,852 of unrealized losses and OTTI over twelve months on asset-backed securities, 85% of the losses are on securities which continue to be rated investment grade. Of the securities which are not rated investment grade, 89% of the losses are on securities guaranteed by monoline insurers. The present value of the cash flows expected to be collected is not less than amortized cost. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings.

See Note 6 for additional discussion regarding fair value measurements.

Other-than-temporary impairment recognition - The Company recorded other-than-temporary impairments on fixed maturity investments for the years ended December 31, 2011, 2010 and 2009 as follows:

	Year ended December 31, 2011
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
Corporate debt securities	$501	$-	$-	$501
Asset-backed securities	6,264	-	10,005	16,269

Total fixed maturities	$6,765	$-	$10,005	$16,770

(1)	Of the $6,264 in asset-backed fixed maturities, all is bifurcated credit loss recognized on one held security.
(2)	Amounts are recognized in OCI in the period incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	Year ended December 31, 2010
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$750	$10,035	$-	$10,785
Corporate debt securities	-	1,529	-	1,529
Asset-backed securities	64,896	-	16,242	81,138
Residential mortgage-backed securities	1,390	-	505	1,895
Collateralized debt obligations	34	-	-	34

Total fixed maturities	$67,070	$11,564	$16,747	$95,381

(1) Of the credit-related other-than-temporary impairment on asset-backed securities, $53,327 and $8,558 were related to Ambac Financial Group, Inc. and Financial Guaranty Insurance Company, respectively, for the year ended December 31, 2010. Of the $67,070 in total fixed maturities, $66,286 is the bifurcated credit loss recognized on securities.

(2) Amounts are recognized in OCI in the period incurred.

	Year ended December 31, 2009
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$-	$684	$-	$684
Corporate debt securities	3,652	6,181	-	9,833
Asset-backed securities	88,134	502	13,422	102,058
Residential mortgage-backed securities	-	28	-	28
Collateralized debt obligations	154	-	-	154

Total fixed maturities	$91,940	$7,395	$13,422	$112,757

(1) Of the credit-related other-than-temporary impairment on asset-backed securities, all of it was related to Financial Guaranty Insurance Company for the year ended December 31, 2009. Of the $91,940 in total fixed maturities, $88,134 is the bifurcated credit loss recognized on securities.

(2) Amounts are recognized in OCI in the period incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The other-than-temporary impairments of fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year ended December 31,
	2011	2010	2009
Bifurcated credit loss:
Beginning balance	$181,611	$115,325	$43,871
Additions:
Initial impairments - credit loss on securities not previously impaired	6,264	66,286	88,134
Reductions:
Due to sales, maturities, or payoffs during the period	(876)	-	-
Non-credit losses reclassified out of retained earnings into AOCI	-	-	(16,680)

Ending balance	$186,999	$181,611	$115,325

Net Investment Income

The following table summarizes net investment income for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Investment income:
Fixed maturity and short-term investments	$821,582	$823,828	$795,323
Mortgage loans on real estate	117,796	96,711	85,116
Policy loans	218,663	234,944	244,140
Limited partnership interests	6,915	5,767	2,514
Net interest on funds withheld balances under reinsurance agreements, related party	18,376	17,130	18,448
Derivative instruments (1)	(11,613)	7,182	10,489
Other	3,113	5,079	6,614

	1,174,832	1,190,641	1,162,644
Investment expenses	(16,346)	(15,897)	(13,560)

Net investment income	$1,158,486	$1,174,744	$1,149,084

(1) Includes gains (losses) on the hedged asset for fair value hedges.

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses) for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Realized investment gains (losses):
Fixed maturity and short-term investments	$78,637	$(15,793)	$(58,208)
Derivative instruments	(47,264)	(17,076)	(3,905)
Other	(2,048)	9,820	745
Provision for mortgage impairments, net of recoveries	(4,830)	(1,446)	(6,172)

Realized investment gains (losses)	$24,495	$(24,495)	$(67,540)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $4,095, $4,481 and $4,799 for the years ended December 31, 2011, 2010 and 2009, respectively. The amounts of realized investment gains (losses) allocated to the participating fund account were $279, $438 and $234 for the years ended December 31, 2011, 2010 and 2009, respectively.

5.	Derivative Financial Instruments

Derivative transactions, excluding cross-currency swaps, are entered into pursuant to master agreements and other contracts that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.

The Company holds $11,985 and $7,790 of unrestricted cash collateral from derivative counterparties to satisfy collateral netting agreements at December 31, 2011 and 2010, respectively. For a complete discussion of the Company’s policy surrounding derivative collateral, refer to Note 1, Organization and Significant Accounting Policies.

Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Cross-currency swaps are used to manage the foreign exchange rate risk associated with investments denominated in other than U.S. dollars. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities. The Company’s derivatives treated as cash flow hedges are eligible for hedge accounting.

At December 31, 2011, the Company estimates that $7,996 of net derivative gains included in accumulated other comprehensive income (loss) will be reclassified into net income within the next twelve months.

Fair value hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a fixed rate to a floating rate to manage the risk of the change in the fair value of certain fixed rate maturity investments. Interest rate futures are used to manage the risk of the change in the fair value of certain fixed rate maturity investments. The Company’s derivatives treated as fair value hedges are eligible for hedge accounting.

Derivatives not designated as hedging instruments

The Company enters into transactions in which derivatives are not designated as hedging instruments. Accordingly, hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, exchange-traded equity index futures on certain indices, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and interest rate futures.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing, and hedge equity based fee income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments at December 31, 2011 and 2010:

	December 31, 2011
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	20,894	$20,894	$-
Cross-currency swaps	69,030	6,241	6,241	-

Total cash flow hedges	253,230	27,135	27,135	-

Fair value hedges:
Interest rate swaps	35,800	(1,011)	-	1,011

Total fair value hedges	35,800	(1,011)	-	1,011

Total derivatives designated as hedges	289,030	26,124	27,135	1,011

Derivatives not designated as hedges:
Interest rate swaps	392,235	(8,316)	4,687	13,003
Futures on equity indices	2,680	-	-	-
Interest rate futures	59,090	-	-	-
Interest rate swaptions	890,400	944	944	-

Total derivatives not designated as hedges	1,344,405	(7,372)	5,631	13,003

Total cash flow hedges, fair value hedges and derivatives not designated as hedges	$1,633,435	$18,752	$32,766	$14,014

(1) The estimated fair value of all derivatives in an asset position are reported within other assets and the estimated fair value of all derivatives in a liability position are reported within other liabilities in the consolidated balance sheets.

	December 31, 2010
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$90,700	$10,255	$10,386	$131
Cross-currency swaps	30,000	(252)	-	252
Interest rate futures	80,700	-	-	-

Total cash flow hedges	201,400	10,003	10,386	383

Fair value hedges:
Interest rate futures	128,900	-	-	-

Total fair value hedges	128,900	-	-	-

Total derivatives designated as hedges	330,300	10,003	10,386	383

Derivatives not designated as hedges:
Interest rate swaps	612,902	4,036	9,484	5,448
Futures on equity indices	680	-	-	-
Interest rate futures	52,360	-	-	-
Interest rate swaptions	1,083,000	4,956	4,956	-

Total derivatives not designated as hedges	1,748,942	8,992	14,440	5,448

Total cash flow hedges, fair value hedges and derivatives not designated as hedges	$2,079,242	$18,995	$24,826	$5,831

(1) The estimated fair value of all derivatives in an asset position are reported within other assets and the estimated fair value of all derivatives in a liability position are reported within other liabilities in the consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged. Notional amounts are not paid or received.

The Company had 143 and 117 swap transactions with an average notional amount of $16,361 and $19,745 during the years ended December 31, 2011 and 2010, respectively. The Company added one cross-currency swap during the year ended December 31, 2011. The Company had 1,678 and 979 futures transactions with an average number of contracts per transaction of 18 and 26 during the years ended December 31, 2011 and 2010, respectively. The Company had 44 swaption transactions with an average notional amount of $5,986 during the year ended December 31, 2011. During the year ended December 31, 2010, the Company had three swaptions expire.

The change in notional amount of derivatives during the year was primarily due to the following:

o	The net decrease of $486,837 in interest rate swaps, interest rate futures and interest rate swaptions was primarily the result of a decrease in interest rates.
o	The increase of $39,030 in cross-currency swaps was due to a new swap added to hedge a floating rate British pound asset.

The Company recognized total derivative gains (losses) in net investment income of ($15,428), $1,366 and $2,105 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company realized net investment gains (losses) on closed derivative positions of ($38,794), ($17,076) and ($3,905) for the years ended December 31, 2011, 2010 and 2009, respectively. The preceding amounts are all shown net of any gains (losses) on the hedged assets in a fair value hedge that has been recorded in net investment income.

The following tables present the effect of derivative instruments in the consolidated statement of income for the years ended December 31, 2011, 2010 and 2009 reported by cash flow hedges, fair value hedges and economic hedges:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)				Gain (loss) recognized in net income on derivatives (Ineffective portion and amount excluded from effectiveness testing)

	Year ended December 31,			Year ended December 31,				Year ended December 31,
	2011	2010	2009	2011	2010	2009		2011	2010	2009
Cash flow hedges:
Interest rate swaps	$21,322	$13,896	$(52,350)	$2,820	$1,582	$553	(A)	$9	$-	$ 6	(A)
Cross-currency swaps	1,123	3,065	(5,334)	-	-	-		-	-	-
Interest rate futures	-	-	-	-	-	-		(92)	92	-	(A)
Interest rate futures	(1,431)	332	466	43	110	53	(A)	6	545	-	(B)

Total cash flow hedges	$21,014	$17,293	$(57,218)	$2,863	$1,691	$606		$(77)	$637	$6

(A)	Income statement location: Net investment income.
(B)	Income statement location: Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	Gain (loss) on derivatives recognized in net income				Gain (loss) on hedged assets recognized in net income

	Year ended December 31,				Year ended December 31,
	2011	2010	2009		2011	2010	2009
Fair value hedges:
Interest rate swaps	$(1,011)	$-	$-	(A)	$-	$-	$-
Interest rate futures	(285)	(1,027)	6,030	(A)	-	-	-
Interest rate futures	(8,311)	(1,088)	(1,124)	(B)	-	-	-
Items hedged in interest rate swaps	-	-	-		1,011	-	-	(A	)
Items hedged in interest rate futures	-	-	-		(2,002)	3,632	(4,691)	(A	)
Items hedged in interest rate futures	-	-	-		8,470	-	-	(B	)

Total fair value hedges (1)	$(9,607)	$(2,115)	$4,906		$7,479	$3,632	$(4,691)

(1)	Hedge ineffectiveness of ($2,128), $1,517 and $215 for the years ended December 31, 2011, 2010 and 2009 respectively, was recognized.
(A)	Income statement location: Net investment income.
(B)	Income statement location: Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

	Gain (loss) on derivatives recognized in net income

	Year ended December 31,
	2011		2010		2009
Derivatives not designated as hedging instruments:
Futures on equity indices	(32	) (A)	(9	) (A)	-
Futures on equity indices	373	(B)	(363	) (B)	-
Interest rate swaps	(12,351	) (A)	4,036	(A)	-
Interest rate swaps	(38,377	) (B)	(4,476	) (B)	-
Interest rate futures	260	(A)	(3,600	) (A)	3,714	(A)
Interest rate futures	(251	) (B)	(11,640	) (B)	(2,781	) (B)
Interest rate swaptions	(3,798	) (A)	(3,450	) (A)	(3,560	) (A)
Interest rate swaptions	(704	) (B)	(54	) (B)	-

Total derivatives not designated as hedging instruments	$(54,880)		$(19,556)		$(2,627)

(A)	Income statement location: Net investment income.
(B)	Income statement location: Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

6.	Fair Value Measurements

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Fixed maturities and short-term investments	$17,070,073	$17,070,073	$17,051,738	$17,051,738
Mortgage loans on real estate	2,513,087	2,679,474	1,722,422	1,809,356
Policy loans	4,219,849	4,219,849	4,059,640	4,059,640
Other investments	22,990	47,915	24,650	48,496
Collateral under securities lending agreements	7,099	7,099	51,749	51,749
Collateral under derivative counter-party collateral agreements	11,985	11,985	7,790	7,790
Derivative instruments	32,766	32,766	24,826	24,826
Separate account assets	22,331,391	22,331,391	22,489,038	22,489,038

	December 31, 2011		December 31, 2010
Liabilities	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Annuity contract benefits without life contingencies	$8,727,286	$8,888,585	$7,976,954	$7,912,850
Policyholders’ funds	382,816	382,816	372,980	372,980
Repurchase agreements	-	-	936,762	936,762
Commercial paper	97,536	97,536	91,681	91,681
Payable under securities lending agreements	7,099	7,099	51,749	51,749
Payable under derivative counterparty collateral agreements	11,985	11,985	7,790	7,790
Derivative instruments	14,014	14,014	5,831	5,831
Notes payable	532,463	515,104	532,332	532,332

Fixed maturity investments

The fair values for fixed maturity investments are based upon quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments, securities lending agreements, repurchase agreements and commercial paper

The amortized cost of short-term investments, collateral and payable under securities lending agreements, repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Policy loans

The policy loans accrue interest at variable rates which approximate current market interest rates. Additionally, policy loans are fully collateralized by the cash surrender value of the underlying insurance policy. Given the absence of borrower credit risk and the short time period between interest rate resets, carrying value approximates fair value.

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is commensurate with the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Other investments

Other investments include the Company’s percentage ownership of foreclosed lease interests in aircraft. The estimated fair value is based on the present value of anticipated lease payments plus the residual value of the aircraft. Real estate held for investments is also included in other investments. The estimated fair value for real estate is based on appraised value.

Derivative counterparty collateral agreements

Included in other assets and other liabilities is cash collateral received from derivative counterparties and the obligation to return the cash collateral to the counterparties. The amortized cost of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of interest rate swaps and interest rate swaptions which are held for other than trading purposes, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates, counterparty credit risk and other relevant factors.

Separate account assets

Separate account assets include investments in mutual fund, fixed maturity and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

Annuity contract benefits without life contingencies

The estimated fair values of annuity contract benefits without life contingencies are estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest crediting rates with thirty days notice.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Notes payable

The estimated fair values of the notes payable to GWL&A Financial are based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Fair value hierarchy

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category as of December 31, 2011 and 2010:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2011
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,315,671	$-	$2,315,671
Obligations of U.S. states and their subdivisions	-	2,071,170	-	2,071,170
Corporate debt securities	-	8,859,250	36,496	8,895,746
Asset-backed securities	-	1,672,423	279,021	1,951,444
Residential mortgage-backed securities	-	591,542	-	591,542
Commercial mortgage-backed securities	-	747,797	-	747,797
Collateralized debt obligations	-	16,391	22	16,413

Total fixed maturities available-for-sale	-	16,274,244	315,539	16,589,783

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	36,352	-	36,352
Corporate debt securities	-	60,243	-	60,243
Asset-backed securities	-	43,905	-	43,905
Commercial mortgage-backed securities	-	7,026	-	7,026

Total fixed maturities held for trading	-	147,526	-	147,526

Short-term investments available-for-sale	45,869	286,895	-	332,764
Collateral under securities lending agreements	7,099	-	-	7,099
Collateral under derivative counterparty collateral agreements	11,985	-	-	11,985
Derivative instruments designated as hedges:
Interest rate swaps	-	20,894	-	20,894
Cross-currency swaps	-	6,241	-	6,241
Derivative instruments not designated as hedges:
Interest rate swaps	-	4,687	-	4,687
Interest rate swaptions	-	944	-	944

Total derivative instruments	-	32,766	-	32,766

Separate account assets (1)	10,646,426	11,568,489	2,118	22,217,033

Total assets	$10,711,379	$28,309,920	$317,657	$39,338,956

Liabilities
Collateral under securities lending agreements	$7,099	$-	$-	$7,099
Collateral under derivative counterparty collateral agreements	11,985	-	-	11,985
Derivative instruments designated as hedges:
Interest rate swaps	-	1,011	-	1,011
Derivative instruments not designated as hedges:
Interest rate swaps	-	13,003	-	13,003

Total derivative instruments	-	14,014	-	14,014

Separate account liabilities (1)	74	278,796	-	278,870

Total liabilities	$19,158	$292,810	$-	$311,968

(1)	Includes only separate account instruments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2010
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,371,150	$-	$2,371,150
Obligations of U.S. states and their subdivisions	-	1,942,263	-	1,942,263
Corporate debt securities	-	7,979,736	58,692	8,038,428
Asset-backed securities	-	1,711,438	290,488	2,001,926
Residential mortgage-backed securities	-	739,062	-	739,062
Commercial mortgage-backed securities	-	820,349	-	820,349
Collateralized debt obligations	-	29,865	14	29,879

Total fixed maturities available-for-sale	-	15,593,863	349,194	15,943,057

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	41,834	-	41,834
Corporate debt securities	-	49,961	-	49,961
Asset-backed securities	-	44,060	-	44,060
Commercial mortgage-backedsecurities	-	8,319	-	8,319

Total fixed maturities held for trading	-	144,174	-	144,174

Short-term investments available-for-sale	140,922	823,585	-	964,507
Collateral under securities lending agreements	51,749	-	-	51,749
Collateral under derivative counterparty collateral agreements	7,790	-	-	7,790
Derivative instruments designated as hedges:
Interest rate swaps	-	10,386	-	10,386
Derivative instruments not designated as hedges:
Interest rate swaps	-	9,484	-	9,484
Interest rate swaptions	-	4,956	-	4,956

Total derivative instruments	-	24,826	-	24,826

Separate account assets (1)	11,222,384	10,838,983	4,278	22,065,645

Total assets	$11,422,845	$27,425,431	$353,472	$39,201,748

Liabilities
Derivative instruments designated as hedges:
Interest rate swaps	$-	$131	$-	$131
Cross-currency swaps	-	252	-	252
Derivative instruments not designated as hedges:
Interest rate swaps	-	5,448	-	5,448

Total derivative instruments	-	5,831	-	5,831

Separate account liabilities (1)	93	301,108	-	301,201

Total liabilities	$93	$306,939	$-	$307,032

(1) Includes only separate account instruments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2011
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Separate accounts	Total
Balance, January 1, 2011	$58,692	$290,488	$14	$4,278	$353,472
Realized and unrealized gains (losses) included in:
Net income	3,961	(192)	-	37	3,806
Other comprehensive income (loss)	779	20,031	8	260	21,078
Sales	(14,430)	-	-	(1,847)	(16,277)
Settlements	(17,460)	(31,306)	-	(158)	(48,924)
Transfers into Level 3 (1)	7,333	-	-	1,400	8,733
Transfers out of Level 3 (1)	(2,379)	-	-	(1,852)	(4,231)

Balance, December 31, 2011	$36,496	$279,021	$22	$2,118	$317,657

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2011	$-	$-	$-	$-	$-

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies. Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors.

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2010
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Commercial mortgage-backed securities	Collateralized debt obligations	Other assets and liabilities (1)	Separate accounts	Total
Balance, January 1, 2010	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960	$647,943
Realized and unrealized gains (losses) included in:
Net income	475	(49,393)	-	(34)	-	-	(48,952)
Other comprehensive income (loss)	5,630	70,026	-	161	-	622	76,439
Purchases, issuances and settlements	(30,084)	(98,807)	-	(1,842)	-	(1,700)	(132,433)
Transfers in (out) of Level 3 (2)	(106,265)	(23,703)	(58,270)	-	3,317	(4,604)	(189,525)

Balance, December 31, 2010	$58,692	$290,488	$-	$14	$-	$4,278	$353,472

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2010	$-	$-	$-	$-	$-	$-	$-

(1)	Includes derivative financial instruments.
(2)	Transfers in and out of Level 3 are from and to Level 2 and are due primarily to the ability or inability to corroborate market prices with multiple pricing vendors.

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2009
	Fixed maturities available-for-sale
	U.S. government and U.S. agencies	Corporate debt securities	Asset-backed securities	Commercial mortgage-backed securities	Collateralized debt obligations	Other assets and liabilities (1)	Separate accounts	Total
Balance, January 1, 2009	$14,711	$203,975	$521,351	$55,321	$213	$3,224	$532	$799,327
Realized and unrealized gains (losses) included in:
Net income	-	(2,597)	(84,990)	-	-	-	-	(87,587)
Other comprehensive income (loss)	2,227	47,030	178,951	3,281	1,592	(6,541)	1,902	228,442
Purchases, issuances and settlements	(256)	(52,008)	(124,017)	(332)	(12,027)	-	7,526	(181,114)
Transfers in (out) of Level 3(2)	(16,682)	(7,464)	(98,930)	-	11,951	-	-	(111,125)

Balance, December 31, 2009	$-	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960	$647,943

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2009	$-	$-	$-	$-	$-	$-	$-	$-

(1)	Includes derivative financial instruments.
(2)	Transfers in and out of Level 3 are from and to Level 2 and are due primarily to the ability or inability to corroborate market prices with multiple pricing vendors.

Non-recurring fair value measurements - The Company held $19,745 and $980 of adjusted cost basis limited partnership interests which were impaired at December 31, 2011 and 2010, respectively, based on the fair value disclosed in the limited partnership financial statements. These limited partnership interests were recorded at estimated fair value and represent a non-recurring fair value measurement. The estimated fair value was categorized as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

7.	Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains a maximum liability in the amount of $3,500 of coverage per individual life. Further, the maximum annual growth due to automatic increases is $175 per annum, with an overall maximum of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2011 and 2010, the reinsurance receivables had carrying values in the amounts of $616,336 and $594,997, respectively. Included in these amounts are $502,093 and $483,564 at December 31, 2011 and 2010, respectively, associated with reinsurance agreements with related parties. At December 31, 2011 and 2010, 81% and 73%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately forty insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life. Maximum capacity to be accepted by the Company is dictated at the treaty level and is monitored annually to ensure the risk acquired on any one life is managed to its maximum retention of $3,500.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2011:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$50,461,815	$37,007,795	$87,469,610
Reinsurance ceded	(11,157,504)	-	(11,157,504)
Reinsurance assumed	77,352,956	-	77,352,956

Net	$116,657,267	$37,007,795	$153,665,062

Percentage of amount assumed to net	66.3%	0.0%	50.3%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$395,419	$1,960	$397,379
Reinsurance ceded	(40,654)	(66)	(40,720)
Reinsurance assumed	166,557	-	166,557

Net	$521,322	$1,894	$523,216

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2010:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$50,976,256	$34,985,650	$85,961,906
Reinsurance ceded	(9,878,257)	-	(9,878,257)
Reinsurance assumed	80,618,669	-	80,618,669

Net	$121,716,668	$34,985,650	$156,702,318

Percentage of amount assumed to net	66.2%	0.0%	51.4%

	Premium income

	Life insurance	Annuities	Total
Written and earned direct	$674,726	$5,665	$680,391
Reinsurance ceded	(41,362)	(112)	(41,474)
Reinsurance assumed	166,705	-	166,705

Net	$800,069	$5,553	$805,622

The following table summarizes total premium income for the year ended December 31, 2009:

	Premium income

	Life insurance	Annuities	Total
Written and earned direct	$431,585	$3,039	$434,624
Reinsurance ceded	(48,687)	(74)	(48,761)
Reinsurance assumed	174,389	-	174,389

Net	$557,287	$2,965	$560,252

8.	Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA for the years ended December 31, 2011, 2010 and 2009:

	DAC	VOBA	Total
Balance, January 1, 2009	$625,144	$55,711	$680,855
Capitalized additions	74,642	-	74,642
Amortization and writedowns	(61,113)	(1,161)	(62,274)
Unrealized investment (gains) losses	(242,085)	(5,881)	(247,966)

Balance, December 31, 2009	396,588	48,669	445,257
Capitalized additions	80,020	-	80,020
Amortization and writedowns	(48,903)	(1,837)	(50,740)
Unrealized investment (gains) losses	(167,162)	(427)	(167,589)

Balance, December 31, 2010	260,543	46,405	306,948
Capitalized additions	88,165	-	88,165
Amortization and writedowns	(37,998)	(3,636)	(41,634)
Unrealized investment (gains) losses	(9,313)	(717)	(10,030)

Balance, December 31, 2011	$301,397	$42,052	$343,449

The estimated future amortization of VOBA for the years ended December 31, 2012 through December 31, 2016 is approximately $4,000 per annum.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

9.	Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Retirement Services segment, at December 31, 2011 and 2010 was $105,255.

The following tables summarize other intangible assets, all of which are within the Retirement Services segment, as of December 31, 2011 and 2010:

	December 31, 2011
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(15,234)	$21,080
Preferred provider agreements	7,970	(7,195)	775

Total	$44,284	$(22,429)	$21,855

	December 31, 2010
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(12,701)	$23,613
Preferred provider agreements	7,970	(5,941)	2,029

Total	$44,284	$(18,642)	$25,642

Amortization expense for other intangible assets included in general insurance expenses was $3,787. $3,990 and $4,192 for the years ended December 31, 2011, 2010 and 2009, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives. The Company did not incur costs to renew or extend the term of acquired intangible assets during the year ended December 31, 2010.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2012 through December 31, 2016 is approximately $3,000 per annum.

10.	Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program at December 31, 2011 and 2010:

	December 31,
	2011	2010
Commercial paper outstanding	$97,536	$91,681
Maturity range (days)	4 - 75	3 - 74
Interest rate range	0.2% - 0.4%	0.3% - 0.4%

11.	Stockholder’s Equity and Dividend Restrictions

At December 31, 2011 and 2010, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2011 and 2010.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

GWLA’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011(1)	2010(2)	2009(3)

Net income	$146,902	$405,343	$282,033
Capital and surplus	1,069,452	1,159,657	1,360,896

(1)	As filed with the Colorado Division of Insurance

(2)

As filed with the Colorado Division of Insurance. The Company subsequently filed an amended filing with the Colorado Division of Insurance whereby net income and capital and surplus were $398,555 and $1,152,654, respectively.

(3)	As filed in an amended filing with the Colorado Division of Insurance

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2011, 2010 and 2009, the Company paid dividends in the amounts of $206,353, $160,917 and $24,682, respectively, to its parent company, GWL&A Financial.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2011 were $1,069,452 and $176,892, respectively. Based on the as filed amounts, gGWLA may pay up to $176,892 of dividends during the year ended December 31, 2012 without the prior approval of the Colorado insurance commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

12.	Other Comprehensive Income

The following tables present the composition of other comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31, 2011
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$511,663	$(179,082)	$332,581
Net changes during the year related to cash flow hedges	21,014	(7,355)	13,659
Reclassification adjustment for gains realized in net income	(74,165)	25,958	(48,207)

Net unrealized gains	458,512	(160,479)	298,033
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(96,860)	33,901	(62,959)

Net unrealized gains	361,652	(126,578)	235,074
Employee benefit plan adjustment	(49,566)	17,348	(32,218)

Other comprehensive income	$312,086	$(109,230)	$202,856

	Year ended December 31, 2010
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$724,296	$(253,504)	$470,792
Net changes during the year related to cash flow hedges	17,293	(6,053)	11,240
Reclassification adjustment for losses realized in net income	23,198	(8,119)	15,079

Net unrealized gains	764,787	(267,676)	497,111
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(182,357)	63,825	(118,532)

Net unrealized gains	582,430	(203,851)	378,579
Employee benefit plan adjustment	(5,142)	1,800	(3,342)

Other comprehensive income	$577,288	$(202,051)	$375,237

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	Year ended December 31, 2009
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$1,174,693	$(411,143)	$763,550
Net changes during the year related to cash flow hedges	(57,218)	20,027	(37,191)
Reclassification adjustment for losses realized in net income	71,473	(25,016)	46,457

Net unrealized gains	1,188,948	(416,132)	772,816
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(250,468)	87,664	(162,804)

Net unrealized gains	938,480	(328,468)	610,012
Employee benefit plan adjustment	43,797	(15,329)	28,468

Other comprehensive income	$982,277	$(343,797)	$638,480

13.	General Insurance Expenses

The following table summarizes the significant components of general insurance expenses for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Compensation	$303,514	$294,923	$273,934
Commissions	156,461	143,680	114,461
Other	75,661	59,783	47,083

Total general insurance expenses	$535,636	$498,386	$435,478

14.	Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Pension benefits are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the defined benefit pension plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

The Company also provides supplemental executive retirement plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans as of the years ended December 31, 2011 and 2010:

`	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2011	2010	2011	2010	2011	2010	2011	2010
Change in projected benefit obligation:
Benefit obligation, January 1	$349,435	$318,278	$10,162	$12,136	$54,855	$44,430	$414,452	$374,844
Service cost	3,935	3,739	622	728	916	672	5,473	5,139
Interest cost	20,286	19,578	585	713	3,136	2,905	24,007	23,196
Actuarial (gain) loss	39,211	18,644	693	(2,843)	3,520	5,973	43,424	21,774
Regular benefits paid	(11,733)	(10,804)	(337)	(572)	(2,719)	(2,646)	(14,789)	(14,022)
Plan amendments	-	-	-	-	1,650	3,521	1,650	3,521

Benefit obligation, December 31	$401,134	$349,435	$11,725	$10,162	$61,358	$54,855	$474,217	$414,452

Accumulated benefit obligation	$393,487	$342,967	$11,725	$10,162	$50,033	$41,837	$455,245	$394,966

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2011	2010	2011	2010	2011	2010	2011	2010
Change in plan assets:
Value of plan assets, January 1	$282,616	$251,078	$-	$-	$-	$-	$282,616	$251,078
Actual return on plan assets	12,353	36,642	-	-	-	-	12,353	36,642
Employer contributions	10,100	5,700	337	572	2,719	2,646	13,156	8,918
Benefits paid	(11,733)	(10,804)	(337)	(572)	(2,719)	(2,646)	(14,789)	(14,022)

Value of plan assets, December 31	$293,336	$282,616	$-	$-	$-	$-	$293,336	$282,616

	2011	2010	2011	2010	2011	2010	2011	2010
Under funded status at December 31	$(107,798)	$(66,819)	$(11,725)	$(10,162)	$(61,358)	$(54,855)	$(180,881)	$(131,836)

The following table presents amounts recognized in the consolidated balance sheets at December 31, 2011 and 2010 for the Company’s Defined Benefit Pension, Post-retirement Medical and Supplemental Executive Retirement plans:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2011	2010	2011	2010	2011	2010	2011	2010
Amounts recognized in consolidated balance sheets:
Accumulated other comprehensive income (loss)	$(120,487)	$(76,314)	$15,741	$18,695	$(15,520)	$(13,079)	$(120,266)	$(70,698)

The following table provides information regarding amounts in accumulated other comprehensive income (loss) that have not yet been recognized as components of net periodic benefit cost at December 31, 2011:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(120,321)	$(78,208)	$7,600	$4,940	$(9,587)	$(6,231)	$(122,308)	$(79,499)
Net prior service (cost) credit	(166)	(108)	8,141	5,292	(5,933)	(3,856)	2,042	1,328

	$(120,487)	$(78,316)	$15,741	$10,232	$(15,520)	$(10,087)	$(120,266)	$(78,171)

The following table provides information regarding amounts in accumulated other comprehensive income (loss) that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2012:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(9,370)	$(6,091)	$537	$349	$586	$381	$(8,247)	$(5,361)
Prior service cost (credit)	51	33	(1,650)	(1,072)	934	607	(665)	(432)

	$(9,319)	$(6,058)	$(1,113)	$(723)	$1,520	$988	$(8,912)	$(5,793)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined benefit pension plan	Post-retirement medical plan	Supplemental executive retirement plan
2012	$12,569	$650	$3,611
2013	13,281	693	3,759
2014	13,973	733	3,574
2015	14,951	757	4,992
2016	16,524	782	3,447
2017 through 2021	103,331	4,117	29,048

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, 2011, 2010 and 2009 includes the following components:

	Defined benefit pension plan
	2011	2010	2009
Components of net periodic cost:
Service cost	$3,935	$3,739	$4,087
Interest cost	20,286	19,578	19,135
Expected return on plan assets	(21,093)	(18,618)	(16,073)
Amortization of transition obligation	(1,388)	(1,514)	(1,514)
Amortization of unrecognized prior service cost	51	82	88
Amortization of loss from earlier periods	5,115	5,091	10,131

Net periodic cost	$6,906	$8,358	$15,854

	Post-retirement medical plan
	2011	2010	2009
Components of net periodic benefit:
Service cost	$622	$728	$680
Interest cost	585	713	709
Amortization of unrecognized prior service benefit	(1,650)	(1,650)	(1,650)
Amortization of gain from earlier periods	(611)	(461)	(440)

Net periodic benefit	$(1,054)	$(670)	$(701)

	Supplemental executive retirement plan
	2011	2010	2009
Components of net periodic (benefit) cost:
Service cost	$916	$673	$716
Interest cost	3,136	2,905	2,856
Amortization of unrecognized prior service cost	2,584	899	675
Amortization of net (gain) loss	145	-	-

Net periodic (benefit) cost	$6,781	$4,477	$4,247

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables present the weighted average interest rate assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2011 and 2010:

	Defined benefit pension plan
	2011	2010
Discount rate	5.23%	5.87%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.14%	3.14%

	Post-retirement medical plan
	2011	2010
Discount rate	4.70%	5.87%
Initial health care cost trend	8.00%	7.50%
Ultimate health care cost trend	5.25%	5.25%
Year ultimate trend is reached	2018	2016

	Supplemental executive retirement plan
	2011	2010
Discount rate	4.87%	5.87%
Rate of compensation increase	5.00%	6.00%

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans for the years ended December 31, 2011 and 2010:

	Defined benefit pension plan
	2011	2010
Discount rate	5.87%	6.37%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.14%	4.94%

	Post-retirement medical plan
	2011	2010
Discount rate	5.87%	6.37%
Initial health care cost trend	7.50%	8.00%
Ultimate health care cost trend	5.25%	5.25%
Year ultimate trend is reached	2016	2016

	Supplemental executive retirement plan
	2011	2010
Discount rate	5.87%	6.37%
Rate of compensation increase	6.00%	6.00%

The discount rate has been set based upon the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table presents what a one-percentage-point change in assumed healthcare cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$ 162	$(139)
Increase (decrease) on post-retirement benefit obligation	1,199	(1,048)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested at December 31, 2011 and 2010:

	December 31,
	2011	2010
Equity securities	52%	65%
Debt securities	44%	33%
Other	4%	2%

Total	100%	100%

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis as of December 31, 2011 and 2010 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$ -	$ 49,211	$ -	$ 49,211
Midcap index funds	-	48,406	-	48,406
World equity index funds	-	5,336	-	5,336
U.S. equity market funds	-	48,972	-	48,972

Total common collective trust funds	-	151,925	-	151,925

Fixed maturity investments:
U.S. government direct obligations and agencies	-	10,676	-	10,676
Obligations of U.S. states and their municpalities	-	22,467	-	22,467
Corporate debt securities	-	86,836	-	86,836
Asset-backed securities	-	7,711	-	7,711
Commercial mortgage-backed securities	-	2,487	-	2,487

Total fixed maturity investments	-	130,177	-	130,177

Preferred stock	-	111	-	111
Limited partnership investments	-	-	7,116	7,116
Money market funds	4,007	-	-	4,007

Total defined benefit plan assets	$ 4,007	$ 282,213	$ 7,116	$ 293,336

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis December 31, 2010
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$-	$54,784	$-	$54,784
Midcap index funds	-	57,007	-	57,007
World equity index funds	-	15,549	-	15,549
U.S. equity market funds	-	55,487	-	55,487

Total common collective trust funds	-	182,827	-	182,827

Fixed maturity investments:
U.S. government direct obligations and agencies	-	10,767	-	10,767
Obligations of U.S. states and their municpalities	-	9,716	-	9,716
Corporate debt securities	-	61,350	-	61,350
Asset-backed securities	-	8,091	-	8,091
Commercial mortgage-backed securities	-	2,174	-	2,174

Total fixed maturity investments	-	92,098	-	92,098

Preferred stock	-	45	-	45
Limited partnership investments	-	-	6,030	6,030
Money market funds	1,616	-	-	1,616

Total defined benefit plan assets	$1,616	$274,970	$6,030	$282,616

The following tables present additional information at December 31, 2011 and 2010 about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Limited partnership interest
Balance, December 31, 2010	$6,030
Actual return on plan assets:
Purchases	(34)
Issuances	1,542
Settlements	(422)

Balance, December 31, 2011	$7,116

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Limited partnership interests
Balance, December 31, 2009	$4,495
Actual return on plan assets:
Purchases	395
Issuances	1,653
Settlements	(513)

Balance, December 31, 2010	$6,030

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2012:

December 31, 2012
Equity securities	25% - 75%
Debt securities	25% - 75%
Other	0% - 15%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2012. The Company expects to make payments of approximately $650 with respect to its Post-Retirement Medical Plan and $3,611 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2012. The Company will make a contribution at least equal to the minimum contribution of $22,000 to its Defined Benefit Pension Plan during the year ended December 31, 2012.

Other employee benefit plans

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $13,330 and $14,139 at December 31, 2011 and 2010, respectively. The participant deferrals earned interest at the average rates of 6.72% and 7.55% during the years ended December 31, 2011 and 2010, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.37% to 7.91% for retired participants.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets are $11,258 and $10,848 at December 31, 2011 and 2010, respectively.

15.	Federal Income Taxes

The provision for income taxes from continuing operations is comprised of the following:

	Year ended December 31,
	2011	2010	2009
Current	$70,201	$34,090	$(21,088)
Deferred	30,002	38,425	62,521

Total income tax provision from continuing operations	$100,203	$72,515	$41,433

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(2.7%)	(2.2%)	(4.9%)
Tax credits	(2.1%)	(2.9%)	(4.9%)
State income taxes, net of federal benefit	0.7%	0.7%	(2.8%)
Provision for policyholders’ share of earnings on participating business	0.3%	0.3%	0.3%
Income tax contingency provisions	2.0%	(3.9%)	0.9%
Other, net	(1.4%)	(0.8%)	1.4%

Effective federal income tax rate from continuing operations	31.8%	26.2%	25.0%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

A reconciliation of unrecognized tax benefits for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Year ended December 31,
	2011	2010	2009
Balance, beginning of year	$35,256	$81,390	$60,079
Additions to tax positions in the current year	6,557	6,939	24,843
Reductions to tax positions in the current year	(420)	-	(2,670)
Additions to tax positions in the prior year	4,785	142	-
Reductions to tax positions in the prior year	(9,858)	(47,922)	(862)
Reductions to tax positions from statutes expiring	(4,197)	(5,253)	-
Settlements	-	(40)	-

Balance, end of year	$32,123	$35,256	$81,390

Included in the unrecognized tax benefits of $32,123 at December 31, 2011 was $6,379 of tax benefits that, if recognized, would impact the annual effective tax rate. Also included in the balance at December 31, 2011 is $25,744 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company anticipates additional increases in its unrecognized tax benefits of $2,000 to $3,000 in the next twelve months. The Company expects that this increase in its unrecognized tax benefit will impact the effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized approximately $2,629, ($13,403) and $2,430 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2011, 2010 and 2009, respectively. The Company had approximately $4,204 and $1,575 accrued for the payment of interest and penalties at December 31, 2011 and 2010, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2007 and prior. Tax years 2008, 2009 and 2010 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2011 and 2010, are as follows:

	December 31,
	2011		2010
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$-	$210,457	$-	$200,110
Deferred acquisition costs	-	8,112	26,976	-
Investment assets	-	336,482	-	169,852
Policyholder dividends	18,449	-	18,706	-
Net operating loss carryforward	200,486	-	193,828	-
Pension plan accrued benefit liability	72,387	-	59,178	-
Goodwill	-	25,169	-	24,126
Experience rated refunds	21,623	-	19,335	-
Tax Credits	74,389	-	41,493
Other	-	4,843	-	23,226

Total deferred taxes	$387,334	$585,063	$359,516	$417,314

Amounts presented for investment assets above include ($264,078) and ($145,517) related to the net unrealized losses (gains) on the Company’s investments, which are classified as available-for-sale at December 31, 2011 and 2010, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company has federal net operating loss carry forwards generated by a subsidiary that is included in the Lifeco U.S. consolidated federal income tax return. As of December 31, 2011, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2020	$179,380
2021	112,600
2022	136,701
2023	81,693

Total	$510,374

During 2011 and 2010, the Company generated $34,020 and $36,039 of Guaranteed Federal Low Income Housing tax credit carryforwards respectively. These credits will expire in 2031 and 2030.

Included in due from parent and affiliates at December 31, 2011 and 2010 is $115,300 and $199,884, respectively, of income taxes receivable from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheets at December 31, 2011 and 2010 is $9,019 and $10,311, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

16.	Segment Information

The Company has three reportable segments: Individual Markets, Retirement Services and Other.

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life.

Retirement Services

The Retirement Services reporting and operating segment provides retirement plan enrollment services, communication materials, various retirement plan investment options and educational services to employer-sponsored defined contribution/defined benefit plans and 401(k) and 403(b) plans, as well as comprehensive administrative and record-keeping services for financial institutions and employers.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption reinsurance agreement between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information for the year ended and as of December 31, 2011:

	Year ended December 31, 2011
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$395,923	$1,960	$125,333	$523,216
Fee income	65,487	416,405	4,903	486,795
Net investment income	714,228	399,222	45,036	1,158,486
Net realized gains on investments	20,533	3,311	651	24,495

Total revenues	1,196,171	820,898	175,923	2,192,992

Benefits and expenses:
Policyholder benefits	937,885	222,642	103,435	1,263,962
Operating expenses	102,016	423,895	88,821	614,732

Total benefits and expenses	1,039,901	646,537	192,256	1,878,694

Income (loss) from continuing operations before income taxes	156,270	174,361	(16,333)	314,298
Income tax expense (benefit)	51,667	54,808	(6,272)	100,203

Income (loss) from continuing operations	$104,603	$119,553	$(10,061)	$214,095

	December 31, 2011
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$13,702,356	$8,752,301	$1,540,575	$23,995,232
Other assets	1,124,844	718,487	126,468	1,969,799
Separate account assets	5,884,676	16,446,714	-	22,331,391

Assets of continuing operations	$20,711,876	$25,917,502	$1,667,043	48,296,422

Assets of discontinued operations				39,621

Total assets				$48,336,043

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information for the year ended and as of December 31, 2010:

	Year ended December 31, 2010
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$676,395	$5,509	$123,718	$805,622
Fee income	56,232	387,103	4,619	447,954
Net investment income	730,439	399,456	44,849	1,174,744
Net realized losses on investments	(1,239)	(23,229)	(27)	(24,495)

Total revenues	1,461,827	768,839	173,159	2,403,825

Benefits and expenses:
Policyholder benefits	1,218,791	221,943	99,673	1,540,407
Operating expenses	132,962	391,491	62,095	586,548

Total benefits and expenses	1,351,753	613,434	161,768	2,126,955

Income from continuing operations before income taxes	110,074	155,405	11,391	276,870
Income tax expense	30,006	37,916	4,593	72,515

Income from continuing operations	$80,068	$117,489	$6,798	$204,355

	December 31, 2010
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$13,159,008	$8,277,926	$1,631,662	$23,068,596
Other assets	1,167,474	695,401	144,762	2,007,637
Separate account assets	6,264,046	16,224,992	-	22,489,038

Assets from continuing operations	$20,590,528	$25,198,319	$1,776,424	47,565,271

Assets from discontinued operations				62,091

Total assets				$47,627,362

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table summarizes segment financial information for the year ended December 31, 2009:

	Year ended December 31, 2009
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$428,142	$2,949	$129,161	$560,252
Fee income	49,845	331,242	5,114	386,201
Net investment income	718,040	383,446	47,598	1,149,084
Net realized losses on investments	(38,382)	(23,239)	(5,919)	(67,540)

Total revenues	1,157,645	694,398	175,954	2,027,997

Benefits and expenses:
Policyholder benefits	982,465	231,648	112,691	1,326,804
Operating expenses	101,662	362,775	70,823	535,260

Total benefits and expenses	1,084,127	594,423	183,514	1,862,064

Income (loss) from continuing operations before income taxes	73,518	99,975	(7,560)	165,933
Income tax expense	17,104	24,417	(88)	41,433

Income (loss) from continuing operations	$56,414	$75,558	$(7,472)	$124,500

17.	Share-Based Compensation

Lifeco, of which the Company is an indirect wholly-owned subsidiary, has a stock option plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant and expiring ten years from the date of grant.

During the year ended December 31, 2011, Lifeco granted 550,700 stock options to employees of the Company. These stock options vest over five-year periods ending in September 2016. Compensation expense of $2,472 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The Lifeco plan contains a provision that permits a retiring option holder with unvested stock options on the date of retirement to continue to vest in them after retirement for a period of up to five years. Upon the retirement of an option holder with unvested options, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

At December 31, 2011, the Company had $2,710, net of estimated forfeitures, of unrecognized share-based compensation costs, which will be recognized in its earnings through 2016. The weighted-average period over which these costs will be recognized in earnings is 1.8 years.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding at December 31, 2011. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange, therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)
Outstanding, January 1, 2011	3,542,642	$24.30
Granted	550,700	26.44
Exercised	(740,582)	18.42
Cancelled/Expired	(456,200)	33.29

Outstanding, December 31, 2011	2,896,560		5.7	$495

Vested and expected to vest, December 31, 2011	2,809,546	$28.05	5.2	$403

Exercisable, December 31, 2011	1,478,607	$28.01	3.8	$403

(¹) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2011 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents other information regarding stock options under the Lifeco plan during the year ended December 31, 2011:

December 31, 2011
Weighted average fair value of options granted	$4.49
Intrinsic value of options exercised (1)	1,197
Fair value of options vested	1,541

(¹) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the year ended December 31, 2011 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

Dividend yield	4.59%
Expected volatility	25.22%
Risk free interest rate	2.62%
Expected duration (years)	5.5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

18.	Commitments and Contingencies

Commitments

Future Contractual Obligations

The following table summarizes the Company’s estimated future contractual obligations as of December 31, 2011:

	Payment due by period

	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	-	-	-	528,400	528,400
Related party long-term debt - interest (2)	37,177	74,355	74,355	940,714	1,126,601
Investment purchase obligations (3)	97,694	-	-	-	97,694
Operating leases (4)	4,894	6,913	2,492	1,043	15,342
Other liabilities (5)	64,119	10,179	10,208	55,165	139,671

Total	$203,884	$91,447	$87,055	$1,525,322	$1,907,708

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bears interest initially at a fixed rate that will change in the future based upon the then current three-month London Interbank Offering Rate. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2011 and do not consider the impact of future interest rate changes.

(3) Investment purchase obligations - The Company commits to fund limited partnership interests, mortgage loan and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $5,645, $6,047 and $6,767 for the years ended December 31, 2011, 2010 and 2009, respectively.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

(5) Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected benefit payments to the Company’s defined benefit pension and post-retirement medical plans through 2021.
•	Miscellaneous purchase obligations to acquire goods and services.
•	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility matures on May 26, 2013. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, as defined, of $1,000,000 plus 50% of its net income, if positive and as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the National Association of Insurance Commissioners), for each quarter ending after March 31, 2010. The Company was in compliance with all covenants at December 31, 2011 or 2010.

The Company makes commitments to fund partnership interests and mortgage loans on real estate and other investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2011 and 2010 were $97,694 and $95,688, respectively, all of which is due within one year from the dates indicated.

Contingencies

The Company is involved in various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolutions of these proceedings are not expected to have a material effect on the Company’s consolidated financial position, results of its operations or cash flows.

19.	Subsequent Event

On February 3, 2012, the Company’s Board of Directors declared a dividend of $51,600 to be paid to its sole shareholder, GWL&A Financial, during the first quarter of 2012.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Schedule III

Supplemental Insurance Information

(In Thousands)

	As of and for the year ended December 31, 2011
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$118,698	$182,699	$-	$301,397
Future policy benefits, losses, claims and expenses	12,812,079	8,620,044	356,296	21,788,419
Unearned premium reserves	39,855	-	-	39,855
Other policy claims and benefits payable	742,457	445	26,184	769,086
Premium income	395,923	1,960	125,333	523,216
Net investment income	714,228	399,222	45,036	1,158,486
Benefits, claims, losses and settlement expenses	937,885	222,643	103,434	1,263,962
Amortization of deferred acquisition costs	11,354	26,644	-	37,998
Other operating expenses	90,662	397,251	88,821	576,734

	As of and for the year ended December 31, 2010
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$110,247	$150,296	$-	$260,543
Future policy benefits, losses, claims and expenses	12,140,361	7,888,725	351,955	20,381,041
Unearned premium reserves	39,834	-	-	39,834
Other policy claims and benefits payable	714,099	387	24,924	739,410
Premium income	676,395	5,509	123,718	805,622
Net investment income	730,439	399,456	44,849	1,174,744
Benefits, claims, losses and settlement expenses	1,218,791	221,943	99,673	1,540,407
Amortization of deferred acquisition costs	22,743	26,160	-	48,903
Other operating expenses	110,219	365,331	62,095	537,645

	For the year ended December 31, 2009
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Premium income	428,142	2,949	129,161	560,252
Net investment income	718,040	383,446	47,598	1,149,084
Benefits, claims, losses and settlement expenses	982,465	231,648	112,691	1,326,804
Amortization of deferred acquisition costs	16,221	44,892	-	61,113
Other operating expenses	85,441	317,883	70,823	474,147

FutureFunds Series

Account of Great-West Life

& Annuity Insurance

Company

Financial Statements for the Years Ended

December 31, 2011 and 2010

and Report of Independent Registered Public

Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

FutureFunds Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2011, and the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights in Note 4 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the FutureFunds Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2011, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 13, 2012

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A

Alger Balanced Portfolio

Alger Mid Cap Growth Portfolio

American Century Equity Income Fund

American Century Income & Growth Fund

American Funds Growth Fund of America

Artisan International Fund

Columbia Lifegoal Balance Growth Portfolio

Columbia Mid Cap Value Fund

Davis New York Venture Fund

Federated Capital Appreciation Fund

Fidelity VIP Contrafund Portfolio

Fidelity VIP Growth Portfolio

Franklin Small-Mid Cap Growth Fund

Invesco Dynamics Fund

Invesco Small Cap Growth Fund

Invesco Van Kampen American Franchise fund

Invesco Van Kampen American Value Fund

Invesco Van Kampen Comstock Fund

Janus Aspen Worldwide Portfolio

Janus Fund

Janus Twenty Fund

Janus Worldwide Fund

Jensen Portfolio

Legg Mason Capital Management Value Trust

Lord Abbett Value Opportunities Fund

Mainstay U.S. Small Cap Fund

Maxim Aggressive Profile I Portfolio

Maxim Ariel Mid-Cap Value Portfolio

Maxim Ariel Small-Cap Value Portfolio

Maxim Bond Index Portfolio

Maxim Conservative Profile I Portfolio

Maxim Index 600 Portfolio

Maxim Invesco ADR Portfolio

Maxim Lifetime 2015 Portfolio I

Maxim Lifetime 2015 Portfolio II

Maxim Lifetime 2025 Portfolio I

Maxim Lifetime 2025 Portfolio II

Maxim Lifetime 2035 Portfolio I

Maxim Lifetime 2035 Portfolio II

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

Maxim Lifetime 2045 Portfolio I

Maxim Lifetime 2045 Portfolio II

Maxim Lifetime 2055 Portfolio II

Maxim Loomis Sayles Bond Portfolio

Maxim Loomis Sayles Small-Cap Value Portfolio

Maxim MFS International Value Portfolio

Maxim Moderate Profile I Portfolio

Maxim Moderately Aggressive Profile I Portfolio

Maxim Moderately Conservative Profile I Portfolio

Maxim Money Market Portfolio

Maxim Small-Cap Growth Portfolio

Maxim Stock Index Portfolio

Maxim T.Rowe Price Equity/Income Portfolio

Maxim T. Rowe Price Mid Cap Growth Portfolio

Maxim U.S. Government Mortgage Securities Portfolio

MFS Growth Fund

Oppenheimer Capital Appreciation Fund

Oppenheimer Global Fund

PIMCO Total Return Portfolio

Pioneer Equity Income VCT Portfolio II

Putnam High Yield Advantage Fund

Putnam International Capital Opportunities Fund

Ridgeworth Small Cap Growth Stock Fund

Royce Total Return Fund

RS Select Growth Fund

RS Small Cap Growth Fund

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY EQUITY INCOME FUND	AMERICAN CENTURY INCOME & GROWTH FUND	AMERICAN FUNDS GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$1,841,477	$11,569,440	$11,978,981	$113,269	$7,233,915	$14,348,180
Investment income due and accrued
Receivable for investments sold		3,088	41		10,854	41,005
Purchase payments receivable	92	1,346	4,026		2,894	5,837
Due from Great West Life & Annuity Insurance Company

Total assets	1,841,569	11,573,874	11,983,048	113,269	7,247,663	14,395,022

LIABILITIES:
Payable for investments purchased	92
Redemptions payable		4,434	4,067		13,748	46,842
Due to Great West Life & Annuity Insurance Company	142	815	652	7	413	692

Total liabilities	234	5,249	4,719	7	14,161	47,534

NET ASSETS	$1,841,335	$11,568,625	$11,978,329	$113,262	$7,233,502	$14,347,488

NET ASSETS REPRESENTED BY:
Accumulation units	$1,841,335	$11,568,625	$11,978,329	$113,262	$7,233,502	$14,347,488
Contracts in payout phase

NET ASSETS	$1,841,335	$11,568,625	$11,978,329	$113,262	$7,233,502	$14,347,488

ACCUMULATION UNITS OUTSTANDING	141,230	816,681	596,219	10,856	716,278	1,324,131

UNIT VALUE (ACCUMULATION)	$13.04	$14.17	$20.09	$10.43	$10.10	$10.84

(1) Cost of investments:	$2,072,580	$14,357,282	$12,156,403	$84,810	$6,652,043	$14,933,015
Shares of investments:	162,963	992,233	1,647,728	4,654	255,345	723,559

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	COLUMBIA LIFEGOAL BALANCE GROWTH PORTFOLIO	COLUMBIA MID CAP VALUE FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED CAPITAL APPRECIATION FUND	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$107,661	$5,947,591	$4,009,365	$3,502,417	$34,999,802	$57,276,968
Investment income due and accrued
Receivable for investments sold		17,713	18,766		27,306	9,322
Purchase payments receivable		2,133	1,558	761	4,586
Due from Great West Life & Annuity Insurance Company

Total assets	107,661	5,967,437	4,029,689	3,503,178	35,031,694	57,286,290

LIABILITIES:
Payable for investments purchased				761
Redemptions payable		19,846	20,324		31,892	9,322
Due to Great West Life & Annuity Insurance Company	7	92	192	210	2,130	4,425

Total liabilities	7	19,938	20,516	971	34,022	13,747

NET ASSETS	$107,654	$5,947,499	$4,009,173	$3,502,207	$34,997,672	$57,272,543

NET ASSETS REPRESENTED BY:
Accumulation units	$107,654	$5,947,499	$4,009,173	$3,502,207	$34,997,672	$57,272,543
Contracts in payout phase

NET ASSETS	$107,654	$5,947,499	$4,009,173	$3,502,207	$34,997,672	$57,272,543

ACCUMULATION UNITS OUTSTANDING	7,206	638,818	424,919	304,987	1,831,774	2,883,565

UNIT VALUE (ACCUMULATION)	$14.94	$9.31	$9.44	$11.48	$19.11	$19.86

(1) Cost of investments:	$120,406	$6,063,716	$3,555,775	$3,542,777	$39,362,648	$57,060,811
Shares of investments:	9,116	465,383	123,062	195,557	1,520,408	1,552,642

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	FRANKLIN SMALL-MID CAP GROWTH FUND	INVESCO DYNAMICS FUND	INVESCO SMALL CAP GROWTH FUND	INVESCO VAN KAMPEN AMERICAN FRANCHISE FUND	INVESCO VAN KAMPEN AMERICAN VALUE FUND	INVESCO VAN KAMPEN COMSTOCK FUND

ASSETS:
Investments at fair value (1)	$70,515	$1,321,005	$777,419	$655,871	$2,790,412	$1,855,171
Investment income due and accrued
Receivable for investments sold						3,748
Purchase payments receivable		12	1,974	80	11,585	971
Due from Great West Life & Annuity Insurance Company

Total assets	70,515	1,321,017	779,393	655,951	2,801,997	1,859,890

LIABILITIES:
Payable for investments purchased		12	1,942	80	9,571
Redemptions payable			33		2,014	4,720
Due to Great West Life & Annuity Insurance Company	4	105	46	40	43	72

Total liabilities	4	117	2,021	120	11,628	4,792

NET ASSETS	$70,511	$1,320,900	$777,373	$655,831	$2,790,369	$1,855,099

NET ASSETS REPRESENTED BY:
Accumulation units	$70,511	$1,320,900	$777,373	$655,831	$2,790,369	$1,855,099
Contracts in payout phase

NET ASSETS	$70,511	$1,320,900	$777,373	$655,831	$2,790,369	$1,855,099

ACCUMULATION UNITS OUTSTANDING	7,753	187,174	52,832	103,299	267,042	187,213

UNIT VALUE (ACCUMULATION)	$9.09	$7.06	$14.71	$6.35	$10.45	$9.91

(1) Cost of investments:	$74,880	$957,823	$739,764	$671,306	$2,608,360	$1,774,215
Shares of investments:	2,086	63,848	28,056	58,770	102,363	121,890

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	JANUS ASPEN WORLDWIDE PORTFOLIO	JANUS FUND	JANUS TWENTY FUND	JANUS WORLDWIDE FUND	JENSEN PORTFOLIO	LEGG MASON CAPITAL MANAGEMENT VALUE TRUST

ASSETS:
Investments at fair value (1)	$1,334,709	$48,209	$3,617,611	$1,083,171	$1,101,022	$1,583,722
Investment income due and accrued
Receivable for investments sold			7,148	1,187	3,968	11,371
Purchase payments receivable	110		46	10
Due from Great West Life & Annuity Insurance Company

Total assets	1,334,819	48,209	3,624,805	1,084,368	1,104,990	1,595,093

LIABILITIES:
Payable for investments purchased	110
Redemptions payable			7,194	1,198	3,968	11,371
Due to Great West Life & Annuity Insurance Company	100	3	311	86	72	118

Total liabilities	210	3	7,505	1,284	4,040	11,489

NET ASSETS	$1,334,609	$48,206	$3,617,300	$1,083,085	$1,100,950	$1,583,604

NET ASSETS REPRESENTED BY:
Accumulation units	$1,334,609	$48,206	$3,617,300	$1,083,085	$1,100,950	$1,583,604
Contracts in payout phase

NET ASSETS	$1,334,609	$48,206	$3,617,300	$1,083,085	$1,100,950	$1,583,604

ACCUMULATION UNITS OUTSTANDING	113,672	7,225	502,161	192,759	90,914	182,473

UNIT VALUE (ACCUMULATION)	$11.74	$6.67	$7.20	$5.62	$12.11	$8.68

(1) Cost of investments:	$1,502,462	$42,788	$2,870,759	$1,098,391	$1,106,593	$2,540,077
Shares of investments:	51,673	1,766	70,809	27,202	41,658	37,405

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	LORD ABBETT VALUE OPPORTUNITIES FUND	MAINSTAY U.S. SMALL CAP FUND	MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM ARIEL MID-CAP VALUE PORTFOLIO	MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO	MAXIM BOND INDEX PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,076,689	$185,474	$60,420,189	$40,599,280	$12,233,496	$21,400,556
Investment income due and accrued
Receivable for investments sold	1,010			9,243
Purchase payments receivable	193		85,858	5,077	10,865	11,243
Due from Great West Life & Annuity Insurance Company

Total assets	1,077,892	185,474	60,506,047	40,613,600	12,244,361	21,411,799

LIABILITIES:
Payable for investments purchased			54,987		6,732	5,990
Redemptions payable	1,203		30,871	14,320	4,133	5,253
Due to Great West Life & Annuity Insurance Company	65	11	1,066	3,028	765	937

Total liabilities	1,268	11	86,924	17,348	11,630	12,180

NET ASSETS	$1,076,624	$185,463	$60,419,123	$40,596,252	$12,232,731	$21,399,619

NET ASSETS REPRESENTED BY:
Accumulation units	$1,076,624	$185,463	$60,419,123	$40,596,252	$12,232,731	$21,399,619
Contracts in payout phase

NET ASSETS	$1,076,624	$185,463	$60,419,123	$40,596,252	$12,232,731	$21,399,619

ACCUMULATION UNITS OUTSTANDING	80,785	18,339	3,423,765	1,221,240	439,552	1,158,439

UNIT VALUE (ACCUMULATION)	$13.33	$10.11	$17.65	$33.24	$27.83	$18.47

(1) Cost of investments:	$1,134,378	$122,330	$62,925,978	$10,148,856	$9,578,223	$20,467,118
Shares of investments:	71,257	11,435	7,422,628	35,613,403	1,447,751	1,547,401

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM INDEX 600 PORTFOLIO	MAXIM INVESCO ADR PORTFOLIO	MAXIM LIFETIME 2015 PORTFOLIO II	MAXIM LIFETIME 2025 PORTFOLIO II	MAXIM LIFETIME 2035 PORTFOLIO II

ASSETS:
Investments at fair value (1)	$28,991,616	$17,244,728	$7,637,953	$5,247,280	$2,927,784	$4,119,843
Investment income due and accrued
Receivable for investments sold			2,001			3,010
Purchase payments receivable	34,814	11,493	1,690	1,668	2,583	1,890
Due from Great West Life & Annuity Insurance Company

Total assets	29,026,430	17,256,221	7,641,644	5,248,948	2,930,367	4,124,743

LIABILITIES:
Payable for investments purchased	4,223	10,849		1,668	2,583
Redemptions payable	30,592	643	3,691			4,900
Due to Great West Life & Annuity Insurance Company	562	966	332	121	77	51

Total liabilities	35,377	12,458	4,023	1,789	2,660	4,951

NET ASSETS	$28,991,054	$17,243,762	$7,637,621	$5,247,159	$2,927,707	$4,119,792

NET ASSETS REPRESENTED BY:
Accumulation units	$28,991,054	$17,243,762	$7,637,621	$5,247,159	$2,927,707	$4,119,792
Contracts in payout phase

NET ASSETS	$28,991,054	$17,243,762	$7,637,621	$5,247,159	$2,927,707	$4,119,792

ACCUMULATION UNITS OUTSTANDING	1,521,473	652,774	535,173	401,285	220,206	305,541

UNIT VALUE (ACCUMULATION)	$19.05	$26.42	$14.27	$13.08	$13.30	$13.48

(1) Cost of investments:	$31,380,981	$16,612,103	$8,615,214	$5,319,166	$3,102,505	$4,236,012
Shares of investments:	3,646,744	1,975,341	727,424	422,827	227,666	314,492

The accompanying notes are an integral part of these financial statements.	(Continued)

‘FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	MAXIM LIFETIME 2045 PORTFOLIO II	MAXIM LIFETIME 2055 PORTFOLIO II	MAXIM LOOMIS SAYLES BOND PORTFOLIO	MAXIM LOOMIS SAYLES SMALL- CAP VALUE PORTFOLIO	MAXIM MFS INTERNATIONAL VALUE PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO

ASSETS:
Investments at fair value (1)	$3,613,084	$1,107,868	$41,784,256	$9,765,447	$22,806,583	$172,150,946
Investment income due and accrued				2,584
Receivable for investments sold		13,441		16,224
Purchase payments receivable	1,116	32	43,523	3,382	19,357	144,427
Due from Great West Life & Annuity Insurance Company

Total assets	3,614,200	1,121,341	41,827,779	9,787,637	22,825,940	172,295,373

LIABILITIES:
Payable for investments purchased	1,116		15,858		18,899	121,021
Redemptions payable		13,473	27,665	19,606	458	23,406
Due to Great West Life & Annuity Insurance Company	12	7	1,672	540	1,614	3,168

Total liabilities	1,128	13,480	45,195	20,146	20,971	147,595

NET ASSETS	$3,613,072	$1,107,861	$41,782,584	$9,767,491	$22,804,969	$172,147,778

NET ASSETS REPRESENTED BY:
Accumulation units	$3,613,072	$1,107,861	$41,782,584	$9,767,491	$22,804,969	$172,147,778
Contracts in payout phase

NET ASSETS	$3,613,072	$1,107,861	$41,782,584	$9,767,491	$22,804,969	$172,147,778

ACCUMULATION UNITS OUTSTANDING	267,144	82,139	1,364,481	435,388	1,368,301	8,755,253

UNIT VALUE (ACCUMULATION)	$13.52	$13.49	$30.62	$22.43	$16.67	$19.66

(1) Cost of investments:	$3,629,531	$1,127,463	$39,276,375	$8,339,959	$34,683,926	$198,991,754
Shares of investments:	273,511	84,313	3,458,962	488,517	2,989,067	20,816,318

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO	MAXIM MONEY MARKET PORTFOLIO	MAXIM SMALL-CAP GROWTH PORTFOLIO	MAXIM STOCK INDEX PORTFOLIO	MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

ASSETS:
Investments at fair value (1)	$128,732,940	$44,494,923	$69,187,072	$13,867,649	$185,569,959	$53,168,224
Investment income due and accrued
Receivable for investments sold			16,224	2,401		26,369
Purchase payments receivable	174,921	63,148	11,459	15	20,058	5,264
Due from Great West Life & Annuity Insurance Company					171,793

Total assets	128,907,861	44,558,071	69,214,755	13,870,065	185,761,810	53,199,857

LIABILITIES:
Payable for investments purchased	86,017	50,468			13,217
Redemptions payable	88,904	12,679	27,683	2,416	6,841	31,634
Due to Great West Life & Annuity Insurance Company	2,202	746	142,455	1,106	14,471	4,685

Total liabilities	177,123	63,893	170,138	3,522	34,529	36,319

NET ASSETS	$128,730,738	$44,494,177	$69,044,617	$13,866,543	$185,727,281	$53,163,539

NET ASSETS REPRESENTED BY:
Accumulation units	$128,730,738	$44,494,177	$69,036,342	$13,866,543	$185,503,205	$53,152,095
Contracts in payout phase			8,275		224,076	11,444

NET ASSETS	$128,730,738	$44,494,177	$69,044,617	$13,866,543	$185,727,281	$53,163,539

ACCUMULATION UNITS OUTSTANDING	6,629,269	2,377,043	4,025,865	660,283	5,789,911	2,130,580

UNIT VALUE (ACCUMULATION)	$19.42	$18.72	$17.15	$21.00	$32.04	24.95

(1) Cost of investments:	$140,935,853	$48,938,912	$69,187,072	$13,669,667	$223,432,190	$60,992,341
Shares of investments:	15,834,310	5,582,801	69,187,072	748,793	10,157,086	3,736,347

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	MAXIM T. ROWE PRICE MID CAP GROWTH PORTFOLIO	MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO	MFS GROWTH FUND	OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN PORTFOLIO

ASSETS:
Investments at fair value (1)	$50,171,166	$36,361,966	$133,532	$2,730,673	$19,288,243	$22,125,405
Investment income due and accrued						59,926
Receivable for investments sold				24,927	17,488	26,835
Purchase payments receivable	78,033	4,561		383	10,446	4,255
Due from Great West Life & Annuity Insurance Company

Total assets	50,249,199	36,366,527	133,532	2,755,983	19,316,177	22,216,421

LIABILITIES:
Payable for investments purchased	76,903	4,215
Redemptions payable	1,130	345		25,310	27,935	31,090
Due to Great West Life & Annuity Insurance Company	1,758	2,672	6	183	789	1,123

Total liabilities	79,791	7,232	6	25,493	28,724	32,213

NET ASSETS	$50,169,408	$36,359,294	$133,526	$2,730,490	$19,287,454	$22,184,208

NET ASSETS REPRESENTED BY:
Accumulation units	$50,169,408	$36,359,294	$133,526	$2,730,490	$19,287,454	$22,184,208
Contracts in payout phase

NET ASSETS	$50,169,408	$36,359,294	$133,526	$2,730,490	$19,287,454	$22,184,208

ACCUMULATION UNITS OUTSTANDING	1,711,310	1,609,972	11,920	252,670	1,364,219	1,298,351

UNIT VALUE (ACCUMULATION)	$29.32	$22.58	$11.20	$10.81	$14.14	17.09

(1) Cost of investments:	$48,282,061	$35,058,865	$130,472	$2,386,096	$19,942,944	$22,031,280
Shares of investments:	3,089,357	2,927,694	3,207	63,771	356,925	2,035,456

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	PIONEER EQUITY INCOME VCT PORTFOLIO II	PUTNAM HIGH YIELD ADVANTAGE FUND	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND	RIDGEWORTH SMALL CAP GROWTH STOCK FUND	ROYCE TOTAL RETURN FUND	RS SELECT GROWTH FUND

ASSETS:
Investments at fair value (1)	$1,357,225	$1,428,847	$4,292,145	$9,953,064	$3,020,676	$270,626
Investment income due and accrued
Receivable for investments sold	899		77,115	1,257	4,941	319
Purchase payments receivable	493	503	2,732	1,973	962	8
Due from Great West Life & Annuity Insurance Company

Total assets	1,358,617	1,429,350	4,371,992	9,956,294	3,026,579	270,953

LIABILITIES:
Payable for investments purchased		119
Redemptions payable	1,392	384	79,847	3,230	5,903	328
Due to Great West Life & Annuity Insurance Company	75	77	130	559	72	19

Total liabilities	1,467	580	79,977	3,789	5,975	347

NET ASSETS	$1,357,150	$1,428,770	$4,292,015	$9,952,505	$3,020,604	$270,607

NET ASSETS REPRESENTED BY:
Accumulation units	$1,357,150	$1,428,770	$4,292,015	$9,952,505	$3,020,604	$270,607
Contracts in payout phase

NET ASSETS	$1,357,150	$1,428,770	$4,292,015	$9,952,505	$3,020,604	$270,607

ACCUMULATION UNITS OUTSTANDING	93,369	114,062	570,541	793,889	293,466	18,728

UNIT VALUE (ACCUMULATION)	$14.54	$12.53	$7.52	$12.54	$10.29	14.45

(1) Cost of investments:	$1,288,612	$1,484,661	$5,343,749	$8,839,674	$3,024,121	$204,594
Shares of investments:	66,563	249,798	160,274	647,564	305,119	8,789

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

INVESTMENT DIVISIONS

RS SMALL CAP GROWTH FUND

ASSETS:
Investments at fair value (1)	$1,293,087
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company

Total assets	1,293,087

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	114

Total liabilities	114

NET ASSETS	$1,292,973

NET ASSETS REPRESENTED BY:
Accumulation units	$1,292,973
Contracts in payout phase

NET ASSETS	$1,292,973

ACCUMULATION UNITS OUTSTANDING	205,081

UNIT VALUE (ACCUMULATION)	$6.30

(1) Cost of investments:	$880,969
Shares of investments:	31,771

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY EQUITY INCOME FUND	AMERICAN CENTURY INCOME & GROWTH FUND	AMERICAN FUNDS GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND
INVESTMENT INCOME:
Dividends	$54,352	$43,987	$313,003	$2,194	$27,190	$201,488

EXPENSES:
Mortality and expense risk	18,364	116,338	79,114	1,091	54,316	98,221

NET INVESTMENT INCOME (LOSS)	35,988	(72,351)	233,889	1,103	(27,126)	103,267

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on sale of fund shares	(25,615)	(1,136,075)	(223,241)	(28,933)	(122,508)	(1,604,983)
Realized gain distributions

Net realized loss	(25,615)	(1,136,075)	(223,241)	(28,933)	(122,508)	(1,604,983)

Change in net unrealized appreciation (depreciation) on investments	(25,402)	45,488	315,547	32,169	(369,921)	432,777

Net realized and unrealized gain (loss) on investments	(51,017)	(1,090,587)	92,306	3,236	(492,429)	(1,172,206)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,029)	$(1,162,938)	$326,195	$4,339	$(519,555)	$(1,068,939)

INVESTMENT INCOME RATIO 2011 (1)	2.79%	0.33%	2.69%	1.51%	0.34%	1.34%

INVESTMENT INCOME RATIO 2010 (1)	2.60%		3.10%	1.46%	0.65%	0.89%

INVESTMENT INCOME RATIO 2009 (1)	3.19%		2.84%	2.24%	0.63%	1.39%

INVESTMENT INCOME RATIO 2008 (1)	2.59%	0.17%	3.37%	1.67%	0.87%	0.87%

INVESTMENT INCOME RATIO 2007 (1)	2.09%		2.43%	1.47%	0.81%	0.70%

(1)	If the Investment Division had no investment income, no Investment Income Ratio is shown.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	COLUMBIA LIFEGOAL BALANCE GROWTH PORTFOLIO	COLUMBIA MID CAP VALUE FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED CAPITAL APPRECIATION FUND	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,881	$20,252	$10,202	$21,157	$376,085	$223,497

EXPENSES:
Mortality and expense risk	825	9,532	26,481	28,312	280,576	581,554

NET INVESTMENT INCOME (LOSS)	2,056	10,720	(16,279)	(7,155)	95,509	(358,057)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(242)	249,232	141,155	(147,389)	(468,009)	(148,962)
Realized gain distributions						212,528

Net realized gain (loss)	(242)	249,232	141,155	(147,389)	(468,009)	63,566

Change in net unrealized appreciation (depreciation) on investments	(3,549)	(523,094)	(382,718)	(80,874)	(767,495)	31,548

Net realized and unrealized gain (loss) on investments	(3,791)	(273,862)	(241,563)	(228,263)	(1,235,504)	95,114

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,735)	$(263,142)	$(257,842)	$(235,418)	$(1,139,995)	$(262,943)

INVESTMENT INCOME RATIO 2011 (1)	2.61%	0.43%	0.23%	0.53%	1.02%	0.36%

INVESTMENT INCOME RATIO 2010 (1)	2.77%	1.11%	0.77%	0.58%	1.25%	0.27%

INVESTMENT INCOME RATIO 2009 (1)	4.10%	0.66%	0.38%	0.60%	1.53%	0.43%

INVESTMENT INCOME RATIO 2008 (1)	3.23%	1.14%	0.95%	0.86%	1.01%	0.80%

INVESTMENT INCOME RATIO 2007 (1)	2.02%		0.78%	0.72%	0.96%	0.82%

(1)    If the Investment Division had no investment income, no Investment Income Ratio is shown.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	FRANKLIN SMALL-MID CAP GROWTH FUND		INVESCO DYNAMICS FUND	INVESCO SMALL CAP GROWTH FUND		INVESCO VAN KAMPEN AMERICAN FRANCHISE FUND		INVESCO VAN KAMPEN AMERICAN VALUE FUND	INVESCO VAN KAMPEN COMSTOCK FUND

INVESTMENT INCOME:
Dividends	$		$37,609	$		$		$1,198	$20,767

EXPENSES:
Mortality and expense risk		670	14,370		6,071		5,290	5,580	9,040

NET INVESTMENT INCOME (LOSS)		(670)	23,239		(6,071)		(5,290)	(4,382)	11,727

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(3,938)	85,107		984		41,538	450,241	132,877
Realized gain distributions		3,253			14,043		7,113

Net realized gain (loss)		(685)	85,107		15,027		48,651	450,241	132,877

Change in net unrealized appreciation (depreciation) on investments		(5,553)	(182,855)		(19,700)		(69,763)	(358,304)	(217,344)

Net realized and unrealized gain (loss) on investments		(6,238)	(97,748)		(4,673)		(21,112)	91,937	(84,467)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(6,908)	$(74,509)		$(10,744)		$(26,402)	$87,555	$(72,740)

INVESTMENT INCOME RATIO 2011 (1)			2.57%					0.04%	1.11%

INVESTMENT INCOME RATIO 2010 (1)								0.08%	1.21%

INVESTMENT INCOME RATIO 2009 (1)							0.18%	0.51%	1.26%

INVESTMENT INCOME RATIO 2008 (1)								0.29%	1.98%

INVESTMENT INCOME RATIO 2007 (1)									1.64%

(1)    If the Investment Division had no investment income, no Investment Income Ratio is shown.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	JANUS ASPEN WORLDWIDE PORTFOLIO	JANUS FUND	JANUS TWENTY FUND	JANUS WORLDWIDE FUND	JENSEN PORTFOLIO	LEGG MASON CAPITAL MANAGEMENT VALUE TRUST

INVESTMENT INCOME:
Dividends	$9,039	$221	$2,696	$8,098	$11,304	$9,991

EXPENSES:
Mortality and expense risk	14,206	408	42,344	12,599	9,652	17,210

NET INVESTMENT INCOME (LOSS)	(5,167)	(187)	(39,648)	(4,501)	1,652	(7,219)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	27,021	3,129	218,143	19,491	2,764	(382,969)
Realized gain distributions			550,301

Net realized gain (loss)	27,021	3,129	768,444	19,491	2,764	(382,969)

Change in net unrealized appreciation (depreciation) on investments	(256,529)	(5,796)	(1,100,992)	(206,792)	(23,835)	327,333

Net realized and unrealized loss on investments	(229,508)	(2,667)	(332,548)	(187,301)	(21,071)	(55,636)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(234,675)	$(2,854)	$(372,196)	$(191,802)	$(19,419)	$(62,855)

INVESTMENT INCOME RATIO 2011 (1)	0.58%	0.41%	0.07%	0.63%	0.94%	0.53%

INVESTMENT INCOME RATIO 2010 (1)	0.61%	0.17%	0.24%	0.45%	0.81%

INVESTMENT INCOME RATIO 2009 (1)	1.44%	0.47%		1.19%	1.10%	0.82%

INVESTMENT INCOME RATIO 2008 (1)	1.20%	0.76%	0.01%	0.85%	0.88%

INVESTMENT INCOME RATIO 2007 (1)	0.78%	0.43%	0.22%	0.47%	0.63%

(1)    If the Investment Division had no investment income, no Investment Income Ratio is shown.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	LORD ABBETT VALUE OPPORTUNITIES FUND		MAINSTAY U.S. SMALL CAP FUND		MAXIM AGGRESSIVE PROFILE I PORTFOLIO	MAXIM ARIEL MID-CAP VALUE PORTFOLIO	MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO		MAXIM BOND INDEX PORTFOLIO

INVESTMENT INCOME:
Dividends	$		$		$593,419	$192,605	$		$513,178

EXPENSES:
Mortality and expense risk		8,173		1,462	141,969	416,933		109,811	105,654

NET INVESTMENT INCOME (LOSS)		(8,173)		(1,462)	451,450	(224,328)		(109,811)	407,524

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		91,639		8,772	(2,389,818)	1,952,964		2,685,784	205,604
Realized gain distributions		4,124			3,849,012				61,362

Net realized gain		95,763		8,772	1,459,194	1,952,964		2,685,784	266,966

Change in net unrealized appreciation (depreciation) on investments		(154,460)		(14,209)	(4,974,969)	(5,080,970)		(4,302,697)	506,646

Net realized and unrealized gain (loss) on investments		(58,697)		(5,437)	(3,515,775)	(3,128,006)		(1,616,913)	773,612

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(66,870)		$(6,899)	$(3,064,325)	$(3,352,334)		$(1,726,724)	$1,181,136

INVESTMENT INCOME RATIO 2011 (1)					0.93%	0.43%			2.74%

INVESTMENT INCOME RATIO 2010 (1)				0.32%	0.61%	0.11%			3.28%

INVESTMENT INCOME RATIO 2009 (1)					0.84%	0.22%		0.16%	4.02%

INVESTMENT INCOME RATIO 2008 (1)				1.31%	0.78%	2.30%		1.29%	4.59%

INVESTMENT INCOME RATIO 2007 (1)				0.94%	1.15%	0.46%		0.55%	4.32%

(1)    If the Investment Division had no investment income, no Investment Income Ratio is shown.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	MAXIM CONSERVATIVE PROFILE I PORTFOLIO	MAXIM INDEX 600 PORTFOLIO	MAXIM INVESCO ADR PORTFOLIO	MAXIM LIFETIME 2015 PORTFOLIO I	MAXIM LIFETIME 2015 PORTFOLIO II	MAXIM LIFETIME 2025 PORTFOLIO I
				(2)		(2)

INVESTMENT INCOME:
Dividends	$588,823	$194,114	$208,083	$	$214,565	$

EXPENSES:
Mortality and expense risk	72,370	124,868	48,081	59	13,496	135

NET INVESTMENT INCOME (LOSS)	516,453	69,246	160,002	(59)	201,069	(135)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(713,889)	(609,298)	(1,430,756)	3,770	70,112	10,979
Realized gain distributions	1,199,478	634,801			47,813

Net realized gain (loss)	485,589	25,503	(1,430,756)	3,770	117,925	10,979

Change in net unrealized appreciation (depreciation) on investments	(804,014)	(127,067)	(203,453)	(3,425)	(283,772)	(10,979)

Net realized and unrealized gain (loss) on investments	(318,425)	(101,564)	(1,634,209)	345	(165,847)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$198,028	$(32,318)	$(1,474,207)	$286	$35,222	$(135)

INVESTMENT INCOME RATIO 2011 (1)	2.11%	1.10%	2.24%		4.45%

INVESTMENT INCOME RATIO 2010 (1)	1.98%	0.70%	1.69%	2.69%	2.60%	2.38%

INVESTMENT INCOME RATIO 2009 (1)	2.94%	0.74%	1.97%		1.07%

INVESTMENT INCOME RATIO 2008 (1)	3.88%	0.88%	2.72%

INVESTMENT INCOME RATIO 2007 (1)	3.03%	0.62%	1.83%

(1)  If the Investment Division had no investment income, no Investment Income Ratio is shown.

(2)  For the period January 1, 2011 to March 17, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	MAXIM LIFETIME 2025 PORTFOLIO II	MAXIM LIFETIME 2035 PORTFOLIO I	MAXIM LIFETIME 2035 PORTFOLIO II	MAXIM LIFETIME 2045 PORTFOLIO I	MAXIM LIFETIME 2045 PORTFOLIO II	MAXIM LIFETIME 2055 PORTFOLIO II
		(2)		(2)

INVESTMENT INCOME:
Dividends	$108,252	$	$164,780	$	$129,091	$48,071

EXPENSES:
Mortality and expense risk	8,034	83	6,776	37	934	651

NET INVESTMENT INCOME (LOSS)	100,218	(83)	158,004	(37)	128,157	47,420

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	79,904	9,763	59,913	4,726	44,043	12,865
Realized gain distributions	35,865		55,802		48,337	9,020

Net realized gain	115,769	9,763	115,715	4,726	92,380	21,885

Change in net unrealized depreciation on investments	(277,624)	(10,321)	(448,949)	(4,852)	(376,818)	(124,245)

Net realized and unrealized loss on investments	(161,855)	(558)	(333,234)	(126)	(284,438)	(102,360)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,637)	$(641)	$(175,230)	$(163)	$(156,281)	$(54,940)

INVESTMENT INCOME RATIO 2011 (1)	4.44%		3.96%		3.57%	4.36%

INVESTMENT INCOME RATIO 2010 (1)	2.29%	1.76%	2.11%	1.60%	1.86%	1.86%

INVESTMENT INCOME RATIO 2009 (1)	0.97%		0.95%

INVESTMENT INCOME RATIO 2008 (1)

INVESTMENT INCOME RATIO 2007 (1)

(1)	If the Investment Division had no investment income, no Investment Income Ratio is shown.
(2)	For the period January 1, 2011 to March 17, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	MAXIM LOOMIS SAYLES BOND PORTFOLIO	MAXIM LOOMIS SAYLES SMALL- CAP VALUE PORTFOLIO	MAXIM MFS INTERNATIONAL VALUE PORTFOLIO	MAXIM MODERATE PROFILE I PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,527,731	$17,308	$380,375	$2,575,148	$1,771,941	$748,174

EXPENSES:
Mortality and expense risk	220,797	69,851	215,682	413,598	297,461	92,270

NET INVESTMENT INCOME (LOSS)	2,306,934	(52,543)	164,693	2,161,550	1,474,480	655,904

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	57,563	(168,372)	(2,638,626)	(2,731,033)	(3,338,288)	(1,211,367)
Realized gain distributions				13,535,790	10,197,085	2,565,919

Net realized gain (loss)	57,563	(168,372)	(2,638,626)	10,804,757	6,858,797	1,354,552

Change in net unrealized appreciation (depreciation) on investments	(209,793)	(3,586)	1,858,532	(15,556,135)	(11,585,646)	(2,126,585)

Net realized and unrealized loss on investments	(152,230)	(171,958)	(780,094)	(4,751,378)	(4,726,849)	(772,033)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,154,704	$(224,501)	$(615,401)	$(2,589,828)	$(3,252,369)	$(116,129)

INVESTMENT INCOME RATIO 2011 (1)	5.52%	0.17%	1.56%	1.46%	1.32%	1.74%

INVESTMENT INCOME RATIO 2010 (1)	6.20%	0.48%	1.47%	1.20%	1.07%	1.49%

INVESTMENT INCOME RATIO 2009 (1)	5.98%	0.36%	0.91%	1.69%	1.62%	2.10%

INVESTMENT INCOME RATIO 2008 (1)	7.74%	0.21%	1.45%	2.64%	2.47%	3.11%

INVESTMENT INCOME RATIO 2007 (1)	7.25%	0.09%	1.46%	2.20%	2.14%	2.49%

(1)	If the Investment Division had no investment income, no Investment Income Ratio is shown.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	MAXIM MONEY MARKET PORTFOLIO		MAXIM SMALL- CAP GROWTH PORTFOLIO		MAXIM STOCK INDEX PORTFOLIO	MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO	MAXIM T. ROWE PRICE MID CAP GROWTH PORTFOLIO	MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

INVESTMENT INCOME:
Dividends	$		$		$2,740,044	$1,035,776	$665,037	$1,242,073

EXPENSES:
Mortality and expense risk		640,831		150,386	1,880,779	547,985	231,032	326,659

NET INVESTMENT INCOME (LOSS)		(640,831)		(150,386)	859,265	487,791	434,005	915,414

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares				(54,753)	(11,147,272)	(1,194,046)	402,090	164,527
Realized gain distributions					361,240		4,220,767	148,572

Net realized gain (loss)				(54,753)	(10,786,032)	(1,194,046)	4,622,857	313,099

Change in net unrealized appreciation (depreciation) on investments				31,697	10,738,516	(345,362)	(5,576,008)	490,430

Net realized and unrealized gain (loss) on investments				(23,056)	(47,516)	(1,539,408)	(953,151)	803,529

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(640,831)		$(173,442)	$811,749	$(1,051,617)	$(519,146)	$1,718,943

INVESTMENT INCOME RATIO 2011 (1)					1.39%	1.81%	1.19%	3.35%

INVESTMENT INCOME RATIO 2010 (1)		0.00%			1.43%	1.76%		3.61%

INVESTMENT INCOME RATIO 2009 (1)		0.01%			1.72%	2.01%		4.05%

INVESTMENT INCOME RATIO 2008 (1)		1.89%			1.66%	2.63%		4.50%

INVESTMENT INCOME RATIO 2007 (1)		4.58%			1.29%	1.73%	0.05%	4.51%

(1)	If the Investment Division had no investment income, no Investment Income Ratio is shown.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	MFS GROWTH FUND		OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN PORTFOLIO	PIONEER EQUITY INCOME VCT PORTFOLIO II	PUTNAM HIGH YIELD ADVANTAGE FUND

INVESTMENT INCOME:
Dividends	$		$4,625	$371,723	$829,790	$30,693	$123,988

EXPENSES:
Mortality and expense risk		932	23,944	103,546	140,473	11,051	12,970

NET INVESTMENT INCOME (LOSS)		(932)	(19,319)	268,177	689,317	19,642	111,018

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		6,351	(77,879)	(405,789)	22,255	107,518	30,618

Realized gain distributions				5,506

Net realized gain (loss)		6,351	(77,879)	(400,283)	22,255	107,518	30,618

Change in net unrealized appreciation (depreciation) on investments		(5,129)	30,366	(1,923,052)	1,819	(22,269)	(127,576)

Net realized and unrealized gain (loss) on investments		1,222	(47,513)	(2,323,335)	24,074	85,249	(96,958)

NET INCREASE (DECREASE) IN NET ASSETS

RESULTING FROM OPERATIONS		$290	$(66,832)	$(2,055,158)	$713,391	$104,891	$14,060

INVESTMENT INCOME RATIO 2011 (1)			0.16%	1.85%	3.62%	1.88%	6.94%

INVESTMENT INCOME RATIO 2010 (1)				0.96%	2.90%	2.16%	7.27%

INVESTMENT INCOME RATIO 2009 (1)		0.03%		0.74%	5.21%	3.03%	8.20%

INVESTMENT INCOME RATIO 2008 (1)				1.65%	4.84%	2.57%	5.29%

INVESTMENT INCOME RATIO 2007 (1)				1.12%	4.85%	2.29%

(1)	If the Investment Division had no investment income, no Investment Income Ratio is shown.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND	RIDGEWORTH SMALL CAP GROWTH STOCK FUND		ROYCE TOTAL RETURN FUND	RS SELECT GROWTH FUND		RS SMALL CAP GROWTH FUND

INVESTMENT INCOME:
Dividends	$133,822	$		$24,622	$		$

EXPENSES:
Mortality and expense risk	17,760		70,183	10,569		2,352		15,503

NET INVESTMENT INCOME (LOSS)	116,062		(70,183)	14,053		(2,352)		(15,503)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	140,497		1,365,435	407,098		11,417		75,447
Realized gain distributions				47,200

Net realized gain	140,497		1,365,435	454,298		11,417		75,447

Change in net unrealized appreciation (depreciation) on investments	(1,476,582)		(1,393,692)	(612,885)		4,065		(100,248)

Net realized and unrealized gain (loss) on investments	(1,336,085)		(28,257)	(158,587)		15,482		(24,801)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,220,023)		$(98,440)	$(144,534)		$13,130		$(40,304)

INVESTMENT INCOME RATIO 2011 (1)	2.94%			0.55%

INVESTMENT INCOME RATIO 2010 (1)	0.61%			1.17%

INVESTMENT INCOME RATIO 2009 (1)	0.61%			1.08%

INVESTMENT INCOME RATIO 2008 (1)	1.87%			2.43%

INVESTMENT INCOME RATIO 2007 (1)

(1)	If the Investment Division had no investment income, no Investment Income Ratio is shown.

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		AMERICAN CENTURY EQUITY INCOME FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$35,988	$34,395	$(72,351)	$(115,510)	$233,889	$249,096
Net realized loss	(25,615)	(70,598)	(1,136,075)	(2,553,758)	(223,241)	(338,887)
Change in net unrealized depreciation on investments	(25,402)	216,343	45,488	4,887,970	315,547	1,357,388

Increase (decrease) in net assets resulting from operations	(15,029)	180,140	(1,162,938)	2,218,702	326,195	1,267,597

CONTRACT TRANSACTIONS:
Purchase payments received	35,191	60,287	599,075	745,729	906,426	964,657
Transfers for contract benefits and terminations	(131,313)	(202,571)	(1,279,065)	(977,396)	(931,298)	(1,111,423)
Net transfers	(66,601)	(165,570)	(446,716)	(2,236,934)	406,171	(178,603)
Contract maintenance charges	(1,144)	(1,613)	(3,341)	(6,231)	(3,419)	(3,951)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(163,867)	(309,467)	(1,130,047)	(2,474,832)	377,880	(329,320)

Total increase (decrease) in net assets	(178,896)	(129,327)	(2,292,985)	(256,130)	704,075	938,277

NET ASSETS:
Beginning of period	2,020,231	2,149,558	13,861,610	14,117,740	11,274,254	10,335,977

End of period	$1,841,335	$2,020,231	$11,568,625	$13,861,610	$11,978,329	$11,274,254

CHANGES IN UNITS OUTSTANDING:
Units issued	5,861	9,733	87,333	138,232	125,923	143,804
Units redeemed	(18,702)	(35,073)	(161,550)	(313,622)	(119,708)	(166,960)

Net increase (decrease)	(12,841)	(25,340)	(74,217)	(175,390)	6,215	(23,156)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INCOME & GROWTH FUND		AMERICAN FUNDS GROWTH FUND OF AMERICA		ARTISAN INTERNATIONAL FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,103	$1,658	$(27,126)	$(5,907)	$103,267	$29,165
Net realized loss	(28,933)	(734)	(122,508)	(209,858)	(1,604,983)	(2,734,304)
Change in net unrealized appreciation (depreciation) on investments	32,169	30,607	(369,921)	1,000,544	432,777	3,245,510

Increase (decrease) in net assets resulting from operations	4,339	31,531	(519,555)	784,779	(1,068,939)	540,371

CONTRACT TRANSACTIONS:
Purchase payments received			1,112,805	1,175,683	1,539,540	1,782,439
Transfers for contract benefits and terminations	(130,717)		(831,499)	(645,511)	(1,488,130)	(1,506,734)
Net transfers	(20,375)	21,081	(655,075)	139,498	(995,047)	(2,630,242)
Contract maintenance charges			(4,063)	(3,846)	(15,540)	(16,652)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(151,092)	21,081	(377,832)	665,824	(959,177)	(2,371,189)

Total increase (decrease) in net assets	(146,753)	52,612	(897,387)	1,450,603	(2,028,116)	(1,830,818)

NET ASSETS:
Beginning of period	260,015	207,403	8,130,889	6,680,286	16,375,604	18,206,422

End of period	$113,262	$260,015	$7,233,502	$8,130,889	$14,347,488	$16,375,604

CHANGES IN UNITS OUTSTANDING:
Units issued		2,462	260,756	358,683	471,017	540,531
Units redeemed	(14,627)		(302,866)	(295,028)	(533,236)	(757,472)

Net increase (decrease)	(14,627)	2,462	(42,110)	63,655	(62,219)	(216,941)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	COLUMBIA LIFEGOAL BALANCE GROWTH PORTFOLIO		COLUMBIA MID CAP VALUE FUND		DAVIS NEW YORK VENTURE FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,056	$3,317	$10,720	$11,542	$(16,279)	$11,057
Net realized gain (loss)	(242)	(22,536)	249,232	215,523	141,155	(248,246)
Change in net unrealized appreciation (depreciation) on investments	(3,549)	37,276	(523,094)	171,846	(382,718)	722,945

Increase (decrease) in net assets resulting from operations	(1,735)	18,057	(263,142)	398,911	(257,842)	485,756

CONTRACT TRANSACTIONS:
Purchase payments received			1,283,221	424,836	664,087	881,591
Transfers for contract benefits and terminations		(77,414)	(481,508)	(104,408)	(610,953)	(351,894)
Net transfers			2,745,058	294,855	(581,282)	(997,936)
Contract maintenance charges			(28,777)	(7,873)	(1,126)	(7,205)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	0	(77,414)	3,517,994	607,410	(529,274)	(475,444)

Total increase (decrease) in net assets	(1,735)	(59,357)	3,254,852	1,006,321	(787,116)	10,312

NET ASSETS:
Beginning of period	109,389	168,746	2,692,647	1,686,326	4,796,289	4,785,977

End of period	$107,654	$109,389	$5,947,499	$2,692,647	$4,009,173	$4,796,289

CHANGES IN UNITS OUTSTANDING:
Units issued			621,893	268,377	113,331	266,650
Units redeemed		(5,309)	(259,062)	(203,607)	(168,443)	(318,024)

Net increase (decrease)	0	(5,309)	362,831	64,770	(55,112)	(51,374)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	FEDERATED CAPITAL APPRECIATION FUND		FIDELITY VIP CONTRAFUND PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,155)	$(6,818)	$95,509	$161,570	$(358,057)	$(386,112)
Net realized gain (loss)	(147,389)	(369,143)	(468,009)	(302,607)	63,566	(1,432,361)
Change in net unrealized appreciation (depreciation) on investments	(80,874)	868,217	(767,495)	5,469,354	31,548	13,862,008

Increase (decrease) in net assets resulting from operations	(235,418)	492,256	(1,139,995)	5,328,317	(262,943)	12,043,535

CONTRACT TRANSACTIONS:
Purchase payments received	270,001	394,588	2,073,138	2,704,334	1,668,195	1,757,553
Transfers for contract benefits and terminations	(340,652)	(399,206)	(3,060,578)	(2,517,502)	(5,285,344)	(5,652,338)
Net transfers	(829,321)	(488,605)	(439,732)	(1,611,559)	(1,329,256)	(1,744,374)
Contract maintenance charges	(1,090)	(1,536)	(9,000)	(12,394)	(17,074)	(23,623)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(901,062)	(494,759)	(1,436,172)	(1,437,121)	(4,963,479)	(5,662,782)

Total increase (decrease) in net assets	(1,136,480)	(2,503)	(2,576,167)	3,891,196	(5,226,422)	6,380,753

NET ASSETS:
Beginning of period	4,638,687	4,641,190	37,573,839	33,682,643	62,498,965	56,118,212

End of period	$3,502,207	$4,638,687	$34,997,672	$37,573,839	$57,272,543	$62,498,965

CHANGES IN UNITS OUTSTANDING:
Units issued	37,890	63,873	222,839	349,778	257,089	444,610
Units redeemed	(111,702)	(108,655)	(301,771)	(430,410)	(482,765)	(736,427)

Net decrease	(73,812)	(44,782)	(78,932)	(80,632)	(225,676)	(291,817)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	FRANKLIN SMALL-MID CAP GROWTH FUND		INVESCO DYNAMICS FUND		INVESCO SMALL CAP GROWTH FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(670)	$(744)	$23,239	$(13,819)	$(6,071)	$(7,265)
Net realized gain (loss)	(685)	(2,650)	85,107	88,513	15,027	(17,193)
Change in net unrealized appreciation (depreciation) on investments	(5,553)	27,194	(182,855)	207,837	(19,700)	204,964

Increase (decrease) in net assets resulting from operations	(6,908)	23,800	(74,509)	282,531	(10,744)	180,506

CONTRACT TRANSACTIONS:
Purchase payments received			14,853	18,132	35,716	14,179
Transfers for contract benefits and terminations		(21,571)	(133,129)	(131,416)	(58,587)	(204,518)
Net transfers	(20,184)	(807)	20,692	(95,697)	43,651	92,171
Contract maintenance charges			(717)	(957)	(946)	(611)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(20,184)	(22,378)	(98,301)	(209,938)	19,834	(98,779)

Total increase (decrease) in net assets	(27,092)	1,422	(172,810)	72,593	9,090	81,727

NET ASSETS:
Beginning of period	97,603	96,181	1,493,710	1,421,117	768,283	686,556

End of period	$70,511	$97,603	$1,320,900	$1,493,710	$777,373	$768,283

CHANGES IN UNITS OUTSTANDING:
Units issued	940		15,687	11,729	9,037	14,740
Units redeemed	(3,317)	(2,597)	(27,222)	(39,800)	(7,771)	(21,611)

Net increase (decrease)	(2,377)	(2,597)	(11,535)	(28,071)	1,266	(6,871)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	INVESCO VAN KAMPEN AMERICAN FRANCHISE FUND		INVESCO VAN KAMPEN AMERICAN VALUE FUND		INVESCO VAN KAMPEN COMSTOCK FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,290)	$(4,667)	$(4,382)	$(3,319)	$11,727	$9,748
Net realized gain (loss)	48,651	(5,629)	450,241	73,018	132,877	(125,233)
Change in net unrealized appreciation (depreciation) on investments	(69,763)	90,079	(358,304)	493,099	(217,344)	320,147

Increase (decrease) in net assets resulting from operations	(26,402)	79,783	87,555	562,798	(72,740)	204,662

CONTRACT TRANSACTIONS:
Purchase payments received	13,713	14,135	600,256	630,733	226,111	160,607
Transfers for contract benefits and terminations	(29,803)	(48,833)	(248,821)	(213,618)	(282,747)	(155,432)
Net transfers	103,406	8,356	(1,647,564)	1,945,522	288,884	(127,494)
Contract maintenance charges	(305)	(175)	(15,913)	(18,390)	(2,487)	(524)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	87,011	(26,517)	(1,312,042)	2,344,247	229,761	(122,843)

Total increase (decrease) in net assets	60,609	53,266	(1,224,487)	2,907,045	157,021	81,819

NET ASSETS:
Beginning of period	595,222	541,956	4,014,856	1,107,811	1,698,078	1,616,259

End of period	$655,831	$595,222	$2,790,369	$4,014,856	$1,855,099	$1,698,078

CHANGES IN UNITS OUTSTANDING:
Units issued	70,286	8,547	209,070	415,612	134,770	79,847
Units redeemed	(54,473)	(12,813)	(326,742)	(159,859)	(115,131)	(95,161)

Net increase (decrease)	15,813	(4,266)	(117,672)	255,753	19,639	(15,314)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	000000000000	000000000000	000000000000	000000000000	000000000000	000000000000
	INVESTMENT DIVISIONS

	JANUS ASPEN WORLDWIDE PORTFOLIO		JANUS FUND		JANUS TWENTY FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(5,167)	$(4,510)	$(187)	$(454)	$(39,648)	$(35,865)
Net realized gain	27,021	16,684	3,129	4,478	768,444	242,150
Change in net unrealized appreciation (depreciation) on investments	(256,529)	212,490	(5,796)	3,260	(1,100,992)	34,066

Increase (decrease) in net assets resulting from operations	(234,675)	224,664	(2,854)	7,284	(372,196)	240,351

CONTRACT TRANSACTIONS:
Purchase payments received	87,745	68,844			6,094	3,137
Transfers for contract benefits and terminations	(125,987)	(96,662)	(10,847)	(25,238)	(331,617)	(402,023)
Net transfers	(97,561)	1,746	(317)	(85)	(143,338)	(150,642)
Contract maintenance charges	(465)	(493)			(2,457)	(3,582)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(136,268)	(26,565)	(11,164)	(25,323)	(471,318)	(553,110)

Total increase (decrease) in net assets	(370,943)	198,099	(14,018)	(18,039)	(843,514)	(312,759)

NET ASSETS:
Beginning of period	1,705,552	1,507,453	62,224	80,263	4,460,814	4,773,573

End of period	$1,334,609	$1,705,552	$48,206	$62,224	$3,617,300	$4,460,814

CHANGES IN UNITS OUTSTANDING:
Units issued	9,266	12,690	209	168	6,636	10,696
Units redeemed	(20,323)	(14,405)	(1,695)	(3,863)	(65,098)	(82,386)

Net decrease	(11,057)	(1,715)	(1,486)	(3,695)	(58,462)	(71,690)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
	INVESTMENT DIVISIONS

	JANUS WORLDWIDE FUND		JENSEN PORTFOLIO		LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,501)	$(7,567)	$1,652	$24	$(7,219)	$(21,545)
Net realized gain (loss)	19,491	12,665	2,764	2,817	(382,969)	(422,316)
Change in net unrealized appreciation (depreciation) on investments	(206,792)	187,134	(23,835)	125,853	327,333	571,324

Increase (decrease) in net assets resulting from operations	(191,802)	192,232	(19,419)	128,694	(62,855)	127,463

CONTRACT TRANSACTIONS:
Purchase payments received	6,911	5,627	219	476	2,867	84
Transfers for contract benefits and terminations	(135,135)	(175,500)	(108,703)	(89,173)	(397,807)	(259,385)
Net transfers	(30,292)	(92,028)	(59,544)	(118,704)	(205,606)	(217,809)
Contract maintenance charges	(578)	(912)	(415)	(735)	(787)	(1,035)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(159,094)	(262,813)	(168,443)	(208,136)	(601,333)	(478,145)

Total decrease in net assets	(350,896)	(70,581)	(187,862)	(79,442)	(664,188)	(350,682)

NET ASSETS:
Beginning of period	1,433,981	1,504,562	1,288,812	1,368,254	2,247,792	2,598,474

End of period	$1,083,085	$1,433,981	$1,100,950	$1,288,812	$1,583,604	$2,247,792

CHANGES IN UNITS OUTSTANDING:
Units issued	9,363	7,704	3,473	3,954	1,960	13,382
Units redeemed	(32,783)	(48,001)	(17,070)	(21,939)	(67,081)	(69,652)

Net decrease	(23,420)	(40,297)	(13,597)	(17,985)	(65,121)	(56,270)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	LORD ABBETT VALUE OPPORTUNITIES FUND		MAINSTAY U.S. SMALL CAP FUND		MAXIM AGGRESSIVE PROFILE I PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,173)	$(5,490)	$(1,462)	$(733)	$451,450	$237,433
Net realized gain (loss)	95,763	86,352	8,772	10,996	1,459,194	(25,840,103)
Change in net unrealized appreciation (depreciation) on investments	(154,460)	85,505	(14,209)	31,251	(4,974,969)	31,660,414

Increase (decrease) in net assets resulting from operations	(66,870)	166,367	(6,899)	41,514	(3,064,325)	6,057,744

CONTRACT TRANSACTIONS:
Purchase payments received	137,179	223,746	287		8,714,092	8,907,623
Transfers for contract benefits and terminations	(102,735)	(105,916)	(3,308)	(7,316)	(5,334,575)	(15,112,325)
Net transfers	84,935	428,814	(16,953)	(26,508)	(4,057,772)	(47,530,798)
Contract maintenance charges	(1,065)	(7,310)	(34)	(104)	(88,343)	(83,291)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	118,314	539,334	(20,008)	(33,928)	(766,598)	(53,818,791)

Total increase (decrease) in net assets	51,444	705,701	(26,907)	7,586	(3,830,923)	(47,761,047)

NET ASSETS:
Beginning of period	1,025,180	319,479	212,370	204,784	64,250,046	112,011,093

End of period	$1,076,624	$1,025,180	$185,463	$212,370	$60,419,123	$64,250,046

CHANGES IN UNITS OUTSTANDING:
Units issued	87,414	223,365	952	2,221	682,019	876,552
Units redeemed	(79,813)	(178,340)	(2,805)	(5,997)	(744,922)	(4,260,806)

Net increase (decrease)	7,601	45,025	(1,853)	(3,776)	(62,903)	(3,384,254)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	MAXIM ARIEL MID-CAP VALUE PORTFOLIO		MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO		MAXIM BOND INDEX PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(224,328)	$(366,923)	$(109,811)	$(112,705)	$407,524	$525,859
Net realized gain (loss)	1,952,964	(9,557,458)	2,685,784	1,898,854	266,966	651,665
Change in net unrealized appreciation on investments	(5,080,970)	17,475,631	(4,302,697)	1,765,395	506,646	(34,224)

Increase (decrease) in net assets resulting from operations	(3,352,334)	7,551,250	(1,726,724)	3,551,544	1,181,136	1,143,300

CONTRACT TRANSACTIONS:
Purchase payments received	1,102,683	1,240,655	918,591	914,189	1,453,580	1,793,986
Transfers for contract benefits and terminations	(3,682,978)	(3,939,234)	(1,336,693)	(1,291,488)	(1,762,645)	(1,845,400)
Net transfers	(834,084)	(2,734,728)	(2,292,961)	629,987	2,306,231	(1,857,831)
Contract maintenance charges	(13,901)	(22,373)	(3,797)	(5,920)	(29,563)	(30,244)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(3,428,280)	(5,455,680)	(2,714,860)	246,768	1,967,603	(1,939,489)

Total increase (decrease) in net assets	(6,780,614)	2,095,570	(4,441,584)	3,798,312	3,148,739	(796,189)

NET ASSETS:
Beginning of period	47,376,866	45,281,296	16,674,315	12,876,003	18,250,880	19,047,069

End of period	$40,596,252	$47,376,866	$12,232,731	$16,674,315	$21,399,619	$18,250,880

CHANGES IN UNITS OUTSTANDING:
Units issued	187,500	261,477	146,236	301,771	459,642	374,466
Units redeemed	(291,618)	(482,405)	(264,766)	(270,081)	(365,629)	(502,896)

Net increase (decrease)	(104,118)	(220,928)	(118,530)	31,690	94,013	(128,430)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	MAXIM CONSERVATIVE PROFILE I PORTFOLIO		MAXIM INDEX 600 PORTFOLIO		MAXIM INVESCO ADR PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$516,453	$452,273	$69,246	$(4,013)	$160,002	$112,258
Net realized gain (loss)	485,589	1,373,220	25,503	(944,153)	(1,430,756)	(1,201,131)
Change in net unrealized appreciation (depreciation) on investments	(804,014)	198,425	(127,067)	4,863,286	(203,453)	1,597,448

Increase (decrease) in net assets resulting from operations	198,028	2,023,918	(32,318)	3,915,120	(1,474,207)	508,575

CONTRACT TRANSACTIONS:
Purchase payments received	4,528,266	4,094,097	889,159	1,102,221	1,062,265	1,194,934
Transfers for contract benefits and terminations	(3,483,562)	(18,726,989)	(1,797,715)	(1,608,824)	(890,051)	(989,414)
Net transfers	2,128,761	(12,879,255)	(759,431)	(978,478)	(1,289,745)	(593,508)
Contract maintenance charges	(30,819)	(27,644)	(7,404)	(10,766)	(20,185)	(21,987)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	3,142,646	(27,539,791)	(1,675,391)	(1,495,847)	(1,137,716)	(409,975)

Total increase (decrease) in net assets	3,340,674	(25,515,873)	(1,707,709)	2,419,273	(2,611,923)	98,600

NET ASSETS:
Beginning of period	25,650,380	51,166,253	18,951,471	16,532,198	10,249,544	10,150,944

End of period	$28,991,054	$25,650,380	$17,243,762	$18,951,471	$7,637,621	$10,249,544

CHANGES IN UNITS OUTSTANDING:
Units issued	493,127	390,722	144,237	266,737	241,632	248,681
Units redeemed	(337,605)	(1,926,663)	(207,325)	(331,685)	(314,465)	(265,754)

Net increase (decrease)	155,522	(1,535,941)	(63,088)	(64,948)	(72,833)	(17,073)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	MAXIM LIFETIME 2015 PORTFOLIO I		MAXIM LIFETIME 2015 PORTFOLIO II		MAXIM LIFETIME 2025 PORTFOLIO I
	2011	2010	2011	2010	2011	2010
	(1)	(2)			(1)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(59)	$1,236	$201,069	$47,183	$(135)	$2,396
Net realized gain	3,770	507	117,925	51,734	10,979	1,053
Change in net unrealized appreciation (depreciation) on investments	(3,425)	3,425	(283,772)	211,580	(10,979)	10,979

Increase (decrease) in net assets resulting from operations	286	5,168	35,222	310,497	(135)	14,428

CONTRACT TRANSACTIONS:
Purchase payments received	5,031	14,415	723,736	503,381	6,052	22,143
Transfers for contract benefits and terminations			(405,884)	(78,489)
Net transfers	(65,840)	40,941	748,249	3,269,193	(146,742)	104,254
Contract maintenance charges		(1)	(1,021)	(384)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(60,809)	55,355	1,065,080	3,693,701	(140,690)	126,397

Total increase (decrease) in net assets	(60,523)	60,523	1,100,302	4,004,198	(140,825)	140,825

NET ASSETS:
Beginning of period	60,523	0	4,146,857	142,659	140,825	0

End of period	$0	$60,523	$5,247,159	$4,146,857	$0	$140,825

CHANGES IN UNITS OUTSTANDING:
Units issued	394	4,845	191,722	355,464	530	10,752

Units redeemed	(5,193)	(46)	(111,439)	(46,784)	(11,281)	(1)

Net increase (decrease)	(4,799)	4,799	80,283	308,680	(10,751)	10,751

(1)	For the period January 1, 2011 to March 17, 2011.
(2)	For the period June 8, 2010 to December 31, 2010.
(3)	For the period May 17, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	MAXIM LIFETIME 2025 PORTFOLIO II		MAXIM LIFETIME 2035 PORTFOLIO I		MAXIM LIFETIME 2035 PORTFOLIO II
	2011	2010	2011	2010	2011	2010
			(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$100,218	$16,597	$(83)	$1,146	$158,004	$27,920
Net realized gain	115,769	22,890	9,763	1,150	115,715	29,746
Change in net unrealized appreciation (depreciation) on investments	(277,624)	92,447	(10,321)	10,321	(448,949)	331,426

Increase (decrease) in net assets resulting from operations	(61,637)	131,934	(641)	12,617	(175,230)	389,092

CONTRACT TRANSACTIONS:
Purchase payments received	491,036	251,332	4,737	14,576	864,638	341,804
Transfers for contract benefits and terminations	(223,064)	(505)		(7,700)	(345,919)	(65,514)
Net transfers	843,821	1,210,083	(90,318)	66,729	38,063	2,986,192
Contract maintenance charges	(316)	(144)			(879)	(314)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,111,477	1,460,766	(85,581)	73,605	555,903	3,262,168

Total increase (decrease) in net assets	1,049,840	1,592,700	(86,222)	86,222	380,673	3,651,260

NET ASSETS:
Beginning of period	1,877,867	285,167	86,222	0	3,739,119	87,859

End of period	$2,927,707	$1,877,867	$0	$86,222	$4,119,792	$3,739,119

CHANGES IN UNITS OUTSTANDING:
Units issued	159,686	147,111	341	6,971	110,378	297,506
Units redeemed	(78,834)	(31,616)	(6,671)	(641)	(72,954)	(36,623)

Net increase (decrease)	80,852	115,495	(6,330)	6,330	37,424	260,883

(1)	For the period January 1, 2011 to March 17, 2011.
(2)	For the period June 8, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	MAXIM LIFETIME 2045 PORTFOLIO I		MAXIM LIFETIME 2045 PORTFOLIO II		MAXIM LIFETIME 2055 PORTFOLIO II
	2011	2010	2011	2010	2011	2010
	(1)	(2)				(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(37)	$423	$128,157	$25,935	$47,420	$9,025
Net realized gain	4,726	368	92,380	22,754	21,885	7,789
Change in net unrealized appreciation (depreciation) on investments	(4,852)	4,852	(376,818)	360,370	(124,245)	104,650

Increase (decrease) in net assets resulting from operations	(163)	5,643	(156,281)	409,059	(54,940)	121,464

CONTRACT TRANSACTIONS:
Purchase payments received	3,339	10,890	791,367	206,202	203,768	61,461
Transfers for contract benefits and terminations	(8,456)	(2,340)	(116,414)	(13,419)	(47,308)	(15,381)
Net transfers	(34,083)	25,170	(277,509)	2,771,188	(10,619)	849,904
Contract maintenance charges			(942)	(230)	(362)	(126)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(39,200)	33,720	396,502	2,963,741	145,479	895,858

Total increase (decrease) in net assets	(39,363)	39,363	240,221	3,372,800	90,539	1,017,322

NET ASSETS:
Beginning of period	39,363	0	3,372,851	51	1,017,322	0

End of period	$0	$39,363	$3,613,072	$3,372,851	$1,107,861	$1,017,322

CHANGES IN UNITS OUTSTANDING:
Units issued	491	3,039	72,676	259,138	26,765	75,327
Units redeemed	(3,337)	(193)	(44,535)	(20,139)	(16,565)	(3,388)

Net increase (decrease)	(2,846)	2,846	28,141	238,999	10,200	71,939

(1)	For the period January 1, 2011 to March 17, 2011.
(2)	For the period June 8, 2010 to December 31, 2010.
(3)	For the period January 5, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	MAXIM LOOMIS SAYLES BOND PORTFOLIO		MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO		MAXIM MFS INTERNATIONAL VALUE PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,306,934	$2,946,790	$(52,543)	$(22,300)	$164,693	$135,865
Net realized gain (loss)	57,563	(1,452,970)	(168,372)	(587,982)	(2,638,626)	(3,251,178)
Change in net unrealized appreciation (depreciation) on investments	(209,793)	4,238,258	(3,586)	2,514,265	1,858,532	5,019,479

Increase (decrease) in net assets resulting from operations	2,154,704	5,732,078	(224,501)	1,903,983	(615,401)	1,904,166

CONTRACT TRANSACTIONS:
Purchase payments received	2,825,728	3,583,145	578,563	675,124	1,042,340	1,055,580
Transfers for contract benefits and terminations	(4,498,771)	(9,820,067)	(766,280)	(638,273)	(2,241,033)	(2,467,823)
Net transfers	(7,855,986)	(24,292,017)	(121,469)	(673,958)	(346,132)	(1,526,709)
Contract maintenance charges	(19,543)	(36,075)	(5,206)	(5,052)	(10,855)	(8,650)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(9,548,572)	(30,565,014)	(314,392)	(642,159)	(1,555,680)	(2,947,602)

Total increase (decrease) in net assets	(7,393,868)	(24,832,936)	(538,893)	1,261,824	(2,171,081)	(1,043,436)

NET ASSETS:
Beginning of period	49,176,452	74,009,388	10,306,384	9,044,560	24,976,050	26,019,486

End of period	$41,782,584	$49,176,452	$9,767,491	$10,306,384	$22,804,969	$24,976,050

CHANGES IN UNITS OUTSTANDING:
Units issued	259,519	396,983	106,560	148,044	277,057	262,307
Units redeemed	(586,138)	(1,598,875)	(121,189)	(190,407)	(356,569)	(430,245)

Net decrease	(326,619)	(1,201,892)	(14,629)	(42,363)	(79,512)	(167,938)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	MAXIM MODERATE PROFILE I PORTFOLIO		MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,161,550	$1,707,819	$1,474,480	$1,176,156	$655,904	$530,717
Net realized gain (loss)	10,804,757	(9,724,946)	6,858,797	(36,979,655)	1,354,552	(792,965)
Change in net unrealized depreciation on investments	(15,556,135)	22,715,983	(11,585,646)	46,419,679	(2,126,585)	3,259,735

Increase (decrease) in net assets resulting from operations	(2,589,828)	14,698,856	(3,252,369)	10,616,180	(116,129)	2,997,487

CONTRACT TRANSACTIONS:
Purchase payments received	17,034,508	19,746,325	15,724,552	17,113,650	8,509,463	6,728,001
Transfers for contract benefits and terminations	(12,940,552)	(34,180,383)	(10,860,654)	(37,430,362)	(5,001,736)	(7,405,623)
Net transfers	(5,930,636)	(114,254,993)	(7,038,799)	(128,148,173)	(473,289)	(29,735,719)
Contract maintenance charges	(239,409)	(212,158)	(155,648)	(153,328)	(69,113)	(56,026)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(2,076,089)	(128,901,209)	(2,330,549)	(148,618,213)	2,965,325	(30,469,367)

Total increase (decrease) in net assets	(4,665,917)	(114,202,353)	(5,582,918)	(138,002,033)	2,849,196	(27,471,880)

NET ASSETS:
Beginning of period	176,813,695	291,016,048	134,313,656	272,315,689	41,644,981	69,116,861

End of period	$172,147,778	$176,813,695	$128,730,738	$134,313,656	$44,494,177	$41,644,981

CHANGES IN UNITS OUTSTANDING:
Units issued	1,220,038	1,665,929	1,129,560	1,568,577	673,949	606,876
Units redeemed	(1,382,484)	(8,824,220)	(1,279,819)	(9,980,760)	(526,581)	(2,378,509)

Net increase (decrease)	(162,446)	(7,158,291)	(150,259)	(8,412,183)	147,368	(1,771,633)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	MAXIM MONEY MARKET PORTFOLIO		MAXIM SMALL-CAP GROWTH PORTFOLIO		MAXIM STOCK INDEX PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(640,831)	$(749,359)	$(150,386)	$(143,812)	$859,265	$906,566
Net realized loss			(54,753)	(523,212)	(10,786,032)	(15,967,878)
Change in net unrealized appreciation (depreciation) on investments			31,697	3,751,710	10,738,516	41,640,227

Increase (decrease) in net assets resulting from operations	(640,831)	(749,359)	(173,442)	3,084,686	811,749	26,578,915

CONTRACT TRANSACTIONS:
Purchase payments received	1,711,630	2,458,521	7,922	4,888	4,220,590	5,054,214
Transfers for contract benefits and terminations	(9,773,723)	(12,011,314)	(1,378,791)	(1,400,341)	(17,002,803)	(20,371,014)
Net transfers	1,966,576	(3,184,457)	(691,758)	(783,181)	(8,401,132)	(6,696,412)
Contract maintenance charges	(49,065)	(21,584)	(4,467)	(6,001)	(81,272)	(90,054)
Adjustments to net assets allocated to contracts in payout phase	(125,250)	71			(10,159)	13,376

Decrease in net assets resulting from contract transactions	(6,269,832)	(12,758,763)	(2,067,094)	(2,184,635)	(21,274,776)	(22,089,890)

Total increase (decrease) in net assets	(6,910,663)	(13,508,122)	(2,240,536)	900,051	(20,463,027)	4,489,025

NET ASSETS:
Beginning of period	75,955,280	89,463,402	16,107,079	15,207,028	206,190,313	201,701,288

End of period	$69,044,617	$75,955,280	$13,866,543	$16,107,079	$185,727,286	$206,190,313

CHANGES IN UNITS OUTSTANDING:
Units issued	858,017	993,287	21,298	47,369	612,576	1,073,549
Units redeemed	(1,185,636)	(1,727,436)	(116,241)	(172,782)	(1,191,940)	(1,662,066)

Net decrease	(327,619)	(734,149)	(94,943)	(125,413)	(579,364)	(588,517)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO		MAXIM T. ROWE PRICE MID CAP GROWTH PORTFOLIO		MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$487,791	$455,716	$434,005	$(210,748)	$915,414	$1,103,517
Net realized gain (loss)	(1,194,046)	(1,856,234)	4,622,857	(4,339,370)	313,099	703,485
Change in net unrealized appreciation (depreciation) on investments	(345,362)	9,061,710	(5,576,008)	15,529,782	490,430	49,191

Increase (decrease) in net assets resulting from operations	(1,051,617)	7,661,192	(519,146)	10,979,664	1,718,943	1,856,193

CONTRACT TRANSACTIONS:
Purchase payments received	2,093,965	2,219,899	4,109,591	4,402,974	1,205,210	1,480,204
Transfers for contract benefits and terminations	(5,786,900)	(6,340,398)	(4,266,512)	(11,570,997)	(3,725,669)	(4,855,118)
Net transfers	(2,567,684)	(1,929,871)	(8,725,099)	(31,775,875)	(1,264,387)	(501,355)
Contract maintenance charges	(23,372)	(28,160)	(29,064)	(47,494)	(7,082)	(7,511)
Adjustments to net assets allocated to contracts in payout phase	(9,407)	2,225

Decrease in net assets resulting from contract transactions	(6,293,398)	(6,076,305)	(8,911,084)	(38,991,392)	(3,791,928)	(3,883,780)

Total increase (decrease) in net assets	(7,345,015)	1,584,887	(9,430,230)	(28,011,728)	(2,072,985)	(2,027,587)

NET ASSETS:
Beginning of period	60,508,554	58,923,667	59,599,638	87,611,366	38,432,279	40,459,866

End of period	$53,163,539	$60,508,554	$50,169,408	$59,599,638	$36,359,294	$38,432,279

CHANGES IN UNITS OUTSTANDING:
Units issued	244,611	432,449	295,299	434,488	216,593	308,600
Units redeemed	(491,919)	(654,765)	(578,335)	(2,049,059)	(411,194)	(512,981)

Net decrease	(247,308)	(222,316)	(283,036)	(1,614,571)	(194,601)	(204,381)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	MFS GROWTH FUND		OPPENHEIMER CAPITAL APPRECIATION FUND		OPPENHEIMER GLOBAL FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(932)	$(1,642)	$(19,319)	$(26,391)	$268,177	$54,640
Net realized gain (loss)	6,351	211	(77,879)	(302,520)	(400,283)	(263,935)
Change in net unrealized appreciation (depreciation) on investments	(5,129)	24,601	30,366	541,247	(1,923,052)	2,508,583

Increase (decrease) in net assets resulting from operations	290	23,170	(66,832)	212,336	(2,055,158)	2,299,288

CONTRACT TRANSACTIONS:
Purchase payments received	9	16	213,584	268,557	3,064,329	2,322,947
Transfers for contract benefits and terminations	(66,072)	(27,973)	(328,211)	(464,286)	(1,490,883)	(1,391,076)
Net transfers	(9)	(2,682)	(20,991)	(510,566)	1,623,119	1,861,145
Contract maintenance charges	(20)	(38)	(1,083)	(1,390)	(51,103)	(35,468)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(66,092)	(30,677)	(136,701)	(707,685)	3,145,462	2,757,548

Total increase (decrease) in net assets	(65,802)	(7,507)	(203,533)	(495,349)	1,090,304	5,056,836

NET ASSETS:
Beginning of period	199,328	206,835	2,934,023	3,429,372	18,197,150	13,140,314

End of period	$133,526	$199,328	$2,730,490	$2,934,023	$19,287,454	$18,197,150

CHANGES IN UNITS OUTSTANDING:
Units issued	15	975	58,657	92,284	543,707	547,517
Units redeemed	(6,014)	(4,000)	(71,112)	(162,187)	(352,177)	(352,118)

Net increase (decrease)	(5,999)	(3,025)	(12,455)	(69,903)	191,530	195,399

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	PIMCO TOTAL RETURN PORTFOLIO		PIONEER EQUITY INCOME VCT PORTFOLIO II		PUTNAM HIGH YIELD ADVANTAGE FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$689,317	$474,928	$19,642	$18,329	$111,018	$115,382
Net realized gain (loss)	22,255	1,337,675	107,518	(155,590)	30,618	126,934
Change in net unrealized appreciation (depreciation) on investments	1,819	(268,097)	(22,269)	383,227	(127,576)	(53,551)

Increase in net assets resulting from operations	713,391	1,544,506	104,891	245,966	14,060	188,765

CONTRACT TRANSACTIONS:
Purchase payments received	1,958,268	1,944,536	107,176	83,266	161,578	181,512
Transfers for contract benefits and terminations	(2,427,206)	(2,263,067)	(173,879)	(231,698)	(311,718)	(223,660)
Net transfers	(326,420)	1,527,772	(786,426)	951,865	(275,087)	(24,753)
Contract maintenance charges	(27,246)	(22,938)	(2,440)	(1,947)	(367)	(341)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(822,604)	1,186,303	(855,569)	801,486	(425,594)	(67,242)

Total increase (decrease) in net assets	(109,213)	2,730,809	(750,678)	1,047,452	(411,534)	121,523

NET ASSETS:
Beginning of period	22,293,421	19,562,612	2,107,828	1,060,376	1,840,304	1,718,781

End of period	$22,184,208	$22,293,421	$1,357,150	$2,107,828	$1,428,770	$1,840,304

CHANGES IN UNITS OUTSTANDING:
Units issued	423,961	562,216	62,585	96,702	82,290	126,928
Units redeemed	(482,059)	(502,406)	(117,243)	(40,358)	(118,901)	(134,203)

Net increase (decrease)	(58,098)	59,810	(54,658)	56,344	(36,611)	(7,275)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND		RIDGEWORTH SMALL CAP GROWTH STOCK FUND		ROYCE TOTAL RETURN FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$116,062	$5,173	$(70,183)	$(57,841)	$14,053	$20,069
Net realized gain	140,497	234,736	1,365,435	(289,586)	454,298	169,614
Change in net unrealized appreciation (depreciation) on investments	(1,476,582)	306,012	(1,393,692)	2,075,601	(612,885)	415,452

Increase (decrease) in net assets resulting from operations	(1,220,023)	545,921	(98,440)	1,728,174	(144,534)	605,135

CONTRACT TRANSACTIONS:
Purchase payments received	991,496	677,928	998,984	1,004,386	631,811	402,370
Transfers for contract benefits and terminations	(426,785)	(220,535)	(715,910)	(574,983)	(428,040)	(151,688)
Net transfers	1,745,998	415,210	544,075	(482,385)	(1,913,290)	2,911,481
Contract maintenance charges	(18,412)	(12,524)	(4,031)	(3,792)	(19,287)	(12,059)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,292,297	860,079	823,118	(56,774)	(1,728,806)	3,150,104

Total increase (decrease) in net assets	1,072,274	1,406,000	724,678	1,671,400	(1,873,340)	3,755,239

NET ASSETS:
Beginning of period	3,219,741	1,813,741	9,227,827	7,556,427	4,893,944	1,138,705

End of period	$4,292,015	$3,219,741	$9,952,505	$9,227,827	$3,020,604	$4,893,944

CHANGES IN UNITS OUTSTANDING:
Units issued	583,313	534,919	425,365	420,307	192,745	463,899
Units redeemed	(349,222)	(422,163)	(364,381)	(425,568)	(363,566)	(132,562)

Net increase (decrease)	234,091	112,756	60,984	(5,261)	(170,821)	331,337

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	RS SELECT GROWTH FUND		RS SMALL CAP GROWTH FUND
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$(2,352)	$(2,097)	$(15,503)	$(14,884)
Net realized gain (loss)	11,417	1,603	75,447	42,827
Change in net unrealized depreciation on investments	4,065	65,098	(100,248)	300,651

Increase (decrease) in net assets resulting from operations	13,130	64,604	(40,304)	328,594

CONTRACT TRANSACTIONS:
Purchase payments received	3,943	1,910	2,364	2,936
Transfers for contract benefits and terminations	(22,332)	(11,753)	(166,249)	(121,701)
Net transfers	475	(1,230)	(22,910)	(57,514)
Contract maintenance charges	(120)	(141)	(742)	(952)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(18,034)	(11,214)	(187,537)	(177,231)

Total decrease in net assets	(4,904)	53,390	(227,841)	151,363

NET ASSETS:
Beginning of period	275,511	222,121	1,520,814	1,369,451

End of period	$270,607	$275,511	$1,292,973	$1,520,814

CHANGES IN UNITS OUTSTANDING:
Units issued	2,307	1,359	3,184	7,147
Units redeemed	(3,418)	(2,336)	(30,612)	(37,933)

Net decrease	(1,111)	(977)	(27,428)	(30,786)

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

FOR THE FISCAL YEAR ENDED DECEMBER 31, 2011

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

During 2011, the only investments of each of the Investment Divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Series Account may involve certain risks including, but not limited to, those described below.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Investment Divisions. These events may have adverse effects on the Investment Divisions such as a decline in the value and liquidity of many securities held by the Investment Divisions, and a decrease in net asset value.

The Investment Divisions investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the Investment Divisions to be subject to larger short-term declines in value.

The Investment Divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Investment Divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Series Account may have Investment Divisions that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Investment Divisions may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Investment Divisions may invest in securities of governmental agencies. Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Series Account adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Series Account’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Series Account will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Series Account is evaluating the impact, if any, of ASU No. 2011-04 on financial statements and related disclosures.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

Investment Division	Purchases	Sales

Alger Balanced Portfolio	$91,296	$219,192
Alger Mid Cap Growth Portfolio	684,395	1,886,989
American Century Equity Income Fund	1,807,944	1,196,173
American Century Income & Growth Fund	2,194	152,192
American Funds Growth Fund of America	1,731,361	2,136,370
Artisan International Fund	3,180,628	4,036,713
Columbia Lifegoal Balance Growth Portfolio	2,881	825
Columbia Mid Cap Value Fund	4,673,349	1,144,602
Davis New York Venture Fund	657,092	1,202,687
Federated Capital Appreciation Fund	287,291	1,195,565
Fidelity VIP Contrafund Portfolio	2,327,333	3,668,258
Fidelity VIP Growth Portfolio	1,629,376	6,738,853
Franklin Small-Mid Cap Growth Fund	11,757	29,360
Invesco Dynamics Fund	110,624	185,705
Invesco Small Cap Growth Fund	124,956	97,157
Invesco Van Kampen American Franchise Fund	491,836	403,005
Invesco Van Kampen American Value Fund	1,065,828	2,382,265
Invesco Van Kampen Comstock Fund	1,014,582	773,102
Janus Aspen Worldwide Portfolio	127,051	268,513
Janus Fund	1,677	13,029
Janus Twenty Fund	556,308	517,050
Janus Worldwide Fund	31,299	194,925
Jensen Portfolio	11,546	178,354
Legg Mason Capital Management Value Trust	13,762	622,367
Lord Abbett Value Opportunities Fund	1,005,708	891,439
Mainstay U.S. Small Cap Fund	295	21,767
Maxim Aggressive Profile I Portfolio	10,822,725	7,289,068
Maxim Ariel Mid-Cap Value Portfolio	2,245,720	5,898,967
Maxim Ariel Small-Cap Value Portfolio	1,983,963	4,808,898
Maxim Bond Index Portfolio	5,437,730	3,001,220
Maxim Conservative Profile I Portfolio	8,894,755	4,036,227
Maxim Index 600 Portfolio	2,555,189	3,526,686
Maxim Invesco ADR Portfolio	1,791,897	2,769,727
Maxim Lifetime 2015 Portfolio I	5,032	65,902
Maxim Lifetime 2015 Portfolio II	2,549,323	1,235,340
Maxim Lifetime 2025 Portfolio I	7,053	147,883
Maxim Lifetime 2025 Portfolio II	2,099,031	851,442
Maxim Lifetime 2035 Portfolio I	4,737	90,404
Maxim Lifetime 2035 Portfolio II	1,526,465	756,755
Maxim Lifetime 2045 Portfolio I	6,920	46,158
Maxim Lifetime 2045 Portfolio II	1,074,641	501,637
Maxim Lifetime 2055 Portfolio II	363,307	161,386
Maxim Loomis Sayles Bond Portfolio	5,875,484	13,117,315
Maxim Loomis Sayles Small-Cap Value Portfolio	1,459,295	1,826,288
Maxim MFS International Value Portfolio	2,304,310	3,695,545
Maxim Moderate Profile I Portfolio	27,052,628	13,431,842
Maxim Moderately Aggressive Profile I Portfolio	22,346,159	13,005,526
Maxim Moderately Conservative Profile I Portfolio	12,655,056	6,467,928
Maxim Money Market Portfolio	6,925,318	13,711,324
Maxim Small-Cap Growth Portfolio	1,117	2,218,792
Maxim Stock Index Portfolio	4,372,493	24,418,382
Maxim T. Rowe Price Equity/Income Portfolio	2,180,260	7,977,072
Maxim T. Rowe Price Mid Cap Growth Portfolio	9,209,414	13,465,920

Investment Division	Purchases	Sales
Maxim U.S. Government Mortgage Securities Portfolio	$3,610,299	$6,338,328
MFS Growth Fund	16	67,047
Oppenheimer Capital Appreciation Fund	396,064	552,107
Oppenheimer Global Fund	5,075,096	1,656,002
Pimco Total Return Portfolio	4,245,944	4,377,211
Pioneer Equity Income VCT Portfolio II	464,007	1,299,950
Putnam High Yield Advantage Fund	981,454	1,296,069
Putnam International Capital Opportunities Fund	4,202,697	1,794,339
Ridgeworth Small Cap Growth Stock Fund	4,012,725	3,259,796
Royce Total Return Fund	839,563	2,507,142
RS Select Growth Fund	22,296	42,683
RS Small Cap Growth Fund	5,656	208,717

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant’s account, a $30 annual maintenance charge on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining and is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Total or Partial Surrenders

The Company deducts charges for total or partial surrenders of a contract in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each participant’s account an amount to pay any premium tax levied by any governmental entity as a result of the existence of the policy owners’ accounts or of the Account. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.00% to 1.25%, depending on the size of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

The portfolios of Maxim Series Fund, Inc., which are underlying certain Investment Divisions, are registered investment companies affiliated with the Company. GW Capital Management, LLC, (doing business as Maxim Capital Management, LLC (“MCM”)) a wholly owned subsidiary of the Company, serves as investment adviser to Maxim Series Fund, Inc. Fees are assessed against the average daily net assets of the portfolios of Maxim Series Fund, Inc. to compensate MCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests. The Investment Income Ratios for each of the Investment Divisions are disclosed on the Statement of Operations.

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Expense Ratio lowest to highest			Total Return
		(a)		(b)					(a)		(b)

ALGER BALANCED PORTFOLIO
2011	141	$12.64	to	$14.74	$1,841	0.00%	to	1.25%	(1.17) %	to	0.07%
2010	154	$12.79	to	$14.73	$2,020	0.00%	to	1.25%	8.94%	to	10.34%
2009	179	$11.74	to	$13.35	$2,150	0.00%	to	1.25%	27.61%	to	29.24%
2008	198	$9.20	to	$10.33	$1,856	0.00%	to	1.25%	(32.60) %	to	(31.77) %
2007	240	$13.65	to	$15.14	$3,328	0.00%	to	1.25%	10.98%	to	12.40%
ALGER MID CAP GROWTH PORTFOLIO
2011	817	$13.88	to	$16.18	$11,569	0.00%	to	1.25%	(9.40) %	to	(8.28) %
2010	891	$15.32	to	$17.64	$13,862	0.00%	to	1.25%	17.94%	to	19.35%
2009	1,066	$12.99	to	$14.78	$14,118	0.00%	to	1.25%	49.83%	to	51.75%
2008	1,051	$8.67	to	$9.74	$9,296	0.00%	to	1.25%	(58.89) %	to	(58.36) %
2007	1,203	$21.09	to	$23.39	$25,815	0.00%	to	1.25%	29.94%	to	31.55%
AMERICAN CENTURY EQUITY INCOME FUND
2011	596	$19.99	to	$23.09	$11,978	0.00%	to	1.25%	2.25%	to	3.59%
2010	590	$19.55	to	$22.29	$11,274	0.00%	to	1.25%	11.91%	to	13.26%
2009	613	$17.47	to	$19.68	$10,336	0.00%	to	1.25%	10.85%	to	12.26%
2008	639	$15.76	to	$17.53	$10,055	0.00%	to	1.25%	(21.04) %	to	(20.06) %
2007	684	$19.96	to	$21.93	$13,770	0.00%	to	1.25%	0.50%	to	1.81%
AMERICAN CENTURY INCOME & GROWTH FUND
2011	11	$10.43	to	$10.43	$113	0.75%	to	0.75%	2.25%	to	2.25%
2010	25	$10.20	to	$16.35	$260	0.00%	to	0.75%	13.21%	to	14.10%
2009	23	$9.01	to	$14.33	$207	0.00%	to	0.75%	17.01%	to	17.85%
2008	21	$7.70	to	$12.16	$159	0.00%	to	0.75%	(35.13) %	to	(34.66) %
2007	24	$11.87	to	$18.61	$280	0.00%	to	0.75%	(1.08) %	to	(0.27) %
AMERICAN FUNDS GROWTH FUND OF AMERICA
(Effective date 08/10/2006)
2011	716	$9.80	to	$10.49	$7,234	0.00%	to	1.25%	(6.40) %	to	(5.15) %
2010	758	$10.47	to	$11.06	$8,131	0.00%	to	1.25%	10.56%	to	11.94%
2009	695	$9.47	to	$9.88	$6,680	0.00%	to	1.25%	32.45%	to	34.24%
2008	750	$7.15	to	$7.36	$5,440	0.00%	to	1.25%	(39.97) %	to	(39.27) %
2007	304	$11.91	to	$12.12	$3,641	0.00%	to	1.25%	9.27%	to	10.58%
ARTISAN INTERNATIONAL FUND
2011	1,324	$9.76	to	$11.28	$14,347	0.00%	to	1.25%	(8.44) %	to	(7.24) %
2010	1,386	$10.66	to	$12.16	$16,376	0.00%	to	1.25%	4.61%	to	5.92%
2009	1,603	$10.19	to	$11.48	$18,206	0.00%	to	1.25%	38.08%	to	39.66%
2008	1,575	$7.38	to	$8.22	$12,538	0.00%	to	1.25%	(47.62) %	to	(46.93) %
2007	1,415	$14.09	to	$15.49	$20,834	0.00%	to	1.25%	18.20%	to	19.71%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Expense Ratio lowest to highest			Total Return
		(a)		(b)					(a)		(b)

COLUMBIA LIFEGOAL BALANCE GROWTH PORTFOLIO
2011	7	$14.94	to	$17.71	$108	0.00%	to	0.75%	(1.58) %	to	(0.78) %
2010	7	$15.18	to	$17.85	$109	0.00%	to	0.75%	12.61%	to	13.19%
2009	13	$13.48	to	$15.77	$169	0.00%	to	0.75%	22.99%	to	24.17%
2008	13	$10.96	to	$12.70	$138	0.00%	to	0.75%	(28.83) %	to	(28.29) %
2007	14	$15.40	to	$17.71	$210	0.00%	to	0.75%	8.37%	to	9.12%
COLUMBIA MID CAP VALUE FUND
(Effective date 05/27/2008)
2011	639	$8.96	to	$9.37	$5,947	0.00%	to	1.25%	(5.78) %	to	(4.58) %
2010	276	$9.51	to	$9.82	$2,693	0.00%	to	1.25%	21.15%	to	22.60%
2009	211	$7.85	to	$8.01	$1,686	0.00%	to	1.25%	30.18%	to	31.96%
2008	104	$6.03	to	$6.07	$631	0.00%	to	1.25%	(39.70) %	to	(39.30) %
DAVIS NEW YORK VENTURE FUND
(Effective date 08/10/2006)
2011	425	$9.10	to	$9.74	$4,009	0.00%	to	1.25%	(6.28) %	to	(5.07) %
2010	480	$9.71	to	$10.26	$4,796	0.00%	to	1.25%	10.34%	to	11.76%
2009	531	$8.80	to	$9.18	$4,786	0.00%	to	1.25%	29.99%	to	31.52%
2008	574	$6.77	to	$6.98	$3,957	0.00%	to	1.25%	(41.03) %	to	(40.24) %
2007	267	$11.48	to	$11.68	$3,078	0.00%	to	1.25%	3.33%	to	4.66%
FEDERATED CAPITAL APPRECIATION FUND
2011	305	$10.89	to	$12.29	$3,502	0.00%	to	1.25%	(6.44) %	to	(5.24) %
2010	379	$11.64	to	$12.97	$4,639	0.00%	to	1.25%	11.17%	to	12.59%
2009	424	$10.47	to	$11.52	$4,641	0.00%	to	1.25%	12.70%	to	14.17%
2008	586	$9.29	to	$10.09	$5,703	0.00%	to	1.25%	(29.83) %	to	(28.99) %
2007	482	$13.24	to	$14.21	$6,561	0.00%	to	1.25%	9.24%	to	10.58%
FIDELITY VIP CONTRAFUND PORTFOLIO
2011	1,832	$18.63	to	$21.96	$34,998	0.00%	to	1.25%	(3.72) %	to	(2.49) %
2010	1,911	$19.35	to	$22.52	$37,574	0.00%	to	1.25%	15.73%	to	17.17%
2009	1,991	$16.72	to	$19.22	$33,683	0.00%	to	1.25%	34.08%	to	35.73%
2008	1,811	$12.47	to	$14.16	$22,951	0.00%	to	1.25%	(43.24) %	to	(42.51) %
2007	1,844	$21.97	to	$24.63	$41,133	0.00%	to	1.25%	16.12%	to	17.57%
FIDELITY VIP GROWTH PORTFOLIO
2011	2,884	$24.36	to	$14.26	$57,273	0.00%	to	1.25%	(1.02) %	to	0.21%
2010	3,109	$24.61	to	$14.23	$62,499	0.00%	to	1.25%	22.62%	to	24.17%
2009	3,401	$20.07	to	$11.46	$56,118	0.00%	to	1.25%	26.70%	to	28.33%
2008	3,951	$15.84	to	$8.93	$50,818	0.00%	to	1.25%	(47.83) %	to	(47.19) %
2007	4,346	$30.36	to	$16.91	$107,982	0.00%	to	1.25%	25.35%	to	27.05%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Expense Ratio lowest to highest			Total Return
		(a)		(b)					(a)		(b)

FRANKLIN SMALL-MID CAP GROWTH FUND
2011	8	$9.09	to	$9.09	$71	0.75%	to	0.75%	(5.61) %	to	(5.61) %
2010	10	$9.63	to	$22.38	$98	0.00%	to	0.75%	27.38%	to	28.47%
2009	13	$7.56	to	$17.42	$96	0.00%	to	0.75%	42.11%	to	43.14%
2008	13	$5.32	to	$12.17	$70	0.00%	to	0.75%	(42.92) %	to	(42.51) %
2007	14	$9.32	to	$21.17	$126	0.00%	to	0.75%	10.82%	to	11.66%
INVESCO DYNAMICS FUND
2011	187	$6.60	to	$7.63	$1,321	0.00%	to	1.25%	(5.58) %	to	(4.39) %
2010	199	$6.99	to	$7.98	$1,494	0.00%	to	1.25%	21.78%	to	23.34%
2009	227	$5.74	to	$6.47	$1,421	0.00%	to	1.25%	41.03%	to	42.83%
2008	254	$4.07	to	$4.53	$1,082	0.00%	to	1.25%	(47.69) %	to	(47.02) %
2007	313	$7.78	to	$8.55	$2,497	0.00%	to	1.25%	10.98%	to	12.35%
INVESCO SMALL CAP GROWTH FUND
2011	53	$13.96	to	$15.74	$777	0.00%	to	1.25%	(2.45) %	to	(1.25) %
2010	52	$14.31	to	$15.94	$768	0.00%	to	1.25%	24.65%	to	26.31%
2009	58	$11.48	to	$12.62	$687	0.00%	to	1.25%	32.87%	to	34.54%
2008	69	$8.64	to	$9.38	$608	0.00%	to	1.25%	(39.54) %	to	(38.81) %
2007	89	$14.29	to	$15.33	$1,301	0.00%	to	1.25%	10.01%	to	11.41%
INVESCO VAN KAMPEN AMERICAN FRANCHISE FUND
2011	103	$5.94	to	$6.86	$656	0.00%	to	1.25%	(8.05) %	to	(6.92) %
2010	87	$6.46	to	$7.37	$595	0.00%	to	1.25%	15.56%	to	17.17%
2009	92	$5.59	to	$6.29	$542	0.00%	to	1.25%	23.40%	to	24.80%
2008	101	$4.53	to	$5.04	$482	0.00%	to	1.25%	(38.78) %	to	(38.01) %
2007	113	$7.40	to	$8.13	$872	0.00%	to	1.25%	14.02%	to	15.48%
INVESCO VAN KAMPEN AMERICAN VALUE FUND
(Effective date 05/27/2008)
2011	267	$10.06	to	$10.52	$2,790	0.00%	to	1.25%	(0.89) %	to	0.38%
2010	385	$10.15	to	$10.48	$4,015	0.00%	to	1.25%	19.98%	to	21.44%
2009	129	$8.46	to	$8.63	$1,108	0.00%	to	1.25%	37.34%	to	38.97%
2008	19	$6.16	to	$6.21	$119	0.00%	to	1.25%	(38.40) %	to	(37.90) %
INVESCO VAN KAMPEN COMSTOCK FUND
(Effective date 08/10/2006)
2011	187	$9.51	to	$10.17	$1,855	0.00%	to	1.25%	(3.35) %	to	(2.12) %
2010	168	$9.84	to	$10.39	$1,698	0.00%	to	1.25%	13.89%	to	15.32%
2009	183	$8.64	to	$9.01	$1,616	0.00%	to	1.25%	27.62%	to	29.08%
2008	163	$6.77	to	$6.98	$1,118	0.00%	to	1.25%	(36.91) %	to	(36.08) %
2007	116	$10.73	to	$10.92	$1,250	0.00%	to	1.25%	(3.33) %	to	(2.06) %

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Expense Ratio lowest to highest			Total Return
		(a)		(b)					(a)		(b)

JANUS ASPEN WORLDWIDE PORTFOLIO
2011	114	$12.11	to	$14.77	$1,335	0.00%	to	0.95%	(14.60) %	to	(13.78) %
2010	125	$14.18	to	$17.13	$1,706	0.00%	to	0.95%	14.72%	to	15.51%
2009	126	$12.36	to	$14.83	$1,507	0.00%	to	0.95%	36.42%	to	38.08%
2008	128	$9.06	to	$10.74	$1,103	0.00%	to	0.95%	(45.19) %	to	(44.67) %
2007	149	$16.53	to	$19.41	$2,345	0.00%	to	0.95%	8.61%	to	9.66%
JANUS FUND
2011	7	$6.67	to	$16.08	$48	0.00%	to	0.75%	(6.58) %	to	(5.96) %
2010	9	$7.14	to	$17.10	$62	0.00%	to	0.75%	10.36%	to	11.40%
2009	12	$6.47	to	$15.35	$80	0.00%	to	0.75%	36.21%	to	37.05%
2008	10	$4.75	to	$11.20	$50	0.00%	to	0.75%	(40.25) %	to	(39.82) %
2007	10	$7.95	to	$18.61	$76	0.00%	to	0.75%	14.39%	to	15.23%
JANUS TWENTY FUND
2011	502	$6.95	to	$8.04	$3,617	0.00%	to	1.25%	(9.39) %	to	(8.22) %
2010	561	$7.67	to	$8.76	$4,461	0.00%	to	1.25%	5.65%	to	6.96%
2009	632	$7.26	to	$8.19	$4,774	0.00%	to	1.25%	41.52%	to	43.43%
2008	700	$5.13	to	$5.71	$3,690	0.00%	to	1.25%	(42.68) %	to	(42.03) %
2007	805	$8.95	to	$9.85	$7,366	0.00%	to	1.25%	34.18%	to	36.05%
JANUS WORLDWIDE FUND
2011	193	$5.33	to	$6.16	$1,083	0.00%	to	1.25%	(14.99) %	to	(13.85) %
2010	216	$6.27	to	$7.15	$1,434	0.00%	to	1.25%	14.21%	to	15.51%
2009	256	$5.49	to	$6.19	$1,505	0.00%	to	1.25%	35.89%	to	37.86%
2008	293	$4.04	to	$4.49	$1,244	0.00%	to	1.25%	(45.70) %	to	(45.04) %
2007	351	$7.44	to	$8.17	$2,719	0.00%	to	1.25%	7.98%	to	9.22%
JENSEN PORTFOLIO
2011	91	$11.72	to	$12.86	$1,101	0.00%	to	1.25%	(2.41) %	to	(1.15) %
2010	105	$12.01	to	$13.01	$1,289	0.00%	to	1.25%	10.18%	to	11.48%
2009	122	$10.90	to	$11.67	$1,368	0.00%	to	1.25%	27.04%	to	28.67%
2008	149	$8.58	to	$9.07	$1,300	0.00%	to	1.25%	(30.02) %	to	(29.14) %
2007	173	$12.26	to	$12.80	$2,145	0.00%	to	1.25%	5.69%	to	7.02%
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST
2011	182	$8.64	to	$9.75	$1,584	0.00%	to	1.25%	(4.53) %	to	(3.27) %
2010	248	$9.05	to	$10.08	$2,248	0.00%	to	1.25%	5.97%	to	7.35%
2009	304	$8.54	to	$9.39	$2,598	0.00%	to	1.25%	39.77%	to	41.63%
2008	384	$6.11	to	$6.63	$2,375	0.00%	to	1.25%	(55.30) %	to	(54.77) %
2007	555	$13.67	to	$14.66	$7,666	0.00%	to	1.25%	(7.20) %	to	(6.09) %
LORD ABBETT VALUE OPPORTUNITIES FUND
(Effective date 07/31/2009)
2011	81	$13.16	to	$13.56	$1,077	0.00%	to	1.25%	(5.39) %	to	(4.24) %
2010	73	$13.91	to	$14.16	$1,025	0.00%	to	1.25%	22.99%	to	24.54%
2009	28	$11.31	to	$11.37	$319	0.00%	to	1.25%	13.10%	to	13.70%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Expense Ratio lowest to highest			Total Return
		(a)		(b)					(a)		(b)

MAINSTAY U.S. SMALL CAP FUND
(Effective date 08/10/2006)
2011	18	$9.85	to	$10.53	$185	0.00%	to	1.25%	(4.18) %	to	(3.04) %
2010	20	$10.28	to	$10.86	$212	0.00%	to	1.25%	22.53%	to	24.11%
2009	24	$8.39	to	$8.75	$205	0.00%	to	1.25%	46.42%	to	48.31%
2008	52	$5.73	to	$5.90	$303	0.00%	to	1.25%	(37.65) %	to	(36.90) %
2007	65	$9.19	to	$9.35	$601	0.00%	to	1.25%	(18.46) %	to	(17.40) %
MAXIM AGGRESSIVE PROFILE I PORTFOLIO
2011	3,424	$15.83	to	$18.34	$60,419	0.00%	to	1.25%	(5.61) %	to	(4.43) %
2010	3,487	$16.77	to	$19.19	$64,250	0.00%	to	1.25%	14.16%	to	15.53%
2009	6,871	$14.69	to	$16.61	$112,011	0.00%	to	1.25%	31.28%	to	32.99%
2008	6,701	$11.19	to	$12.49	$82,281	0.00%	to	1.25%	(40.76) %	to	(40.01) %
2007	6,384	$18.89	to	$20.82	$131,080	0.00%	to	1.25%	5.77%	to	7.10%
MAXIM ARIEL MID-CAP VALUE PORTFOLIO
2011	1,221	$40.32	to	$27.08	$40,596	0.00%	to	1.25%	(8.03) %	to	(6.88) %
2010	1,325	$43.84	to	$29.08	$47,377	0.00%	to	1.25%	18.07%	to	19.52%
2009	1,546	$37.13	to	$24.33	$45,281	0.00%	to	1.25%	61.36%	to	63.40%
2008	1,576	$23.01	to	$14.89	$29,743	0.00%	to	1.25%	(41.29) %	to	(40.54) %
2007	1,769	$39.19	to	$25.04	$57,526	0.00%	to	1.25%	(2.44) %	to	(1.22) %
MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
2011	440	$35.57	to	$24.99	$12,233	0.00%	to	1.25%	(12.45) %	to	(11.32) %
2010	558	$40.63	to	$28.18	$16,674	0.00%	to	1.25%	27.73%	to	29.33%
2009	526	$31.81	to	$21.79	$12,876	0.00%	to	1.25%	64.14%	to	66.21%
2008	2,112	$19.38	to	$13.11	$28,956	0.00%	to	1.25%	(46.61) %	to	(45.94) %
2007	2,336	$36.30	to	$24.25	$59,814	0.00%	to	1.25%	(3.69) %	to	(2.49) %
MAXIM BOND INDEX PORTFOLIO
2011	1,158	$17.53	to	$20.43	$21,400	0.00%	to	1.25%	5.86%	to	7.19%
2010	1,064	$16.56	to	$19.06	$18,251	0.00%	to	1.25%	5.21%	to	6.48%
2009	1,193	$15.74	to	$17.90	$19,047	0.00%	to	1.25%	4.86%	to	6.17%
2008	1,157	$15.01	to	$16.86	$17,661	0.00%	to	1.25%	5.04%	to	6.44%
2007	1,002	$14.29	to	$15.84	$14,654	0.00%	to	1.25%	5.46%	to	6.74%
MAXIM CONSERVATIVE PROFILE I PORTFOLIO
2011	1,521	$17.12	to	$19.72	$28,991	0.00%	to	1.25%	(0.17) %	to	1.02%
2010	1,366	$17.15	to	$19.52	$25,650	0.00%	to	1.25%	7.39%	to	8.75%
2009	2,902	$15.97	to	$17.95	$51,166	0.00%	to	1.25%	18.91%	to	20.39%
2008	2,905	$13.43	to	$14.91	$42,653	0.00%	to	1.25%	(14.84) %	to	(13.77) %
2007	2,645	$15.77	to	$17.29	$45,064	0.00%	to	1.25%	4.23%	to	5.56%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31							For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)		Expense Ratio lowest to highest			Total Return
			(a)		(b)						(a)		(b)
MAXIM INDEX 600 PORTFOLIO
2011	653		$32.54	to	$23.22	$17,244		0.00%	to	1.25%	(0.88) %	to	0.35%
2010	716		$32.83	to	$23.14	$18,951		0.00%	to	1.25%	24.12%	to	25.69%
2009	781		$26.45	to	$18.41	$16,532		0.00%	to	1.25%	23.43%	to	24.98%
2008	878		$21.43	to	$14.73	$15,318		0.00%	to	1.25%	(32.20)%	to	(31.36) %
2007	875		$31.61	to	$21.46	$22,911		0.00%	to	1.25%	(2.05) %	to	(0.83) %
MAXIM INVESCO ADR PORTFOLIO
2011	535		$18.06	to	$12.72	$7,638		0.00%	to	1.25%	(15.88) %	to	(14.86) %
2010	608		$21.47	to	$14.94	$10,250		0.00%	to	1.25%	4.27%	to	5.58%
2009	625		$20.59	to	$14.15	$10,151		0.00%	to	1.25%	29.01%	to	30.66%
2008	703		$15.96	to	$10.83	$8,935		0.00%	to	1.25%	(40.95) %	to	(40.20) %
2007	597		$27.03	to	$18.11	$13,407		0.00%	to	1.25%	6.08%	to	7.41%
MAXIM LIFETIME 2015 PORTFOLIO II
(Effective date 05/05/2009)
2011	401		$12.75	to	$13.17	$5,247		0.00%	to	1.25%	0.24%	to	1.46%
2010	321		$12.72	to	$12.98	$4,147		0.00%	to	1.25%	10.23%	to	11.61%
2009	12		$11.54	to	$11.63	$143		0.00%	to	1.25%	15.40%	to	16.30%
MAXIM LIFETIME 2025 PORTFOLIO II
(Effective date 05/05/2009)
2011	220		$12.97	to	$13.41	$2,928		0.00%	to	1.25%	(2.26) %	to	(1.03) %
2010	139		$13.27	to	$13.55	$1,878		0.00%	to	1.25%	11.79%	to	13.29%
2009	24		$11.87	to	$11.96	$285		0.00%	to	1.25%	18.70%	to	19.60%
MAXIM LIFETIME 2035 PORTFOLIO II
(Effective date 05/08/2009)
2011	306		$13.10	to	$13.54	$4,120		0.00%	to	1.25%	(4.38) %	to	(3.15) %
2010	268		$13.70	to	$13.98	$3,739		0.00%	to	1.25%	13.22%	to	14.59%
2009	7		$12.10	to	$12.20	$88		0.00%	to	1.25%	21.00%	to	22.00%
MAXIM LIFETIME 2045 PORTFOLIO II
(Effective date 05/08/2009)
2011	267		$13.10	to	$13.54	$3,613		0.00%	to	1.25%	(5.28) %	to	(4.04) %
2010	239		$13.83	to	$14.11	$3,373		0.00%	to	1.25%	13.55%	to	15.00%
2009	0	*	$12.18	to	$12.27	$0	*	0.00%	to	1.25%	21.80%	to	22.70%
MAXIM LIFETIME 2055 PORTFOLIO II
(Effective date 05/08/2009)
2011	82		$13.07	to	$13.51	$1,108		0.00%	to	1.25%	(5.70) %	to	(4.52) %
2010	72		$13.86	to	$14.15	$1,017		0.00%	to	1.25%	13.51%	to	14.95%
MAXIM LOOMIS SAYLES BOND PORTFOLIO
2011	1,364		$37.57	to	$29.49	$41,783		0.00%	to	1.25%	3.13%	to	4.43%
2010	1,691		$36.43	to	$28.24	$49,176		0.00%	to	1.25%	11.37%	to	12.73%
2009	2,893		$32.71	to	$25.05	$74,009		0.00%	to	1.25%	36.75%	to	38.47%
2008	2,965		$23.92	to	$18.09	$55,894		0.00%	to	1.25%	(22.71) %	to	(21.76) %
2007	3,027		$30.95	to	$23.12	$73,825		0.00%	to	1.25%	6.76%	to	8.09%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Expense Ratio lowest to highest			Total Return
		(a)		(b)					(a)		(b)

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
2011	435	$21.92	to	$25.57	$9,767	0.00%	to	1.25%	(3.22) %	to	(2.03) %
2010	450	$22.65	to	$26.10	$10,306	0.00%	to	1.25%	22.43%	to	23.99%
2009	492	$18.50	to	$21.05	$9,045	0.00%	to	1.25%	26.28%	to	27.81%
2008	646	$14.65	to	$16.47	$9,552	0.00%	to	1.25%	(33.47) %	to	(32.64) %
2007	569	$22.02	to	$24.45	$12,742	0.00%	to	1.25%	1.90%	to	3.21%
MAXIM MFS INTERNATIONAL VALUE PORTFOLIO
2011	1,368	$18.38	to	$14.99	$22,805	0.00%	to	1.25%	(3.06) %	to	(1.90) %
2010	1,448	$18.96	to	$15.28	$24,976	0.00%	to	1.25%	7.85%	to	9.22%
2009	1,616	$17.58	to	$13.99	$26,019	0.00%	to	1.25%	30.22%	to	31.86%
2008	1,779	$13.50	to	$10.61	$22,245	0.00%	to	1.25%	(54.35) %	to	(53.77) %
2007	2,192	$29.57	to	$22.95	$59,894	0.00%	to	1.25%	4.93%	to	6.25%
MAXIM MODERATE PROFILE I PORTFOLIO
2011	8,755	$17.51	to	$20.39	$172,148	0.00%	to	1.25%	(2.45) %	to	(1.26) %
2010	8,918	$17.95	to	$20.65	$176,814	0.00%	to	1.25%	10.12%	to	11.50%
2009	16,076	$16.30	to	$18.52	$291,016	0.00%	to	1.25%	22.93%	to	24.46%
2008	16,297	$13.26	to	$14.88	$237,499	0.00%	to	1.25%	(24.27) %	to	(23.30) %
2007	15,921	$17.51	to	$19.40	$302,883	0.00%	to	1.25%	5.80%	to	7.12%
MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
2011	6,629	$17.52	to	$20.21	$128,731	0.00%	to	1.25%	(3.36) %	to	(2.13) %
2010	6,780	$18.13	to	$20.65	$134,314	0.00%	to	1.25%	11.71%	to	13.15%
2009	15,192	$16.23	to	$18.25	$272,316	0.00%	to	1.25%	27.00%	to	28.52%
2008	15,180	$12.78	to	$14.20	$212,037	0.00%	to	1.25%	(31.11) %	to	(30.22) %
2007	14,645	$18.55	to	$20.35	$294,036	0.00%	to	1.25%	5.94%	to	7.27%
MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
2011	2,377	$16.62	to	$19.39	$44,494	0.00%	to	1.25%	(1.31) %	to	(0.05) %
2010	2,230	$16.84	to	$19.40	$41,645	0.00%	to	1.25%	8.65%	to	10.04%
2009	4,001	$15.50	to	$17.63	$69,117	0.00%	to	1.25%	20.62%	to	22.09%
2008	4,023	$12.85	to	$14.44	$57,036	0.00%	to	1.25%	(19.13) %	to	(18.14) %
2007	3,769	$15.89	to	$17.64	$65,434	0.00%	to	1.25%	5.02%	to	6.39%
MAXIM MONEY MARKET PORTFOLIO
2011	4,026	$22.03	to	$14.02	$69,045	0.00%	to	1.25%	(1.26) %	to	0.00%
2010	4,353	$22.31	to	$14.02	$75,955	0.00%	to	1.25%	(1.24) %	to	0.00%
2009	5,088	$22.59	to	$14.02	$89,463	0.00%	to	1.25%	(1.22) %	to	0.00%
2008	5,728	$22.87	to	$14.02	$103,561	0.00%	to	1.25%	0.62%	to	1.96%
2007	6,022	$22.73	to	$13.75	$107,677	0.00%	to	1.25%	3.41%	to	4.72%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Expense Ratio lowest to highest			Total Return
		(a)		(b)					(a)		(b)
MAXIM SMALL-CAP GROWTH PORTFOLIO
2011	660	$25.52	to	$14.87	$13,867	0.00%	to	1.25%	(1.81) %	to	(0.60) %
2010	755	$25.99	to	$14.96	$16,107	0.00%	to	1.25%	22.13%	to	23.74%
2009	881	$21.28	to	$12.09	$15,207	0.00%	to	1.25%	30.47%	to	32.13%
2008	990	$16.31	to	$9.15	$13,112	0.00%	to	1.25%	(42.00) %	to	(41.31) %
2007	1,154	$28.12	to	$15.59	$26,416	0.00%	to	1.25%	10.88%	to	12.32%
MAXIM STOCK INDEX PORTFOLIO
2011	5,790	$77.78	to	$14.11	$185,727	0.00%	to	1.25%	(0.04) %	to	1.22%
2010	6,369	$77.81	to	$13.94	$206,190	0.00%	to	1.25%	14.04%	to	15.40%
2009	6,958	$68.23	to	$12.08	$201,701	0.00%	to	1.25%	25.19%	to	26.76%
2008	7,332	$54.50	to	$9.53	$178,058	0.00%	to	1.25%	(38.06) %	to	(37.26) %
2007	7,810	$87.99	to	$15.19	$322,200	0.00%	to	1.25%	3.84%	to	5.19%
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
2011	2,1315	$30.97	to	$17.69	$53,164	0.00%	to	1.25%	(2.12) %	to	(0.90) %
2010	2,378	$31.64	to	$17.85	$60,509	0.00%	to	1.25%	13.65%	to	15.09%
2009	2,600	$27.84	to	$15.51	$58,924	0.00%	to	1.25%	23.62%	to	25.18%
2008	2,670	$22.52	to	$12.39	$50,886	0.00%	to	1.25%	(36.97) %	to	(36.17) %
2007	3,174	$35.73	to	$19.41	$95,275	0.00%	to	1.25%	1.97%	to	3.24%
MAXIM T. ROWE PRICE MID CAP GROWTH PORTFOLIO
2011	1,711	$27.40	to	$31.80	$50,169	0.00%	to	1.25%	(2.91) %	to	(1.70) %
2010	1,994	$28.22	to	$32.35	$59,600	0.00%	to	1.25%	25.93%	to	27.56%
2009	3,609	$22.41	to	$25.36	$87,611	0.00%	to	1.25%	43.10%	to	44.83%
2008	3,672	$15.66	to	$17.51	$62,255	0.00%	to	1.25%	(41.11) %	to	(40.36) %
2007	3,806	$26.59	to	$29.36	$108,690	0.00%	to	1.25%	15.41%	to	16.88%
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
2011	1,610	$24.18	to	$20.73	$36,359	0.00%	to	1.25%	4.40%	to	5.71%
2010	1,805	$23.16	to	$19.61	$38,432	0.00%	to	1.25%	4.23%	to	5.54%
2009	2,009	$22.22	to	$18.58	$40,460	0.00%	to	1.25%	4.71%	to	6.05%
2008	2,128	$21.22	to	$17.52	$41,211	0.00%	to	1.25%	5.15%	to	6.44%
2007	2,062	$20.18	to	$16.46	$38,174	0.00%	to	1.25%	5.16%	to	6.47%
MFS GROWTH FUND
2011	12	$10.47	to	$11.81	$134	0.00%	to	1.25%	(1.87) %	to	(0.67) %
2010	18	$10.67	to	$11.89	$199	0.00%	to	1.25%	11.61%	to	13.02%
2009	21	$9.56	to	$10.52	$207	0.00%	to	1.25%	22.56%	to	24.06%
2008	22	$7.80	to	$8.48	$177	0.00%	to	1.25%	(37.40) %	to	(36.57) %
2007	24	$12.46	to	$13.37	$299	0.00%	to	1.25%	13.17%	to	14.57%
OPPENHEIMER CAPITAL APPRECIATION FUND
2011	253	$10.33	to	$11.675	$2,730	0.00%	to	1.25%	(2.82) %	to	(1.52) %
2010	265	$10.63	to	$11.85	$2,934	0.00%	to	1.25%	7.81%	to	9.12%
2009	335	$9.86	to	$10.86	$3,429	0.00%	to	1.25%	41.67%	to	43.65%
2008	317	$6.96	to	$7.56	$2,265	0.00%	to	1.25%	(46.54) %	to	(45.92) %
2007	346	$13.02	to	$13.98	$4,630	0.00%	to	1.25%	12.34%	to	13.75%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Expense Ratio lowest to highest			Total Return
		(a)		(b)					(a)		(b)

OPPENHEIMER GLOBAL FUND
2011	1,364	$13.52	to	$14.84	$19,287	0.00%	to	1.25%	(9.87) %	to	(8.68) %
2010	1,173	$15.00	to	$16.25	$18,197	0.00%	to	1.25%	14.24%	to	15.66%
2009	977	$13.13	to	$14.05	$13,140	0.00%	to	1.25%	37.49%	to	39.25%
2008	804	$9.55	to	$10.09	$7,804	0.00%	to	1.25%	(41.73) %	to	(41.06) %
2007	721	$16.39	to	$17.12	$11,971	0.00%	to	1.25%	4.59%	to	6.01%
PIMCO TOTAL RETURN PORTFOLIO
2011	1,298	$16.31	to	$18.39	$22,184	0.00%	to	1.25%	2.64%	to	3.90%
2010	1,356	$15.89	to	$17.70	$22,293	0.00%	to	1.25%	7.22%	to	8.59%
2009	1,297	$14.82	to	$16.30	$19,563	0.00%	to	1.25%	12.10%	to	13.51%
2008	1,072	$13.22	to	$14.36	$14,298	0.00%	to	1.25%	3.28%	to	4.59%
2007	865	$12.80	to	$13.73	$11,173	0.00%	to	1.25%	7.47%	to	8.80%
PIONEER EQUITY INCOME VCT PORTFOLIO II
2011	93	$13.71	to	$16.01	$1,357	0.00%	to	1.25%	4.50%	to	5.75%
2010	148	$13.12	to	$15.14	$2,108	0.00%	to	1.25%	17.67%	to	19.21%
2009	92	$11.15	to	$12.70	$1,060	0.00%	to	1.25%	12.51%	to	13.90%
2008	112	$9.91	to	$11.15	$1,155	0.00%	to	1.25%	(31.32) %	to	(30.49) %
2007	140	$14.43	to	$16.04	$2,085	0.00%	to	1.25%	(0.76) %	to	0.56%
PUTNAM HIGH YIELD ADVANTAGE FUND
(Effective date 05/27/2008)
2011	114	$12.27	to	$12.83	$1,429	0.00%	to	1.25%	1.74%	to	2.97%
2010	151	$12.06	to	$12.46	$1,840	0.00%	to	1.25%	11.46%	to	12.86%
2009	158	$10.82	to	$11.04	$1,719	0.00%	to	1.25%	46.41%	to	48.39%
2008	25	$7.39	to	$7.44	$185	0.00%	to	1.25%	(26.10) %	to	(25.60) %
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
(Effective date 05/27/2008)
2011	571	$7.29	to	$7.62	$4,292	0.00%	to	1.25%	(22.36) %	to	(21.44) %
2010	336	$9.39	to	$9.70	$3,220	0.00%	to	1.25%	16.94%	to	18.29%
2009	224	$8.03	to	$8.20	$1,814	0.00%	to	1.25%	54.42%	to	56.49%
2008	22	$5.20	to	$5.24	$115	0.00%	to	1.25%	(48.00) %	to	(47.60) %
RIDGEWORTH SMALL CAP GROWTH STOCK FUND
2011	794	$12.12	to	$13.18	$9,953	0.00%	to	1.25%	(1.38) %	to	(0.15) %
2010	733	$12.29	to	$13.20	$9,228	0.00%	to	1.25%	22.41%	to	24.06%
2009	738	$10.04	to	$10.64	$7,556	0.00%	to	1.25%	30.73%	to	32.34%
2008	693	$7.68	to	$8.04	$5,394	0.00%	to	1.25%	(41.95) %	to	(41.23) %
2007	595	$13.23	to	$13.68	$7,956	0.00%	to	1.25%	10.80%	to	12.22%
ROYCE TOTAL RETURN FUND
(Effective date 05/27/2008)
2011	293	$9.94	to	$10.40	$3,021	0.00%	to	1.25%	(3.21) %	to	(1.98) %
2010	464	$10.27	to	$10.61	$4,894	0.00%	to	1.25%	21.54%	to	23.09%
2009	133	$8.45	to	$8.62	$1,139	0.00%	to	1.25%	24.26%	to	25.84%
2008	40	$6.80	to	$6.85	$270	0.00%	to	1.25%	(32.00) %	to	(31.50) %

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Expense Ratio lowest to highest			Total Return
		(a)		(b)					(a)		(b)

RS SELECT GROWTH FUND
2011	19	$14.23	to	$15.62	$271	0.00%	to	1.25%	3.94%	to	5.26%
2010	20	$13.69	to	$14.84	$276	0.00%	to	1.25%	29.89%	to	31.56%
2009	21	$10.54	to	$11.28	$222	0.00%	to	1.25%	45.58%	to	47.45%
2008	24	$7.24	to	$7.65	$179	0.00%	to	1.25%	(45.69) %	to	(45.04) %
2007	30	$13.33	to	$13.92	$404	0.00%	to	1.25%	12.30%	to	13.73%
RS SMALL CAP GROWTH FUND
2011	205	$6.07	to	$7.01	$1,293	0.00%	to	1.25%	(3.50) %	to	(2.37) %
2010	233	$6.29	to	$7.18	$1,521	0.00%	to	1.25%	26.05%	to	27.76%
2009	263	$4.99	to	$5.62	$1,369	0.00%	to	1.25%	45.91%	to	47.51%
2008	310	$3.42	to	$3.81	$1,091	0.00%	to	1.25%	(46.31) %	to	(45.57) %
2007	362	$6.37	to	$7.00	$2,371	0.00%	to	1.25%	12.54%	to	14.01%

* The Investment Division has units and/or assets that round to less than $1,000 or 1,000 units.

(a) The amounts in these columns are associated with the highest Expense Ratio.

(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“Great-West”) and subsidiaries as of December 31, 2011 and 2010, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2011, and the statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West (the “Series Account”) as of December 31, 2011, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.

(b)	Exhibits
(1)	Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

(2)	Not applicable.

(3)

Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2–89550).

(4)

Form of each Variable Annuity Contract and riders are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550); form of GAC Amend 07 Amendment Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to Form N-4 registration statement filed on October 31, 2008 (File No. 2-89550).

(5)	Forms of Application are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(6)

Copies of Articles of Incorporation of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 30, 1996 (File No. 811-07549). Amended and Restated Bylaws of the Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 38 to Form N-4 registration statement filed on April 24, 2006 (File No. 2-89550).

(7)	Not applicable.

(8)(a)

Form of Participation Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(8)(b)

Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

1

(8)(c)

Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(d)

Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(e)

Participation Agreement, dated October 26, 2006, with Variable Insurance Products Funds and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL-2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(f)

Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management LLC (formerly, Janus Capital Corporation) is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(g)

Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(h)

Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(i)

Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly, STI Classic Funds), RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management Inc.) and BISYS Fund Services Limited Partnership, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(j)

Fund Participation Agreement, dated July 23, 2009, with Lord Abbett Family of Funds and Lord Abbett Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed on April 30, 2010 (File No. 2-89550).

(8)(k)

Fund Participation Agreement, dated April 30, 2009, with Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. are incorporated by reference to Post-Effective Amendment No.21 to Form N-4 registration Statement filed April 16, 2010 (File No. 333-52956).

(8)(l)

Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to Form N-4 registration statement filed on April 30, 2007 (File No. 2-89550).

(9)	Opinion of Counsel is incorporated by reference to Registrant’s Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).

2

(10)(a)	Written Consent of Jorden Burt LLP is filed herewith

(10)(b)	Written Consent of Deloitte & Touche LLP is filed herewith

(11)	Not applicable.

(12)	Not applicable.

(13)

Powers of Attorney for Messrs. Balog, Bernbach, A. Desmarais, P. Desmarais, Jr., Louvel, Nickerson, Plessis-Bélair and Walsh are incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to the registration statement filed on April 30, 2007 (File No. 2-89550). Powers of Attorney for Messrs. Orr and P. Ryan are incorporated by reference to Registrant’s Post-Effective Amendment No. 43 to the registration statement filed on April 21, 2008 (File No. 2-89550). Power of Attorney for Mer. McFeetors is incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to the registration statement filed on October 31, 2008 (File No. 2-89550). Powers of Attorneys for Messrs. T. Ryan, Royer and Rousseau are incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed on April 30, 2010 (File No. 2-89550).

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R. L. McFeetors	100 Osborne Street North, Winnipeg, Manitoba Canada R3C 3A5	Chairman of the Board

J. Balog	2205 North Southwinds Boulevard, Apt. 307 Vero Beach, Florida 32963	Director

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

A. Desmarais	(2)	Director

P. Desmarais, Jr.	(2)	Director

M.T.G. Graye	(1)	Director, President, Chief Executive Officer and Principal Financial Officer

A. Louvel	PO Box 1073 38 Beach Lane Wainscott, NY 11975	Director

J. E. A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 255 Commercial Street North Sydney, Nova Scotia, Canada B2A 3M2	Director

R.J. Orr	(2)	Director

M. Plessis-Bélair	(2)	Director

H.P. Rousseau	(2)	Director

3

Name	Principal Business Address	Positions and Offices with Depositor
R.Royer	(2)	Director

P.K. Ryan	(2)	Director

T.T. Ryan	SIFMA 120 Broadway, 35th Floor New York, NY 10271-0080	Director

B. E. Walsh	Saquenay Capital, LLC Two Manhattanville Rd. # 403 Purchase, NY 10577	Director

S.M. Corbett	(1)	Executive Vice President and Chief Investment Officer

R.K. Shaw	(1)	Executive Vice President, Individual Markets

C.P. Nelson	(1)	President, Great-West Retirement Services

C.H. Cumming	(1)	Senior Vice President, Defined Contribution Markets

M.R. Edwards	(1)	Senior Vice President, FASCore Operations

E.P. Friesen	(1)	Senior Vice President, Investments

R.J. Laeyendecker	(1)	Senior Vice President, Executive Benefits Markets

S.A. Miller	8525 East Orchard Road Greenwood Village, CO 80111.	Senior Vice President and Chief Information Officer

G.E. Seller	18111 Von Karman Avenue, #560 Irvine, CA 92612	Senior Vice President, Government Markets

R.G. Schultz	8525 East Orchard Road Greenwood Village, CO 80111.	Senior Vice President, General Counsel and Secretary

C.S. Tocher	(1)	Senior Vice President, Investments

J. Van Harmelen	(1)	Senior Vice President and Controller

D.C. Aspinwall	(1)	Chief Litigation Officer and Legal Counsel, Financial Services

4

Name	Principal Business Address	Positions and Offices with Depositor
B.A. Byrne	(1)	Chief Compliance Officer and Legal Counsel, Financial Services
	(1) 8515 East Orchard Road, Greenwood Village, Colorado 80111
	(2) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3

Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/11

The Registrant is a separate account of Great-West Life & Annuity Insurance Company (the “Depositor”), a stock life insurance company organized under the laws of the State of Colorado. The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set out below.

5

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais

99.999% - Pansolo Holding Inc.

100% - 3876357 Canada Inc.

100% - 3439496 Canada Inc.

100% - Capucines Investments Corporation

  32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)

94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)

53.62% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows. There are issued and outstanding as of December 31, 2011 411,042,894 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 899,590,614.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.52%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.62% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 60.95%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada

    100.0% - 171263 Canada Inc.

        66.06% - Power Financial Corporation

          68.24% - Great-West Lifeco Inc.

            100.0% - Great-West Financial (Canada) Inc.

              100.0% - Great-West Financial (Nova Scotia) Co.

                100.0% - Great-West Lifeco U.S. Inc.

                  100.0% - GWL&A Financial Inc.

                                   60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

2

  60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

  60.0% - Great-West Life & Annuity Insurance Capital, LLC

  60.0% - Great-West Life & Annuity Insurance Capital, LLC II

100.0% - Great-West Life & Annuity Insurance Company

    100.0% - First Great-West Life & Annuity Insurance Company

    100.0% - Advised Assets Group, LLC

    100.0% - GWFS Equities, Inc.

  100.0% - Great-West Life & Annuity Insurance Company of South Carolina

  100.0% - Emjay Corporation

  100.0% - FASCore, LLC

    50.0% - Westkin Properties Ltd.

    59.92% - Maxim Series Fund, Inc.

  100.0% - GW Capital Management, LLC

  100.0% - Orchard Trust Company, LLC

  100.0% - Lottery Receivables Company One LLC

  100.0% - LR Company II, L.L.C.

  100.0% - Singer Collateral Trust IV

  100.0% - Singer Collateral Trust V

  43.87% - 2001 Books Holdings, LLC

3

B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada

    100.0% - 171263 Canada Inc.

        66.06% - Power Financial Corporation

          68.24% - Great-West Lifeco Inc.

            100.0% - Great-West Financial (Canada) Inc.

              100.0% - Great-West Financial (Nova Scotia) Co.

                100% - Great-West Lifeco U.S. Inc.

                  100% - Putnam Investments, LLC

                    100.0% - Putnam Acquisition Financing Inc.

                      100.0% - Putnam Acquisition Financing LLC

                        100.0% - Putnam U.S. Holdings, LLC

                               100.0% - The Putnam Advisory Company, LLC

                               100.0% - Putnam Investment Management, LLC

                               100.0% - Putnam Fiduciary Trust Company (NH)

                               100.0% - Putnam Investor Services, Inc.

                               100.0% - Putnam U.S. Holdings I, LLC

                                     100.0% - Putnam Retail Management GP, Inc.

                                     99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)

                                     80.0% - PanAgora Asset Management, Inc.

                                     100.0% - Putnam GP Inc.

                                     99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)

                                     100.0% - Putnam Investment Holdings, LLC

                                         100.0% - Savings Investments, LLC

                                         100.0% - Putnam Aviation Holdings, LLC

                                         100.0% - Putnam Capital, LLC

                                             80.0% - TH Lee Putnam Capital Management, LLC

                    100.0% - Putnam International Holdings LLC

                                     100.0% - Putnam Investments Inc. (Canada)

                                     100.0% - Putnam Investments (Ireland) Limited

                                     100.0% - Putnam Investments Australia Pty Limited

                                     100.0% - Putnam Investments Securities Co., Ltd. (Japan)

                                     100.0% - Putnam International Distributors, Ltd. (Cayman)

                                       100.0% - Putnam Investments Argentina S.A.

                                     100.0% - Putnam Investments Limited (U.K.)

4

C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada

    100.0% - 171263 Canada Inc.

        66.06% - Power Financial Corporation

          68.24% - Great-West Lifeco Inc.

              100.0% - 2142540 Ontario Inc.

                    100.0% - Great-West Lifeco Finance (Delaware) LP

                           100.0% - Great-West Lifeco Finance (Delaware) LLC

              100.0% - 2023308 Ontario Inc.

                           100.0% - Great-West Life & Annuity Insurance Capital, LP

                                           40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

                                                         40.0% - Great-West Life & Annuity Insurance Capital, LLC

                           100.0% - Great-West Life & Annuity Insurance Capital, LP II

                                           40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

                                                         40.0% - Great-West Life & Annuity Insurance Capital, LLC II

            100.0% - 2171866 Ontario Inc

                  100.0% - Great-West Lifeco Finance (Delaware) LP II

                           100.0% - Great-West Lifeco Finance (Delaware) LLC II

            100.0% - 2023310 Ontario Inc.

            100.0% - 2023311 Ontario Inc.

            100.0% - 6109756 Canada Inc.

            100.0% - 6922023 Canada Inc.

            100.0% - The Great-West Life Assurance Company

                           71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)

                                           100.0% - GWL THL Private Equity II Inc.

                                           100.0% - Great-West Investors Holdco Inc.

                                           100.0% - Great-West Investors LLC

                                                           100.0% - Great-West Investors LP Inc.

                                                                            100.0% - Great-West Investors GP Inc.

                                                                                            100.0% - Great-West Investors LP

                                                                                                            100.0% - T.H. Lee Interests

                           100.0% - GWL Realty Advisors Inc.

                                           100.0% - GWL Realty Advisors U.S., Inc.

                                           100.0% - RA Real Estate Inc.

                                                           0.1% RMA Real Estate LP

                                           100.0% - Vertica Resident Services Inc.

                                           100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)

                          100.0% - GLC Asset Management Group Ltd.

                           100.0% - 801611 Ontario Limited

                           100.0% - 118050 Canada Inc.

                           100.0% - 1213763 Ontario Inc.

                                             99.9% - Riverside II Limited Partnership

5

  70.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.

               100.0% - The Owner: Condominium Plan No 8510578

  50.0% - 3352200 Canada Inc.

100.0% - 1420731 Ontario Limited

100.0% - 1455250 Ontario Limited

100.0% - CGWLL Inc.

  65.0% - The Walmer Road Limited Partnership

  50.0% - Laurier House Apartments Limited

100.0% - 2024071 Ontario Limited

100.0	% - 431687 Ontario Limited

                    0.1% - Riverside II Limited Partnership

100.0% - High Park Bayview Inc.

  75.0% - High Park Bayview Limited Partnership

    5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)

100.0% - 647679 B.C. Ltd.

100.0% - Red Mile Acquisitions Inc.

  70.0% - TGS North American Real Estate Investment Trust

                100.0% - TGS Trust

  70.0% - RMA Investment Company (Formerly TGS Investment Company)

                100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

                100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)

                100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)

100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]

                                                 100.0% - RMA American Realty Corp.

                                                             1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]

                                                 99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

                100.0% - 1218023 Alberta Ltd.

                                 50% - special shares in RMA (U.S.) Realty LLC (Delaware)

                100.0% - 1214931 Alberta Ltd.

                                 50% - special shares in RMA (U.S.) Realty LLC (Delaware)

  70.0% - RMA Real Estate LP

                100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)

                100.0% - S-8025 Holdings Ltd.

                100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.

  70.0% - KS Village (Millstream) Inc.

  70.0% - 0726861 B.C. Ltd.

  70.0% - Trop Beau Developments Limited

  70.0% - Kelowna Central Park Properties Ltd.

  70.0% - Kelowna Central Park Phase II Properties Ltd.

  40.0% - PVS Preferred Vision Services

100.0% - London Insurance Group Inc.

                100.0% - Trivest Insurance Network Limited

6

100.0% - London Life Insurance Company

                100.00% - 1542775 Alberta Ltd.

                100.0% - 0813212 B.C. Ltd.

                  30.0% - Kings Cross Shopping Centre Ltd.

                  30.0% - 0726861 B.C. Ltd.

                  30.0% - TGS North American Real Estate Investment Trust

                                   100.0% - TGS Trust

                  30.0% - RMA Investment Company (Formerly TGS Investment Company)

                                 100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

                                 100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)

                                 100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)

100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]

                                                                 100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]

                                                                 99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

                                 100.0% - 1218023 Alberta Ltd.

                                                 50% - special shares in RMA (U.S.) Realty LLC (Delaware)

                                100.0% - 1214931 Alberta Ltd.

                                                 50% - special shares in RMA (U.S.) Realty LLC (Delaware)

                  30.0% - RMA Real Estate LP

                                100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)

                                 100.0% - S-8025 Holdings Ltd.

                                 100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.

                100.0% - 1319399 Ontario Inc.

                100.0% - 3853071 Canada Limited

                  50.0% - Laurier House Apartments Limited

                  30.0% - Kelowna Central Park Properties Ltd.

                  30.0% - Kelowna Central Park Phase II Properties Ltd.

                  30.0% - Trop Beau Developments Limited

                100.0% - 4298098 Canada Inc.

                100.0% - GWLC Holdings Inc.

                               100% - GLC Reinsurance Corporation

                100.0% - 389288 B.C. Ltd.

                100.0% - Quadrus Investment Services Ltd.

                 35.0% - The Walmer Road Limited Partnership

                100.0% - 177545 Canada Limited

                100.0% - Lonlife Financial Services Limited

                 88.0% - Neighborhood Dental Services Ltd.

                100.0% - Quadrus Distribution Services Ltd.

                100.0% - Toronto College Park Ltd.

                    25.0% - High Park Bayview Limited Partnership

                 30.0% - KS Village (Millstream) Inc.

                100.0% - London Life Financial Corporation

7

                                           89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)

                                                       100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)

                                                       100.0% - London Life & Casualty Reinsurance Corporation

                                                                      100.0% - Trabaja Reinsurance Company Ltd.

                                                                      100.0% - London Life and Casualty (Barbados) Corporation

                                                       100.0% - LRG (US), Inc.

                                                                     100.0% - London Life International Reinsurance Corporation

                                                                      100.0% - London Life Reinsurance Company

  15.2% - Books Holdings, LLC (43.87% owned by GWL&A and 2.4% owned by The Canada Life Assurance Company)

100.0% - Canada Life Financial Corporation

                    100.0% - The Canada Life Assurance Company

                                     100.0% - Canada Life Brasil LTDA

                                     100.0% - Canada Life Capital Corporation, Inc.

                                                     100.0% - Canada Life International Holdings, Limited

                                                                      100.0% - Canada Life International Services Limited

                                                                      100.0% - Canada Life International, Limited

                                                                                      100.0% - CLI Institutional Limited

                                                                      100.0% - Canada Life Irish Holding Company, Limited

                                                                                      100.0% - Lifescape Limited

                                                                                      100.0% - Setanta Asset Management Limited

                                                                                      100.0% - Canada Life Group Services Limited

                                                                                      100.0% - Canada Life Europe Investment Limited

                                                                                                      78.67% - Canada Life Assurance Europe Limited

                                                                                                      100.0% - Canada Life Europe Management Services, Limited

                                                                                                                       21.33% - Canada Life Assurance Europe Limited

                                                                                      100.0% - Canada Life Assurance (Ireland), Limited

                                                                                                      100.0% - F.S.D. Investments, Limited

                                                                     100.0% - Canada Life International Re, Limited

                                                                                      100.0% - Canada Life Reinsurance International, Ltd.

                                                                                      100.0% - Canada Life Reinsurance, Ltd.

                                                                      100.0% - The Canada Life Group (U.K.), Limited

                                                                                      100.0% - Canada Life Pension Managers & Trustees, Limited

                                                                                      100.0% - Canada Life Asset Management Limited

                                                                                      100.0% - Canada Life European Real Estate Limited

                                                                                                      100% - Hotel Operations (Walsall) Limited

                                                                                      100.0% - Canada Life Trustee Services (U.K.), Limited

                                                                                      100.0% - CLFIS (U.K.), Limited

                                                                                      100.0% - Canada Life, Limited

                                                                                                      100.0% - Canada Life (U.K.), Limited

                                                                                                                       100.0% - Albany Life Assurance Company, Limited

                                                                                                                       100.0% - Canada Life Management (U.K.), Limited

                                                                                                                       100.0% - Canada Life Services (U.K.), Limited

                                                                                                                       100.0% - Canada Life Fund Managers (U.K.), Limited

8

                                                                                                                       100.0% - Canada Life Group Services (U.K.), Limited

                                                                                                                       100.0% - Canada Life Holdings (U.K.), Limited

                                                                                                      100.0% - Canada Life Irish Operations, Limited

                                                                                                                       100.0% - Canada Life Ireland Holdings, Limited.

                                                     100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)

                                                                      100.0% - Canada Life Finance (U.K.), Limited

                                                                      100.0% - CLH International Capital Management Hungary, Limited Liability Company

                                     100.0% - The Canada Life Insurance Company of Canada

                                                     94.4% - MAM Holdings Inc. (5.6% owned by GWL)

                                                                      100.0% - Mountain Asset Management LLC

                                     100.0% - CL Capital Management (Canada), Inc.

                                     100.0% - GRS Securities, Inc.

                                     100.0% - 587443 Ontario, Inc.

                                     100.0% - Canada Life Mortgage Services, Ltd.

                                     100.0% - Adason Properties, Limited

                                                     100.0% - Adason Realty, Ltd.

                                     100.0% - Crown Life Insurance Company

                                         2.4% - Books Holdings, LLC (43.87% owned by GWL&A and 15.2% owned by The Great-West Life Assurance Company)

D.           IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada

        100.0% - 171263 Canada Inc.

                66.06% - Power Financial Corporation

                      57.64% - IGM Financial Inc.

                                   100.0% - Investors Group Inc.

                                                  100.0% - Investors Group Financial Services Inc.

                                                  100.0% - I.G. International Management Limited

                                                                  100.0% - I.G. Investment Management (Hong Kong) Limited

                                                  100.0% - Investors Group Trust Co. Ltd.

                                                                  100.0% - 391102 B.C. Ltd.

                                                  100.0% - I.G. Insurance Services Inc.

                                                  100.0% - Investors Syndicate Limited

                                                  100.0% - Investors Group Securities Inc.

                                                  100.0% - I.G. Investment Management, Ltd.

                                                                  100% - Investors Group Corporate Class Inc.

                                                                  100.0% - Investors Syndicate Property Corp.

                                                                  19.63% - I.G. (Rockies) Corp.

                                                  100.0% - I.G. Investment Corp.

                                                  80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)

                                                  100.0% 4400020 Canada Inc. (Dissolution pending)

                                   100.0% - Mackenzie Inc.

9

            100.0%—Mackenzie Financial Corporation

                             100.0%—Mackenzie Financial Charitable Foundation

                             25.0%—Strategic Charitable Giving Foundation

                             100.0%—Execuhold Investment Limited

                             100.0%—Winfund Software Corp.

                             100.0%—Anacle I Corporation

                             100.0%—Mackenzie M.E.F. Management Inc.

                                               100.0%—Canterbury Common Inc.

                            100.0%—Mackenzie Cundill Investment Management (Bermuda) Ltd.

                             100.0%—Mackenzie Financial Capital Corporation

                             100.0%—Multi-Class Investment Corp.

                             100.0%—MSP 2009 GP Inc.

                             100.0%—MSP 2010 GP Inc.

                             100.0%—MMLP GP Inc.

93.90%—Investment Planning Counsel Inc.

                             100.0%—IPC Investment Corporation

                             100.0%—9132-2115 Quebec Inc.

                             100.0%—IPC Save Inc.

                             100.0%—IPC Estate Services Inc.

                             100.0%—IPC Securities Corporation

                             89.36%—IPC Portfolio Services Inc. (and 10.64% owned by advisors of IPC Portfolio Services Inc.)

                                             100.0%—Counsel Portfolio Services Inc.

10

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada

      100.0% - 171263 Canada Inc.

          66.06% - Power Financial Corporation

                          100.0% - Power Financial Europe B.V.

                  50.0% - Parjointco N.V.

                      76.0% - Pargesa Holding SA (56.5% capital)

                                     100.0% - Pargesa Netherlands B.V.

                                                       52.0% - Groupe Bruxelles Lambert (50.0% capital)

                                                                      Capital

                                                                        6.9% - Suez Environment Company (1)

                                                                      21.0% - Lafarge (2)

                                                                        9.8% - Pernod Ricard (1)

                                                                        0.2% - Iberdrola (1)

                                                                        10.0% - Arkema (1)

                                                                   100.0% - Belgian Securities B.V.

                                                                                    Capital

                                                                                                    57.0% - Imerys (1)

                                                                      100.0% - Brussels Securities

                                                                                    Capital

                                                                                                    100.0% - Sagerpar

                                                                                                                     3.8% - Groupe Bruxelles Lambert

                                                                                                    100.0% - GBL Overseas Finance N.V.

                                                                   100.0% - GBL Treasury Center

                                                                                    Capital

                                                                                    100.0% - GBL Energy S.á.r.l.

                                                                                                    Capital

                                                                                                                     4.0% - Total (1)

                                                                                                                     100.0% - GBL Verwaltung GmbH

                                                                                                                     100.0% - Immobilière Rue de Namur S.á.r.l.

                                                                   100.0% - GBL Verwaltung S.à.r.l.

                                                                                    Capital

                                                                                                    100.0% - GBL Investments Limited

                                                                                                    100.0% - GBL R

                                                                                                      5.2% - GDF SUEZ (1)

                                                                   43.0% - ECP 1

                                                                   42.4% - ECP 2

                                                                   100.0% - ECP3

                                     100.0% - Pargesa Compagnie S.A.

                                     100.0% - Pargesa Netherlands B.V.

                                                     100.0% - SFPG

11

(1) Based on Company’s published capital as of December 31, 2011

(2) Based on Company’s published capital as of November 30, 2011

F.         Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada

            100.0% - Square Victoria Communications Group Inc.

                             100.0% - Gesca Ltée

                                             100.0% - La Presse, ltée

                                                             100.0% 7991347 Canada inc.

                                             100.0% - Gesca Ventes Média Ltée

                                             100.0% - Gesca Numérique Ltée

                                                             100.0% - 3855082 Canada Inc.

                                                                               100.0% - Cyberpresse inc.

                                                             100.0% - 6645119 Canada Inc.

                                             100.0% - Les Éditions La Presse II Inc.

                                             100.0% - 3819787 Canada Inc.

                                                             100.0% - 3834310 Canada Inc.

                                             20.0% - 3859282 Canada Inc.

                             100.0% - Square Victoria Digital Properties inc.

                                             100.0% - 4400046 Canada Inc.

                                                             68.96% - 9059-2114 Québec Inc.

                                                                               83.3 % VR Estates Inc.

                                                                               97.74% - DuProprio Inc.

                                                                                               16.7% - VR Estates Inc.

                                                                                                               100% - 0757075 B.C. Ltd.

                                                                                                                                0.1% - Lower Mainland Comfree LP

                                                                                                                99.9% - Lower Mainland Comfree LP

                                                                                               100% - Comfree Commission Free Realty Inc.

                                                                                               100% - CF Real Estate First Inc.

                                                                                               100% - CF Real Estate Max Inc.

                                                                                               100% - CF Real Estate Ontario Inc.

                                                                                               100% - CF Real Estate Maritimes Inc.

                                                                                               100% - DP Immobilier Québec Inc.

                                             100.0% - Les Productions La Presse Télé Ltée

                                                             100.0% - La Presse Télé Ltée

                                                             100.0% - La Presse Télé II Ltée

                                                             100.0% - La Presse Télé III Ltée

                                             100.0% - Les Éditions Gesca Ltée

                                                             100.0% - Groupe Espaces Inc.

                                             100.0% - Les Éditions La Presse Ltée

                                             100.0% - (W.illi.am) 6657443 Canada Inc.

                                             100.0% - 7787146 Canada Inc. (lerenard.ca)

12

                                             3.81%—Acquisio Inc.

                                             50.0%—Workopolis Canada

                                             25.0%—Olive Média

                                                           100.0%—Attitude Digitale Inc.

                             100.0%—Square Victoria C.P. Holding Inc.

                                             33.3%—Canadian Press Enterprises Inc.

                                                           100.0%—Broadcast News Limited

                                                           100.0%—Press News Limited

                                                                            100.0%—Pagemasters North America Inc.

                             100.0%—7575343 Canada Inc.

G.         Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada

            100.0%—Power Corporation (International) Limited

                            99.9%—Power Pacific Corporation Limited

                                               25.0%—Barrick Power Gold Corporation of China Limited

                                               100.0%—Power Pacific Mauritius Limited

                                                             7.88%—Vimicro International Corporation

                                               0.1%—Power Pacific Equities Limited

            99.9%—Power Pacific Equities Limited

                                               4.3%—CITIC Pacific Limited

                                               5.8%—Yaolan Limited

            100.0%—Power Communications Inc.

                             0.1%—Power Pacific Corporation Limited

H.        Other PCC Companies

Power Corporation of Canada

            100.0%—152245 Canada Inc.

                             1100.0%—Power Tek, LLC

                             100%—3540529 Canada Inc.

            100.0%—Gelprim Inc.

            100.0%—3121011 Canada Inc.

            100.0%—171263 Canada Inc.

            100.0%—Victoria Square Ventures Inc.

                               13.76%—Bellus Health Inc.

                               31.1% Potentia Solar Inc.

                               25% Les Remparts de Québec

            100.0%—Power Communications Inc.

                             100.0%—Brazeau River Resources Investments Inc.

13

                              100.0% - Communications BP S.A.R.L

            100.0% - PCC Industrial (1993) Corporation

            100.0% - Power Corporation International

            100.0% - 3249531 Canada Inc.

                             100% - Sagard Capital Partners GP, Inc.

                                             100.0% - Sagard Capital Partners, L.P.

            100.0% - Power Corporation of Canada Inc.

            100.0% - Square Victoria Real Estate Inc.

            100.0% - PL S.A.

            100.0% - 4190297 Canada Inc.

                             100% Sagard Capital Partners Management Corp.

             100.0% - Sagard S.A.S.

            100.0% - Marquette Communications (1997) Corporation

                3.6% - Mitel Networks Corporation

            100.0% - 4507037 Canada Inc.

            100.0% - 4524781 Canada Inc.

            100.0% - 4524799 Canada Inc.

            100.0% - 4524802 Canada Inc.

I.         Other PFC Companies

Power Financial Corporation

            100.0% - 4400003 Canada Inc.

            100.0% - 3411893 Canada Inc.

            100.0% - 3439453 Canada Inc.

            100.0% - 4400020 Canada Inc.

            100.0% - 4507045 Canada Inc.

            100.0% - 4507088 Canada Inc.

            100.0% - Power Financial Capital Corporation

            100.0% - 7973594 Canada Inc.

            100.0% - 7973683 Canada Inc.

            100.0% - 7974019 Canada Inc.

Item 27. Number of Contractowners

As of February 29, 2012, there were 3 owners of non-qualified group contracts and 1,248 owners of qualified group contracts offered by Registrant.

Item 28. Indemnification

Provisions exist under the Colorado General Corporation Code and the Bylaws of Great-West whereby Great-West may indemnify a director, officer, or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1) “Corporation” includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2) “Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3) “Expenses” includes counsel fees.

19

(4) “Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5) “Official capacity” means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6) “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) “Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to Indemnify Directors.

(1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a) The person conducted himself or herself in good faith; and

(b) The person reasonably believed:

(I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation’s best interests; and

(II) In all other cases, that his or her conduct was at least not opposed to the corporation’s best interests; and

(c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2) A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4) A corporation may not indemnify a director under this section:

(a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

20

(5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a) The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b) The director furnishes the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

(2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner

(a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.

(b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

21

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2) The determinations required by subsection (1) of this section shall be made:

(a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum;or

(b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b) By the shareholders.

(4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1) Unless otherwise provided in the articles of incorporation:

(a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c) A corporation may indemnify and advance expenses to an officer, employee,

22

fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1) A provision concerning a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2) Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

Article IV. Indemnification

SECTION	1. In this Article, the following terms shall have the following meanings:

(a)	“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

23

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)

the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)

the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(c)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29. Principal Underwriter

(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of the securities of the Registrant. GWFS also services as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end

24

management investment company, Maxim Series Account of Great-West Life & Annuity Insurance Company (“Great-West”), Variable Annuity-1 Series Account of Great-West, COLI VUL-2 Series Account of Great-West and COLI VUL-4 Series Account of Great-West, Variable Annuity-2 Series Account of Great-West, Trillium Variable Annuity Account of Great-West, Prestige Variable Life Account of Great-West, Variable Annuity-1 Series Account of First Great-West Life and Annuity Company (“First Great-West), Variable Annuity-2 Series Account of First Great-West, COLI VUL-2 Series Account of First Great-West and COLI VUL-4 Series Account of First Great-West.

(b)	Directors and Officers of GWFS

Name	Principal Business Address	Positions & offices with Underwriter
C. P. Nelson	(1)	Chairman, President and Chief Executive Officer
G. E. Seller	18111 Von Karman Street. Suite 560 Irvine, CA 92612	Director and Senior Vice President
R.K. Shaw	(1)	Director and Executive Vice President
R.J. Laeyendecker	(1)	Senior Vice President
W.S. Harmon	(1)	Director and Vice President
S.A. Bendrick	(1)	Director and Vice President
C.H. Cumming	(1)	Vice President
M.R. Edwards	(1)	Senior Vice President
S.M. Gile	(1)	Vice President
B. Neese	(1)	Vice President
C. Bergeon	(1)	Vice President
S.A. Ghazaleh	(1)	Vice President
B.A. Byrne	(1)	Secretary and Chief Compliance Officer
T.L. Luiz	(1)	Compliance Officer
M.C. Maiers	(1)	Vice President and Treasurer

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111

(c) Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as

25

frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)

Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)—(4) thereof have been complied with.

(e)

Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

(f)

Great-West represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West.

26

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on the 22nd day of April 2012.

FUTURE FUNDS SERIES ACCOUNT of
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Registrant)

By:	/s/ M.T.G. Graye
M.T.G. Graye
President, Chief Executive Officer, and Principal Financial Officer of
Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)

By:	/s/ M.T.G. Graye
M.T.G. Graye
President, Chief Executive Officer, and Principal Financial Officer

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature and Title	Date

/s/ R. L. McFeetors	April 22, 2012
R. L. McFeetors*
Director, Chairman of the Board

/s/ M.T.G. Graye	April 22, 2012
M.T.G. Graye
Director, President, Chief Executive Officer and Principal Financial Officer

/s/ J. Van Harmelen	April 22, 2012
J. Van Harmelen
Senior Vice President and Controller

/s/ J. Balog	April 22, 2012
J. Balog* Director

/s/ J.L. Bernbach	April 22, 2012
J.L. Bernbach* Director

/s/ A. Desmarais	April 22, 2012
A. Desmarais*
Director

/s/ P. Desmarais, Jr.	April 22, 2012
P. Desmarais, Jr.* Director

/s/ A. Louvel	April 22, 2012
A. Louvel* Director

/s/ J.E.A. Nickerson	April 22, 2012
J.E.A. Nickerson* Director

/s/ R. J. Orr	April 22, 2012
R. J. Orr* Director

/s/ M. Plessis-Bélair	April 22, 2012
M. Plessis-Bélair* Director

/s/ H.P. Rousseau	April 22, 2012
H.P. Rousseau* Director

/s/ R. Royer	April 22, 2012
R. Royer* Director

/s/ P. K. Ryan	April 22, 2012
P. K. Ryan* Director

/s/ T. T. Ryan	April 22, 2012
T. T. Ryan* Director

/s/ B. E. Walsh	April 22, 2012
B. E. Walsh* Director

*By: /s/ R.G.Schultz	April 22, 2012
R.G. Schultz
Attorney-in-Fact pursuant to Power of Attorney